AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 17, 2012
                                File No. 33-67386
                                File No. 811-9154
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                         POST-EFFECTIVE AMENDMENT NO. 25

                                   ON FORM N-6

     TO REGISTRATION STATEMENT ON FORM S-6 UNDER THE SECURITIES ACT OF 1933

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 62

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                JAN FISCHER-WADE
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-865-5237
                (Name and Complete Address of Agent for Service)

 -------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: As soon as practicable after effective date.

It is proposed that this filing will become effective:


            immediately upon filing pursuant to paragraph (b) of Rule 485
     /X/    on May 1, 2012, pursuant to paragraph (b) of Rule 485
            60 days after filing pursuant to paragraph (a) of Rule 485 on --------- pursuant to paragraph (a) of Rule 485



The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

     INVESTOR'S SELECT VARIABLE UNIVERSAL LIFE INSURANCE POLICY PROSPECTUS


          Flexible Premium Variable Universal Life Insurance Policies


                                   Issued by:
                          Lincoln Benefit Life Company


                              In connection with:
                   Lincoln Benefit Life Variable Life Account


                                Street Address:
                              2940 S. 84th Street
                             Lincoln, NE 68506-4142


                                Mailing Address:
                                P.O. Box 660191
                             Dallas, TX 75266-0191


                        Telephone Number: 1-800-865-5237
                           Fax Number: 1-877-525-2689


This Prospectus describes information you should know before you purchase the Investor's Select Flexible Premium Variable Universal Life Insurance Policy. Please read it carefully and retain it for your records.

This Policy is designed to provide both life insurance protection and flexibility in connection with Premium payments and Death Benefits. Subject to certain restrictions, you may vary the frequency and amount of Premium payments and increase or decrease the level of life insurance benefits payable under the Policy.

EFFECTIVE DECEMBER 31, 2003, THIS PRODUCT IS NO LONGER BEING OFFERED FOR SALE.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                   The date of this Prospectus is May 1, 2012

                                 1  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------




                                                             PAGE
SUMMARY
     Description of the Policy and Policy Benefits             4
     Risks of the Policy                                       6
     The Portfolios And Associated Risks                       7
FEE TABLES
     Transaction Fees                                          8
     Periodic Charges Other Than Portfolio Operating
     Expenses                                                  9
     Optional Benefit Charges                                 10
     Portfolio Total Annual Operating Expenses                11
PURCHASE OF POLICY AND PREMIUMS
     Application for a Policy                                 11
     Premium Payments                                         12
     Premium Limits                                           12
     Monthly Guarantee Premiums                               12
     Lifetime Guarantee Premium                               12
     Safety Net Premium                                       12
     Modified Endowment Contracts                             13
     Allocation of Premiums                                   13
POLICY VALUE
     General                                                  13
     Accumulation Units                                       14
     Accumulation Unit Value                                  14
     Written Requests and Forms in Good Order                 14
     Postponement of Payments                                 14
TRANSFERS
     General                                                  14
     Transfers Authorized by Telephone                        15
     Dollar Cost Averaging                                    15
     Portfolio Rebalancing                                    15
     Market Timing & Excessive Trading                        16
     Trading Limitations                                      16
     Agreements to Share Information with Funds               17
     Short Term Trading Fees                                  17
INVESTMENT AND FIXED ACCOUNT OPTIONS
     The Sub-Accounts and the Portfolios                      17
     Voting Rights                                            20
     Additions, Deletions and Substitutions of Securities     21
     The Fixed Account                                        21
     SelectBalance/SM/ Asset Allocation Program               21
DEATH BENEFITS AND OPTIONAL INSURANCE
BENEFITS
     Death Benefits                                           22
     Death Benefit Options                                    22


                                                             PAGE
     Change to Death Benefit Option                           23
     Change to Face Amount                                    23
     Optional Insurance Benefits                              24
POLICY LOANS
     General                                                  25
     Loan Interest                                            25
     Loan Repayment                                           25
     Pre-Existing Loan                                        26
     Effect on Policy Value                                   26
SURRENDERS AND WITHDRAWALS
     Surrenders                                               26
     Partial Withdrawal                                       26
SETTLEMENT OPTIONS                                            27
MATURITY                                                      27
LAPSE AND REINSTATEMENT
     Lapse and Grace Period                                   28
     Reinstatement                                            28
CANCELLATION AND CONVERSION RIGHTS
     Free-Look Period                                         28
     Conversion                                               28
CHARGES AND DEDUCTIONS
     Premium Charge                                           28
     Monthly Deduction                                        29
     Policy Fee                                               29
     Administrative Expense Charge                            29
     Risk Charge                                              29
     Cost of Insurance Charge                                 29
     Rider Charges                                            30
     Separate Account Income Taxes                            30
     Portfolio Charges                                        30
     Surrender Charge                                         30
     Transfer Fee                                             31
GENERAL POLICY PROVISIONS
     Beneficiaries                                            31
     Assignment                                               31
     Dividends                                                31
ABOUT US
     Lincoln Benefit Life Company                             32
     The Separate Account                                     32
FEDERAL TAXES
     Introduction                                             32
     Taxation of the Company and the Separate Account         32
     Taxation of Policy Benefits                              32
     Employer Owned Life Insurance (a.k.a. "COLI")            33

                                2   PROSPECTUS

                                     PAGE
     Modified Endowment Contracts     33
     Income Tax Withholding           34
     Diversification Requirements     34
     Ownership Treatment              34
DISTRIBUTION                          35
LEGAL PROCEEDINGS                     36
LEGAL MATTERS                         36
FINANCIAL STATEMENTS                  36
GLOSSARY OF SPECIAL TERMS             37

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. LINCOLN BENEFIT LIFE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

Capitalized terms used in this prospectus are defined where first used or in the Glossary beginning on page 37 of this prospectus.


                                 3   PROSPECTUS

SUMMARY
--------------------------------------------------------------------------------

DESCRIPTION OF THE POLICY AND POLICY BENEFITS

1. WHAT IS A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY?

Your Policy is designed to be flexible to meet your specific life insurance needs. Your Policy has a Death Benefit, Policy Value (both terms defined below) and other features of life insurance providing fixed benefits. Your Policy is a "flexible premium" policy because you have a great amount of flexibility in determining when and how much Premium you want to pay. Your Policy is a "variable" policy because the Death Benefit and Policy Value vary according to the investment performance of the Sub-Accounts to which you have allocated your Premiums. The Policy provides you with an opportunity to take advantage of any increase in your Policy Value but you also bear the risk of any decrease.

2. WHAT ARE THE PREMIUMS FOR THIS POLICY?

You have considerable flexibility as to the timing and amount of your Premiums. You have a required first year Premium for your Policy, which is based on your Policy's Face Amount and the Insured's age, sex and risk class. You do not have to pay the required Premium after the first Policy Year. However, to take advantage of the Guaranteed Minimum Death Benefit ("GMDB") feature you must pay the cumulative monthly guarantee premiums due. If you allow the GMDB feature to terminate, you must pay enough Premium so that your Lapse Determination Value can pay Monthly Deductions. Otherwise, you may pay any level of Premium, as long as the Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code. For more information, please see "Purchase of Policy and Premiums" on page 11 and "Federal Taxes" beginning on page 32.

You also may establish a planned periodic Premium. You are not required to pay the planned periodic Premium and we will not terminate your Policy merely because you did not.

If you pay more Premium than permitted under section 7702A of the Tax Code, your Policy would be classified as a modified endowment contract, which would affect the federal income tax treatment of loans and withdrawals. For more information, see "Federal Taxes - Modified Endowment Contracts" on page 33.

3. WHAT IS THE GUARANTEED MINIMUM DEATH BENEFIT FEATURE?

Unless otherwise required by your state, we agree to keep the Policy (including any riders) in force for a specified period, regardless of the investment performance of the Sub-Accounts, and provide a Guaranteed Minimum Death Benefit for either:

     (a)        the Insured's lifetime; or

     (b)        for issue ages 0-55: to the Insured's Attained Age 65;

     (c)        for issue ages 56-70: 10 Policy Years; or

     (d)        for issue ages 71-79: to the Insured's Attained Age 80

so long as you pay the appropriate monthly guarantee premium. For additional discussion, see "Purchase of Policy and Premiums - Monthly Guarantee Premiums" on page 12.

4. HOW IS MY POLICY VALUE DETERMINED?

Your Premiums are invested in one or more of the Sub- Accounts or allocated to the Fixed Account, as you instruct us. Your Policy Value is the sum of the values of your interests in the Sub-Accounts of the Separate Account, plus the values in the Fixed Account and the Loan Account. Your Policy Value depends on the investment performance of the Sub-Accounts and the amount of interest we credit to the Fixed Account, as well as the Net Premiums paid, partial withdrawals, and charges assessed. We have summarized the charges imposed under the Policy in "Fee Tables" and described them in more detail in "Charges and Deductions" on page 28. For additional discussion of your Policy Value, please see "Policy Value" on page 13.

5. WHAT ARE THE INVESTMENT CHOICES FOR THIS POLICY?

The Policy currently offers multiple investment options, each of which is a Sub-Account. You may invest in up to twenty-one (21) Sub-Accounts or twenty
(20) Sub-Accounts plus the Fixed Account. Each Sub-Account invests in a single Portfolio. See "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 17 for a listing of the Sub-Accounts currently available under the Policy. We also offer a Fixed Account option. You may transfer money among your investment choices, subject to restrictions. Please see "Risks of the Policy" on page 6 and "Transfers - Trading Limitations" on page 16.

6. HOW ARE MY PREMIUMS ALLOCATED?

Before your Premiums are allocated to the Policy Value, we deduct a 2.5% Premium Charge. For more detail, see "Charges and Deductions" on page 28. The amount remaining after the deduction of the Premium Charge is called the Net Premium.

When you apply for the Policy, you specify in your application how to allocate your Net Premiums. You may change your allocations at any time by notifying us in writing at the address on the front cover of this Prospectus. See "Purchase of Policy and Premiums - Allocation of Premiums" on page 13.

Generally, we allocate your initial Premiums to the Sub-Accounts and the Fixed Account when we have received

                                 4   PROSPECTUS
your Premium and underwriting approval. We reserve the right, however, to delay the allocation of your initial Premium to the Sub-Accounts as described in "Purchase of Policy and Premiums - Allocation of Premiums" on page 13. Furthermore, if outstanding requirements prevent us from placing your Policy in force, your Premiums are not allocated until you satisfy those requirements.

We generally allocate your other Premiums to the Sub-Accounts and the Fixed Account as of the date we receive your Premiums in our home office. However, we reserve the right to delay the allocation of any Premium that requires underwriting.

7. MAY I TRANSFER POLICY VALUE AMONG THE SUB-ACCOUNTS AND THE FIXED ACCOUNT?

You may transfer Policy Value among the Sub-Accounts and the Fixed Account by writing to or calling us at 1-800-865-5237. While you also may transfer amounts from the Fixed Account, certain restrictions may apply. While we currently are waiving the transfer fee, we reserve the right under your Policy to charge a transfer fee on certain transfers. See "Transfers" on page 14.

In addition, you may use our automatic Dollar Cost Averaging Program or our Portfolio Rebalancing Program, though you may not use both at the same time. For additional information, please see "Transfers - Dollar Cost Averaging" on page 15.

8. WHAT ARE THE DEATH BENEFIT OPTIONS?

While your Policy is in force, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. The Policy provides for two Death Benefit options you may choose between while the Insured is alive. Under Option 1, the Death Benefit is equal to the greater of your Policy's Face Amount or the Policy Value multiplied by a specified percentage. Under Option 2, the Death Benefit is equal to the greater of your Policy's Face Amount plus the Policy Value on the Insured's date of death or the Policy Value multiplied by a specified percentage. Decreases in the Policy Value never cause the Death Benefit to be less than the Face Amount. Before we pay the Death Benefit to the Beneficiary, however, we subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charge. For additional information, please see "Policy Loans" on page 25 and "Death Benefits and Optional Insurance Benefits" on page 22.

9. HOW IS THE DEATH BENEFIT PAID?

While the Policy is in force and when the Insured dies, we pay a Death Benefit to your Beneficiary. You or your Beneficiary may choose to receive the proceeds of the Policy in the form of a lump sum payment or over a period under an optional payment plan. The Death Benefit proceeds are reduced by any amount you owe us, such as outstanding loans, loan interest or unpaid charges. The proceeds may be increased if, for example, you have added a rider that provides an additional benefit. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

10. CAN I INCREASE OR DECREASE MY POLICY'S FACE AMOUNT?

Yes, you have considerable flexibility to increase or decrease your Policy's Face Amount. You may request an increase and/or a decrease after the fifth Policy Year by sending a written request to us. Your requested increase must be at least $10,000. If you request an increase, you must provide evidence of insurability to us that meets our standards. An increase in the Face Amount increases the charges deducted from your Policy Value. You may not decrease the Face Amount of your Policy below $25,000. We do not permit a Face Amount change if the Policy is in the Grace Period. For more detail, see "Death Benefits and Optional Insurance Benefits - Change to Face Amount" on page 23. In addition, modifying your Policy's Face Amount might have tax ramifications. For an additional discussion, please see "Federal Taxes" on page 32.

11. DO I HAVE ACCESS TO THE VALUE OF MY POLICY?

Yes. You may surrender your Policy at any time for its Net Surrender Value. Upon surrender, life insurance coverage under your Policy ends. We may subtract a surrender charge from your surrender proceeds during the first twelve Policy Years and the first twelve years following an increase to the Face Amount. For more information concerning the calculation of surrender charges, see "Charges and Deductions - Surrender Charge" on page 30.

You also may withdraw part of your Policy Value through a partial withdrawal, which must equal at least $250. In addition, the maximum partial withdrawal amount may not reduce the Face Amount below $25,000. For more detail, see "Surrenders and Withdrawals" on page 26.

Surrenders and withdrawals may have tax consequences. For an additional discussion, please see "Risks of the Policy" on page 6 and "Federal Taxes - Taxation of Policy Benefits" on page 32.

12. MAY I TAKE OUT A POLICY LOAN?

You may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value. Other restrictions may apply if your Policy is issued in connection with a Qualified Plan. For more detail, see "Policy Loans" on page 25. For a discussion regarding the possible tax consequences of loans, see "Federal Taxes" on page 32.


                                 5   PROSPECTUS

13. CAN I EXCHANGE MY POLICY?

During the first 24 months after your Policy is issued, or the first two years after an increase in the Face Amount, if your Policy remains in force, you may exchange or amend your Policy to convert it to a non-variable universal life insurance policy without submitting proof of insurability. We will accomplish the conversion by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Sub-Accounts. Charges under the amended Policy will be based on the same risk classification as the Policy. We will not charge you for this conversion.

14. CAN I CANCEL MY POLICY?

You may cancel your Policy by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by the laws of the state in which you reside. We refund the Policy Value as of the date we receive your returned Policy, plus any charges previously deducted, unless your state requires a refund of Premium. Your Policy contains specific information about your free-look rights in your state. For more information, see "Cancellation and Conversion Rights - Free-Look Period," on page 28.


RISKS OF THE POLICY
1. IS MY POLICY VALUE GUARANTEED?

Your Policy Value is not guaranteed. However, the payment of the Death Benefit may be guaranteed under the Guaranteed Minimum Death Benefit feature. The value of your Policy fluctuates with the performance of the investment options you choose. Your investment options may not perform to your expectations. Your Policy Values in the Sub-Accounts may rise or fall depending on the performance of the Portfolios in which the Sub-Accounts invest and the charges under your Policy. For more detail, please see "The Portfolios and Associated Risks" on page 7 and "Investment and Fixed Account Options" on page 17. In addition, a guarantee with respect to interest rate applies only to the Fixed Account investment option.

2. IS THIS POLICY SUITABLE FOR SHORT-TERM SAVINGS?

No, you should not purchase the Policy if you may need to access the Policy Value within a short time. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.

3. CAN MY POLICY LAPSE?

Your Policy could terminate if the value of your Policy becomes too low to support the Policy's monthly charges and the Guaranteed Minimum Death Benefit feature is not in effect. If this occurs, we notify you in writing. You will then have a 61-day Grace Period to pay additional amounts to prevent your Policy from terminating. See "Lapse and Reinstatement" on page 28. If you have any outstanding Policy Loans when your Policy lapses, you may have taxable income as a result. See "Federal Taxes" on page 32.

4. ARE THERE RISKS INVOLVED WITH SPECIALIZED USES OF THE POLICY?

Because the Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Sub-Accounts is poorer than expected or if sufficient Premiums are not paid, the Policy may lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy Loans may significantly affect current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to provide benefits on a long-term basis. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. In addition, using a Policy for a specialized purpose may have tax consequences. See "Federal Taxes" on page 32.

5. WHAT ARE THE LIMITATIONS ON WITHDRAWAL?

After the first Policy Year, withdrawals are permitted. As noted above, the minimum withdrawal amount permitted is $250, and maximum partial withdrawal amount may not reduce the Face Amount below $25,000. We impose a proportionate percentage of the surrender charge on each withdrawal. Please note that withdrawals reduce your Policy's Death Benefit. See "Partial Withdrawal" on page 26. In addition, withdrawals may have tax consequences. See "Federal Taxes" on page 32.

6. WHAT ARE THE LIMITATIONS ON TRANSFER?

We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. In addition, while we currently are not charging a transfer fee, the Policy gives us the right to impose a transfer fee of up to $25 in certain circumstances. If allowed in your state, we reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners. For example, we reserve the right to limit excessive trading and transfers that would disadvantage Policy Owners or have a detrimental effect on Accumulation Unit Values or the share price of any Portfolio. See "Transfers - Trading Limitations" on page 16.

7. WHAT ARE THE LIMITATIONS OR CHARGES ON SURRENDER OF THE POLICY?

You may surrender your Policy at any time. We deduct a surrender charge from the surrender proceeds. The surrender charge is calculated as described in "Charges


                                 6   PROSPECTUS
and Deductions - Surrender Charge" on page 30. While the amount of the surrender charge decreases over time, it may be a substantial portion or even exceed your Policy Value. In addition, the surrender of your Policy may have tax consequences. See "Federal Taxes" on page 32.

8. WHAT ARE THE RISKS OF TAKING A POLICY LOAN?

Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value and will reduce the Death Proceeds. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy Loan may have tax consequences. See "Federal Taxes - Modified Endowment Contracts" on page 33.

9. WHAT ARE THE TAX CONSEQUENCES OF BUYING THIS POLICY?

Your Policy is structured to meet the definition of a life insurance contract under the Tax Code. We may need to limit the amount of Premiums you pay under the Policy to ensure that your Policy continues to meet that definition.

Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total Premiums paid. Amounts received upon surrender or withdrawal in excess of Premiums paid are treated as ordinary income.

Special rules govern the tax treatment of life insurance policies, which meet the federal definition of a modified endowment contract. Depending on the amount and timing of your Premiums, your Policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and policy loans, however, are treated differently. Amounts withdrawn and policy loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includible in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59 1/2. We will not accept any Premium that would cause the Policy not to qualify as a life insurance contract under the Tax Code. For more information on the tax treatment of the Policy, see "Federal Taxes" on page 32.

The death benefit of life insurance policies that were transferred for value may be subject to ordinary income taxes. Estate taxes may apply. Consult your tax advisor for additional information.


THE PORTFOLIOS AND ASSOCIATED RISKS
1. WHAT IS A PORTFOLIO?

Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act") or a separate investment series of an open-end management investment company. Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies, which are described in the Prospectuses for the Portfolios. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other. Under the Policy, the Sub-Accounts currently invest in the Portfolios set forth in this Prospectus. Some of the Sub-Accounts described in this Prospectus may not be available under your Policy. For an additional discussion of the Portfolios, please see "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 17.

2. WHAT ARE THE RISKS OF THE PORTFOLIOS?

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. A description of each Portfolio's investment policies and a comprehensive statement of each Portfolio's risks may be found in its Prospectus. For additional information, please see "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 17.

3. HOW CAN I LEARN MORE ABOUT THE PORTFOLIOS?

You should read the Portfolios' current Prospectuses for detailed information concerning their investment objectives and strategies, and their investment risks. You should read the Portfolios' Prospectuses before allocating amounts to the Sub-Accounts. If you do not have a Prospectus for a Portfolio, please contact us at the number listed on the first page of this Prospectus and we will send you a copy.

                                 7   PROSPECTUS

FEE TABLES
--------------------------------------------------------------------------------
THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE MAXIMUM FEES AND EXPENSES THAT YOU PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                TRANSACTION FEES


                      CHARGE                                   WHEN CHARGE IS DEDUCTED
------------------------------------------------- ------------------------------------------------
Premium Charge                                    When you pay a Premium.
Surrender Charge (per $1000 of Face Amount)       When you surrender your Policy during the
     (1)                                          first 12 Policy Years.
  MINIMUM AND MAXIMUM INITIAL SURRENDER
  CHARGE:
  INITIAL SURRENDER CHARGE FOR 40 YEAR-OLD MALE
  NON-SMOKER, $150,000 FACE AMOUNT
Transfer Fee (2)                                  Each transfer after the first in each calendar
                                                  month.
Net Loan Interest Rate (3)(4)                     When you have a Policy Loan



                      CHARGE                                    AMOUNT DEDUCTED
------------------------------------------------- ------------------------------------------
Premium Charge                                    2.5% of the Premium amount.
Surrender Charge (per $1000 of Face Amount)
     (1)
  MINIMUM AND MAXIMUM INITIAL SURRENDER           Minimum: $2.27 per $1000.
  CHARGE:                                         Maximum: $50.66 per $1000
  INITIAL SURRENDER CHARGE FOR 40 YEAR-OLD MALE   $8.14 per $1000.
  NON-SMOKER, $150,000 FACE AMOUNT
Transfer Fee (2)                                  $25.00 maximum; $0 current
Net Loan Interest Rate (3)(4)                     Net Interest Rate on Standard Loans 2%
                                                  Net Interest Rate on Preferred Loans 0%

(1) The initial amount of the surrender charge generally equals the Initial Face Amount of your Policy multiplied by the applicable rate per thousand dollars of Face Amount. The applicable rate depends on the Premium, Insured's age at issue, sex and status as a nonsmoker or smoker. For partial withdrawals made during the first twelve Policy Years, we assess a proportionate percentage of the surrender charge. The proportionate percentage is the amount of the partial withdrawal requested divided by the surrender value. When a partial withdrawal is assessed, we will reduce any remaining surrender charges in a proportionate manner. An additional surrender charge is imposed if you increase your Policy's Face Amount. The surrender charge shown in the table above may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

(2)   Currently, we are waiving this fee.

(3) The net interest rate represents the difference between the interest rate we charge on the loan and the interest rate that is credited to the loan amount once it is moved to the Loan Account. We are currently crediting 4% to the amount allocated to the Loan Account. For more information, see "Policy Loans" on page 25.

(4) Beginning in policy year 13, all new and existing loans will be treated as preferred loans with regard to interest accruing or credited on or after April 15, 2006.

                                 8  PROSPECTUS

THE TABLE BELOW DESCRIBES THE FEES AND EXPENSES THAT YOU PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE PORTFOLIO FEES AND EXPENSES. EACH OF THESE FEES IS CALCULATED MONTHLY AND DEDUCTED FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION.


            PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES


               CHARGE                WHEN CHARGE IS DEDUCTED
----------------------------------- -------------------------
Cost of Insurance Charge (per       Monthly
 $1000 Net Amount at Risk) (1)
MINIMUM AND MAXIMUM COI
 CHARGE:
MINIMUM & MAXIMUM COI CHARGE
 FOR A 40-YEAR OLD MALE NON-
 SMOKER, $150,000 FACE AMOUNT
Policy Fee                          Monthly
Administrative Expense Charge       Yearly
Risk Charge (as a percentage of     Daily
 each Subaccount Value) (2)



               CHARGE                          AMOUNT DEDUCTED
----------------------------------- -------------------------------------
Cost of Insurance Charge (per
 $1000 Net Amount at Risk) (1)
MINIMUM AND MAXIMUM COI             GUARANTEED:                           CURRENT:
 CHARGE:                            Minimum: $0.06 per $1000.             Minimum: $0.06 per $1000.
                                    Maximum: $83.33 per $1000.            Maximum: $24.83 per $1000
MINIMUM & MAXIMUM COI CHARGE        GUARANTEED:                           CURRENT:
 FOR A 40-YEAR OLD MALE NON-        Minimum: $0.20 per $1000.             Minimum: $0.19 per $1000.
 SMOKER, $150,000 FACE AMOUNT       Maximum: $83.33 per $1000.            Maximum: $19.27 per $1000.
Policy Fee                          $ 5.00
Administrative Expense Charge       Annual Rate for Policy Years 1-       Annual Rate for Policy Years 13+:
                                    12: 0.20% of the Policy Value         0%
Risk Charge (as a percentage of     Annual Rate for All Policy Years:
 each Subaccount Value) (2)         Guaranteed: 0.90%
                                    Current: 0.70%

(1) The cost of insurance charge varies based on individual characteristics such as the age, Policy Year, underwriting class, Face Amount and sex of the Insured. The cost of insurance charge increases as the Insured ages. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate than the guaranteed rate show in your Policy. We calculate a separate cost of insurance charge for any increase in the Face Amount based on the Insured's circumstances at the time of the increase. For more information about the calculation of the cost of insurances charges, see "Charges and Deductions" on page 28.

  The cost of insurance charge shown in the table above may not be representative of the charge you would pay. For more information about the cost of insurance charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

(2) The daily equivalent of the risk charge is deducted from the Accumulation Unit Values on each Valuation Date. The daily risk charge is currently 0.000019178, guaranteed not to exceed 0.000024658 thereafter.

  We currently do not deduct a separate charge against the Separate Account for income taxes. In the future, however, we may impose such a charge if in our sole discretion we determine that we will incur a tax from the operation of the Separate Account.

                                 9  PROSPECTUS

                            OPTIONAL BENEFIT CHARGES


Currently, we are offering the following optional riders, which are subject to state availability. The charges for the riders you select are deducted monthly from your Policy Value as part of the Monthly Deduction. You may not be eligible for all optional Riders shown below. The benefits provided under each rider are summarized in "Optional Insurance Benefits" beginning on page 24 below:


                 OPTIONAL BENEFIT                  WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED
------------------------------------------------- ------------------------- --------------------------------
Children's Level Term Rider (per $5,000 unit of            Monthly                  $2.50 per unit
 coverage
Accidental Death Benefit Rider (per $1,000 of              Monthly
 benefit amount) (1)
  MINIMUM AND MAXIMUM COI CHARGE:                                            Minimum COI: $0.08 per $1,000
                                                                             Maximum COI: $0.13 per $1,000
  COI CHARGE FOR A 40-YEAR OLD MALE NON-                                         COI: $0.10 per $1,000
  SMOKER, $150,000 FACE AMOUNT
Continuation of Premium Rider (per $100 of                 Monthly
 benefit amount) (2)
  MINIMUM AND MAXIMUM COI CHARGE:                                             Minimum COI: $0.23 per $100
                                                                              Maximum COI: $1.54 per $100
  COI CHARGE FOR A 40-YEAR OLD MALE NON-                                          COI: $0.41 per $100
  SMOKER, $150,000 FACE AMOUNT
Additional Insured Rider (per $1,000 of benefit            Monthly
 amount) (3)
  MINIMUM AND MAXIMUM COI CHARGE:                                                     GUARANTEED:
                                                                             Minimum COI: $0.06 per $1,000
                                                                             Maximum COI: $83.33per $1,000
                                                                                       CURRENT:
                                                                             Minimum COI: $0.07 per $1,000
                                                                            Maximum COI: $24.66 per $1,000
  MINIMUM & MAXIMUM COI CHARGE FOR A 40-                                              GUARANTEED:
  YEAR OLD MALE NON-SMOKER, $150,000 FACE                                    Minimum COI: $0.20 per $1,000
  AMOUNT                                                                    Maximum COI: $83.33 per $1,000
                                                                                       CURRENT:
                                                                             Minimum COI: $0.25 per $1,000
                                                                            Maximum COI: $19.60 per $1,000
Primary Insured Rider (per $1,000 of benefit               Monthly
 amount) (4)
  MINIMUM AND MAXIMUM COI CHARGE:                                                     GUARANTEED:
                                                                             Minimum COI: $0.06 per $1,000
                                                                             Maximum COI: $83.33per $1,000
                                                                                       CURRENT:
                                                                             Minimum COI: $0.05 per $1,000
                                                                            Maximum COI: $24.66 per $1,000
  MINIMUM & MAXIMUM COI CHARGE FOR A 40-                                              GUARANTEED:
  YEAR OLD MALE NON-SMOKER, $150,000 FACE                                    Minimum COI: $0.20 per $1,000
  AMOUNT                                                                     Maximum COI: $83.33per $1,000
                                                                                       CURRENT:
                                                                             Minimum COI: $0.17 per $1,000
                                                                            Maximum COI: $19.60 per $1,000
Accelerated Death Benefit Rider, Terminal                    N/A                          N/A
 Illness (5)

(1) The applicable charge depends on the Insured's age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.


                                 10  PROSPECTUS

(2) The applicable charge depends on the Insured's sex and age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(3) The applicable charge depends on the Additional Insured's age, sex and underwriting status when the Rider was added to your Policy. This Rider may no longer be added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that applies to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(4) The applicable charge depends on the Insured's age at issue, sex and underwriting status. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

(5) There is no additional cost for these Riders. The Accelerated Death Benefit Rider, Terminal Illness, may be added to your Policy at any time.


THE TABLE BELOW SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. ADVISORS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSEMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES APPEARS IN THE PROSPECTUS FOR EACH PORTFOLIO.


PORTFOLIO TOTAL ANNUAL OPERATING EXPENSES


                                                                                                 MINIMUM         MAXIMUM
Total Annual Operating Expenses (1) (expenses that are deducted from Portfolio assets, which
may include management fees, distribution and/or service (12b-1) fees, and other expenses)      0.10%          1.59%

(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2011.

PURCHASE OF POLICY AND PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY. You may apply to purchase a Policy by submitting a written application to us at the address given on the first page of this Prospectus. We generally do not issue Policies to insure people who are older than age 80. The minimum Face Amount for a Policy is $50,000 ($25,000 for Insureds age 65 or over at the Issue Date). Before we issue a Policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law. We have described some of the variations from the information appearing in this Prospectus due to individual state requirements in the Statement of Additional Information or in endorsements to the Policy, as appropriate.

We issue your Policy when we have determined that your application meets our underwriting requirements. We apply our customary underwriting standards to the proposed Insured. If on the Issue Date there are outstanding requirements that prevent us from placing your Policy in force, we will allocate your Premium when all requirements have been met. An example of an outstanding requirement is an amendment to your application that requires your signature. We commence coverage of the Insured under the Policy, on the later of: (i) the Issue Date,
(ii) the date that we receive your first Premium, or (iii) the date that all requirements have been met.

If you pay a Premium with your application and your requested Face Amount is less than $500,000, we provide the Insured with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application but only if you are ultimately approved for coverage on the same basis as the risk classification and Face Amount of coverage for which you applied. This temporary conditional coverage starts when you complete your application and pay the first Premium, unless a medical exam or lab test results are required. In that event, temporary conditional coverage starts when all medical exams and lab tests have been completed. The Issue Date


                                11   PROSPECTUS
determines Monthly Deduction Days, Policy Months, and Policy Years.

PREMIUM PAYMENTS. During the first Policy Year, you must pay an amount at least equal to the required Premium shown in your Policy. We send you a reminder notice if you pay annually, semi-annually or quarterly. You may also make a Monthly Automatic Payment.

After the first Policy Year, you may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code, as explained in "Federal Taxes" beginning on page 32. Premiums must be sent to us at our home office. Unless you request otherwise in writing, we treat all payments received while a Policy loan exists as new Premium.

Your Policy also shows a planned periodic Premium amount; however, you are not required to pay the planned periodic Premiums. You set the planned periodic Premium when you purchase your Policy. Your Policy will not lapse because you did not pay a planned periodic Premium.

Even if you pay all of the planned periodic Premiums, however, your Policy nevertheless may enter the Grace Period and thereafter lapse if you have not paid either the Lifetime Guarantee Premium or the Safety Net Premium amount and the Net Surrender Value is no longer enough to pay the Monthly Deductions. Please see the "Monthly Guarantee Premiums" discussion just below. Yet, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid. Paying planned periodic Premiums can also help to keep your Policy in force if your planned Premium payments are at least as great as the Lifetime Guarantee Premium or the Safety Net Premium amount.

PREMIUM LIMITS. Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance contract. If you exceed this limit, your Policy would lose its favorable federal income tax treatment under the Tax Code. Accordingly, we will not accept any Premium that would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.

Paying too much Premium also could cause your Policy to be treated as a "modified endowment contract" for federal income tax purposes. See "Modified Endowment Contracts" at page 33 below for more information.

MONTHLY GUARANTEE PREMIUMS. The Policy offers a Guaranteed Minimum Death Benefit feature with two levels of monthly guarantee premiums - the Lifetime Guarantee Premium and the Safety Net Premium. This feature provides assurance that coverage will remain in force for specified periods regardless of changes in the Policy Value.

LIFETIME GUARANTEE PREMIUM. We guarantee that, during the Insured's Lifetime, even if the Lapse Determination Value is not sufficient to pay the Monthly Deductions, your Policy (including any riders) will stay in force as long as your total Premiums, minus partial withdrawals and Policy Debt, at least equal the product of the monthly Lifetime Guarantee Premium times the number of months since the Issue Date. This feature may not be available in all states.

SAFETY NET PREMIUM. If your total Premiums minus partial withdrawals and Policy Debt at least equal the sum of the monthly Safety Net Premium times the number of months since the Issue Date, we guarantee that your Policy (including any riders) will remain in force during a specified period even if the Lapse Determination Value becomes insufficient to cover Monthly Deductions. The specified period varies by Issue Age as follows:

     Issue ages 0-55: to the Insured's Attained Age 65;

     Issue ages 56-70: 10 Policy Years; or

     Issue ages 71-79: to the Insured's Attained Age 80.

In some states, these Safety Net Premium periods are not permitted by law. Please check with your local representative on the Safety Net period approved in your state.

During the first Policy Year, the Safety Net Premium amount equals the required Premium. As a result, if you pay your required Premium on a timely basis, the Safety Net Premium feature remains in effect. Because the Safety Net Premium feature covers optional Riders, adding optional Riders to your Policy increases your Safety Net Premium amount.

Before your Policy is issued, you must choose which Monthly Guarantee Premium option will apply to your Policy. If you do not make an election, the Safety Net Premium will apply. You may not change your election after your Policy is issued. If at any time your total Premiums, less partial withdrawals and Policy Debt, are less than the product of the Monthly Guarantee Premium times the number of Policy Months since the Issue Date, we will let you know and you will have 61 days to satisfy the shortfall. If you do not, the Guaranteed Minimum Death Benefit feature will end. Once the Guaranteed Minimum Death Benefit feature terminates, you cannot reinstate it and your Policy stays in force only as long as the Lapse Determination Value is sufficient to pay the


                                12   PROSPECTUS

Monthly Deductions. For more detail about the circumstances in which the Policy will lapse, see "Lapse and Reinstatement" on page 28.

Increases, decreases, partial withdrawals, Death Benefit option changes, and addition or deletion of riders may affect the Monthly Guarantee Premium Amount.


MODIFIED ENDOWMENT CONTRACTS. Under certain circumstances, a Policy could be classified as a "modified endowment contract," which is a category of life insurance contract defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in "Federal Taxes - Modified Endowment Contracts."

Your Policy could be a Modified Endowment Contract if, among other things, you pay too much Premium or if the Death Benefit is reduced. We monitor the status of your Policy and advise you if you need to take action to prevent the Policy from becoming a modified endowment contract. If you pay a Premium that would result in this classification, we notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy become a modified endowment contract. If, however, you choose to have your Policy become a modified endowment contract, we do not refund the Premium.

Your policy will be a Modified Endowment Contract if it is issued in exchange for a modified endowment contract issued by another insurer. Your policy will not be a modified endowment contract if it is issued in exchange for a non-modified endowment contract in a transaction that qualifies under Section 1035 of the Tax Code. However, paying additional premium into such a policy could cause it to become a modified endowment contract. For more information, please consult your tax adviser, and see "Replacement of Modified Endowment Contracts" in the SAI.

ALLOCATION OF PREMIUMS. Your Net Premiums are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%. We allocate your subsequent Net Premiums in those percentages until you give us new allocation instructions.

Initially, you may allocate your Policy Value among twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. You may add or delete among these options from time to time so long as your Policy Value is spread among no more than the 21 options. In the future, we may waive this limit.

We allocate your initial Net Premium to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. If you do not pay the first Premium until after the Issue Date, we allocate your initial Net Premium to the Sub-Accounts and the Fixed Account on the date we receive it at the Home Office. If there are outstanding requirements when we issue the Policy, which prevent us from placing your Policy in force, your Premiums are not allocated until all requirements are satisfied. We do not credit earnings or interest before the Issue Date.

In some states, we are required to return at least your Premium if you cancel your Policy during the "free-look" period. In those states, currently, we allocate any Premium received before the end of the free-look period as described above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Sub-Accounts you have selected or to the Fixed Account until after the "free-look" period; in the interim, we allocate your Premiums to the Fixed Account. For more information, please see "Cancellation and Conversion Rights" on page 28.

POLICY VALUE
--------------------------------------------------------------------------------

GENERAL. Your Policy Value is the sum of the value of your Accumulation Units in the Sub-Accounts you have chosen, plus the value of your interest in the Fixed Account, plus your Loan Account. Your Policy Value changes daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Value.

On the Issue Date or, if later, the date your first Premium is received, we deduct the Monthly Deduction for the first Policy Month. We have described the formula to compute your portion of Policy Value in a particular Sub-Account in the Statement of Additional Information.

We make all calculations in connection with the Policy (other than the initial Premiums) on the date we receive your Premium or your request for other action, if that date is a Valuation Date and we are open for business. Otherwise, we make that determination on the next succeeding day that is a Valuation Date and a date on which we are open for business. Calculations for initial Premiums and Premiums requiring underwriting are made on the date your Net Premium is allocated to the Sub-Accounts and the Fixed Account, as described in "Allocation of Premiums" above.


                                13   PROSPECTUS

ACCUMULATION UNITS. We determine the number of Accumulation Units in each Sub-Account to allocate to your Policy by dividing that portion of your Net Premium or other transaction allocated to a Sub-Account by that Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.

ACCUMULATION UNIT VALUE. The Accumulation Unit Value for each Sub-Account varies to reflect the investment experience of the applicable Portfolio. We determine the Accumulation Unit Value for each Sub-Account on each Valuation Date by multiplying the Accumulation Unit Value on the preceding Valuation Date by the Net Investment Factor for that Sub-Account for the Valuation Period then ended.

The Net Investment Factor for each Sub-Account is (1) divided by (2), minus
(3), where:

(1) equals (a) the net asset value per share of the Portfolio held in the Sub-Account at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gains distribution made by the Portfolio during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account (no federal income taxes currently are applicable),

(2) is the net asset value per share of the Portfolio held in the Sub-Account at the end of the last prior Valuation Period, and

(3)   is the daily risk charge assessed for mortality and expense risks.

Please refer to the Prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Sub-Account and, therefore, your Policy Value. For a more detailed discussion, please see "Policy Value" on page 13.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/ or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy Loan, or the payment of the Death Benefit Proceeds, in the following circumstances: (i) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of the value of its net assets is not reasonably practicable; or (iii) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days, we add interest at our current rate from the time you asked for the Surrender Value in accordance with applicable state law.


TRANSFERS
--------------------------------------------------------------------------------

GENERAL. While the Policy is in force, you may transfer Policy Value among the Fixed Account and Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount, except in states where a minimum transfer amount is required by law. We may set a minimum transfer amount in the future. In the future, we may charge you the transfer fee described on page 31, although currently we are waiving it.

You currently may not have Policy Value in more than twenty-one (21) options, counting each Sub-Account and the Fixed Account as one option. Accordingly, we will not perform a transfer that would cause your Policy to exceed that limit. We may waive this limit in the future.

Generally, we only make transfers on days when the NYSE is open for business. See "Policy Value" on page 13. If we receive your request on a day when the NYSE is not open for business, or if we receive your request after the close of business on the NYSE, we make the transfer on the first subsequent day on which the NYSE is open.

Special requirements apply to transfers from the Fixed Account. You may transfer a lump sum from the Fixed Account to the Sub-Accounts only during the 60-day period beginning on the Issue Date or each Policy Anniversary. We do not process transfer requests involving the Fixed Account at any other time, except transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program.


The maximum amount which may be transferred as a lump sum or as Portfolio Rebalancing transfers from the Fixed Account during a Policy Year usually is:
(i) 30% of the Fixed Account balance on the most recent Policy Anniversary; or
(ii) the largest total amount transferred


                                14   PROSPECTUS
from the Fixed Account in any prior Policy Year. You may not transfer Policy Value or allocate new Premiums into the Fixed Account if transfers are being made out under the Dollar Cost Averaging program. However, we may waive or modify these restrictions on transfers from the Fixed Account.

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Sub-Accounts. In that case, your maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer.

In addition, you may transfer 100% of the Fixed Account balance in a lump sum to the Sub-Account(s) if on any Policy Anniversary the interest rate on the Fixed Account is lower than it was on the Policy Anniversary one year previously or if on the first Policy Anniversary that interest rate is lower than it was on the Issue Date. We notify you by mail if this occurs. You may request a transfer for 60 days following the date we mail notification to you. The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you request a transfer.

TRANSFERS AUTHORIZED BY TELEPHONE. You may make transfers by telephone. Telephone transfers may not be available if all lines are busy. In that case, you will need to submit a written request or try to call later. Please see the SAI for a description of our procedures for telephone transfers.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we request identifying information from persons purporting to authorize transfers. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

At any time, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Sub-Accounts in any Policy Year, or to refuse any telephone transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.

DOLLAR COST AVERAGING. Under our automatic Dollar Cost Averaging program, while the Policy is in force you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Sub-Account of your choosing to up to twenty-one options, including other Sub-Accounts or the Fixed Account. The interval between transfers may be monthly, quarterly or annually, at your option. The transfers are made at the Accumulation Unit Value on the date of the transfer. The transfers continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this minimum or grant exceptions. If you elect this program, the first transfer occurs one interval after your Issue Date. Your request to participate in this program is effective when we receive your completed application at the P.O. Box given on the first page of this Prospectus. Please call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfer payments under a Dollar Cost Averaging program. Special restrictions apply to transfers from the Fixed Account. Please see "Transfers - General" on page 14 for a discussion of these restrictions.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor does it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile Sub-Account. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.

PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Policy Value allocated to each Sub-Account or the Fixed Account or both at a preset level. Over time, the variations in each Sub-Account's investment results shift the balance of your Policy Value allocations. Under the Portfolio Rebalancing feature, we automatically transfer your Policy Value, including new Premiums, back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your desired allocation among the investment options.

You may choose to have rebalances made monthly, quarterly, semi-annually or annually. We do not charge a transfer fee for Portfolio Rebalancing. No more than twenty-one (21) Sub-Accounts, or twenty (20) Sub-Accounts and the Fixed Account, can be included in a Portfolio Rebalancing program at one time. Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount


                                15   PROSPECTUS
transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we do not transfer additional amounts from the Fixed Account for Portfolio Rebalancing purposes until the next Policy Year. We automatically terminate this option if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume the Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of this Prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application and specify the frequency, but not the date, for your first rebalancing, it occurs one interval after the Issue Date. Otherwise, your first rebalancing occurs one interval after we receive your completed request form. All subsequent rebalancings occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.

Generally, you may change the allocation percentages, frequency or choice of Sub-Accounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you may not change the allocation percentages more than twice and the total change to the Fixed Amount allocation may not exceed 20%. We may waive this restriction.

If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit or suspend Portfolio Rebalancing at any time.

MARKET TIMING & EXCESSIVE TRADING The Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Policy Value. Our policy is not to accept knowingly any premium intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Sub-Account may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS. We reserve the right to limit transfers among the investment alternatives in any Policy Year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

o we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Policy Owners; or

o we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

o the total dollar amount being transferred, both in the aggregate and in the transfer request;

o the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Sub-Account in a short period of time can constitute market timing);

o whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Sub-Account


                                16   PROSPECTUS
     underlying Portfolios that we have identified as being susceptible to market timing activities (E.G., International, High Yield, and Small Cap Sub-Accounts);

o whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

     o the investment objectives and/or size of the Sub-Account's underlying Portfolio.

We seek to uniformly apply these trading limitations to all trades, including those that occur through omnibus accounts at intermediaries. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Policy Owner from making future additions or transfers into the impacted Sub-Account(s) or will restrict that Policy Owner from making future additions or transfers into the class of Sub-Account(s) if the Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (E.G., International, High Yield, and Small Cap Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

AGREEMENTS TO SHARE INFORMATION WITH FUNDS.
Under the Investment Company Act of 1940, Lincoln Benefit has entered into information sharing agreements with each of the fund companies whose funds are offered under the Policy. Policy Owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and Lincoln Benefit's trading policy. Under these agreements, Lincoln Benefit is required to share information regarding Policy Owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about Policy Owner transactions, this information may include personal Policy Owner information, including names and social security numbers or other tax identification numbers. As a result of this information sharing, a fund company may direct us to restrict a Policy Owner's transactions if the fund determines that the Policy Owner has violated the fund's frequent trading policies. This could include the fund directing us to reject any allocations of premium or Policy value to the fund.

SHORT TERM TRADING FEES. The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity and/or holding periods that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Policy Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

INVESTMENT AND FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

THE SUB-ACCOUNTS AND THE PORTFOLIOS. Each of the Sub-Accounts of the Separate Account invests in the shares of one of the Portfolios. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We use the Net Premiums you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and redeem shares in the Portfolios to meet Policy obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Each Portfolio is either an open-end management investment company registered under the 1940 Act or a separate investment series of an open-end management investment company.

Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio is subject to certain investment restrictions and policies, which may not be changed without the approval of a majority of the shareholders of the Portfolio. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have


                                17   PROSPECTUS
no effect on the investment performance of any other Portfolio.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives.

We have briefly described the Portfolios below. The Sub-Accounts investing in certain Portfolios may not be available in all states. You should read the current Prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. We will mail to you a prospectus for each Portfolio related the Sub-Accounts to which you allocate your premium.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND

EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE

SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES,
              --------------------------------------------------------------
PLEASE CONTACT US AT 1-800-865-5237.
------------------------------------


 Sub-Account                                      Investment Objective
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco Van Kampen V.I. Value Opportunities     Long-term growth of capital
  Fund - Series I (1)
 Invesco Van Kampen V.I. Growth and Income       Long-term growth of capital and income
  Fund - Series II
 Invesco Van Kampen V.I. Mid Cap Growth Fund     To seek capital growth
  - Series II
 Invesco Van Kampen V.I. Mid Cap Value Fund -    Above-average total return over a market cycle of three
  Series I (2)                                   to five years by investing in common stocks and other
                                                 equity securities.
 DWS VARIABLE SERIES I
 DWS Bond VIP - Class A                          To maximize total return consistent with preservation of
                                                 capital and prudent investment management, by
                                                 investing for both current income and capital
                                                 appreciation
 DWS VARIABLE SERIES II
 DWS Global Income Builder VIP - Class A (3)     To maximize income while maintaining prospects for
                                                 capital appreciation
 FEDERATED INSURANCE SERIES
 Federated Capital Income Fund II                High current income and moderate capital appreciation
 Federated Fund for U.S. Government Securities   Current income
  II
 Federated High Income Bond Fund II              High current income



 Sub-Account                                      Investment Adviser
 AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco Van Kampen V.I. Value Opportunities
  Fund - Series I (1)
 Invesco Van Kampen V.I. Growth and Income
  Fund - Series II
                                                 INVESCO ADVISERS, INC.
 Invesco Van Kampen V.I. Mid Cap Growth Fund
  - Series II
 Invesco Van Kampen V.I. Mid Cap Value Fund -
  Series I (2)
 DWS VARIABLE SERIES I
 DWS Bond VIP - Class A
                                                 DEUTSCHE INVESTMENT
                                                 MANAGEMENT AMERICAS INC.
 DWS VARIABLE SERIES II
 DWS Global Income Builder VIP - Class A (3)     DEUTSCHE INVESTMENT
                                                 MANAGEMENT AMERICAS INC.
 FEDERATED INSURANCE SERIES
 Federated Managed Volatility Fund II            FEDERATED EQUITY
                                                 MANAGEMENT COMPANY OF
                                                 PENNSYLVANIA
 Federated Fund for U.S. Government Securities
                                                 FEDERATED INVESTMENT
  II
                                                 MANAGEMENT COMPANY
 Federated High Income Bond Fund II

                                18  PROSPECTUS

 Sub-Account                                             Investment Objective
 FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
 Fidelity VIP Asset Manager/SM/ Portfolio - Initial     To obtain high total return with reduced risk over the
  Class                                                 long term by allocating its assets among stocks, bonds,
                                                        and short-term instruments.
 Fidelity VIP Contrafund(Reg. TM) Portfolio - Initial   Long-term capital appreciation.
  Class
 Fidelity VIP Equity-Income Portfolio - Initial         The Fund seeks reasonable Income. The fund will also
  Class                                                 consider the potential for capital appreciation. The
                                                        fund's goal is to achieve a yield which exceeds the
                                                        composite yield on the securities comprising the
                                                        Standard & Poor's 500/SM/ Index (S&P 500(Reg. TM)).
 Fidelity VIP Growth Portfolio - Initial Class          To achieve capital appreciation.
 Fidelity VIP Index 500 Portfolio - Initial Class       The Fund seeks investment results that correspond to
                                                        the total return of common stocks publicly traded in the
                                                        United States, as represented by the Standard & Poor's
                                                        500/SM/ Index (S&P 500(Reg. TM)).
 Fidelity VIP Money Market Portfolio - Initial          As high a level of current income as is consistent with
  Class                                                 preservation of capital and liquidity.
 Fidelity VIP Overseas Portfolio - Initial Class        Long-term growth of capital.
 FINANCIAL INVESTORS VARIABLE INSURANCE TRUST (4)
 Ibbotson Aggressive Growth ETF Asset                   Capital appreciation
  Allocation Portfolio Class I
 Ibbotson Balanced ETF Asset Allocation                 Capital appreciation and some current income
  Portfolio Class I
 Ibbotson Conservative ETF Asset Allocation             Current income and preservation of capital
  Portfolio Class I
 Ibbotson Growth ETF Asset Allocation Portfolio         Capital appreciation
  Class I
 Ibbotson Income and Growth ETF Asset                   Current income and capital appreciation
  Allocation Portfolio Class I
 JANUS ASPEN SERIES
 Janus Aspen Series Balanced Portfolio -                Long-term capital growth, consistent with preservation
  Institutional Shares                                  of capital and balanced by current income.
 Janus Aspen Series Flexible Bond Portfolio -           To obtain maximum total return, consistent with
  Institutional Shares                                  preservation of capital.
 Janus Aspen Series Forty Portfolio - Institutional     Long-term growth of capital
  Shares
 Janus Aspen Series Overseas Portfolio - Service        Long-term growth of capital
  Shares
 Janus Aspen Series Janus Portfolio - Institutional     Long-term growth of capital
  Shares
 Janus Aspen Series Enterprise Portfolio -              Long-term growth of capital
  Institutional Shares
 Janus Aspen Series Worldwide Portfolio -               Seeks long-term growth of capital.
  Institutional Shares
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 Legg Mason ClearBridge Variable Large Cap              Long-term growth of capital with current income as a
  Value Portfolio                                       secondary objective



 Sub-Account                                             Investment Adviser
 FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
 Fidelity VIP Asset Manager/SM/ Portfolio - Initial
  Class
 Fidelity VIP Contrafund(Reg. TM) Portfolio - Initial
  Class
 Fidelity VIP Equity-Income Portfolio - Initial
  Class
                                                        FIDELITY MANAGEMENT &
                                                        RESEARCH COMPANY
 Fidelity VIP Growth Portfolio - Initial Class
 Fidelity VIP Index 500 Portfolio - Initial Class
 Fidelity VIP Money Market Portfolio - Initial
  Class
 Fidelity VIP Overseas Portfolio - Initial Class
 FINANCIAL INVESTORS VARIABLE INSURANCE TRUST (4)
 Ibbotson Aggressive Growth ETF Asset
  Allocation Portfolio Class I
 Ibbotson Balanced ETF Asset Allocation
  Portfolio Class I
                                                        ALPS ADVISORS, INC. (ADVISER)
 Ibbotson Conservative ETF Asset Allocation
                                                        / IBBOTSON ASSOCIATES, INC.
  Portfolio Class I
                                                        (SUB-ADVISER)
 Ibbotson Growth ETF Asset Allocation Portfolio
  Class I
 Ibbotson Income and Growth ETF Asset
  Allocation Portfolio Class I
 JANUS ASPEN SERIES
 Janus Aspen Series Balanced Portfolio -
  Institutional Shares
 Janus Aspen Series Flexible Bond Portfolio -
  Institutional Shares
 Janus Aspen Series Forty Portfolio - Institutional
  Shares
 Janus Aspen Series Overseas Portfolio - Service        JANUS CAPITAL MANAGEMENT
  Shares                                                LLC
 Janus Aspen Series Janus Portfolio - Institutional
  Shares
 Janus Aspen Series Enterprise Portfolio -
  Institutional Shares
 Janus Aspen Series Worldwide Portfolio -
  Institutional Shares
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 Legg Mason ClearBridge Variable Large Cap              LEGG MASON PARTNERS FUND
  Value Portfolio                                       ADVISOR, LLC

                                19  PROSPECTUS

  Sub-Account                                        Investment Objective
 MFS(Reg. TM) VARIABLE INSURANCE TRUST
 MFS(Reg. TM) New Discovery Series - Service Class Capital appreciation
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Main Street Small- & Mid-Cap          Capital appreciation.
  Fund(Reg. TM)/VA - Service Shares
 PANORAMA SERIES FUND, INC.
 Oppenheimer International Growth Fund/VA -        Long-term capital appreciation.
  Service Shares
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT Foreign Bond Portfolio (U.S.            Portfolio seeks maximum total return, consistent with
  Dollar-Hedged) - Administrative Shares           preservation of capital and prudent investment
                                                   management.
 PIMCO VIT Total Return Portfolio -                Portfolio seeks maximum total return, consistent with
  Administrative Shares                            preservation of capital and prudent investment
                                                   management.
 PUTNAM VARIABLE TRUST
 Putnam VT International Value Fund - Class IB     Capital growth. Current income is a secondary
                                                   objective.
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 Morgan Stanley UIF Growth Portfolio, Class I      Long-term capital appreciation by investing primarily in
                                                   growth-oriented equity securities of large capitalization
                                                   companies.



  Sub-Account                                        Investment Adviser
 MFS(Reg. TM) VARIABLE INSURANCE TRUST
 MFS(Reg. TM) New Discovery Series - Service Class MFS(Reg. TM) INVESTMENT
                                                   MANAGEMENT
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Main Street Small- & Mid-Cap
                                                   OPPENHEIMERFUNDS, INC.
  Fund(Reg. TM)/VA - Service Shares
 PANORAMA SERIES FUND, INC.
 Oppenheimer International Growth Fund/VA -
                                                   OPPENHEIMERFUNDS, INC.
  Service Shares
 PIMCO VARIABLE INSURANCE TRUST
 PIMCO VIT Foreign Bond Portfolio (U.S.
  Dollar-Hedged) - Administrative Shares
                                                   PACIFIC INVESTMENT
                                                   MANAGEMENT COMPANY LLC
 PIMCO VIT Total Return Portfolio -
  Administrative Shares
 PUTNAM VARIABLE TRUST
 Putnam VT International Value Fund - Class IB     PUTNAM INVESTMENT
                                                   MANAGEMENT, LLC
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 Morgan Stanley UIF Growth Portfolio, Class I
                                                   MORGAN STANLEY INVESTMENT
                                                   MANAGEMENT INC.(5)

(1) Effective April 30, 2012, the Invesco V.I. Basic Value Fund - Series I changed its name to Invesco Van Kampen V.I. Value Opportunities Fund BAD CHARACTER- Series I.

(2) Effective July 15, 2012, the Invesco Van Kampen V.I. Mid Cap Value Fund - Series I will change its name to Invesco Van Kampen V.I. American Value Fund - Series I.

(3) On or about May 1, 2012, the DWS Balanced VIP - Class A changed its name to DWS Global Income Builder VIP - Class A.

(4) The Ibbotson ETF Allocation Series Portfolios invest in underlying ETFs and will indirectly bear their proportionate share of any fees and expenses payable directly by the underlying ETFs. As a result, the Portfolios may incur higher expenses, many of which may be duplicative.

(5) In certain instances, Morgan Stanley Investment Management Inc. formerly did business using the name Van Kampen.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Some of the Portfolios have been established by investment advisers, which manage retail mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after retail mutual funds, you should understand that the Portfolios are not otherwise directly related to any retail mutual fund. Consequently, the investment performance of retail mutual funds and any similarly named Portfolio may differ substantially.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contacts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Policy Owners will not bear the attendant expenses.

VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Policy Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We notify you when your instructions are needed and provide proxy materials or other information to assist you in understanding the matter at issue. We determine the number of votes for which you may give voting instructions as of the record


                                20   PROSPECTUS
date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

In most cases, you are the person entitled to give voting instructions. However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send written voting instructions to us, we follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send written instructions, we vote the shares attributable to your Policy in the same proportions as the shares for which we have received instructions from other Policy Owners. While proportional voting guarantees all outstanding shares of a Portfolio are voted, it can lead to a small number of shareholders determining the outcome of a proxy.

We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions would cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Policy Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Policy Owners, and we may choose to do so.

ADDITIONS, DELETIONS AND SUBSTITUTIONS OF SECURITIES.
If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Sub-Accounts:

o    to operate the Separate Account in any form permitted by law;

o to take any action necessary to comply with, or obtain and continue any exemption from, applicable laws;

o to transfer assets from one Sub-Account to another, or to our general account;

o    to add, combine, or remove Sub-Accounts in the Separate Account;

o to assess a charge for taxes attributable to the operations of the Separate Account or for other taxes, as described in "Charges and Deductions"; and

o to change the way in which we assess other charges, as long as the total other charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Policies.

If we take any of these actions, we will comply with the then applicable legal requirements.

THE FIXED ACCOUNT. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the SEC. The statements about the Fixed Account in this Prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your Premiums to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Lincoln Benefit invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We credit interest to amounts allocated to the Fixed Account at an annual effective rate of at least 4% per year. We are not obligated to, but we may credit interest at a higher rate. You assume the risk that the interest rate credited to the Fixed Account may be no higher than 4%.

SELECTBALANCE/SM/ ASSET ALLOCATION PROGRAM. As a Policy Owner, you may elect to participate in the optional SelectBalance asset allocation program ("SelectBalance") for no additional charge to you. SelectBalance can be elected at any time your Policy is inforce. The Select Balance program provides Policy Owners with an assessment questionnaire to help them determine their


                                21   PROSPECTUS
investment time horizon and tolerance for risk. The questions on the questionnaire have been provided by ALPS, Inc. and Ibbotson Associates and included in the SelectBalance program information developed and provided by us. Based on the answers to the questionnaire, one of five asset allocation Sub-Accounts, the Ibbotson ETF Asset Allocation Series Portfolios, is recommended. These portfolios are managed such that the allocations between different asset classes remain consistent with the qualities identified during the initial assessment. The objective of each asset allocation Sub-Account is to provide disciplined, diversified access to a variety of asset classes that is consistent with an investor's risk profile and investment time horizon.

Asset allocation is the process by which your Policy Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Policy Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

If you elect to participate in this program, you may select one of the currently available Ibbotson ETF Allocation Series Portfolios. The Portfolios, advised by ALPS Advisers, Inc. and sub-advised Ibbotson Associates, Inc., represent five different investment styles: Conservative, Income and Growth, Balanced, Growth, and Aggressive Growth. Each of the Ibbotson ETF Allocation Series Portfolios is designed to meet the investment goals of the applicable investment style. Once you select an Ibbotson ETF Allocation Series Portfolio, your Policy Value will be allocated to the corresponding Ibbotson ETF Allocation Series Sub-Account. Additional investment options available with the SelectBalance program at issue include the Fixed Account and the Fidelity VIP Money Market Sub-Account. We recommend that you consult with your sales representative and obtain and read the prospectus for the Ibbotson ETF Allocation Series carefully before participating in the SelectBalance program.

You may also allocate Policy Value among the Ibbotson ETF Allocation Series Portfolios and any other investment options offered on your Policy as desired. You can discontinue participation in the SelectBalance program at any time by submitting a Fund Change form. Each transfer you make to modify your SelectBalance program will count towards the number of transfers you can make without paying a transfer fee. You may want to consult with your sales representative before making a change to the SelectBalance program to help you determine if the change is appropriate for your needs.

Although it is not advised, the Ibbotson ETF Allocation Series Portfolios Sub-Accounts could be invested in without completing the assessment questionnaire. This is not advised because the differing responses to the questionnaire are what have been used to develop the investment styles of the five Ibbotson ETF Series Portfolios.

Lincoln Benefit, the principal underwriter of the Policy and Allstate Distributors, the distributor of the Policy, do not intend to provide any personalized investment advice in connection with the SelectBalance program and you should not rely on this program as providing individualized investment recommendations to you. Policy Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their financial decisions.

The SelectBalance program can be used in conjunction with our Dollar Cost Averaging program or Portfolio Rebalancing program. We reserve the right to terminate the SelectBalance program at any time. If the program is terminated, but the Ibbotson ETF Allocation Series Portfolios are still available, the policyholder's allocation will remain in the Ibbotson ETF Allocation Series Portfolios Subaccounts previously elected.

DEATH BENEFITS AND OPTIONAL INSURANCE BENEFITS
--------------------------------------------------------------------------------

DEATH BENEFITS. While your Policy is in force, we pay the Death Benefit proceeds upon the death of the Insured. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in "Settlement Options," we pay the Death Benefit proceeds in a lump sum or under an optional payment plan.

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit. Please see "Optional Insurance Benefits" beginning on page
24. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. The amount of the Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.

DEATH BENEFIT OPTIONS. You may choose one of two Death Benefit Options:

     Option 1: the Death Benefit is the greater of: (a) the Face Amount of the
     ---------
     Policy; or (b) the Policy Value multiplied by the applicable corridor percentage as


                                22   PROSPECTUS
     described below, and as set forth in your Policy. Option 1 is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the Net Amount at Risk under your Policy generally decreases, unless your Policy Value is sufficiently large to require that the Death Benefit be determined using the applicable corridor percentage.

     Option 2: the Death Benefit is the greater of: (a) the Face Amount plus
     ---------
     the Policy Value; or (b) the Policy Value multiplied by the applicable corridor percentage. Under Option 2, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option your Policy generally involves a constant Net Amount at Risk.

Your Policy has a minimum Death Benefit. While your Policy remains in force, we guarantee that the Death Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the Policy. The corridor percentages are based upon the age of the Insured. The applicable corridor percentage decreases from 250% at age 40 or less to 100% at age 95 or above.

Since the cost of insurance charge is based upon the net amount at risk, it generally is less under a Policy with an Option 1 Death Benefit than one with an Option 2 Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Policy Value tends to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 increases or decreases directly with changes in Policy Value. Thus, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.

Example of Applicable Corridor Percentage. The corridor percentages are set so
------------------------------------------
as to seek to ensure that the Policies qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount). For example, if in the example below the Policy Owner paid a Net Premium of $60,000 and the Policy Value increased to $68,000 and then decreased to $54,000, the changes in Policy Value would have the following effects on the Death Benefit:


            EXAMPLES                        A                  B
--------------------------------      -------------      -------------
Face Amount                           $150,000           $150,000
Death Benefit Option                         1                  1
Insured's Attained Age                      40                 40
Policy Value on Date of Death         $ 68,000           $ 54,000
Applicable Corridor Percentage             250%               250%
Death Benefit                         $170,200           $150,000

In Example A, the Death Benefit equals $170,000, i.e., the greater of $100,000 (the Face Amount) and $170,000(the Policy Value at the Date of Death of $68,000, multiplied by the corridor percentage of 250%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $150,000, i.e., the greater of $150,000 (the Face Amount) or $135,000 (the Policy Value of $54,000 multiplied by the corridor percentage of 250%).

CHANGE TO DEATH BENEFIT OPTION. After the first Policy Year, you may change the Death Benefit Option by writing to us at the address given on the first page of this Prospectus. If you ask to change from Option 2 to Option 1, we increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we decrease the Face Amount of your Policy by the amount of the Policy Value. The change takes effect on the Monthly Deduction Day on or immediately following the day we receive your written request. We do not currently require you to prove insurability for a change from Death Benefit Option 2 to Option 1. We do require such evidence satisfactory to us for a change from Option 1 to Option 2.

You may not change the Death Benefit Option under your Policy if afterward the Face Amount remaining in force would be less than $250,000.

CHANGE TO FACE AMOUNT. You may change the Face Amount after the fifth Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Deduction Day after we approve the request. We do not permit a Face Amount change if the Policy is in the Grace Period.

If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining in force would be less than $25,000.

To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. We do


                                23   PROSPECTUS
not permit any increase in Face Amount after the Insured's 80th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months.

You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Lapse Determination Value is too small to pay the Monthly Deduction for the Policy Month following the increase. As described in "Surrender Charge" on page 30 of this Prospectus, if you increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Monthly Guarantee Premiums. Modifying the Policy's Face Amount may have tax ramifications. For additional information, please see "Federal Taxes" on page 32.

OPTIONAL INSURANCE BENEFITS. You may ask to add one or more riders to your Policy to provide additional optional insurance benefits. We require evidence of insurability before we issue a rider to you. We deduct the cost of any riders as part of the Monthly Deduction. Adding a Rider may also increase the Monthly Guarantee Premiums for your Policy. The riders we currently offer are described below. All of these riders may be added at any time except the Primary Insured Rider and the Additional Insured Rider. In our discretion, we may offer additional riders or stop offering a rider.

o    Children's Level Term Rider.

This rider provides for level term insurance on the Insured's children, as defined in the rider. We provide coverage until the earlier of the child's 25th birthday or the Insured's age 65. We pay the Death Benefit to the person designated by you. If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains in force until the child reaches age 25. The rider may be exchanged for a new term policy on the earlier of each child's 25th birthday, or the Insured's age 65. We do not require evidence of insurability to exchange the rider.

o    Accidental Death Benefit Rider.

Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured's 70th birthday; or (3) you ask to end the rider.


o    Continuation of Premium Rider.

Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider.

o    Additional Insured Term Rider.

This rider provides life insurance coverage on an Additional Insured. We pay the Face Amount of the rider to the named Beneficiary when we receive due proof that the Additional Insured died while the rider was in force. You may renew the coverage until the Additional Insured reaches age 99. Until the Additional Insured's 75th birthday, you may exchange the rider for a new Policy on the Additional Insured's life, subject to certain conditions as defined in the rider. We do not require evidence of insurability to exchange the rider.

o    Primary Insured Term Rider.

This rider provides additional term life insurance coverage on the Primary Insured. You may renew this coverage until the Insured reaches age 99. Until the Insured reaches age 75, you may exchange the rider for a new Policy. In addition, after the first Policy Year and until the Insured reaches age 75, you may convert the rider to the base Policy. We do not require evidence of insurability to exchange or convert the Policy. If you purchase this rider, your surrender charge is less than if you purchased a single Policy with the same Face Amount as the total coverage of your Policy and Primary Insured Term Rider. In addition, at least initially your total insurance charges are lower for a Policy/Primary Insured Term Rider combination, although they may be higher if your Policy Value increases and the net amount at risk under your Policy decreases sufficiently.

Commissions payable to sales representatives on the sale of Policies with a Primary Insured Term Rider are calculated based on the total premium payments made for the base Policy and the rider. The commissions will vary depending on the ratio of the premium for the base Policy and the rider. The same amount of premium will result in the highest commission when there is no rider, with the commission declining as the portion of the death benefit coverage allocated to the rider increases. Thus, the lowest commission amount is payable when the maximum rider is purchased.

o    Accelerated Death Benefit Rider, Terminal Illness.

This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us. A terminal illness is a medical condition of the Insured that, not withstanding medical care, will result in death within twelve months, or as otherwise provided by applicable state law. You may add this rider after your Policy is issued if the rider is available in your state. There is no additional cost for this rider. The maximum accelerated death benefit you may receive is the lesser of:


                                24   PROSPECTUS

     (i) 50% of the Death Benefit as of the date the first request is paid; or

     (ii) $250,000, including all other accelerated benefit amounts paid under all policies issued by us on the life of the Insured.

The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid. The amount of Death Benefit that you request to accelerate is reduced by:

     (i) any due and uncollected Monthly Deductions, or unpaid required Premium if a claim occurs during a Grace Period;

     (ii) if allowed in your state, an administrative expense charge of up to $200 for each accelerated benefit request;

     (iii) pro-rata amount of any outstanding Policy Loan; and

     (iv) twelve-month actuarial discount that reflects the early payment of the accelerated benefit amount.

If your Policy was issued in connection with a Qualified Plan, we may not be able to offer you some of the benefits provided by these riders.

POLICY LOANS
--------------------------------------------------------------------------------

GENERAL. While the Policy is in force, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for Policy Loans is 90% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request. Outstanding Policy Loans and loan interest reduce the amount you may request. Other restrictions may apply if your Policy was issued in connection with a Qualified Plan. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy Loan to you.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described above in "Policy Value - Postponement of Payments."

When we make a Policy Loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We also transfer in this manner Policy Value equal to any due and unpaid loan interest.

As of May 1, 2009, in most states, we usually take the transfers from the Sub-Accounts and the Fixed Account pro rata based upon the balances of each Sub-Account and the Fixed Account. On or about August 1, 2009, in most states if we have not received instructions as to how to allocate a policy loan among the Sub-Accounts and the Fixed Account, all loan amounts will be transferred from the Sub-Accounts and the Fixed Account to the Loan Account in the same allocation percentages as specified for premium payments. In Florida, if no allocation specification is made, the loan will be allocated among the Sub-Accounts in the same proportion that the policy value in each Sub-Account bears to the total Policy Value on the date of the loan. In Texas, if no allocation specification is made, we will use the same percentages used to allocate monthly deductions to the Fixed Account and to each Sub-Account. The amounts allocated to the Loan Account are credited with interest at the Loan Credited Rate stated in your Policy.

LOAN INTEREST. Interest on Policy Loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy Loan when due, the unpaid interest becomes part of the Policy Loan and accrues interest at the same rate. In addition, we transfer the difference between the values of the Loan Account and the Policy Debt on a pro-rata basis from the Sub-Accounts and the Fixed Account to the Loan Account.

You may borrow an amount equal to your Policy Value, less all Premiums paid, as a preferred loan. The interest rate charged for preferred loans is 4.0% per year. A standard loan is the amount that may be borrowed from the sum of Premiums paid. All non-preferred loans will be treated as a standard loan. The interest rate charged for standard loans is currently 6.0% per year.

Beginning in policy year 13, all new and existing loans will be treated as preferred loans with regard to interest accruing or credited on or after April 15, 2006.

LOAN REPAYMENT. While the Policy remains in force, you may repay the Policy Loan in whole or in part without any penalty at any time while the Insured is living. If you have a Policy Loan outstanding, we assume that any payment we receive from you is to be applied as Premium to your Policy Value, unless you tell us to treat your payment as a loan repayment. If you designate a payment as a loan repayment or interest payments, your payment is allocated among the Sub-Accounts and the Fixed Account using the same percentages used to allocate Net Premiums. An amount equal to the payment is deducted from the Loan Account.


If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, we notify you and any assignee in writing. To keep the Policy in force, we require you to pay a Premium sufficient to keep the Policy in force for at least three more months. If you do not pay us sufficient Premium within the 61-day Grace Period, your Policy lapses and terminates without value.


                                25   PROSPECTUS

As explained in the section entitled "Lapse and Reinstatement" below, you may subsequently reinstate the Policy by either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy Loan is outstanding, you may owe taxes or suffer other adverse tax consequences even if you subsequently reinstate the Policy. Please consult a tax adviser for details.

PRE-EXISTING LOAN. If you have a loan with another insurance company, and you are terminating that policy to buy one from us, usually you would repay the old loan during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange, up to certain limits. The use of a Section 1035 tax-free exchange may avoid any current income tax liability that would be due if the old loan was extinguished.

If you transfer a Policy Loan from another insurer as part of a Section 1035 tax-free exchange, we treat a loan of up to 20% of your Policy Value as a preferred loan. If the amount due is more than 20% of your Policy Value, we treat the excess as a standard loan. The treatment of transferred Policy Loans is illustrated in the following example:


Transferred Policy Value        $190,000
Transferred Policy Loan         $ 40,000
Surrender Value                 $150,000
20% of Policy Value             $ 38,000
Preferred Loan                  $ 38,000
Standard Loan                   $  2,000

Beginning in policy year 13, all new and existing loans will be treated as preferred loans with regard to interest accruing or credited on or after April 15, 2006.

EFFECT ON POLICY VALUE. A Policy Loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of each Sub-Account and the Fixed Account apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value does not increase as rapidly as it would if you had not taken a Policy Loan. However, if the Sub-Accounts or the Fixed Account or both earn less than that rate, then your Policy Value is greater than it would have been if you had not taken a Policy Loan. The combination of an increasing loan balance, deductions for contract charges and fees, and unfavorable investment performance may cause the Policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the Policy. Also, if you do not repay a Policy Loan, total outstanding Policy Debt is subtracted from the Death Benefit and Surrender Value otherwise payable.

SURRENDERS AND WITHDRAWALS
--------------------------------------------------------------------------------

SURRENDERS. While your Policy is in force, you may surrender the Policy. Your Policy terminates on the day we receive your written request, or the surrender effective date requested by you, whichever is later.

The Net Surrender Value equals the Policy Value, minus the surrender charge, minus any Policy Debt. The surrender charge is described in "Charges and Deductions - Surrender Charge" below. Upon surrender, we pay you the Net Surrender Value determined as of the day we receive your written request. We ordinarily pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you request, whichever is later. We may, however, postpone payment in the circumstances described in the "Policy Value - Postponement of Payments" section. The Policy cannot be reinstated once it is surrendered. You may receive the surrender proceeds in a lump sum or under any of the settlement options described in "Settlement Options" below. We have set forth the tax consequences of surrendering the Policy in "Federal Taxes" below.

PARTIAL WITHDRAWAL. General. While the Policy is in force after the first
                    --------
Policy Year, you may receive a portion of the Net Surrender Value by making a partial withdrawal from your Policy. The minimum partial withdrawal amount is $250. You may not withdraw an amount that would reduce the Net Surrender Value below $500 or reduce the Face Amount below $25,000. We will assess a proportionate percentage of the surrender charge when a withdrawal is taken.

We subtract the amount withdrawn from your Policy Value. You may specify how much of your partial withdrawal you wish taken from each Sub-Account or from the Fixed Account. You may not withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately before the withdrawal.

You must request the partial withdrawal in writing. Your request is effective on the date received. We may, however, postpone payment in the circumstances described in the "Policy Value - Postponement of Payments" section. Before we pay any partial withdrawal, you must provide us with a completed withholding form.


                                26   PROSPECTUS

Effect on Face Amount. If you have selected Death Benefit Option 1, a partial
----------------------
withdrawal reduces the Face Amount of your Policy as well as the Policy Value. We reduce the Face Amount by the amount of the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $25,000. If you have previously increased the Face Amount of your Policy, your partial withdrawals first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.

Under Option 2, a reduction in Policy Value as a result of a partial withdrawal typically results in a dollar for dollar reduction in the life insurance proceeds payable under the Policy.

Tax Consequences. The tax consequences of partial withdrawals are discussed in
-----------------
"Federal Taxes" below.

SETTLEMENT OPTIONS
--------------------------------------------------------------------------------

We pay the surrender proceeds or Death Benefit proceeds under the Policy in a lump sum or under one of the Settlement Options that we then offer. You may request a Settlement Option by notifying us in writing at the address given on the first page of this Prospectus. We transfer to our Fixed Account any amount placed under a Settlement Option, which amount will not be affected thereafter by the investment performance of the Separate Account. We do not permit surrenders or partial withdrawals after payment under a settlement option commences.

The amount applied to a Settlement Option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. When the proceeds are payable, we inform you concerning the rate of interest we credit to funds left with us. We guarantee that the rate of interest will be at least 3.5%. We may pay interest in excess of the guaranteed rate.

We currently offer the five Settlement Options described below:

     Option A - Interest. We hold the proceeds, credit interest to them and pay
     --------------------
     out the funds when the person entitled to them requests.

     Option B - Fixed Payments. We pay a selected monthly income until the
     --------------------------
     proceeds, and any interest credits, are exhausted.

     Option C - Life Income Guaranteed Period Certain. We pay the proceeds in a
     -------------------------------------------------
     monthly income for as long as the payee lives, or you may also select a guarantee period of between five and twenty years. If a guarantee period is selected, we make monthly payments at least until the payee dies. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period. If no guarantee period is selected or if the payee dies after the end of the guarantee period, we stop payments when the payee dies. It is possible for the payee to receive only one payment under this option, if the payee dies before the second payment is due and you did not choose a guarantee period. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.

     Option D - Joint and Survivor. We pay the proceeds in a monthly income to
     ------------------------------
     two payees for as long as either payee is alive. Payments stop when both payees have died. It is possible for the payees to receive only one payment, if both payees die before the second payment is due. This Settlement Option is not available if settlement is to a non-natural Owner or non-natural Beneficiary.

     Option E - Period Certain. We pay the proceeds in monthly installments for
     --------------------------
     a specified number of years, from five to twenty-five years. If the payee dies before the end of the specified period, we pay the remaining guaranteed payments to a successor payee.

In addition, we may agree to other Settlement Option plans. Write or call us to obtain information about them.

You may request that the proceeds of the Policy be paid under a Settlement Option by submitting a request to us in writing before the death of the Insured. If at the time of the Insured's death, no Settlement Option is in effect, the Beneficiary may choose a Settlement Option after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of Settlement Option becomes invalid and you may either notify us that you wish to continue the pre-existing choice of Settlement Option or select a new one.

MATURITY
--------------------------------------------------------------------------------

The Policies have no Maturity Date. Your Policy will continue after the Insured reaches age 100 as long as Net Surrender Value is sufficient to cover Monthly Deductions.


                                27   PROSPECTUS

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE AND GRACE PERIOD. If the Lapse Determination Value is less than the Monthly Deduction due on a Monthly Deduction Day and the Guaranteed Minimum Death Benefit feature is not in effect, your Policy may lapse. We give you a 61-day Grace Period in which to pay an adequate amount of additional Premium to keep the Policy in force after the end of the Grace Period.

At least 30 days before the end of the Grace Period, we send you a notice.

The Policy continues in effect through the Grace Period. If the Insured dies during the Grace Period, we pay a Death Benefit in accordance with your instructions. However, we reduce the proceeds by an amount equal to Monthly Deduction(s) due and unpaid. See "Death Benefits and Optional Insurance Benefits" on page 22. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy ends at the end of the Grace Period.

REINSTATEMENT. If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within five years of the date the Policy entered a Grace Period. The reinstatement Premium equals an amount sufficient to (1) cover all unpaid Monthly Deductions for the Grace Period, and (2) keep your Policy in force for three months. If a Policy Loan was outstanding at the time of your Policy's lapse, you must either repay or reinstate the loan before we reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date reflects the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges continue to be based on your original Issue Date. You cannot reinstate the Policy once it has been surrendered.

CANCELLATION AND CONVERSION RIGHTS
--------------------------------------------------------------------------------

FREE-LOOK PERIOD. You may cancel your Policy by returning it to us within ten
(10) days after you receive it, or after whatever longer period may be permitted by state law. If you return your Policy, the Policy terminates and, in most states, we pay you an amount equal to your Policy Value on the date we receive the Policy from you, plus any charges previously deducted. Your Policy Value usually reflects the investment experience of the Sub-Accounts and the Fixed Account as you have allocated your Net Premium. In some states, however, we are required to send you the amount of your Premiums. In those states, our current procedure is to allocate any Premium received before the end of the free-look period as described in "Allocation of Premium" above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Sub-Accounts you have selected until 10 days after the Issue Date or, if your state's free-look period is longer than ten days, for ten days plus the period required by state law. We will allocate Premiums received during that time to the Fixed Account. Since state laws differ as to the consequences of returning a Policy, you should refer to your Policy for specific information about your circumstances.

CONVERSION. In addition, during the first two Policy Years or the first two years after an increase in the Face Amount, if the Policy is in force you may amend the Policy to convert it into a non-variable universal life insurance policy. We will accomplish this by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Sub-Accounts. We will not require evidence of insurability. We will not charge you to perform this amendment.

The net amount at risk (i.e., the difference between the Death Benefit and the Policy Value) under the amended policy will be equal to or less than the net amount at risk under the previous coverage. Premiums and charges under the amended policy will be based on the same risk classification as the previous coverage.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

PREMIUM CHARGE. Before we allocate a Premium to the Policy Value, we will subtract the Premium Charge. The Premium Charge equals 2.5% of all Premium in all years. This charge is intended to help us pay for: (a) actual sales expenses, which include agents' sales commissions and other sales and distribution expenses; (b) state premium taxes and other state and local taxes; and (c) certain Federal taxes and other expenses related to the receipt of Premiums.

State premium tax rates currently vary from 0% to 4%. We do not vary the Premium Charge to reflect the actual premium tax rate in individual states, or the absence of premium tax in certain states. Accordingly, the portion of this charge attributable to state premium taxes may be more or less than the premium taxes assessed in your state. The current North Carolina premium tax rate is 1.9% of the gross premium collected.


                                28   PROSPECTUS

MONTHLY DEDUCTION. On the Issue Date and on each Monthly Deduction Day, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the Policy. The Monthly Deduction is the sum of the following four items:

1)   the Policy Fee;

2)   the annual administrative expense charge, when due;

3)   the cost of insurance charge for your Policy; and

4)   the cost of additional benefits provided by a rider, if any.

We allocate the Monthly Deduction in the same allocation percentages as specified for premium payments, unless specified otherwise.

POLICY FEE. The monthly policy fee is $5.00 per month This charge compensates us in part for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. For Policies issued in those states that do not have a maturity date, the Policy Fee is waived after the Insured's Age 100.

ADMINISTRATIVE EXPENSE CHARGE. We will deduct an annual administrative expense charge of 0.20% of the Policy Value on each Policy Anniversary during the first twelve Policy Years. This charge is intended to help reimburse us for certain administrative expenses related to maintenance of the Policy and Separate Account. In addition, we may use the administrative expense charge to cover issue expenses and start up costs of the administrative systems for the Policy not covered by the surrender charge.

RISK CHARGE. We will also assess a charge on a daily basis against each Sub-Account of the Separate Account. This charge is currently 0.70% per year of the value of the Sub-Account. We may change this rate, but it will never exceed 0.90% of the value of the Sub-Accounts. This charge is intended to compensate us for our assumption of certain mortality and expense risks in connection with the Policy. Specifically, we bear the risk that the total amount of Death Benefits payable under the Policy will be greater than anticipated, and we also assume the risk that the actual cost we incur to administer the Policy will not be covered by administrative charges assessed under the Policy.

COST OF INSURANCE CHARGE. The cost of insurance is determined monthly. The cost of insurance charge is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount risk for each Policy Month. The Net Amount at Risk is (a) - (b), where: (a) is the Death Benefit as of the prior Monthly Deduction Day divided by 1.0032737; and (b) is the Policy Value as of the prior Monthly Deduction Day. The cost of insurance rate is individualized depending on the Insured's age at issue of the Policy, Policy Year, gender and payment class, thus, the rate differs from year to year. The rates are determined by us, but they will never be more than the guaranteed rates shown in the table on Page 5 of your Policy. Please see the following example.


              EXAMPLE (40-YEAR OLD NON-SMOKING MALE):
--------------------------------------------------------------------
Face Amount                                            $150,000
Death Benefit Option                                          1
Policy Value on the Prior Monthly Deduction Day        $ 30,000
Insured's Attained Age                                       40
Corridor Percentage                                         250%
Death Benefit                                          $150,000

On the Monthly Deduction Day in this example, the Death Benefit as then computed would be $150,000, because the Face Amount ( $150,000) is greater than the Policy Value multiplied by the applicable corridor percentage ($30,000 x 250% = $75,000). Since the Policy Value on that date is $30,000, the cost of insurance charges per $1000 are applied to the difference in the net amount at risk of $119,510.55(( $150,000/1.0032737) - $30,000).

Assume that the Policy Value in the above example was $70,000. The Death Benefit would then be $175,000 (250% x $70,000), since this is greater than the Face Amount ($175,000). The cost of insurance rates in this case would be applied to the net amount at risk of $104,428.97 (($175,000/1.0032737) -
$70,000).

The Policy Value may vary monthly, based on the investment performance of the Sub-Accounts you have selected, the addition of interest credited to your Fixed Account (if any), the deduction of charges, and any other Policy transaction. Under Policies with an Option 1 Death Benefit, increases in the Policy Value generally decrease the net amount at risk; conversely, decrease in the Policy Value increase the net amount at risk. Since the cost of insurance charge is based on the net amount at risk, your cost of insurance charge probably will be correspondingly different each month. Under Policies with an Option 2 Death Benefit, however, the net amount at risk does not vary with changes in the Policy Value, unless your Policy's Death Benefit is determined under a corridor percentage. In that circumstance, increases in the Policy Value increase the net amount at risk. See "Policy Value" on page 13. Accordingly, a change in the Policy Value does not affect your monthly cost of insurance charge, unless it increases your net amount at risk.

We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge for increases reflects circumstances, such as the Insured's age and health status, at the time of the increase. The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy.

We base the cost of insurance rate on the sex, issue age, Policy Year and premium rating class of the Insured, and


                                29   PROSPECTUS
on the Face Amount. However, we issue unisex policies in Montana and in connection with Qualified Plans. We charge a lower current cost of insurance rate for Policies with a Face Amount of $100,000 or above. If an increase in Face Amount of your Policy would raise the total Face Amount above the break point, only the amount of the increase above the breakpoint is eligible for a lower current cost of insurance rate. Although we base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Smoker and Non-Smoker Mortality Table based on the Insured's sex and age last birthday. Our cost of insurance rates for unisex Policies will never exceed a maximum based on the 1980 CSO Table B assuming a blend of 80% male and 20% female lives.

If we ever charge you a cost of insurance rate during the first five Policy Years that is greater than the rate provided by the rate scale in effect on the Issue Date we will notify you. For 60 days after we mail that notice, you may surrender your Policy without paying any surrender charge.

For Policies issued in those states that do not have a Maturity Date, beginning on the Policy Anniversary following the Insured's 100th birthday, we waive all cost of insurance charges and monthly policy fees.

RIDER CHARGES. If your Policy includes one or more riders, a charge applicable to each rider you purchased is made from your Policy Value each month. The charge is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The Rider Charges are summarized in the table on page 10 of this Prospectus. For a description of the optional riders, see "Optional Insurance Benefits" beginning on page 24.

SEPARATE ACCOUNT INCOME TAXES. We are not currently deducting or maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax from the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient.

PORTFOLIO CHARGES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Policy Value. The third table in "Fee Tables" above contains a summary of current estimates of those charges and expenses. These charges and expenses are deducted from the assets of the Portfolios. For more detailed information, please refer to the Prospectuses for the appropriate Portfolios.

We receive compensation from the investment advisers or administrators of some of the Portfolios. Such compensation is consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. Such compensation typically is a percentage of the Separate Account assets invested in the relevant Portfolio and generally may range up to 0.25% annually of net assets. We receive Rule 12b-1 fees or service fees directly from some of the Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolios' shares held by corresponding Sub-Accounts.

SURRENDER CHARGE. If you surrender your Policy, we may subtract a surrender charge from the surrender proceeds. The surrender charge equals the amount shown in the surrender charge table in your Policy, plus any additional surrender charge due to increases in the Face Amount of your Policy. The amount of the surrender charge decreases over time.

Initial Surrender Charge. When we issue your Policy, we determine the initial
-------------------------
surrender charge. The applicable rate depends on the Premium, Insured's age at issue, sex and status as a smoker or non-smoker. For example, if the Insured is age 40 when your Policy is issued, the applicable rates per thousand are as follows:


Male Non-Smoker          $ 8.14
Male Smoker              $ 9.55
Female Non-Smoker        $ 7.53
Female Smoker            $ 8.21
Unisex Non-Smoker        $ 8.02
Unisex Smoker            $ 9.27

Accordingly, if the Insured were a male non-smoker age 40 and the Policy's Face Amount was $150,000, the surrender charge initially would be $1,221.

The rates for each category are greater or lesser according to the age of the Insured when your Policy is issued. The maximum rates are as follows:


Male Non-Smoker          $ 45.39
Male Smoker              $ 50.66
Female Non-Smoker        $ 38.98
Female Smoker            $ 41.15
Unisex Non-Smoker        $ 43.59
Unisex Smoker            $ 47.22

If you surrender your Policy after twelve Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage for the Policy Year in which the surrender occurs. The applicable surrender charge percentage depends on the number of years elapsed since your Policy was issued. The surrender charge percentage rates would apply if the Insured were 40 years old when your Policy was issued:


                                30   PROSPECTUS

 POLICY YEAR        PERCENT OF CALCULATED CHARGE
-------------      -----------------------------
      1                         100%
      2                         100%
      3                         100%
      4                         100%
      5                         100%
      6                          95%
      7                          90%
      8                          80%
      9                          70%
      10                         50%
      11                         40%
      12                         20%
      13                          0%

Thus, in the example given above, if the Policy were surrendered during the 10th Policy Year, the surrender charge would equal $610.50($1,221 x 50%). A different surrender charge percentage rate might apply if the Insured is older than 40 when the Policy is issued.

Surrender Charge on Increases in Initial Face Amount. If you increase the
-----------------------------------------------------
Initial Face Amount of your Policy, we determine an additional surrender charge amount applicable to the amount of the increase. The initial surrender charge on an increase is an amount per $1,000 of increase which varies by increase age, as shown in your Policy.

The surrender charge on the increase also decreases over a twelve Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is the same as the surrender charge percentages above. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face amount and each increase and add those amounts to determine the total surrender charge.

If you decrease the Face Amount, the applicable surrender charge remains the same.

We include in your Policy a table showing the maximum surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information concerning the rates applicable to you, please consult your agent. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for the Policies.

For partial withdrawals made during the first twelve Policy Years, we assess a proportionate percentage of the surrender charge. The proportionate percentage is the amount of the partial withdrawal requested divided by the surrender value. When a partial withdrawal is assessed, we will reduce any remaining surrender charges in a proportionate manner.

TRANSFER FEE. We currently are not charging a transfer fee. The Policy, however, permits us to charge a transfer fee of $25 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Sub-Account(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.

We will deduct the transfer fee from the Policy Value that remains in the Sub-Account(s) or Fixed Account from which we process your transfer. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.

GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------

BENEFICIARIES. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Policy. You may change the Beneficiary or Contingent Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their consent.

You must request a change of Beneficiary in writing. We provide a form to be completed, signed and filed with us. Your request for a change in Beneficiary or Contingent Beneficiary takes effect upon our filing of a signed and completed form, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

If you name more than one Beneficiary, we divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we divide the Death Benefit among the surviving Beneficiaries.

Different rules may apply if your Policy was issued in connection with a Qualified Plan.

ASSIGNMENT. You may assign your Policy as collateral security, unless it was issued in connection with a Qualified Plan. You must notify us in writing if you assign the Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.

DIVIDENDS. We do not pay any dividend under the Policies.


                                31   PROSPECTUS

ABOUT US
--------------------------------------------------------------------------------

LINCOLN BENEFIT LIFE COMPANY. Lincoln Benefit Life Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group. Our offices are located at 2940 S. 84th Street, Lincoln, NE 68506-4142; however, our mailing address is P.O. Box 660191, Dallas, TX 75266-0191. Please see also "General Information and History" in the SAI.

THE SEPARATE ACCOUNT. Lincoln Benefit Life Variable Life Account is a segregated asset account of Lincoln Benefit. Lincoln Benefit owns the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Policy Value of the Policies offered by this Prospectus, these assets may not be used to pay any liabilities of Lincoln Benefit other than those arising from the Policies. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, losses or any investment experience of Lincoln Benefit's other assets. Lincoln Benefit is obligated to pay all amounts promised to Policy Owners under the Policies.

The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Sub- Accounts or the Portfolios. Values allocated to the Separate Account rise and fall with the values of shares of the Portfolios and are also reduced by Policy charges. We use the Separate Account to fund the Policies and our other variable universal life insurance policies. We account separately for each type of variable life insurance policy funded by the Separate Account.

FEDERAL TAXES
--------------------------------------------------------------------------------

INTRODUCTION. The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Policy or transaction involving a Policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. Our general discussion of the tax treatment of this Policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this Policy cannot be made in the Prospectus. For detailed information, you should consult with a qualified tax adviser familiar with your situation. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax adviser.

TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT.
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The Separate Account is not an entity separate from Lincoln Benefit and its operations form a part of Lincoln Benefit. Therefore, the Separate Account is not taxed separately as a "Regulated Investment Company" under Subchapter M of the Tax Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies. Under current federal tax law, Lincoln Benefit believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Lincoln Benefit is legally required to accumulate and maintain in order to meet future obligations under the Policies. Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.

TAXATION OF POLICY BENEFITS. In order to qualify as a life insurance policy for federal income tax purposes, the policy must meet the definition of a life insurance policy set forth in Section 7702 of the Tax Code. Section 7702 limits the amount of premiums that may be invested in a policy that qualifies as life insurance. The Policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is generally excluded from the Beneficiary's gross income under Section 101(a) of the Tax Code and you are generally not taxed on increases in the Policy Value until a distribution occurs.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will generally be excludable from the Beneficiary's income, and amounts attributable to earnings on that income (occurring after the Insured's death), which will be includable in the Beneficiary's income.

If a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide any of the tax advantages normally provided by life insurance. Lincoln Benefit has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.


                                32   PROSPECTUS

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premium paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. If your Policy is not a Modified Endowment Contract, policy loans are not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered even if the policy is not a Modified Endowment Contract. Withdrawals and loans from Modified Endowment Contracts are subject to less favorable tax treatment. Loans, if not repaid, and withdrawals reduce the contract's death benefit and cash value. For an additional discussion of Modified Endowment Contracts, please see "Federal Taxes - Modified Endowment Contracts" on page 33.

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:

o    change beneficiaries,

o    assign the Policy,

o    revoke an assignment,

o    pledge the Policy, or

o    obtain a Policy loan.

If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement. We no longer sell life insurance contracts to corporate and self-employed tax-qualified retirement pension and profit sharing plans subject to Section 401.

EMPLOYER OWNED LIFE INSURANCE (A.K.A. "COLI").
The Pension Reform Act, enacted in 2006, includes provisions affecting the taxation of Death Benefits paid from policies owned by "Employers." Although these policies are commonly referred to as Corporate Owned Life Insurance ("COLI"), the term "Employer" includes any person or non-natural entity such as a partnership, LLC, or corporation, which is engaged in a trade or business. The term Employer also includes a person or entity related to the policyholder under the attribution rules of Tax Code sections 267(b) or 707(b)(1), and any person or entity engaged in a trade or business which is under common control with the policyholder.

Generally for contracts issued to employers after August 17, 2008, the portion of the Death Benefit in excess of the premiums or other amounts the employer paid for the policy will be treated as income unless:

o    the insured was an employee within 12 months of death;

o    proceeds are paid to the insured's beneficiary;

o proceeds are used to buy back any equity interest owned by the insured at the time of death; or

o the insured was a "highly compensated employee" or "highly compensated individual."

For purposes of the COLI rules, "highly compensated employees" are:

o    more than 5% owners;

o    directors; and

o    anyone else in the top 35% of employees ranked by pay.

"Highly compensated individuals" are individuals who are:

o    more than 10% owners;

o    one of the five highest paid officers; or

o    among the highest paid 35% of all employees.

The new COLI provision also includes notice and consent requirements, and reporting requirements.

MODIFIED ENDOWMENT CONTRACTS. A life insurance policy is treated as a "Modified Endowment Contract" under Section 7702A of the Tax Code if it meets the definition of life insurance in Section 7702, but fails the "seven-pay" test of
Section 7702A. The seven-pay test limits the amount of premiums that can be paid into the contract before the Policy will become a Modified Endowment Contract. We will not accept any Premiums that cause the Policy to become a Modified Endowment Contract unless we receive from you a written


                                33   PROSPECTUS
acknowledgment that the Policy will become a Modified Endowment Contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a Modified Endowment Contract will not cause the new policy to be a Modified Endowment Contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a Modified Endowment Contract for a new life insurance policy will always cause the new policy to be a Modified Endowment Contract.

If your Policy is not issued as a Modified Endowment Contract, it can become a Modified Endowment Contract under certain circumstances. If your Policy is materially changed at any time, your policy must be tested to determine whether it has become a Modified Endowment Contract. A material change includes certain increases in the policy's death benefit and the addition or increase of certain riders. Your Policy will be treated as though it were a new contract on the day the material change takes effect, a new seven-pay limit will be calculated, and a new seven-pay period will begin. Additionally, if the benefits provided by your Policy are reduced during the first 7 years of the policy or during a "seven-pay period", the seven-pay test will be applied as though the policy were intially issued with the reduced benefits. If the cumulative premiums paid into the Policy prior to the reduction in benefits are in excess of the seven-pay limit for the reduced benefit, then your policy will become a Modified Endowment Contract.

If a contract is classified as a Modified Endowment Contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid interest that is added to the loan balance) from a Modified Endowment Contract, or assign or pledge any part of the value of the Policy, such amount is treated as a distribution. Withdrawals and distributions made from a Modified Endowment Contract before the Insured's death are treated as taxable income first, then as recovery of the investment in the contract. The taxable portion of any distribution from a Modified Endowment Contract is subject to an additional 10% penalty tax, except as follows:

o distributions made on or after the date on which the taxpayer attains age 59 1/2;

o distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Tax Code); or

o any distribution that is part of a series of substantially equal periodic payments (paid not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All Modified Endowment Contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one Modified Endowment Contract in determining the taxable portion of any distributions from any of the contracts required to be aggregated.

INCOME TAX WITHHOLDING. Generally, Lincoln Benefit Life Company is required to withhold federal income tax at a rate of 10% from taxable distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

DIVERSIFICATION REQUIREMENTS. For a Policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the contract. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause a policy owner to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Subaccount investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under the Policy are different than those described by the IRS in private and public rulings in which it found that policy owners were not owners of separate account assets. For example, if your Policy offers more than twenty
(20) investment alternatives you have the choice to allocate premiums and policy values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in your being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in


                                34   PROSPECTUS
any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Policy. We reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Policy will be successful.

DISTRIBUTION
--------------------------------------------------------------------------------

ADLLC, located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Policies. ADLLC, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ADLLC is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

ADLLC does not sell Policies directly to purchasers. ADLLC enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Policies through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are licensed as insurance agents by applicable state insurance authorities and appointed as agents of Lincoln Benefit in order to sell the Policies. Policies also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks that sell the Policies. Commissions paid vary, but we may pay up to a maximum sales commission of approximately 90% of all Premiums plus 2.75% of any additional Premiums in the first ten years. In addition, we may pay a trail commission of 0.25% of Policy Value on Policies that have been in force for at least five years. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Policy Value annually. These payments are intended to contribute to the promotion and marketing of the Policies, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Policies on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Policies; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that ADLLC paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http:// www.sec.gov).

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or ADLLC and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Lincoln Benefit does not pay ADLLC a commission for distribution of the Policies. ADLLC compensates its representatives who act as wholesalers, and their sales management personnel, for Policy sales. This compensation is based on a percentage of premium payments and/or a percentage of Policy values. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Policies, including any liability to Policy Owners arising out of services rendered or Policies issued.

Lincoln Benefit and ADLLC have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.


                                35   PROSPECTUS

LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account or principal underwriter is a party. Lincoln Benefit is engaged in routine lawsuits, which, in our management's judgment, are not of material importance to its respective total assets or material with respect to the Separate Account.

LEGAL MATTERS
--------------------------------------------------------------------------------

All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Nebraska law, have been passed upon by Susan L. Lees, Senior Vice President, General Counsel, and Secretary of Lincoln Benefit.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of the Separate Account, as of December 31, 2011, and for each of the two periods in the period ended as of December 31, 2011, the financial statements of Lincoln Benefit Life Company as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, and the related financial statement schedules of Lincoln Benefit and the accompanying Reports of Independent Registered Public Accounting Firm appear in the Statement of Additional Information.

                                36   PROSPECTUS

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION UNIT - An accounting unit of measurement, which we use to calculate the value of a Sub-Account.

AGE - The Insured's age at his or her last birthday.

ATTAINED AGE - The Insured's age at the last Policy Anniversary.

BENEFICIARY(IES) - The person(s) named by you to receive the Death Benefit under the Policy.

DEATH BENEFIT - The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or Policy Charges.

FACE AMOUNT - The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.

FIXED ACCOUNT - The portion of the Policy Value allocated to our general account.

GRACE PERIOD - A 61-day period during which the Policy remains in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.

GUARANTEED MINIMUM DEATH BENEFIT, GMDB - A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy Debt, are at least as great as either the monthly Safety Net Premium or monthly Lifetime Guarantee Premium amount times the number of months since the Issue Date.

INSURED - The person whose life is Insured under the Policy.

ISSUE DATE - The date on which the Policy is issued, which shall be used to determine Policy Anniversaries, Policy Years and Policy Months.

LAPSE DETERMINATION VALUE - The value that must be available to pay a Monthly Deduction in order for the Policy to remain in force. If you have no outstanding Policy Debt, the Lapse Determination Value equals the Policy Value. Otherwise, it equals the Net Surrender Value.

LOAN ACCOUNT - An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.

MATURITY DATE - The Policy Anniversary following the Insured's 100th birthday.

MONTHLY AUTOMATIC PAYMENT - A method of paying a Premium each month automatically, for example by bank draft or salary deduction.

MONTHLY DEDUCTION - The amount deducted from Policy Value on each Monthly Deduction Day for the policy fee, annual administrative expense charge when due, cost of insurance charge, and the cost of any benefit riders.

MONTHLY DEDUCTION DAY - The same day in each month as the Issue Date. If a month does not have that day, the deduction will be made as of the last day of the month. The day of the month on which Monthly Deductions are taken from your Policy Value.

NET DEATH BENEFIT - The Death Benefit, less any Policy Debt.

NET INVESTMENT FACTOR - The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

NET POLICY VALUE - The Policy Value, less any Policy Debt.

NET PREMIUM - The Premium less the Premium Charge.

NET SURRENDER VALUE - The Policy Value less any applicable surrender charges and less any unpaid Policy Debt. The Net Surrender Value must be positive for the Policy to remain in effect, unless the Guaranteed Minimum Death Benefit feature is in effect.

POLICY ANNIVERSARY - The same day and month as the Issue Date for each subsequent year the Policy remains in force.

POLICY DEBT - The sum of all unpaid Policy loans and accrued loan interest.

POLICY OWNER ("YOU" "YOUR") - The person(s) having the rights and privileges of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

POLICY VALUE - The sum of the values of your interests in the Sub-Accounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which the Monthly Deductions are made and the Death Benefit is determined.

POLICY YEAR - Each twelve-month period beginning on the Issue Date and each Policy Anniversary.

PORTFOLIO(S) - The underlying funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.


                                37   PROSPECTUS

PREMIUM - Amounts paid to us as premium for the Policy by you or on your behalf.

QUALIFIED PLAN - A pension or profit-sharing plan established by a corporation, partnership, sole proprietor or other eligible organization that is qualified for favorable tax treatment under Section 401(a) or 403(b) of the Tax Code.

SAI - Statement of Additional Information, which is available upon request.

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Life Account, which is a segregated investment account of Lincoln Benefit.

SUB-ACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The Policy Value less any applicable surrender charges.

TAX CODE, CODE - The Internal Revenue Code of 1986, as amended.

VALUATION DATE - Each day the New York Stock Exchange is open for business. We do not determine Accumulation Unit Value on days on which the New York Stock Exchange is closed for trading.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

WE, US, OUR - Our company, Lincoln Benefit Life Company, sometimes referred to as "Lincoln Benefit."

YOU, YOUR - The person having the rights and privileges of ownership in the Policy.

                                38   PROSPECTUS

                      WHERE YOU CAN FIND MORE INFORMATION


You can call us at 1-800-865-5237 to ask us questions, request information about the Policy, and obtain copies of the Statement of Additional Information, personalized illustrations or other documents. You also can write to us at the address given on the first page of this Prospectus.

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2012. The Statement of Additional Information contains additional information about the Policy and is incorporated by reference in this Prospectus. You can obtain a free copy of the SAI upon request, by writing us or calling at the number given above. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file reports and other information with the Securities and Exchange Commission. You may read and copy any document we file with the SEC, including the Statement of Information at the SEC's public reference room in Washington, DC 20549. Please call the SEC at 1-800-SEC-0330 for information on the operation of the public reference room.

Our SEC reports and other information about us are also available to the public at the SEC's web site at http:// www.sec.gov. Copies of any of the information filed with the SEC may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 100 F Street NE, Room 1580, Washington, DC 20549-0102.


                          LINCOLN BENEFIT LIFE COMPANY
             THROUGH ITS LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                           1940 ACT FILE NO. 811-9154
                           1933 ACT FILE NO. 33-67386

                                 39  PROSPECTUS

LBL6454-9

                       STATEMENT OF ADDITIONAL INFORMATION
                       INVESTOR'S SELECT FLEXIBLE PREMIUM
                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES



                   DATE OF STATEMENT OF ADDITIONAL INFORMATION
                     AND RELATED PROSPECTUS: May 1, 2012

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                     DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY


     This Statement of Additional Information is not a prospectus. Please review the Prospectus, which contains information concerning the Policies described above. You may obtain a copy of the Prospectus without charge by calling us at 1-800-865-5237 or writing to us at the address immediately below. The defined terms used in this Statement of Additional Information are as defined in the Prospectus.


                          Lincoln Benefit Life Company
                                P.O. Box 660191
                            Dallas, Texas 75266-0191

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY................................................
     Description of Lincoln Benefit Life Company...............................
     State Regulation of Lincoln Benefit.......................................
     Lincoln Benefit Life Variable Life Account................................
EXPERTS........................................................................
ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY.................
     Replacement of Modified Endowment Contracts...............................
     Computation of Policy Value...............................................
     Transfers Authorized by Telephone.........................................
GENERAL POLICY PROVISIONS......................................................
     Statements to Policy Owners...............................................
     Limit on Right to Contest.................................................
     Suicide...................................................................
     Misstatement as to Age and Sex............................................
ADDITIONAL INFORMATION ABOUT CHARGES...........................................
DISTRIBUTOR....................................................................
DISTRIBUTION OF THE POLICY.....................................................
FINANCIAL STATEMENTS...........................................................

                         GENERAL INFORMATION AND HISTORY

Description Of Lincoln Benefit Life Company. Lincoln Benefit Life Company is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506-4142. We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York.

     Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by the Allstate Corporation.

     Except as discussed below for variable contracts, under our reinsurance agreements with Allstate Life, substantially all contract related assets and liabilities are transferred to Allstate Life. Through these reinsurance agreements, substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Allstate Life's commitments under the reinsurance agreements support our general account obligations and related assets are invested and managed by Allstate Life. Accordingly, except as discussed below for variable contracts, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not directly reflected in our consolidated financial statements. The amounts reflected in our consolidated financial statements directly relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreements. While the reinsurance agreements provide us with financial backing from Allstate Life, they do not create a direct contractual relationship between Allstate Life and you.

     Under Lincoln Benefit's reinsurance agreements with Allstate Life, Lincoln Benefit reinsures all reserve liabilities with Allstate Life except for those relating to variable contracts (including the Policies). Lincoln Benefit's variable contract assets and liabilities (other than those arising out of fixed interest benefits such as the Fixed Account) are held in legally-segregated unitized Separate Accounts and are retained by Lincoln Benefit. However, Lincoln Benefit's economic risks and returns related to such variable contracts are transferred to Allstate Life.


State Regulation of Lincoln Benefit. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

Lincoln Benefit Life Variable Life Account. Lincoln Benefit Life Variable Life Account was originally established in 1990, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.


                                     EXPERTS

The financial statements and the related financial statement schedules of Lincoln Benefit Life Company and the financial statements of the sub-accounts of Lincoln Benefit Life Variable Life Account included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing


         ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY

Replacement of Modified Endowment Contracts. If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be deemed a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.

Computation of Policy Value. On each Valuation Date, the portion of your Policy Value in a particular Subaccount will equal:

(1)  The total value of your Accumulation Units in the Subaccount; plus

(2) Any Net Premium received from you and allocated to the Subaccount during the current Valuation Period; plus

(3) Any Policy Value transferred to the Subaccount during the current Valuation Period; minus

(4) Any Policy Value transferred from the Subaccount during the current Valuation Period; minus

(5) Any amounts withdrawn by you (plus the applicable withdrawal charge) from the Subaccount during the current Valuation Period; minus

(6) The portion of any Monthly Deduction allocated to the Subaccount during the current Valuation Period for the Policy Month following the Monthly Deduction Day.

On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal:

(1) Any Net Premium allocated to it, plus

(2) Any Policy Value transferred to it from the Subaccounts; plus

(3) Interest credited to it; minus

(4) Any Policy Value transferred out of it; minus

(5) Any amounts withdrawn by you (plus the applicable withdrawal charge); minus

(6) The portion of any Monthly Deduction allocated to the Fixed Account.

     All Policy Values equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.

     Transfers Authorized by Telephone. You may make transfers by telephone. To give a third party authorization, you must first send us a completed authorization form.

     The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day that the NYSE is open for business, at that day's price.


                            GENERAL POLICY PROVISIONS

Statements to Policy Owners. We will maintain all records relating to the Separate Account and the Subaccounts. Each year we will send you a report showing information concerning your Policy transactions in the past year and the current status of your Policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid, and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you up to $25 for this extra report. We will tell you the current charge before we send you the report.

     In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently if required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.

Limit on Right to Contest. We may not contest the insurance coverage under the Policy after the Policy has been in force for two years while the Insured is alive. If the Policy has lapsed and been reinstated, we may not contest the reinstatement after two years from the date of the reinstatement while the Insured is alive. We may not contest any increase in the Face Amount of the Policy after the increase has been in effect for two years while the Insured is alive.

Suicide. If the Insured commits suicide while sane or kills him or herself while insane within two years of the Issue Date or within two years of any increase in the Face Amount, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay an amount equal to the Policy Value less any Policy Debt and the Policy will stop. If within two years of the effective date of any increase in the Face Amount the Insured commits suicide while sane or kills him or herself while insane, we will pay a Death Benefit for the increase equal to the total cost of insurance charges.

Misstatement as to Age and Sex. If the age or sex of the Insured is incorrectly stated in the application, we will adjust the Death Benefit appropriately as specified in the Policy.


                      ADDITIONAL INFORMATION ABOUT CHARGES

     We do not assess a surrender charge on surrenders under Policies issued to employees of Allstate, or to their spouses or minor children if these individuals reside in the State of Nebraska.

                                   DISTRIBUTOR

     Effective September 1, 2011, our former distributor ALFS, Inc. merged into Allstate Distributors, LLC. Both ALFS, Inc. and Allstate Distributors, LLC are wholly owned subsidiaries of Allstate Life Insurance Company.

     Allstate Distributors, LLC, ("ADLLC") serves as principal underwriter and distributor of the Policies. ADLLC is a wholly-owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of FINRA.

         Lincoln Benefit does not pay ADLLC a commission for distribution of the Policies. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Policies, including liability arising out services we provide on the Policies.

                                           2009     2010      2011
========================================= ======= ========  ========
========================================= ======= ========  ========
Commission paid to ADLLC that were paid      0        0        0
to other broker-dealers and registered
representatives

Commission kept by ADLLC                     0        0        0

Other fees paid to ADLLC for                 0        0        0
distribution services


                           DISTRIBUTION OF THE POLICY

     Lincoln Benefit offered the Policies on a continuous basis until December 31, 2003. The Policies were sold by registered representatives of broker-dealers who were our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives who sell the Policy will be paid a maximum sales commission of approximately 90% of all Premiums up to the first year Safety Net Premium plus 3.50% of any additional Premiums. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

     Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments. If you purchase a Primary Insured Rider, the commissions will vary depending on the allocation of your coverage between the base Policy and the Primary Insured Rider. The same initial Death Benefit will result in the highest commission when there is no Primary Insured Rider, with the commission declining as the portion of the Death Benefit coverage allocated to the Primary Insured Rider increases. Thus, the lowest commission amount is payable when the maximum Primary Insured Rider is purchased.

                              FINANCIAL STATEMENTS

The financial statements of the Separate Account, as of December 31, 2011, and for each of the two periods in the period ended as of December 31, 2011, the financial statements of Lincoln Benefit Life Company as of December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, and the related financial statement schedules of Lincoln Benefit and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements and schedule of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Policies.

REPORT  OF  INDEPENDENT  REGISTERED  PUBLIC  ACCOUNTING  FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company
Lincoln, NE

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2011 and 2010, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2011. Our audits also included Schedule I - Summary of Investments - Other than Investments in Related Parties and
Schedule IV - Reinsurance. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I - Summary of Investments - Other than Investments in Related Parties and Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche LLP
Chicago, Illinois
March 8, 2012

                          LINCOLN BENEFIT LIFE COMPANY
               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME



                                          YEAR ENDED
($IN THOUSANDS)                          DECEMBER 31,
                                         -------------
                                                  2011       2010       2009
                                         -------------               -------
REVENUES
   Net investment income                 $      11,836    $12,067    $11,783
   Realized capital gains and losses             2,075        694      1,480

INCOME FROM OPERATIONS
BEFORE INCOME TAX EXPENSE                       13,911     12,761     13,263

Income tax expense                               4,861      4,451      4,634

NET INCOME                                       9,050      8,310      8,629

OTHER COMPREHENSIVE INCOME,
 AFTER-TAX
   Change in unrealized net
capital gains and losses                         3,411      4,584      5,783

COMPREHENSIVE INCOME                     $      12,461    $12,894    $14,412




                       See notes to financial statements

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION



($IN THOUSANDS, EXCEPT PAR VALUE DATA)              DECEMBER 31,
                                                    =============
                                                             2011           2010
                                                    -------------
ASSETS
Investments
 Fixed income securities, at fair value
  (amortized cost $312,785 and $304,848)            $     333,640    $   320,456
 Short-term, at fair value (amortized cost
 $12,974 and $11,593)                                      12,974         11,593
   Total investments                                      346,614        332,049
                                                    -------------    -----------

Cash                                                        6,006          3,550
Reinsurance recoverable from Allstate
 Life Insurance Company                                16,680,950     18,365,058
Reinsurance recoverable from non-affiliates             2,043,480      1,906,574
Receivable from affiliates, net                             8,563             --
Other assets                                               95,826        105,159
Separate Accounts                                       1,682,128      2,017,185
     TOTAL ASSETS                                   $  20,863,567    $22,729,575
                                                    -------------    -----------

LIABILITIES
Contractholder funds                                $  15,489,624    $17,247,071
Reserve for life-contingent contract benefits           3,199,490      3,011,317
Unearned premiums                                          16,200         19,478
Deferred income taxes                                       7,729          5,833
Payable to affiliates, net                                     --          4,931
Current income taxes payable                                4,802          4,386
Other liabilities and accrued expenses                    125,266         93,507
Separate Accounts                                       1,682,128      2,017,185
     TOTAL LIABILITIES                                 20,525,239     22,403,708
                                                    -------------    -----------

COMMITMENTS AND CONTINGENT LIABILITIES
 (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand
 shares authorized, 25 thousand shares issued
and outstanding                                             2,500          2,500
Additional capital paid-in                                180,000        180,000
Retained income                                           142,272        133,222
Accumulated other comprehensive income:
 Unrealized net capital gains and losses                   13,556         10,145
     Total accumulated other comprehensive
      income                                               13,556         10,145
                                                    -------------    -----------
     TOTAL SHAREHOLDER'S EQUITY                           338,328        325,867
                                                    -------------    -----------
     TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY     $  20,863,567    $22,729,575
                                                    -------------    -----------











                       See notes to financial statements

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY



                                            YEAR ENDED
($IN THOUSANDS)                            DECEMBER 31,
                                                    2011        2010        2009
                                           -------------

COMMON STOCK                               $       2,500    $  2,500    $  2,500

ADDITIONAL CAPITAL PAID-IN                       180,000     180,000     180,000

RETAINED INCOME
Balance, beginning of year                       133,222     124,912     116,283
Net income                                         9,050       8,310       8,629
Balance, end of year                             142,272     133,222     124,912
                                           -------------    --------    ---------

ACCUMULATED OTHER COMPREHENSIVE
 INCOME
Balance, beginning of year                        10,145       5,561        (222)
Change in unrealized net capital gains
and losses                                         3,411       4,584       5,783
Balance, end of year                              13,556      10,145       5,561
                                           -------------    --------    ---------

TOTAL SHAREHOLDER'S EQUITY                 $     338,328    $325,867    $312,973



                       See notes to financial statements

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS



                                                     YEAR ENDED
($IN THOUSANDS)                                    DECEMBER 31,
                                                   ==============
                                                            2011               2010          2009
                                                   --------------                       ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                         $       9,050     $        8,310     $   8,629
Adjustments to reconcile net income to
 net cash provided by operating activities:
     Amortization and other non-cash items                 1,175              1,241           932
Realized capital gains and losses                         (2,075)              (694)       (1,480)
     Changes in:
Policy benefit and other insurance reserves              (22,072)             4,240        19,349
Income taxes                                                 476               (205)       (2,174)
Receivable/payable to affiliates, net                    (13,494)            (9,818)      (21,280)
Other operating assets and liabilities                    37,802               (943)          369
 Net cash provided by operating
activities                                                10,862              2,131         4,345
                                                   --------------    ---------------    ----------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities            44,880             27,166        46,330
Collections on fixed income securities                    25,268             38,691        35,334
Purchases of fixed income securities                     (77,175)           (71,478)     (151,234)
Change in short-term investments, net                     (1,379)            (3,023)       72,143
Net cash (used in) provided by investing
 activities                                               (8,406)            (8,644)        2,573
                                                   --------------    ---------------    ----------

NET INCREASE (DECREASE) IN CASH                            2,456             (6,513)        6,918
CASH AT BEGINNING OF YEAR                                  3,550             10,063         3,145
CASH AT END OF YEAR                                $       6,006     $        3,550     $      10,063
                                                   --------------    ---------------    ----------


                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
                                       7
1.    GENERAL
BASIS  OF  PRESENTATION
     The accompanying financial statements include the accounts of Lincoln Benefit Life Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"). All of the outstanding common stock of AIC is owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
NATURE  OF  OPERATIONS
     The Company sells life insurance, retirement and investment products. The principal products are interest-sensitive, traditional and variable life insurance, and fixed annuities including deferred and immediate.
The Company is authorized to sell life insurance and retirement products in all states except New York, as well as in the District of Columbia, the U.S. Virgin Islands and Guam. For 2011, the top geographic locations for statutory premiums and annuity considerations were California, Texas and Florida. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements. The Company distributes its products through multiple distribution channels, including Allstate exclusive agencies and exclusive financial specialists, independent agents (including master brokerage agencies) and directly through call centers and the internet.
     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates and credit spreads. The Company also has certain exposures to changes in equity prices in its equity-indexed annuities and separate accounts liabilities, which are transferred to ALIC in accordance with reinsurance agreements. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets. This risk arises from the Company's investment in interest-sensitive assets. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from the Company's investment in spread-sensitive fixed income assets.
     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS
     Fixed income securities include bonds, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Statements of Cash Flows. Short-term investments, including money market funds and other short-term investments, are carried at fair value.
Investment income primarily consists of interest and is recognized on an accrual basis using the effective yield method. Interest income for certain RMBS, CMBS and ABS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated on a retrospective basis when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable.
Realized capital gains and losses include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales, including calls and principal payments, are determined on a specific identification basis.
     The Company recognizes other-than-temporary impairment losses on fixed income securities in earnings when a security's fair value is less than its amortized cost and the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income ("OCI"). RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED
     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 8). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.
Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.
     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.
     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.
Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.
Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities are generally based on an equity index, such as the Standard & Poor's ("S&P") 500 Index.
Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits.
REINSURANCE
     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 8). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. Reinsurance does not extinguish the Company's primary liability under the policies written.
Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.
     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.
INCOME  TAXES
     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.
Reserve  for  life-contingent  contract  benefits
     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance and life-contingent immediate annuities, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration.
CONTRACTHOLDER  FUNDS
     Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance and fixed annuities. Contractholder funds primarily comprise deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on variable annuity contracts.
SEPARATE  ACCOUNTS
     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.
Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.
 ADOPTED  ACCOUNTING  STANDARD
Consolidation  Analysis  Considering  Investments Held through Separate Accounts
     In April 2010, the Financial Accounting Standards Board ("FASB") issued guidance clarifying that an insurer is not required to combine interests in investments held in a qualifying separate account with its interests in the same investments held in the general account when performing a consolidation evaluation. The adoption of this guidance as of January 1, 2011 had no impact on the Company's results of operations or financial position.
PENDING  ACCOUNTING  STANDARDS
Amendments  to  Fair  Value  Measurement  and  Disclosure  Requirements
     In May 2011, the FASB issued guidance that clarifies the application of existing fair value measurement and disclosure requirements and amends certain fair value measurement principles, requirements and disclosures. Changes were made to improve consistency in global application. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2011. Early adoption is not permitted. The impact of adoption is not expected to be material to the Company's results of operations or financial position. Presentation of Comprehensive Income
     In June and December 2011, the FASB issued guidance amending the presentation of comprehensive income and its components. Under the new guidance, a reporting entity has the option to present comprehensive income in a single continuous statement or in two separate but consecutive statements. The guidance is effective for reporting periods beginning after December 15, 2011 and is to be applied retrospectively. The new guidance affects presentation only and will have no impact on the Company's results of operations or financial position.
3.  RELATED  PARTY  TRANSACTIONS
BUSINESS  OPERATIONS
     The Company uses services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $204.8 million, $204.8 million and $202.9 million in 2011, 2010 and 2009, respectively. Of these costs, the Company retains investment related expenses on the invested assets that are not transferred under the reinsurance agreements. All other costs are ceded to ALIC under the reinsurance agreements.
BROKER-DEALER
     The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker-dealer company owned by ALIC, whereby ADLLC promotes and markets products sold by the Company. In return for these services, the Company recorded expense of $7.2 million, $6.9 million and $4.6 million in 2011, 2010 and 2009, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.
The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $7.5 million, $8.5 million and $9.1 million in 2011, 2010 and 2009, respectively, that were ceded to ALIC.


Reinsurance
     The following table summarizes amounts that were ceded to ALIC under the reinsurance agreements and reported net in the Statements of Operations and Comprehensive Income:



($IN THOUSANDS)                               2011          2010          2009
                                        ==========    ==========    ==========
Premiums and contract
charges                                 $  833,149    $  782,113    $  734,369
                                        ----------    ----------    ----------
Interest credited to contractholder
 funds, contract benefits
and expenses                             1,408,953     1,683,487     1,621,011


Reinsurance recoverables due from ALIC totaled $16.68 billion and $18.37 billion as of December 31, 2011 and 2010, respectively.

INCOME  TAXES
     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 10).
INTERCOMPANY  LOAN  AGREEMENT
     The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2011 or 2010.
4.  INVESTMENTS
FAIR  VALUES
     The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:




                                             GROSS
($IN THOUSANDS)             AMORTIZED     UNREALIZED                 FAIR
                            COST          GAINS          LOSSES      VALUE
                                          -----------
DECEMBER 31, 2011
U.S. government
  and agencies              $   84,059    $     5,943    $    --     $ 90,002
Municipal                        2,499            399         --        2,898
Corporate                      169,820         12,105        (99)     181,826
Foreign government               4,998            239         --        5,237
RMBS                            40,089          2,427         (9)      42,507
CMBS                             8,514            360       (518)       8,356
ABS                              2,806              8         --        2,814
     Total fixed income
        securities          $  312,785    $    21,481    $  (626)    $333,640
                            ----------    -----------    --------    --------

DECEMBER 31, 2010
U.S. government
    and agencies            $   70,426    $     3,513    $  (383)    $ 73,556
Municipal                        2,999            177         --        3,176
Corporate                      154,261          9,345        (19)     163,587
Foreign government               4,998             92         --        5,090
RMBS                            55,376          2,429         (3)      57,802
CMBS                             8,523            427        (87)       8,863
ABS                              8,265            117         --        8,382
     Total fixed income
       securities           $  304,848    $    16,100    $  (492)    $320,456



SCHEDULED MATURITIES
     The scheduled maturities for fixed income securities are as follows as of December 31, 2011:



($IN THOUSANDS)                            AMORTIZED     FAIR
                                           COST          VALUE
                                           ==========    ========
Due in one year or less                    $   14,017    $ 14,268
                                           ----------    --------
Due after one year through five years         166,125     175,871
Due after five years through ten years         71,112      79,239
Due after ten years                            18,636      18,941
                                              269,890     288,319
                                           ----------    --------
RMBS and ABS                                   42,895      45,321
 Total                                     $  312,785    $333,640
                                           ----------    --------









Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.
NET  INVESTMENT  INCOME
     Net  investment  income  for  the  years  ended  December 31 is as follows:



($IN THOUSANDS)                  2011          2010        2009
                              ========    ==========
Fixed income securities       $12,133     $  12,480     $12,098
                              --------    ----------    --------
Short-term and other
investments                        11            21         107
 Investment income,
   before expense              12,144        12,501      12,205
                              --------    ----------    --------
 Investment expense              (308)         (434)       (422)
    Net investment income     $11,836     $  12,067     $11,783
                              --------    ----------    --------



REALIZED  CAPITAL  GAINS  AND  LOSSES

     The Company recognized net realized capital gains of $2.1 million, $694 thousand and $1.5 million in 2011, 2010 and 2009, respectively. Realized capital gains and losses in 2011 included $12 thousand of other-than-temporary impairment losses related to RMBS, none of which were included in other comprehensive income. Realized capital gains and losses in 2010 and 2009 did not include any other-than-temporary impairment losses and therefore, none were included in other comprehensive income. No other-than-temporary impairment losses were included in accumulated other comprehensive income as of December 31, 2011 or 2010.
Gross gains of $1.9 million, $652 thousand and $1.5 million and gross losses of $3 thousand, zero, and $3 thousand were realized on sales of fixed income securities during 2011, 2010 and 2009, respectively.
UNREALIZED  NET  CAPITAL  GAINS  AND  LOSSES
     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:



($IN THOUSANDS)                     FAIR             GROSS UNREALIZED                   UNREALIZED NET
                                    ========    ===========================            ================
DECEMBER 31, 2011                   VALUE       GAINS                LOSSES              GAINS (LOSSES)
                                                -----------------
Fixed income securities             $333,640    $          21,481    $          (626)    $       20,855
                                    --------    -----------------                        ---------------
Short-term investments                12,974                   --                 --                 --
   Unrealized net capital gains
      and losses, pre-tax                                                                        20,855
                                                                                         ---------------
   Deferred income taxes                                                                         (7,299)
   Unrealized net capital gains
       and losses, after-tax                                                             $       13,556
                                                                                         ---------------






($IN THOUSANDS)                     FAIR           GROSS UNREALIZED            UNREALIZED NET
                                   ========    ===========================   ================
                                   FAIR        UNREALIZED     NET
DECEMBER 31, 2010                  VALUE       GAINS          LOSSES          GAINS (LOSSES)
                                               -----------
Fixed income securities            $320,456    $    16,100    $      (492)    $       15,608
                                   --------    -----------    ------------    ---------------
Short-term investments               11,593             --             --                 --
   Unrealized net capital gains
       and losses, pre-tax                                                            15,608
                                                                              ---------------
   Deferred income taxes                                                              (5,463)
   Unrealized net capital gains
       and losses, after-tax                                                  $       10,145
                                                                              ---------------



CHANGE  IN  UNREALIZED  NET  CAPITAL  GAINS  AND  LOSSES
     The  change  in unrealized net capital gains and losses for the years ended
December  31  is  as  follows:



($IN THOUSANDS)                          2011        2010        2009
 Fixed income securities              $ 5,247     $ 7,052     $ 8,895
                                      --------    --------    --------
 Short-term investments                    --          --           2
     Total                              5,247       7,052       8,897
                                      --------    --------    --------
  Deferred income taxes                (1,836)     (2,468)     (3,114)
  Increase in unrealized
     net capital gains and losses     $ 3,411     $ 4,584     $ 5,783
                                      --------    --------    --------



PORTFOLIO  MONITORING
     The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security whose carrying value may be other-than-temporarily impaired.
For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.
If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.
     The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.




                    LESS THAN    12 MONTHS                                12 MONTHS    OR MORE
                    ======================     ====================================================================
($IN THOUSANDS)                                                                                          TOTAL
                    NUMBER       FAIR          UNREALIZED      NUMBER       FAIR      UNREALIZED         UNREALIZED
                    OF ISSUES    VALUE         LOSSES          OF ISSUES    VALUE     LOSSES             LOSSES
                    ---------    ----------
DECEMBER 31, 2011
Corporate                   1    $    5,161    $       (99)           --    $   --    $        --        $       (99)
RMBS                        1         1,075             (9)           --        --             --                 (9)
CMBS                        1         1,484           (518)           --        --             --               (518)
     Total                  3    $    7,720    $      (626)           --    $   --    $        --        $      (626)

DECEMBER 31, 2010
U.S. government
   and agencies             1    $    9,546    $      (383)           --    $   --    $         -        $      (383)
Corporate                   1         4,968            (19)           --        --             --                (19)
RMBS                        3           385             (3)           --        --             --                 (3)
CMBS                       --            --              -             1     1,916            (87)               (87)

     Total                  5    $   14,899    $      (405)            1    $1,916    $       (87)  $             (492)



As of December 31, 2011, $108 thousand of unrealized losses are related to fixed income securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. All of these unrealized losses are related to investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since the time of initial purchase.
As of December 31, 2011, the remaining $518 thousand of unrealized losses are related to one investment grade security in an unrealized loss position greater than 20% of amortized cost. The security was evaluated based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and was determined to have adequate resources to fulfill contractual obligations.
     As of December 31, 2011, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. MUNICIPAL BONDS
     The principal geographic distribution of municipal bond issuers represented in the Company's municipal bond portfolio was 100% in Washington as of December 31, 2011 and 84% and 16% in Washington and Puerto Rico, respectively, as of December 31, 2010.
CONCENTRATION  OF  CREDIT  RISK
     As of December 31, 2011, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.
OTHER  INVESTMENT  INFORMATION
     As of December 31, 2011, fixed income securities and short-term investments with a carrying value of $10.3 million were on deposit with regulatory authorities as required by law.
5.  FAIR  VALUE  OF  ASSETS  AND  LIABILITIES
     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.
Level  2:     Assets  and  liabilities  whose values are based on the following:
(a)     Quoted  prices  for  similar  assets  or  liabilities in active markets;
(b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or
(c)     Valuation  models  whose  inputs are observable, directly or indirectly,
for  substantially  the  full  term  of            the  asset  or  liability.
Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.
     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs  may  be  reduced  for  many  instruments.
     The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.
     The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This relates to the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable.
     In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.
Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis
Level  1  measurements
----------------------
-     Fixed income securities:  Comprise U.S. Treasuries.  Valuation is based on
      ------------------------
unadjusted quoted prices for identical assets in active markets that the Company can access.
-     Short-term:  Comprise  actively  traded money market funds that have daily
      -----------
quoted  net  asset  values  for  identical  assets  that the Company can access.
-     Separate  account assets:  Comprise actively traded mutual funds that have
      -------------------------
daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers. Level 2 measurements
----------------------
-     Fixed  income  securities:
      --------------------------
U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality  and  industry  sector  of  the  issuer.
Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.
RMBS and ABS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.
CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.
-     Short-term:  The primary inputs to the valuation include quoted prices for
      -----------
identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.
Level  3  measurements
----------------------
-     Fixed  income  securities:
      --------------------------
Corporate: Valued based on models that are widely accepted in the financial services industry with certain inputs to the valuation model that are significant to the valuation, but are not market observable.
     RMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.
Contractholder  funds:  Derivatives  embedded  in  certain  life  and  annuity
----------------------
contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2011:



                                QUOTED
                                PRICES
                               IN ACTIVE       SIGNIFICANT
                                              =============
                              MARKETS FOR         OTHER         SIGNIFICANT         BALANCE
                             =============    =============    ==============    ==============
                               IDENTICAL       OBSERVABLE       UNOBSERVABLE         AS OF

($IN THOUSANDS)                 ASSETS           INPUTS           INPUTS            DECEMBER 31,
                                 (LEVEL 1)        (LEVEL 2)         (LEVEL 3)             2011

ASSETS:
Fixed income
     securities:
   U.S. government
      and agencies           $     36,883     $     53,119     $          --     $      90,002
   Municipal                           --            2,898                --             2,898
   Corporate                           --          181,228               598           181,826
   Foreign government                  --            5,237                --             5,237
   RMBS                                --           40,186             2,321            42,507
   CMBS                                --            8,356                --             8,356
   ABS                                 --            2,814                --             2,814
Total fixed income
  securities                       36,883          293,838             2,919           333,640
   Short-term
      investments                   1,925           11,049                --            12,974
   Separate account
      assets                    1,682,128               --                --         1,682,128
    TOTAL RECURRING
      BASIS ASSETS              1,720,936          304,887             2,919         2,028,742
TOTAL ASSETS
   AT FAIR VALUE             $  1,720,936     $    304,887     $       2,919     $   2,028,742
% of total assets
   at fair value                    84.8 %           15.0 %             0.2 %           100.0 %
                             =============    =============    ==============    ==============

LIABILITIES:
   Contractholder funds:
  Derivatives
      embedded in life
       and annuity
       contracts             $         --     $         --     $    (506,678)    $    (506,678)
TOTAL LIABILITIES
     AT FAIR VALUE           $         --     $         --     $    (506,678)    $    (506,678)
% of total liabilities
    at fair value                     -- %             -- %           100.0 %           100.0 %
                             =============    =============    ==============    ==============



     The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2010:



                                  QUOTED
                                  PRICES
                                 IN ACTIVE       SIGNIFICANT
                                MARKETS FOR         OTHER         SIGNIFICANT         BALANCE
                                 IDENTICAL       OBSERVABLE       UNOBSERVABLE         AS OF
($IN THOUSANDS)                ASSETS           INPUTS           INPUTS            DECEMBER 31,
                                   (LEVEL 1)        (LEVEL 2)         (LEVEL 3)             2010
ASSETS:
Fixed income securities:
   U.S. government
     and agencies              $     31,007     $     42,549     $          --     $      73,556
   Municipal                             --            3,176                --             3,176
   Corporate                             --          162,735               852           163,587
   Foreign government                    --            5,090                --             5,090
   RMBS                                  --           50,922             6,880            57,802
   CMBS                                  --            6,947             1,916             8,863
   ABS                                   --            8,382                --             8,382
Total fixed income
   securities                        31,007          279,801             9,648           320,456
   Short-term investments            11,543               50                --            11,593
   Separate account assets        2,017,185               --                --         2,017,185
    TOTAL RECURRING
     BASIS ASSETS                 2,059,735          279,851             9,648         2,349,234
TOTAL ASSETS
  AT FAIR VALUE                $  2,059,735     $    279,851     $       9,648     $   2,349,234
% of total assets
   at fair value                      87.7 %           11.9 %             0.4 %           100.0 %
                               =============    =============    ==============    ==============

LIABILITIES:
   Contractholder funds:
  Derivatives embedded
    in life and annuity
contracts                      $         --     $         --     $    (494,149)    $    (494,149)
TOTAL LIABILITIES
AT FAIR VALUE                  $         --     $         --     $    (494,149)    $    (494,149)
% of total liabilities
at fair value                           -- %             -- %           100.0 %           100.0 %
                               =============    =============    ==============    ==============





     The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.



                                                     TOTAL REALIZED
                                                     AND UNREALIZED
                                                     GAINS (LOSSES)
($IN THOUSANDS)                                       INCLUDED IN:
                                                -----------------------------
                                                                    OCI ON
                                                                    STATEMENT
                               BALANCE AS                           OF             TRANSFERS        TRANSFERS
                               OF DECEMBER      NET                 FINANCIAL      INTO             OUT OF
                                   31, 2010     INCOME (1)          POSITION       LEVEL 3          LEVEL 3
                                                ----------------
ASSETS
  Fixed income securities:
Corporate                      $        852     $            --     $      199     $         --     $  (10,199)
RMBS                                  6,880                  (4)          (108)              --         (3,577)
CMBS                                  1,916                  --            (49)              --         (1,867)
TOTAL RECURRING
   LEVEL 3 ASSETS              $      9,648     $            (4)    $       42     $         --     $  (15,643)

LIABILITIES
Contractholder funds:
Derivatives embedded
    in life and annuity
     contracts                 $   (494,149)    $      (110,951)    $       --     $         --     $       --
TOTAL RECURRING
  LEVEL 3 LIABILITIES          $   (494,149)    $      (110,951)    $       --     $         --     $       --
                               -------------    ----------------    -----------    -------------    -----------

                                                                                                    BALANCE
                                                                                                    AS OF
                                                                                                    DECEMBER
                               PURCHASES        SALES               ISSUANCES      SETTLEMENTS        31, 2011
ASSETS
  Fixed income securities:
Corporate                      $     10,000     $            --     $       --     $       (254)    $      598
RMBS                                     --                  --             --             (870)         2,321
CMBS                                     --                  --             --               --             --
TOTAL RECURRING
  LEVEL 3 ASSETS               $     10,000     $            --     $       --     $     (1,124)    $    2,919

LIABILITIES
Contractholder funds:
Derivatives embedded
   in life and annuity
contracts                      $         --     $            --     $  (55,559)    $    153,981     $ (506,678)
TOTAL RECURRING
  LEVEL 3 LIABILITIES          $         --     $            --     $  (55,559)    $    153,981     $ (506,678)
                               -------------    ----------------    -----------    -------------    -----------


__________________
(1) The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as follows: $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.

     The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.



                                                                                               TOTAL REALIZED
                                                                                               AND UNREALIZED
                                                                                               GAINS (LOSSES)
($IN THOUSANDS)                                                                               INCLUDED IN:
                                                                                              ================
                                                                             BALANCE                              OCI ON
                                                                             AS OF                                STATEMENT OF
                                                                             DECEMBER 31      NET                 FINANCIAL
                                                                                   , 2009     INCOME (1)          POSITION
                                                                                              ----------------
ASSETS
 Fixed income securities:
Corporate                                                                    $      1,089     $            (1)    $          --
RMBS                                                                                   --                 (17)              131
CMBS                                                                                1,158                  --               758
TOTAL RECURRING
   LEVEL 3 ASSETS                                                            $      2,247     $           (18)    $         889

LIABILITIES
 Contractholder funds:
    Derivatives embedded in                   life and annuity contracts     $    (15,526)    $        (4,877)    $          --
 TOTAL RECURRING
    LEVEL 3 LIABILITIES                                                      $    (15,526)    $        (4,877)    $          --
                                                                             -------------    ----------------    -------------





($IN THOUSANDS)

                                                 PURCHASES,                                         BALANCE
                                                 SALES, ISSUANCES     TRANSFERS      TRANSFERS      AS OF
                                                 AND SETTLEMENTS      INTO           OUT OF         DECEMBER 31,
                                                             , NET    LEVEL 3        LEVEL 3                 2010

ASSETS
 Fixed income securities:
Corporate                                        $           7,740    $       --     $   (7,976)    $         852
RMBS                                                         9,459            --         (2,693)            6,880
CMBS                                                            --            --             --             1,916
TOTAL RECURRING
   LEVEL 3 ASSETS                                $          17,199    $       --     $  (10,669)    $       9,648

LIABILITIES
 Contractholder funds:
    Derivatives embedded in
    life and annuity contracts                   $              --    $ (473,746)    $       --     $    (494,149)
 TOTAL RECURRING
    LEVEL 3 LIABILITIES                          $              --    $ (473,746)    $       --     $    (494,149)
                                                 -----------------    -----------    -----------    --------------


__________________
(1) The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.
     Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.
     There were no transfers between Level 1 and Level 2 during 2011 or 2010. During 2011, certain RMBS and CMBS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets. When transferring these securities into Level 2, the Company did not change the source of fair value estimates or modify the estimates received from independent third-party valuation service providers or the internal valuation approach. Accordingly, for securities included within this group, there was no change in fair value in conjunction with the transfer resulting in a realized or unrealized gain or loss.
During 2011, a corporate fixed income security was transferred into Level 2 from Level 3 due to a change in the valuation model to use primarily market observable inputs. Transfers out of Level 3 during 2011 and 2010 also included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.
     Transfers into Level 3 during 2010 also included derivatives embedded in equity-indexed life and annuity contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.
     The following table provides the total gains and (losses) included in net income for Level 3 assets and liabilities still held as of December 31.



($IN THOUSANDS)                        2011        2010
                                  ==========    ========
ASSETS
Fixed income securities:
Corporate                         $      (2)    $    (2)
RMBS                                     (5)        (11)
CMBS                                     --          (1)
TOTAL RECURRING
LEVEL 3 ASSETS                    $      (7)    $   (14)

LIABILITIES
Contractholder funds:
Derivatives embedded in
   life and annuity contracts     $(110,951)    $(4,877)
TOTAL RECURRING
 LEVEL 3 LIABILITIES              $(110,951)    $(4,877)
                                  ----------    --------


The amounts in the table above represent losses included in net income during 2011 and 2010 for the period of time that the asset or liability was determined to be in Level 3. The amounts attributable to fixed income securities are reported in net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as follows: $(106.6) million in interest credited to contractholder funds and $(4.3) million in contract benefits. These amounts are ceded in accordance with the Company's reinsurance agreements.




The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2009.





                                                                               TOTAL REALIZED
                                                                               AND UNREALIZED
                                                                               GAINS (LOSSES)
($IN THOUSANDS)                                                                 INCLUDED IN:
                                                                        ===============================
                                                                                                              PURCHASES,
                                                                                                              SALES,
                                                       BALANCE                              OCI ON            ISSUANCES
                                                       AS OF                                STATEMENT         AND
                                                       DECEMBER 31      NET                 OF FINANCIAL      SETTLEMENTS
                                                             , 2008     INCOME (1)          POSITION                 , NET
                                                                        ----------------
ASSETS
Fixed income securities:
Corporate                                              $      1,307     $            (2)    $          96     $       (216)
CMBS                                                             --                  --               535               --
ABS                                                           6,002                 288               (19)          (6,271)
TOTAL RECURRING
   LEVEL 3 ASSETS                                      $      7,309     $           286     $         612     $     (6,487)

LIABILITIES
Contractholder funds:
Derivatives embedded in life and annuity contracts     $    (36,544)    $        19,984     $          --     $      1,034
   TOTAL RECURRING
     LEVEL 3 LIABILITIES                               $    (36,544)    $        19,984     $          --     $      1,034
                                                       -------------    ----------------    --------------    -------------


                                                                                            TOTAL
                                                                                        GAINS (LOSSES)
                                                                                         INCLUDED IN
                                                                                         NET INCOME
                                                                                            FOR
($IN THOUSANDS)                                                                           FINANCIAL
                                                     NET                                  INSTRUMENTS
                                                     TRANSFERS IN      BALANCE            STILL HELD
                                                     AND/OR            AS OF              AS OF
                                                          (OUT) OF     DECEMBER 31,       DECEMBER 31,
                                                     LEVEL 3                     2009           2009 (2)
ASSETS
Fixed income securities:
Corporate                                            $         (96)    $        1,089     $          (2)
CMBS                                                           623              1,158                --
ABS                                                             --                 --                --
TOTAL RECURRING
   LEVEL 3 ASSETS                                    $         527     $        2,247     $          (2)

LIABILITIES
Contractholder funds:
Derivatives embedded in life and annuity contracts   $          --     $      (15,526)    $      19,984
   TOTAL RECURRING
     LEVEL 3 LIABILITIES                             $          --     $      (15,526)    $      19,984
                                                     --------------    ---------------    --------------


__________________
(1) The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as follows: $288 thousand in realized capital gains and losses and $(2) thousand in net investment income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

(2) The amount above attributable to fixed income securities is reported as a component of net investment income in the Statements of Operations and Comprehensive Income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.
     As of December 31, 2011 and 2010, financial instruments not carried at fair value included contractholder funds on investment contracts. The carrying value and fair value of contractholder funds on investment contracts were $10.66 billion and $10.33 billion, respectively, as of December 31, 2011 and were $12.69 billion and $11.66 billion, respectively, as of December 31, 2010.
     The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk.
6.  DERIVATIVE  FINANCIAL  INSTRUMENTS
     The Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company's embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders, and guaranteed minimum accumulation and withdrawal benefits in variable annuity contracts. The Company does not use derivatives for speculative purposes.
     The following table provides a summary of the volume and fair value positions of embedded derivative financial instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2011. None of these derivatives are designated as accounting hedging instruments and all are gross liabilities.



                                                 VOLUME -
                                                ==========
                              BALANCE SHEET      NOTIONAL        FAIR
                              ==============    ==========    ==========
($IN THOUSANDS)               LOCATION          AMOUNT        VALUE
Equity-indexed and
   forward starting options
   in life and annuity        Contractholder
   product contracts          funds             $3,620,132    $(481,930)
                              --------------    ----------    ----------
Guaranteed accumulation       Contractholder
   benefits                   funds                202,908      (22,454)
Guaranteed withdrawal         Contractholder
    benefits                  funds                 27,740       (2,294)
TOTAL DERIVATIVES                               $3,850,780    $(506,678)



     The following table provides a summary of the volume and fair value positions of embedded derivative financial instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2010. None of these derivatives are designated as accounting hedging instruments and all are gross liabilities.




                                                VOLUME -
                             BALANCE SHEET      NOTIONAL        FAIR
($IN THOUSANDS)              LOCATION          AMOUNT        VALUE
                                               ==========    ==========
Equity-indexed and
  forward starting options
   in life and annuity       Contractholder
   product contracts         funds             $4,351,559    $(473,746)
                             --------------    ----------    ----------
Guaranteed accumulation      Contractholder
    benefits                 funds                228,195      (18,422)
Guaranteed withdrawal        Contractholder
    benefits                 funds                 32,473       (1,981)
TOTAL DERIVATIVES                              $4,612,227    $(494,149)



     In 2011, gains and losses from valuation and settlements on embedded derivative financial instruments recorded in interest credited to contractholder funds and contract benefits were $(8.2) million and $(4.3) million, respectively, which in turn were ceded to ALIC. For the year ended December 31, 2010 gains and losses from valuation and settlements on embedded derivative financial instruments recorded in interest credited to contractholder funds and contract benefits were $31.0 million and $(4.9) million, respectively, which in turn were ceded to ALIC.
OFF-BALANCE-SHEET  FINANCIAL  INSTRUMENTS
     There were no off-balance-sheet financial instruments as of December 31, 2011 or 2010.
7. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS As of December 31, the reserve for life-contingent contract benefits consists  of  the  following:



($IN THOUSANDS)                             2011          2010
Traditional life insurance            $1,425,848    $1,363,098
                                      ----------    ----------
Immediate fixed annuities                671,275       680,467
Accident and health insurance          1,092,791       961,030
Other                                      9,576         6,722
Total reserve for life-contingent
 contract benefits                    $3,199,490    $3,011,317
                                      ----------    ----------



     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:



PRODUCT               MORTALITY                       INTEREST RATE         ESTIMATION METHOD
                      ============================    ==================    -------------------------
                                                                            Net level premium
                                                                            reserve method using
                                                      Interest rate         the Company's
                                                      assumptions range     withdrawal experience
Traditional life      Actual company experience       from 4.0%             rates; includes reserves
insurance             plus loading                    to 8.0%               for unpaid claims
------------------    ----------------------------    ------------------    -------------------------
                      1983 individual annuity
                      mortality table with
                      internal modifications;
                      1983 individual annuity
                      mortality table; Annuity
                              2000 mortality table
                      with internal modifications;    Interest rate
                              2001 Valuation Basic    assumptions range     Present value of expected
Immediate fixed       Table with internal             from 1.2%             future benefits based
annuities             modifications                   to 8.8%               on historical experience
                                                      Interest rate         Unearned premium;
Accident and          Actual company                  assumptions range     additional contract
health insurance      experience plus                 from 4.0%             reserves for mortality
                      loading                         to 5.3%               risk and unpaid claims

Other:                                                Interest rate
Variable annuity                                      assumptions range     Projected benefit ratio
guaranteed minimum            100% of Annuity 2000    from 4.0%             applied to cumulative
death benefits        mortality table                 to 5.1%               assessments





As  of  December  31,  contractholder  funds  consist  of  the  following:



($IN THOUSANDS)                               2011           2010
Interest-sensitive life insurance      $ 4,556,892    $ 4,314,502
Investment contracts:
     Fixed annuities                    10,709,817     12,728,648
     Other investment contracts            222,915        203,921
        Total contractholder funds     $15,489,624    $17,247,071
                                       -----------    -----------



The following table highlights the key contract provisions relating to contractholder funds:



                                                                         WITHDRAWAL/SURRENDER
PRODUCT                        INTEREST RATE                      CHARGES
                               ===============================    ===================================
                               Interest rates credited range
                               from 0% to 11.0% for equity-
                               indexed life (whose returns
                               are indexed to the S&P 500)        Either a percentage of account
Interest-sensitive life        and 2.0% to 6.0% for all           balance or dollar amount
insurance                      other products                     grading off generally over 20 years
---------------------------    -------------------------------    -----------------------------------
                                                                  Either a declining or a level
                               Interest rates credited range      percentage charge generally
                               from 0% to 8.8% for immediate      over ten years or less.
                               annuities; 0% to 11.0% for         Additionally, approximately
                               equity-indexed annuities           18.9% of fixed annuities are
                               (whose returns are indexed         subject to market value
                               to the S&P 500); and 1.0%          adjustment for discretionary
Fixed annuities                to 6.6% for all other products     withdrawals.
Other investment contracts:
Guaranteed minimum
 income, accumulation
and withdrawal benefits
on variable and fixed                                             Withdrawal and surrender
annuities and secondary                                           charges are based on the terms
 guarantees on interest-       Interest rates used in             of the related interest-sensitive
sensitive life insurance       establishing reserves range        life insurance or fixed annuity
and fixed annuities            from 1.8% to 10.3%                 contract


Contractholder  funds  activity  for  the years ended December 31 is as follows:



($IN THOUSANDS)                                 2011                2010
Balance, beginning of year               $17,247,071     $    17,633,027
                                         ------------    ----------------
Deposits                                   1,007,316           1,521,086
Interest credited                            576,331             743,075
Benefits                                    (459,991)           (504,789)
Surrenders and partial withdrawals        (2,412,295)         (1,811,355)
Contract charges                            (513,068)           (471,729)
Net transfers from separate accounts          18,935              18,788
Other adjustments                             25,325             118,968
Balance, end of year                     $15,489,624     $    17,247,071
                                         ------------    ----------------



The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.



($IN MILLIONS)                                           DECEMBER 31,
                                                         =============
                                                                  2011         2010
                                                         -------------
In the event of death
   Separate account value                                $     1,032.7    $ 1,318.1
   Net amount at risk (1)                                $       149.5    $   126.3
   Average attained age of contractholders                    58 years     57 years

At annuitization (includes income benefit guarantees)
   Separate account value                                $       184.9    $   252.8
   Net amount at risk (2)                                $        45.1    $    40.9
   Weighted average waiting period until
   annuitization options available                             2 years      3 years

For cumulative periodic withdrawals
   Separate account value                                $        27.5    $    33.1
   Net amount at risk (3)                                $         0.4    $     0.3

Accumulation at specified dates
   Separate account value                                $       198.1    $   233.7
   Net amount at risk (4)                                $        21.5    $    18.9
   Weighted average waiting period until
   guarantee date                                              8 years      9 years


______________________
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.
     As of December 31, 2011, liabilities for guarantees included reserves for variable annuity death benefits of $9.6 million, variable annuity income benefits of $16.0 million, variable annuity accumulation benefits of $22.4 million, variable annuity withdrawal benefits of $2.3 million and interest-sensitive life and fixed annuity guarantees of $181.6 million. As of December 31, 2010, liabilities for guarantees included reserves for variable annuity death benefits of $6.7 million, variable annuity income benefits of $19.8 million, variable annuity accumulation benefits of $18.4 million, variable annuity withdrawal benefits of $2.0 million and interest-sensitive life and fixed annuity guarantees of $163.7 million.
8.  REINSURANCE
     The Company has reinsurance agreements under which it reinsures all of its business to ALIC or non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies under coinsurance agreements to a pool of twelve non-affiliated reinsurers.
     As of December 31, 2011, 89.1% of the total reinsurance recoverables were related to ALIC and 10.9% were related to non-affiliated reinsurers. As of December 31, 2011 and 2010, 98% and 97%, respectively, of the Company's non-affiliated reinsurance recoverables are due from companies rated A- or better by S&P.

The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:



($IN THOUSANDS)                          2011                   2010                   2009
Direct                             $1,266,264     $        1,228,272     $        1,194,526
                                   -----------    -------------------    -------------------
Assumed                                 7,057                  7,465                  7,849
Ceded:
Affiliate                            (833,149)              (782,113)              (734,369)
Non-affiliate                        (440,172)              (453,624)              (468,006)
Premiums and contract charges,
net of reinsurance                 $       --     $               --     $               --
                                   -----------    -------------------    -------------------



The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:



($IN THOUSANDS)                                2011               2010              2009
                                        ------------    ===============    ==============
Direct                                  $ 1,893,124     $    2,186,031     $   2,159,262
                                        ------------    ---------------    --------------
Assumed                                       7,337              8,153            11,101
Ceded:
   Affiliate                             (1,408,953)        (1,683,487)       (1,621,011)
   Non-affiliate                           (491,508)          (510,697)         (549,352)
Interest credited to contractholder
     funds, contract benefits and
      expenses, net of reinsurance      $        --     $           --     $          --
                                        ------------    ---------------    --------------



9.  GUARANTEES  AND  CONTINGENT  LIABILITIES
GUARANTEES
     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.
     The aggregate liability balance related to all guarantees was not material as of December 31, 2011.
REGULATION  AND  COMPLIANCE
     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.
The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the financial statements of the Company.
10.  INCOME  TAXES
     The Company joins the Corporation and its other subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also has a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.
     The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2009 and 2010 federal income tax returns. The IRS has completed its examinations of the Allstate Group's federal income tax returns for 2005-2006 and 2007-2008 and the cases are under consideration at the IRS Appeals Office. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.
     The Company had no liability for unrecognized tax benefits as of December 31, 2011 or 2010, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.
     The components of the deferred income tax assets and liabilities as of December 31 are as follows:



($IN THOUSANDS)                     2011        2010
                                 --------    ========
DEFERRED ASSETS
Tax credit carryforwards         $    10     $     7
Total deferred assets                 10           7
                                 --------    --------

DEFERRED LIABILITIES
Unrealized net capital gains      (7,299)     (5,463)
Other liabilities                   (440)       (377)
Total deferred liabilities        (7,739)     (5,840)
                                 --------    --------
      Net deferred liability     $(7,729)    $   (5,833)
                                 --------    --------



Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized.
     The components of income tax expense for the years ended December 31 are as follows:



($IN THOUSANDS)                2011      2010      2009
                             ======    ======
Current                      $4,802    $4,386    $4,447
                             ------    ------    ------
Deferred                         59        65       187
Total income tax expense     $4,861    $4,451    $4,634
                             ------    ------    ------



As of December 31, 2011, the Company has tax credit carryforwards of $10 thousand which will be available to offset future tax liabilities and expire at the end of 2029 through 2031.
     The Company paid income taxes of $4.4 million, $4.7 million and $6.8 million in 2011, 2010 and 2009, respectively.
A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:



                                   2011     2010     2009
Statutory federal income tax rate  35.0%    35.0%    35.0%
                                   -----    -----    -----
Other                              (0.1)    (0.1)    (0.1)
Effective income tax rate          34.9%    34.9%    34.9%



11.   STATUTORY  FINANCIAL  INFORMATION
     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The State of Nebraska requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska Insurance Commissioner. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.
Statutory net income was $8.6 million, $8.7 million and $8.5 million in 2011, 2010, and 2009, respectively. Statutory capital and surplus was $319.5 million and $310.8 million as of December 31, 2011 and 2010, respectively. DIVIDENDS
     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can pay during 2012 without prior approval of the Nebraska Department of Insurance is $31.9 million. The Company did not pay any dividends in 2011.
12.  OTHER  COMPREHENSIVE  INCOME
     The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:



($IN THOUSANDS)                                 2011
                                            PRE-TAX     TAX         AFTER-TAX
                                            --------
Unrealized net holding gains
  arising during the period                 $  7,322    $(2,562)    $    4,760
                                            --------    --------    ----------
Less: reclassification adjustment
  of realized capital gains and losses         2,075       (726)         1,349
Unrealized net capital gains and losses        5,247     (1,836)         3,411
                                            --------    --------    ----------
Other comprehensive income                  $  5,247    $(1,836)    $    3,411

                                                2010
                                            PRE-TAX     TAX         AFTER-TAX
                                            --------                ----------
Unrealized net holding gains
  arising during the period                 $  7,746    $(2,711)    $    5,035
                                            --------    --------    ----------
Less: reclassification adjustment
  of realized capital gains and losses           694       (243)           451
Unrealized net capital gains and losses        7,052     (2,468)         4,584
                                            --------    --------    ----------
Other comprehensive income                  $  7,052    $(2,468)    $    4,584

                                                2009
                                            PRE-TAX     TAX         AFTER-TAX
                                            --------                ----------
Unrealized net holding losses
  arising during the period                 $ 10,135    $(3,547)    $    6,588
                                            --------    --------    ----------
Less: reclassification adjustment
  of realized capital gains and losses         1,238       (433)           805
Unrealized net capital gains and losses        8,897     (3,114)         5,783
                                            --------    --------    ----------
Other comprehensive income                  $  8,897    $(3,114)    $    5,783

                          LINCOLN BENEFIT LIFE COMPANY
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2011




                                                                           AMOUNT
                                                                          AT WHICH
                                                                          SHOWN IN
($IN THOUSANDS)                               AMORTIZED     FAIR        THE BALANCE
                                              COST          VALUE       SHEET
                                              ==========    ========    ------------
Type of investment
------------------------------------------
Fixed maturities:
 Bonds:
   United States government,
      government agencies and authorities     $   84,059    $ 90,002    $     90,002
   States, municipalities and political
        subdivisions                               2,499       2,898           2,898
   Foreign governments                             4,998       5,237           5,237
   Public utilities                               16,982      18,889          18,889
   All other corporate bonds                     152,838     162,937         162,937
 Asset-backed securities                           2,806       2,814           2,814
 Residential mortgage-backed
    securities                                    40,089      42,507          42,507
 Commercial mortgage-backed securities             8,514       8,356           8,356

   Total fixed maturities                        312,785     333,640         333,640
                                              ----------    --------    ------------

Short-term investments                            12,974      12,974          12,974

   Total investments                          $  325,759    $346,614    $    346,614




                          LINCOLN BENEFIT LIFE COMPANY
                           SCHEDULE IV - REINSURANCE



($IN THOUSANDS)                                                                                PERCENTAGE
                                                                                               -----------
                                                   CEDED TO          ASSUMED                   OF AMOUNT
                                   GROSS           OTHER             FROM OTHER     NET        ASSUMED
                                   AMOUNT          COMPANIES (1)     COMPANIES      AMOUNT     TO NET
YEAR ENDED DECEMBER 31, 2011
Life insurance in force            $364,469,564    $  370,439,179    $ 5,969,615    $    --           -- %

Premiums and contract charges:
Life and annuities                 $  1,156,434    $    1,163,491    $     7,057    $    --           -- %
Accident and health insurance           109,830           109,830             --         --           -- %
                                   $  1,266,264    $    1,273,321    $     7,057    $    --           -- %
                                   ------------    --------------    -----------    -------    -----------

YEAR ENDED DECEMBER 31, 2010
Life insurance in force            $358,242,997    $  364,544,022    $ 6,301,025    $    --           -- %

Premiums and contract charges:
 Life and annuities                $  1,111,971    $    1,119,436    $     7,465    $    --           -- %
 Accident and health insurance          116,301           116,301             --         --           -- %
                                   $  1,228,272    $    1,235,737    $     7,465    $    --           -- %
                                   ------------    --------------    -----------    -------    -----------

YEAR ENDED DECEMBER 31, 2009
Life insurance in force            $349,952,260    $  356,581,252    $ 6,628,992    $    --           -- %

Premiums and contract charges:
 Life and annuities                $  1,072,840    $    1,080,689    $     7,849    $    --           -- %
 Accident and health insurance          121,686           121,686             --         --           -- %
                                   $  1,194,526    $    1,202,375    $     7,849    $    --           -- %
                                   ------------    --------------    -----------    -------    -----------


____________
(1) No reinsurance or coinsurance income was netted against premiums ceded in 2011, 2010 and 2009.

               -----------------------------------------------------------------
               LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
               FINANCIAL STATEMENTS AS OF DECEMBER 31, 2011 AND FOR THE PERIODS ENDED DECEMBER 31, 2011 AND 2010, AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[DELOITTE LOGO]

                                                           Deloitte & Touche LLP

                                                           111 S. Wacker Dr
                                                           Chicago, IL 60606
                                                           USA

                                                           Tel: 312-486-1000
                                                           Fax: 312-486-1486
                                                           www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Life Account (the "Account") as of December 31, 2011, and the related statements of operations, and changes in net assets and financial highlights for each of the periods presented for each of the individual sub-accounts which comprise the Account. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Life Account as of December 31, 2011, the results of their operations and changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, IL
April 2, 2012

                                                Member of
                                                Deloitte Touche Tohmatsu Limited

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    DWS Investments
                                                                                                                        Variable
                        AllianceBernstein AllianceBernstein  AllianceBernstein AllianceBernstein AllianceBernstein  Insurance Trust
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                               VPS               VPS               VPS                VPS               VPS             DWS VIP
                            Growth and      International      International       Small Cap       Small/Mid Cap      Equity 500
                          Income Class A    Growth Class A     Value Class A     Growth Class A    Value Class A        Index A
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
ASSETS
Investments, at fair
   value                $         101,405 $          90,244 $           73,928 $         154,869 $          75,835 $       2,094,311
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total assets         $         101,405 $          90,244 $           73,928 $         154,869 $          75,835 $       2,094,311
                        ================= ================= ================== ================= ================= =================
NET ASSETS
Accumulation units      $         101,405 $          90,244 $           73,928 $         154,869 $          75,835 $       2,094,311
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total net assets     $         101,405 $          90,244 $           73,928 $         154,869 $          75,835 $       2,094,311
                        ================= ================= ================== ================= ================= =================
FUND SHARE INFORMATION
Number of shares                    5,618             5,984              6,429             9,062             4,905           158,660
                        ================= ================= ================== ================= ================= =================
Cost of investments     $          89,602 $          93,078 $           88,382 $         131,355 $          73,022 $       1,955,130
                        ================= ================= ================== ================= ================= =================
ACCUMULATION UNIT
   VALUE
   Lowest               $            9.36 $            6.98 $             5.47 $           12.35 $           10.40 $           17.74
                        ================= ================= ================== ================= ================= =================
   Highest              $            9.36 $            6.98 $             5.47 $           12.35 $           10.40 $           17.74
                        ================= ================= ================== ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                         DWS Investments
                             Variable        DWS Variable      DWS Variable       DWS Variable      DWS Variable      DWS Variable
                         Insurance Trust       Series I          Series I           Series I          Series I         Series II
                           Sub-Account       Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                                                                  DWS VIP           DWS VIP
                             DWS VIP           DWS VIP         Global Small        Growth and         DWS VIP           DWS VIP
                        Small Cap Index A       Bond A         Cap Growth A         Income A       International      Balanced A
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
ASSETS
Investments, at fair
   value                $         685,301 $       6,974,018 $        4,297,284 $       1,406,429 $       1,560,777 $       3,298,362
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total assets         $         685,301 $       6,974,018 $        4,297,284 $       1,406,429 $       1,560,777 $       3,298,362
                        ================= ================= ================== ================= ================= =================
NET ASSETS
Accumulation units      $         685,301 $       6,974,018 $        4,297,284 $       1,406,429 $       1,560,777 $       3,298,362
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total net assets     $         685,301 $       6,974,018 $        4,297,284 $       1,406,429 $       1,560,777 $       3,298,362
                        ================= ================= ================== ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   58,224         1,219,234            339,170           188,529           231,569           153,484
                        ================= ================= ================== ================= ================= =================
Cost of investments     $         695,248 $       7,599,073 $        4,501,068 $       1,535,100 $       2,362,358 $       3,263,412
                        ================= ================= ================== ================= ================= =================
ACCUMULATION UNIT
   VALUE
   Lowest               $           22.33 $           16.35 $            25.21 $           12.07 $           10.40 $           11.60
                        ================= ================= ================== ================= ================= =================
   Highest              $           22.33 $           18.88 $            25.21 $           12.07 $           10.40 $           12.15
                        ================= ================= ================== ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    Fidelity          Fidelity          Fidelity
                            Federated         Federated          Federated          Variable          Variable          Variable
                            Insurance         Insurance          Insurance         Insurance         Insurance         Insurance
                              Series            Series            Series         Products Fund     Products Fund     Products Fund
                            Sub-Account      Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                             Federated
                           Fund for U.S.      Federated          Federated                                                VIP
                            Government       High Income          Managed          VIP Asset                            Emerging
                          Securities II      Bond Fund II   Volatility Fund II      Manager        VIP Contrafund       Markets
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
ASSETS
Investments, at fair
   value                $       8,765,691 $       8,620,718 $        2,587,047 $       8,138,558 $      55,729,521 $         134,226
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total assets         $       8,765,691 $       8,620,718 $        2,587,047 $       8,138,558 $      55,729,521 $         134,226
                        ================= ================= ================== ================= ================= =================
NET ASSETS
Accumulation units      $       8,765,691 $       8,620,718 $        2,587,047 $       8,138,558 $      55,729,521 $         134,226
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total net assets     $       8,765,691 $       8,620,718 $        2,587,047 $       8,138,558 $      55,729,521 $         134,226
                        ================= ================= ================== ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  751,774         1,275,254            280,591           589,751         2,420,918            17,342
                        ================= ================= ================== ================= ================= =================
Cost of investments     $       8,544,453 $       8,514,974 $        2,481,204 $       8,361,943 $      60,624,526 $         160,973
                        ================= ================= ================== ================= ================= =================
ACCUMULATION UNIT
   VALUE
   Lowest               $           19.41 $           20.51 $            13.83 $           16.67 $            9.39 $            9.03
                        ================= ================= ================== ================= ================= =================
   Highest              $           22.46 $           28.34 $            20.98 $           23.21 $           30.50 $            9.03
                        ================= ================= ================== ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                             Fidelity          Fidelity           Fidelity          Fidelity          Fidelity          Fidelity
                             Variable          Variable           Variable          Variable          Variable          Variable
                            Insurance         Insurance          Insurance         Insurance         Insurance         Insurance
                          Products Fund     Products Fund      Products Fund     Products Fund     Products Fund     Products Fund
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                                                                    VIP               VIP                                 VIP
                               VIP                                 Growth             High                            Index 500 -
                          Equity-Income       VIP Growth          & Income           Income        VIP Index 500     Service Class
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
ASSETS
Investments, at fair
   value                $      29,221,674 $      32,330,219 $          157,885 $         237,273 $      39,973,452 $       1,128,646
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total assets         $      29,221,674 $      32,330,219 $          157,885 $         237,273 $      39,973,452 $       1,128,646
                        ================= ================= ================== ================= ================= =================
NET ASSETS
Accumulation units      $      29,221,674 $      32,330,219 $          157,885 $         237,273 $      39,973,452 $       1,128,646
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total net assets     $      29,221,674 $      32,330,219 $          157,885 $         237,273 $      39,973,452 $       1,128,646
                        ================= ================= ================== ================= ================= =================
FUND SHARE INFORMATION
Number of shares                1,563,492           876,395             12,540            44,021           309,081             8,749
                        ================= ================= ================== ================= ================= =================
Cost of investments     $      34,386,537 $      30,304,927 $          143,632 $         248,799 $      39,858,411 $       1,060,765
                        ================= ================= ================== ================= ================= =================
ACCUMULATION UNIT
   VALUE
   Lowest               $            8.91 $            9.15 $             9.04 $           12.62 $           13.02 $            9.66
                        ================= ================= ================== ================= ================= =================
   Highest              $           30.16 $           27.26 $             9.04 $           12.62 $           14.50 $            9.66
                        ================= ================= ================== ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                             Fidelity          Fidelity           Fidelity          Fidelity          Fidelity          Fidelity
                             Variable          Variable           Variable          Variable          Variable          Variable
                            Insurance         Insurance          Insurance         Insurance         Insurance         Insurance
                          Products Fund     Products Fund      Products Fund     Products Fund     Products Fund     Products Fund
                            Sub-Account      Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                                                 VIP                                                    VIP               VIP
                          VIP Investment         Mid                VIP                                 Real             Value
                            Grade Bond           Cap           Money Market       VIP Overseas         Estate          Strategies
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
ASSETS
Investments, at fair
   value                $       5,385,808 $         648,081 $       28,241,429 $      12,748,730 $         232,767 $          93,036
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total assets         $       5,385,808 $         648,081 $       28,241,429 $      12,748,730 $         232,767 $          93,036
                        ================= ================= ================== ================= ================= =================
NET ASSETS
Accumulation units      $       5,385,808 $         648,081 $       28,241,429 $      12,748,730 $         232,767 $          93,036
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total net assets     $       5,385,808 $         648,081 $       28,241,429 $      12,748,730 $         232,767 $          93,036
                        ================= ================= ================== ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  415,251            22,286         28,241,429           935,343            15,497            10,596
                        ================= ================= ================== ================= ================= =================
Cost of investments     $       5,251,947 $         629,058 $       28,241,430 $      16,477,314 $         197,872 $          90,865
                        ================= ================= ================== ================= ================= =================
ACCUMULATION UNIT
   VALUE
   Lowest               $           12.85 $           10.23 $            10.29 $           13.69 $           10.38 $            9.40
                        ================= ================= ================== ================= ================= =================
   Highest              $           15.63 $           10.23 $            16.31 $           17.03 $           10.38 $            9.40
                        ================= ================= ================== ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                             Franklin          Franklin           Franklin          Franklin          Franklin         Franklin
                            Templeton         Templeton          Templeton         Templeton         Templeton        Templeton
                           Investments       Investments        Investments       Investments       Investments      Investments
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account      Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                               VIP               VIP                               VIP Mutual           VIP              VIP
                              Global            High                VIP              Global            Mutual           Small
                              Income           Income             Income           Discovery           Shares         Cap Value
                            Securities       Securities         Securities         Securities        Securities       Securities
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
ASSETS
Investments, at fair
   value                $         541,809 $          77,178 $          158,472 $         221,927 $         108,245 $         244,046
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total assets         $         541,809 $          77,178 $          158,472 $         221,927 $         108,245 $         244,046
                        ================= ================= ================== ================= ================= =================
NET ASSETS
Accumulation units      $         541,809 $          77,178 $          158,472 $         221,927 $         108,245 $         244,046
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total net assets     $         541,809 $          77,178 $          158,472 $         221,927 $         108,245 $         244,046
                        ================= ================= ================== ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   29,114            11,837             10,795            11,294             6,952            15,426
                        ================= ================= ================== ================= ================= =================
Cost of investments     $         550,919 $          73,906 $          154,180 $         222,369 $         105,088 $         219,826
                        ================= ================= ================== ================= ================= =================
ACCUMULATION UNIT
   VALUE
   Lowest               $           13.72 $           12.82 $            11.01 $           10.10 $            9.27 $           10.56
                        ================= ================= ================== ================= ================= =================
   Highest              $           13.72 $           12.82 $            11.01 $           10.10 $            9.27 $           10.56
                        ================= ================= ================== ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                             Franklin          Franklin           Franklin
                            Templeton         Templeton          Templeton
                           Investments       Investments        Investments         Ibbotson          Ibbotson          Ibbotson
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                               VIP               VIP                               Aggressive         Balanced        Conservative
                            Small-Mid         Strategic             VIP              Growth             ETF               ETF
                            Cap Growth         Income              U.S.            ETF Asset           Asset             Asset
                            Securities        Securities        Government         Allocation        Allocation        Allocation
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
ASSETS
Investments, at fair
   value                $         114,565 $          95,691 $          165,150 $       2,033,418 $       3,573,187 $         515,087
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total assets         $         114,565 $          95,691 $          165,150 $       2,033,418 $       3,573,187 $         515,087
                        ================= ================= ================== ================= ================= =================
NET ASSETS
Accumulation units      $         114,565 $          95,691 $          165,150 $       2,033,418 $       3,573,187 $         515,087
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total net assets     $         114,565 $          95,691 $          165,150 $       2,033,418 $       3,573,187 $         515,087
                        ================= ================= ================== ================= ================= =================
FUND SHARE INFORMATION
Number of shares                    5,407             7,625             12,081           232,391           366,857            46,699
                        ================= ================= ================== ================= ================= =================
Cost of investments     $         105,107 $          96,129 $          160,620 $       1,894,138 $       3,454,166 $         507,874
                        ================= ================= ================== ================= ================= =================
ACCUMULATION UNIT
   VALUE
   Lowest               $           10.71 $           12.50 $            12.16 $            9.21 $           10.21 $           11.17
                        ================= ================= ================== ================= ================= =================
   Highest              $           10.71 $           12.50 $            12.16 $           14.26 $           13.46 $           12.08
                        ================= ================= ================== ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                                                                  Invesco           Invesco           Invesco           Invesco
                             Ibbotson         Ibbotson             Funds             Funds             Funds             Funds
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                              Growth         Income and                             Invesco
                               ETF             Growth             Invesco        UIF U.S. Small                       Invesco V.I.
                              Asset           ETF Asset         LIT Growth       Mid Cap Value      Invesco V.I.        Capital
                            Allocation       Allocation         and Income          Class I         Basic Value       Appreciation
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
ASSETS
Investments, at fair
   value                $       4,260,080 $         668,193 $        3,296,148 $       9,748,582 $       4,338,148 $       1,173,460
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total assets         $       4,260,080 $         668,193 $        3,296,148 $       9,748,582 $       4,338,148 $       1,173,460
                        ================= ================= ================== ================= ================= =================
NET ASSETS
Accumulation units      $       4,260,080 $         668,193 $        3,296,148 $       9,748,582 $       4,338,148 $       1,173,460
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total net assets     $       4,260,080 $         668,193 $        3,296,148 $       9,748,582 $       4,338,148 $       1,173,460
                        ================= ================= ================== ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  464,567            66,092            185,489           761,608           708,848            54,783
                        ================= ================= ================== ================= ================= =================
Cost of investments     $       4,009,028 $         645,125 $        3,364,048 $      10,283,105 $       5,496,402 $       1,256,759
                        ================= ================= ================== ================= ================= =================
ACCUMULATION UNIT
   VALUE
   Lowest               $            9.60 $           10.69 $             9.64 $           10.46 $            9.34 $           10.47
                        ================= ================= ================== ================= ================= =================
   Highest              $           13.97 $           12.72 $            18.98 $           16.85 $            9.85 $           10.47
                        ================= ================= ================== ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Invesco           Invesco
                             Invesco           Invesco            Invesco           Invesco            Funds             Funds
                              Funds             Funds              Funds             Funds           (Class II)        (Class II)
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                                                                                                      Invesco           Invesco
                                             Invesco V.I.                          Invesco V.I.    LIT Growth and     LIT Mid Cap
                           Invesco V.I.       Government        Invesco V.I.         Mid Cap           Income            Growth
                           Core Equity        Securities        High Yield        Core Equity        (Class II)        (Class II)
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
ASSETS
Investments, at fair
   value                $         459,845 $         945,702 $          293,780 $       1,752,980 $       4,663,529 $       3,000,194
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total assets         $         459,845 $         945,702 $          293,780 $       1,752,980 $       4,663,529 $       3,000,194
                        ================= ================= ================== ================= ================= =================
NET ASSETS
Accumulation units      $         459,845 $         945,702 $          293,780 $       1,752,980 $       4,663,529 $       3,000,194
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total net assets     $         459,845 $         945,702 $          293,780 $       1,752,980 $       4,663,529 $       3,000,194
                        ================= ================= ================== ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   17,210            75,717             58,290           151,642           262,882           815,270
                        ================= ================= ================== ================= ================= =================
Cost of investments     $         436,459 $         889,116 $          303,723 $       1,775,214 $       4,816,056 $       2,831,936
                        ================= ================= ================== ================= ================= =================
ACCUMULATION UNIT
   VALUE
   Lowest               $           11.58 $           10.68 $             9.64 $           14.26 $           13.49 $           14.02
                        ================= ================= ================== ================= ================= =================
   Highest              $           11.58 $           10.68 $             9.64 $           14.26 $           14.43 $           14.79
                        ================= ================= ================== ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                           Janus Aspen       Janus Aspen        Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen
                              Series           Series             Series             Series            Series           Series
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                                                                 Flexible            Forty             Global
                             Balanced        Enterprise            Bond            Portfolio         Technology     Janus Portfolio
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
ASSETS
Investments, at fair
   value                $      28,013,089 $      29,609,232 $        8,225,606 $       2,746,594 $          91,824 $      22,691,634
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total assets         $      28,013,089 $      29,609,232 $        8,225,606 $       2,746,594 $          91,824 $      22,691,634
                        ================= ================= ================== ================= ================= =================
NET ASSETS
Accumulation units      $      28,013,089 $      29,609,232 $        8,225,606 $       2,746,594 $          91,824 $      22,691,634
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total net assets     $      28,013,089 $      29,609,232 $        8,225,606 $       2,746,594 $          91,824 $      22,691,634
                        ================= ================= ================== ================= ================= =================
FUND SHARE INFORMATION
Number of shares                1,051,937           775,720            669,838            82,679            18,183           993,504
                        ================= ================= ================== ================= ================= =================
Cost of investments     $      26,233,796 $      24,842,815 $        8,162,356 $       2,608,302 $          86,700 $      22,114,782
                        ================= ================= ================== ================= ================= =================
ACCUMULATION UNIT
   VALUE
   Lowest               $           11.56 $            9.98 $            13.47 $            7.94 $           10.70 $           13.30
                        ================= ================= ================== ================= ================= =================
   Highest              $           43.24 $           36.95 $            31.81 $           15.82 $           10.70 $           25.25
                        ================= ================= ================== ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  Janus Aspen       Janus Aspen       Janus Aspen
                           Janus Aspen       Janus Aspen        Janus Aspen          Series            Series            Series
                              Series           Series             Series        (Service Shares)  (Service Shares)  (Service Shares)
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                               Mid                                                                    Mid Cap
                               Cap                                                  Balanced           Value            Overseas
                              Value           Overseas           Worldwide      (Service Shares)  (Service Shares)  (Service Shares)
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
ASSETS
Investments, at fair
   value                $         145,090 $         425,729 $       21,717,468 $       4,708,461 $       2,723,598 $       6,089,080
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total assets         $         145,090 $         425,729 $       21,717,468 $       4,708,461 $       2,723,598 $       6,089,080
                        ================= ================= ================== ================= ================= =================
NET ASSETS
Accumulation units      $         145,090 $         425,729 $       21,717,468 $       4,708,461 $       2,723,598 $       6,089,080
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total net assets     $         145,090 $         425,729 $       21,717,468 $       4,708,461 $       2,723,598 $       6,089,080
                        ================= ================= ================== ================= ================= =================
FUND SHARE INFORMATION
Number of shares                    9,440            11,148            840,785           169,735           179,420           162,723
                        ================= ================= ================== ================= ================= =================
Cost of investments     $         138,198 $         507,408 $       22,775,710 $       4,638,525 $       2,626,018 $       8,152,473
                        ================= ================= ================== ================= ================= =================
ACCUMULATION UNIT
   VALUE
   Lowest               $           10.71 $            7.15 $            11.67 $           19.14 $           16.64 $            6.99
                        ================= ================= ================== ================= ================= =================
   Highest              $           10.71 $            7.15 $            24.17 $           19.14 $           16.64 $            7.13
                        ================= ================= ================== ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                                                               Legg Mason         Legg Mason       Legg Mason
                           Janus Aspen          Lazard          Partners           Partners          Partners         MFS Variable
                              Series          Retirement        Variable           Variable          Variable          Insurance
                         (Service Shares)    Series, Inc.   Portfolios I, Inc. Portfolios I, Inc. Portfolios I, Inc.     Trust
                           Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ------------------ ------------------ ---------------
                                                                Legg Mason         Legg Mason
                                                                ClearBridge        ClearBridge       Legg Mason
                                               Emerging          Variable           Variable       Western Assets
                            Worldwide           Markets       Fundamental All       Large Cap      Variable Global        MFS
                         (Service Shares)       Equity       Cap Value Class I    Value Class I    High Yield Bond       Growth
                        ----------------- ----------------- ------------------ ----------------- ------------------- ---------------
ASSETS
Investments, at fair
   value                $         599,123 $       1,451,394 $          828,127 $       1,746,835 $       1,972,188   $     6,091,613
                        ----------------- ----------------- ------------------ ----------------- -----------------   ---------------
   Total assets         $         599,123 $       1,451,394 $          828,127 $       1,746,835 $       1,972,188   $     6,091,613
                        ================= ================= ================== ================= =================   ===============
NET ASSETS
Accumulation units      $         599,123 $       1,451,394 $          828,127 $       1,746,835 $       1,972,188   $     6,091,613
                        ----------------- ----------------- ------------------ ----------------- -----------------   ---------------
   Total net assets     $         599,123 $       1,451,394 $          828,127 $       1,746,835 $       1,972,188   $     6,091,613
                        ================= ================= ================== ================= =================   ===============
FUND SHARE INFORMATION
Number of shares                   23,495            77,573             45,526           129,013           267,234           248,030
                        ================= ================= ================== ================= =================   ===============
Cost of investments     $         625,444 $       1,515,751 $          932,364 $       1,738,582 $       2,160,083   $     4,979,601
                        ================= ================= ================== ================= =================   ===============
ACCUMULATION UNIT
   VALUE
   Lowest               $           14.43 $           45.19 $             8.61 $           12.62 $           15.95   $         15.37
                        ================= ================= ================== ================= =================   ===============
   Highest              $           14.43 $           45.19 $             8.61 $           13.31 $           15.95   $         15.37
                        ================= ================= ================== ================= =================   ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                           MFS Variable      MFS Variable      MFS Variable       MFS Variable      MFS Variable      MFS Variable
                             Insurance        Insurance          Insurance          Insurance         Insurance         Insurance
                               Trust            Trust              Trust              Trust             Trust             Trust
                            Sub-Account      Sub-Account        Sub-Account        Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                                            MFS Investors
                                MFS            Growth          MFS Investors         MFS New                            MFS Total
                            High Income         Stock              Trust            Discovery       MFS Research         Return
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
ASSETS
Investments, at fair
   value                $         851,258 $         634,251 $        3,977,346 $       7,432,064 $       2,362,642 $      10,169,333
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total assets         $         851,258 $         634,251 $        3,977,346 $       7,432,064 $       2,362,642 $      10,169,333
                        ================= ================= ================== ================= ================= =================
NET ASSETS
Accumulation units      $         851,258 $         634,251 $        3,977,346 $       7,432,064 $       2,362,642 $      10,169,333
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total net assets     $         851,258 $         634,251 $        3,977,346 $       7,432,064 $       2,362,642 $      10,169,333
                        ================= ================= ================== ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  102,685            57,607            204,912           520,088           125,806           548,804
                        ================= ================= ================== ================= ================= =================
Cost of investments     $         884,402 $         570,172 $        3,625,168 $       7,120,386 $       2,050,634 $      10,366,448
                        ================= ================= ================== ================= ================= =================
ACCUMULATION UNIT
   VALUE
   Lowest               $           15.47 $           13.71 $            13.36 $           26.53 $           14.63 $           19.35
                        ================= ================= ================== ================= ================= =================
   Highest              $           15.47 $           13.71 $            13.36 $           26.53 $           14.63 $           19.35
                        ================= ================= ================== ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                                                               MFS Variable
                           MFS Variable      MFS Variable        Insurance        Oppenheimer       Oppenheimer       Oppenheimer
                            Insurance          Insurance           Trust           Variable          Variable          Variable
                              Trust              Trust        (Service Class)    Account Funds     Account Funds     Account Funds
                           Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                                                                  MFS New
                                                                 Discovery                          Oppenheimer       Oppenheimer
                                                                  Series          Oppenheimer          Core             Global
                          MFS Utilities        MFS Value      (Service Class)      Balanced            Bond           Securities
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
ASSETS
Investments, at fair
   value                $       2,187,134 $       1,382,058 $          642,147 $         122,859 $          58,615 $         263,460
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total assets         $       2,187,134 $       1,382,058 $          642,147 $         122,859 $          58,615 $         263,460
                        ================= ================= ================== ================= ================= =================
NET ASSETS
Accumulation units      $       2,187,134 $       1,382,058 $          642,147 $         122,859 $          58,615 $         263,460
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
    Total net assets    $       2,187,134 $       1,382,058 $          642,147 $         122,859 $          58,615 $         263,460
                        ================= ================= ================== ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   83,863           108,995             46,736            10,873             7,438             9,594
                        ================= ================= ================== ================= ================= =================
Cost of investments     $       2,079,031 $       1,395,902 $          716,113 $         118,243 $          55,184 $         260,378
                        ================= ================= ================== ================= ================= =================
ACCUMULATION UNIT
   VALUE
   Lowest               $           35.98 $           14.49 $            14.53 $            8.08 $            8.05 $            9.28
                        ================= ================= ================== ================= ================= =================
   Highest              $           35.98 $           14.49 $            14.53 $            8.08 $            8.05 $            9.28
                        ================= ================= ================== ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Oppenheimer       Oppenheimer
                                                                                                     Variable          Variable
                            Oppenheimer      Oppenheimer        Oppenheimer        Oppenheimer     Account Funds     Account Funds
                             Variable         Variable           Variable           Variable      (Service Shares   (Service Shares
                           Account Funds    Account Funds      Account Funds      Account Funds       ("SS"))           ("SS"))
                            Sub-Account      Sub-Account        Sub-Account        Sub-Account      Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                                                                                                                      Oppenheimer
                            Oppenheimer      Oppenheimer        Oppenheimer                         Oppenheimer       Main Street
                         Global Strategic    Main Street      Small & MidCap       Oppenheimer        Global            Small &
                              Income       Small & Mid Cap      Growth Fund           Value       Securities (SS)    Mid Cap (SS)
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
ASSETS
Investments, at fair
   value                $         105,713 $       6,638,169 $        1,273,752 $          99,457 $       6,140,501 $       6,141,285
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total assets         $         105,713 $       6,638,169 $        1,273,752 $          99,457 $       6,140,501 $       6,141,285
                        ================= ================= ================== ================= ================= =================
NET ASSETS
Accumulation units      $         105,713 $       6,638,169 $        1,273,752 $          99,457 $       6,140,501 $       6,141,285
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total net assets     $         105,713 $       6,638,169 $        1,273,752 $          99,457 $       6,140,501 $       6,141,285
                        ================= ================= ================== ================= ================= =================
FUND SHARE INFORMATION
Number of shares                   19,649           386,614             27,067            12,432           225,671           360,828
                        ================= ================= ================== ================= ================= =================
Cost of investments     $         104,639 $       6,083,154 $        1,170,612 $          91,383 $       6,569,556 $       5,692,768
                        ================= ================= ================== ================= ================= =================
ACCUMULATION UNIT
   VALUE
   Lowest               $           11.46 $           10.75 $            11.29 $           10.70 $           14.67 $           16.08
                        ================= ================= ================== ================= ================= =================
   Highest              $           11.46 $           23.52 $            11.29 $           10.70 $           14.67 $           17.20
                        ================= ================= ================== ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                                           Panorama Series
                                             Funds, Inc.
                         Panorama Series    (Service Class    PIMCO Variable     PIMCO Variable    PIMCO Variable    PIMCO Variable
                           Funds, Inc.         ("SC"))        Insurance Trust   Insurance Trust   Insurance Trust   Insurance Trust
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                           Oppenheimer       Oppenheimer
                          International     International                                              PIMCO             PIMCO
                              Growth         Growth (SC)       Foreign Bond       Money Market      Real Return       Total Return
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
ASSETS
Investments, at fair
   value                $       1,060,044 $       1,802,059 $        5,852,091 $       2,678,361 $       3,803,433 $      19,817,539
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total assets         $       1,060,044 $       1,802,059 $        5,852,091 $       2,678,361 $       3,803,433 $      19,817,539
                        ================= ================= ================== ================= ================= =================
NET ASSETS
Accumulation units      $       1,060,044 $       1,802,059 $        5,852,091 $       2,678,361 $       3,803,433 $      19,817,539
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total net assets     $       1,060,044 $       1,802,059 $        5,852,091 $       2,678,361 $       3,803,433 $      19,817,539
                        ================= ================= ================== ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  616,305         1,012,392            566,514         2,678,361           272,647         1,798,325
                        ================= ================= ================== ================= ================= =================
Cost of investments     $       1,036,380 $       1,814,248 $        5,749,985 $       2,678,361 $       3,463,403 $      19,273,380
                        ================= ================= ================== ================= ================= =================
ACCUMULATION UNIT
   VALUE
   Lowest               $            8.84 $           15.93 $            15.65 $           11.72 $           16.39 $           16.99
                        ================= ================= ================== ================= ================= =================
   Highest              $           29.12 $           15.93 $            16.74 $           11.72 $           16.39 $           18.17
                        ================= ================= ================== ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                   T. Rowe Price     T. Rowe Price
                         Putnam Variable   Putnam Variable    Putnam Variable        Rydex             Equity            Equity
                               Trust       Trust (Class IA)  Trust (Class IA)    Variable Trust     Series, Inc.      Series, Inc.
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                                                                                     Rydex
                                                             VT International     SGI VT U.S.      T. Rowe Price
                         VT International   VT High Yield       Value Fund         Long Short        Blue Chip       T. Rowe Price
                            Value Fund       (Class IA)         (Class IA)       Momentum Fund         Growth        Equity Income
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
ASSETS
Investments, at fair
   value                $       3,568,209 $         897,288 $        1,330,511 $         636,758 $       2,587,429 $      21,208,256
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total assets         $       3,568,209 $         897,288 $        1,330,511 $         636,758 $       2,587,429 $      21,208,256
                        ================= ================= ================== ================= ================= =================
NET ASSETS
Accumulation units      $       3,568,209 $         897,288 $        1,330,511 $         636,758 $       2,587,429 $      21,208,256
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total net assets     $       3,568,209 $         897,288 $        1,330,511 $         636,758 $       2,587,429 $      21,208,256
                        ================= ================= ================== ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  453,394           135,747            167,150            53,241           227,167         1,092,083
                        ================= ================= ================== ================= ================= =================
Cost of investments     $       5,665,910 $         916,995 $        1,949,323 $         657,470 $       2,181,222 $      22,384,545
                        ================= ================= ================== ================= ================= =================
ACCUMULATION UNIT
   VALUE
   Lowest               $           12.59 $           21.03 $            18.12 $           18.45 $           13.80 $           18.89
                        ================= ================= ================== ================= ================= =================
   Highest              $           13.47 $           21.03 $            18.12 $           18.45 $           13.80 $           18.89
                        ================= ================= ================== ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                          T. Rowe Price     T. Rowe Price      T. Rowe Price          The               The               The
                              Equity           Equity          International         Alger             Alger             Alger
                           Series, Inc.     Series, Inc.       Series, Inc.        Portfolios        Portfolios        Portfolios
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                                                                                                       Alger             Alger
                                            T. Rowe Price      T. Rowe Price         Alger            Capital            Income
                          T. Rowe Price      New America       International        Balanced        Appreciation       and Growth
                          Mid-Cap Growth       Growth              Stock           Class I-2         Class I-2         Class I-2
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
ASSETS
Investments, at fair
   value                $       8,833,812 $       2,138,689 $        3,371,974 $          78,320 $      13,215,057 $       5,678,232
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total assets         $       8,833,812 $       2,138,689 $        3,371,974 $          78,320 $      13,215,057 $       5,678,232
                        ================= ================= ================== ================= ================= =================
NET ASSETS
Accumulation units      $       8,833,812 $       2,138,689 $        3,371,974 $          78,320 $      13,215,057 $       5,678,232
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total net assets     $       8,833,812 $       2,138,689 $        3,371,974 $          78,320 $      13,215,057 $       5,678,232
                        ================= ================= ================== ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  415,318           105,562            283,836             6,931           254,380           528,699
                        ================= ================= ================== ================= ================= =================
Cost of investments     $       8,300,941 $       1,965,328 $        3,806,228 $          74,780 $       9,553,518 $       5,440,160
                        ================= ================= ================== ================= ================= =================
ACCUMULATION UNIT
   VALUE
   Lowest               $           31.32 $           15.06 $            13.64 $           10.14 $           10.50 $           16.01
                        ================= ================= ================== ================= ================= =================
   Highest              $           31.32 $           15.06 $            13.64 $           10.14 $           23.96 $           16.01
                        ================= ================= ================== ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                               The               The                The          The Universal     The Universal     The Universal
                              Alger             Alger              Alger         Institutional     Institutional     Institutional
                            Portfolios       Portfolios         Portfolios        Funds, Inc.       Funds, Inc.       Funds, Inc.
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                              Alger             Alger              Alger         Morgan Stanley                      Morgan Stanley
                            Large Cap          MidCap            SmallCap         UIF Emerging     Morgan Stanley       UIF U.S.
                              Growth           Growth             Growth            Markets          UIF Growth       Real Estate
                            Class I-2         Class I-2          Class I-2          Class I           Class I           Class I
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
ASSETS
Investments, at fair
   value                $       9,397,551 $      19,079,904 $        6,306,224 $         235,585 $       1,586,376 $       5,063,290
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total assets         $       9,397,551 $      19,079,904 $        6,306,224 $         235,585 $       1,586,376 $       5,063,290
                        ================= ================= ================== ================= ================= =================
NET ASSETS
Accumulation units      $       9,397,551 $      19,079,904 $        6,306,224 $         235,585 $       1,586,376 $       5,063,290
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
   Total net assets     $       9,397,551 $      19,079,904 $        6,306,224 $         235,585 $       1,586,376 $       5,063,290
                        ================= ================= ================== ================= ================= =================
FUND SHARE INFORMATION
Number of shares                  217,939         1,636,355            203,230            18,802            78,924           373,124
                        ================= ================= ================== ================= ================= =================
Cost of investments     $       8,264,507 $      25,102,510 $        4,798,387 $         233,757 $       1,283,419 $       5,757,682
                        ================= ================= ================== ================= ================= =================
ACCUMULATION UNIT
   VALUE
   Lowest               $            9.72 $            7.99 $            15.87 $            7.62 $           10.36 $           28.15
                        ================= ================= ================== ================= ================= =================
   Highest              $           14.60 $           20.32 $            15.87 $            7.62 $           16.05 $           28.15
                        ================= ================= ================== ================= ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                             Van Eck           Van Eck            Van Eck
                            Worldwide         Worldwide          Worldwide
                            Insurance         Insurance          Insurance        Wells Fargo       Wells Fargo
                              Trust             Trust              Trust         Variable Trust    Variable Trust
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- -----------------
                             Van Eck                              Van Eck
                            Worldwide          Van Eck           Worldwide       Wells Fargo VT    Wells Fargo VT
                             Emerging         Worldwide        Multi-Manager       Advantage         Advantage
                             Markets         Hard Assets       Alternatives        Discovery        Opportunity
                        ----------------- ----------------- ------------------ ----------------- -----------------
ASSETS
Investments, at fair
   value                $       3,525,211 $       3,630,128 $          212,495 $       4,524,510 $       6,263,300
                        ----------------- ----------------- ------------------ ----------------- -----------------
   Total assets         $       3,525,211 $       3,630,128 $          212,495 $       4,524,510 $       6,263,300
                        ================= ================= ================== ================= =================
NET ASSETS
Accumulation units      $       3,525,211 $       3,630,128 $          212,495 $       4,524,510 $       6,263,300
                        ----------------- ----------------- ------------------ ----------------- -----------------
   Total net assets     $       3,525,211 $       3,630,128 $          212,495 $       4,524,510 $       6,263,300
                        ================= ================= ================== ================= =================
FUND SHARE INFORMATION
Number of shares                  338,963           118,053             21,772           211,723           360,374
                        ================= ================= ================== ================= =================
Cost of investments     $       4,489,776 $       3,576,951 $          216,351 $       3,231,343 $       7,001,014
                        ================= ================= ================== ================= =================
ACCUMULATION UNIT
   VALUE
   Lowest               $           22.83 $           31.76 $            11.42 $           17.27 $           13.79
                        ================= ================= ================== ================= =================
   Highest              $           22.83 $           31.76 $            11.42 $           17.27 $           13.79
                        ================= ================= ================== ================= =================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    DWS Investments
                                                                                                                       Variable
                        AllianceBernstein AllianceBernstein  AllianceBernstein AllianceBernstein AllianceBernstein  Insurance Trust
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                                VPS              VPS                VPS               VPS                VPS            DWS VIP
                            Growth and      International      International       Small Cap       Small/Mid Cap      Equity 500
                          Income Class A    Growth Class A     Value Class A     Growth Class A    Value Class A        Index A
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $           1,076 $          2,338  $           3,085  $              -  $            265  $         35,218
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                   -                -                  -                 -                 -                 -
      Administrative
         expense                        -                -                  -                 -                 -                 -
                        ----------------- ----------------  -----------------  ----------------  ----------------  ----------------
      Net investment
         income (loss)              1,076            2,338              3,085                 -               265            35,218
                        ----------------- ----------------  -----------------  ----------------  ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                     14,784           17,696              7,780            10,318            11,410           166,749
      Cost of
         investments
         sold                      13,144           15,186              7,107             8,428             9,574           155,330
                        ----------------- ----------------  -----------------  ----------------  ----------------  ----------------
      Realized gains
         (losses) on
         fund shares                1,640            2,510                673             1,890             1,836            11,419
Realized gain
   distributions                        -                -                  -                 -                 -                 -
                        ----------------- ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized gains
         (losses)                   1,640            2,510                673             1,890             1,836            11,419
Change in unrealized
   gains (losses)                   2,469          (18,760)           (18,666)             (161)           (8,004)          (10,785)
                        ----------------- ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments             4,109          (16,250)           (17,993)            1,729            (6,168)              634
                        ----------------- ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS FROM
   OPERATIONS           $           5,185 $        (13,912) $         (14,908) $          1,729  $         (5,903) $         35,852
                        ================= ================  =================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                         DWS Investments
                            Variable         DWS Variable      DWS Variable       DWS Variable      DWS Variable     DWS Variable
                         Insurance Trust       Series I          Series I           Series I          Series I         Series II
                           Sub-Account        Sub-Account       Sub-Account        Sub-Account      Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                                                                  DWS VIP            DWS VIP
                             DWS VIP            DWS VIP        Global Small        Growth and         DWS VIP           DWS VIP
                        Small Cap Index A     Bond A (a)     Cap Growth A (b)     Income A (c)     International      Balanced A
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $          6,652  $        254,081  $          88,514  $         19,124  $         32,984  $         53,501
Charges from Lincoln
   Benefit Life
   Company:
     Mortality and
        expense risk                   -            (9,317)                 -                 -                 -            (2,181)
     Administrative
        expense                        -                 -                  -                 -                 -                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
     Net investment
        income (loss)              6,652           244,764             88,514            19,124            32,984            51,320
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains
   (losses) on fund
   shares:
      Proceeds from
         sales                   152,780           700,645          2,954,201           154,134           175,347           569,650
      Cost of
         investments
         sold                    141,785           780,431          2,801,333           164,132           241,453           543,681
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Realized gains
         (losses) on
         fund shares              10,995           (79,786)           152,868            (9,998)          (66,106)           25,969
      Realized gain
         distributions                 -                 -                  -                 -                 -                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Net realized gains
      (losses)                    10,995           (79,786)           152,868            (9,998)          (66,106)           25,969
   Change in unrealized
      gains (losses)             (42,121)          156,627           (756,936)           (9,364)         (285,183)         (114,295)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments          (31,126)           76,841           (604,068)          (19,362)         (351,289)          (88,326)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS FROM
   OPERATIONS           $        (24,474) $        321,605  $        (515,554) $           (238) $       (318,305) $        (37,006)
                        ================  ================  =================  ================  ================  ================

(a)  Previously known as DWS VIP Bond
(b)  Previously known as DWS VIP Global Opportunities
(c)  Previously known as DWS VIP Growth and Income

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    Fidelity          Fidelity         Fidelity
                            Federated          Federated         Federated         Variable           Variable         Variable
                            Insurance          Insurance         Insurance         Insurance         Insurance         Insurance
                             Series             Series            Series         Products Fund     Products Fund     Products Fund
                           Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                            Federated
                          Fund for U.S.        Federated         Federated                                                VIP
                           Government         High Income   Managed Volatility     VIP Asset                           Emerging
                          Securities II      Bond Fund II       Fund II (d)         Manager        VIP Contrafund       Markets
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $        300,403  $        784,078  $         100,404  $        168,325  $        596,275  $          1,462
Charges from Lincoln
   Benefit Life
   Company:
     Mortality and
        expense risk             (12,690)          (21,483)            (8,689)          (34,041)         (122,879)                -
     Administrative
        expense                        -                 -                  -                 -                 -                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
     Net investment
        income (loss)            287,713           762,595             91,715           134,284           473,396             1,462
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains
   (losses) on fund
   shares:
      Proceeds from
         sales                 1,565,128         2,815,601            526,156         1,194,956         6,798,466            20,413
      Cost of
         investments
         sold                  1,542,847         2,796,828            520,599         1,148,742         7,169,290            20,649
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Realized gains
         (losses) on
         fund shares              22,281            18,773              5,557            46,214          (370,824)             (236)
Realized gain
   distributions                       -                 -                  -            41,005                 -                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Net realized gains
      (losses)                    22,281            18,773              5,557            87,219          (370,824)             (236)
Change in unrealized
   gains (losses)                109,573          (369,744)             3,599          (457,981)       (1,708,748)          (28,632)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Net realized and
      unrealized gains
      (losses) on
      investments                131,854          (350,971)             9,156          (370,762)       (2,079,572)          (28,868)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $        419,567  $        411,624  $         100,871  $       (236,478) $     (1,606,176) $        (27,406)
                        ================  ================  =================  ================  ================  ================

(d)  Previously known as Federated Capital Income Fund II

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                             Fidelity          Fidelity           Fidelity          Fidelity          Fidelity          Fidelity
                             Variable          Variable           Variable          Variable          Variable          Variable
                            Insurance         Insurance          Insurance         Insurance         Insurance         Insurance
                          Products Fund     Products Fund      Products Fund     Products Fund     Products Fund     Products Fund
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                                                                    VIP               VIP                                 VIP
                               VIP                                Growth              High                            Index 500 -
                          Equity-Income      VIP Growth          & Income            Income        VIP Index 500     Service Class
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $        759,180  $        128,132  $           2,819  $         16,076  $        802,802  $         21,157
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk            (99,608)         (100,315)                 -                 -           (14,364)                -
      Administrative
         expense                       -                 -                  -                 -                 -                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net investment
         income (loss)           659,572            27,817              2,819            16,076           788,438            21,157
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                 2,745,462         6,381,245             16,683             9,095         3,051,595            54,785
      Cost of
         investments
         sold                  3,158,511         5,862,195             14,204             8,928         3,007,594            48,524
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Realized gains
         (losses) on
         fund shares            (413,049)          519,050              2,479               167            44,001             6,261
Realized gain
   distributions                       -           120,452                  -                 -           939,639            19,399
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized
      gains (losses)            (413,049)          639,502              2,479               167           983,640            25,660
Change in unrealized
   gains (losses)                (33,714)         (834,944)            (2,595)          (13,512)         (953,569)          (25,551)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments         (446,763)         (195,442)              (116)          (13,345)           30,071               109
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $        212,809  $       (167,625) $           2,703  $          2,731  $        818,509  $         21,266
                        ================  ================  =================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                             Fidelity          Fidelity          Fidelity           Fidelity          Fidelity         Fidelity
                             Variable          Variable          Variable           Variable          Variable         Variable
                             Insurance         Insurance         Insurance         Insurance         Insurance         Insurance
                          Products Fund     Products Fund      Products Fund     Products Fund     Products Fund     Products Fund
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                                                 VIP                                                    VIP               VIP
                          VIP Investment         Mid               VIP                                  Real             Value
                            Grade Bond           Cap           Money Market       VIP Overseas         Estate         Strategies
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $         173,134 $          1,803  $          31,167  $        211,083  $           2,585 $          1,027
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                   -                -            (42,671)          (32,440)                 -                -
      Administrative
         expense                        -                -                  -                 -                  -                -
                        ----------------- ----------------  -----------------  ----------------  ----------------- ----------------
      Net investment
         income (loss)            173,134            1,803            (11,504)          178,643              2,585            1,027
                        ----------------- ----------------  -----------------  ----------------  ----------------- ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                    448,712           21,194         20,278,541         2,899,308             22,795            7,614
      Cost of
         investments
         sold                     429,574           19,350         20,278,541         3,276,306             18,214            6,822
                        ----------------- ----------------  -----------------  ----------------  ----------------- ----------------
      Realized gains
         (losses) on
         fund shares               19,138            1,844                  -          (376,998)             4,581              792
Realized gain
   distributions                  130,274            1,195                  -            29,221                  -                -
                        ----------------- ----------------  -----------------  ----------------  ----------------- ----------------
      Net realized
         gains (losses)           149,412            3,039                  -          (347,777)             4,581              792
Change in unrealized
   gains (losses)                  24,071          (71,978)                 -        (2,603,268)             7,247          (10,971)
                        ----------------- ----------------  -----------------  ----------------  ----------------- ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments           173,483          (68,939)                 -        (2,951,045)            11,828          (10,179)
                        ----------------- ----------------  -----------------  ----------------  ----------------- ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $         346,617 $        (67,136) $         (11,504) $     (2,772,402) $          14,413 $         (9,152)
                        ================= ================  =================  ================  ================= ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                             Franklin          Franklin          Franklin           Franklin          Franklin          Franklin
                            Templeton         Templeton          Templeton         Templeton         Templeton         Templeton
                           Investments       Investments        Investments       Investments       Investments       Investments
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                               VIP               VIP                               VIP Mutual           VIP               VIP
                             Global             High                VIP             Global             Mutual            Small
                             Income            Income             Income           Discovery           Shares          Cap Value
                           Securities        Securities         Securities         Securities        Securities       Securities
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $         26,652  $          3,620  $           7,263  $          4,442  $          2,463  $          1,791
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                  -                 -                  -                 -                 -                 -
      Administrative
         expense                       -                 -                  -                 -                 -                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net investment
         income (loss)            26,652             3,620              7,263             4,442             2,463             1,791
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                    52,964             7,632             81,956           138,057             9,734             8,804
      Cost of
         investments
         sold                     51,287             7,051             72,074           120,289             9,257             7,602
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Realized gains
         (losses) on
         fund shares               1,677               581              9,882            17,768               477             1,202
Realized gain
   distributions                   2,994                 -                  -             4,038                 -                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized
         gains (losses)            4,671               581              9,882            21,806               477             1,202
Change in unrealized
   gains (losses)                (40,339)           (1,556)            (9,141)          (23,425)           (3,795)           (9,342)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments          (35,668)             (975)               741            (1,619)           (3,318)           (8,140)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $         (9,016) $          2,645  $           8,004  $          2,823  $           (855) $         (6,349)
                        ================  ================  =================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                             Franklin          Franklin          Franklin
                            Templeton         Templeton          Templeton
                           Investments       Investments        Investments         Ibbotson          Ibbotson          Ibbotson
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account        Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                               VIP               VIP                               Aggressive         Balanced        Conservative
                            Small-Mid         Strategic             VIP              Growth             ETF                ETF
                            Cap Growth          Income             U.S.            ETF Asset           Asset              Asset
                            Securities        Securities        Government         Allocation        Allocation        Allocation
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $              -  $          4,917  $            4,921 $         23,966  $         41,252  $          7,475
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                  -                 -                   -             (233)           (2,865)             (238)
      Administrative
         expense                       -                 -                   -                -                 -                 -
                        ----------------  ----------------  ------------------ ----------------  ----------------  ----------------
      Net investment
         income (loss)                 -             4,917               4,921           23,733            38,387             7,237
                        ----------------  ----------------  ------------------ ----------------  ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                    46,024            12,754              25,384          132,958           234,442           191,090
      Cost of
         investments
         sold                     34,827            12,389              25,075          115,142           210,430           182,603
                        ----------------  ----------------  ------------------ ----------------  ----------------  ----------------
      Realized gains
         (losses) on
         fund shares              11,197               365                 309           17,816            24,012             8,487
Realized gain
   distributions                       -                 -                   -                -            57,504            12,669
                        ----------------  ----------------  ------------------ ----------------  ----------------  ----------------
      Net realized
         gains (losses)           11,197               365                 309           17,816            81,516            21,156
Change in unrealized
   gains (losses)                (14,440)           (3,269)              3,595         (141,758)         (151,105)          (10,854)
                        ----------------  ----------------  ------------------ ----------------  ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments           (3,243)           (2,904)              3,904         (123,942)          (69,589)           10,302
                        ----------------  ----------------  ------------------ ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $         (3,243) $          2,013  $            8,825 $       (100,209) $        (31,202) $         17,539
                        ================  ================  ================== ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                                                                  Invesco           Invesco           Invesco           Invesco
                             Ibbotson          Ibbotson            Funds             Funds             Funds             Funds
                           Sub-Account       Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                              Growth          Income and                                                                Invesco
                               ETF              Growth                              Invesco           Invesco        UIF U.S. Small
                              Asset           ETF Asset          Invesco           LIT Growth      UIF High Yield    Mid Cap Value
                            Allocation        Allocation    LIT Government (e)     and Income        Class I (e)        Class I
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $         55,076  $          6,759  $          36,966  $         43,072  $         38,996  $         73,329
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk               (673)             (216)                 -                 -                 -           (23,681)
      Administrative
         expense                       -                 -                  -                 -                 -                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net investment
         income (loss)            54,403             6,543             36,966            43,072            38,996            49,648
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                   322,536           107,317            850,175           202,570           369,121         3,078,357
      Cost of
         investments
         sold                    284,779           101,196            865,576           204,169           390,306         3,371,251
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Realized gains
         (losses) on
         fund shares              37,757             6,121            (15,401)           (1,599)          (21,185)         (292,894)
Realized gain
   distributions                  49,338            10,919                  -                 -                 -                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized
         gains (losses)           87,095            17,040            (15,401)           (1,599)          (21,185)         (292,894)
Change in unrealized
   gains (losses)               (290,273)          (15,872)           (12,677)         (110,756)               76           224,733
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized and '
         unrealized
         gains (losses)
         on investments         (203,178)            1,168            (28,078)         (112,355)          (21,109)          (68,161)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $       (148,775) $          7,711  $           8,888  $        (69,283) $         17,887  $        (18,513)
                        ================  ================  =================  ================  ================  ================

(e)  For period beginning January 1, 2011, and ended April 29, 2011

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                             Invesco           Invesco            Invesco           Invesco           Invesco           Invesco
                              Funds             Funds              Funds             Funds             Funds             Funds
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                                             Invesco V.I.                         Invesco V.I.                        Invesco V.I.
                           Invesco V.I.        Capital         Invesco V.I.        Government       Invesco V.I.        Mid Cap
                           Basic Value       Appreciation       Core Equity      Securities (f)    High Yield (f)     Core Equity
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $         40,301  $          1,963  $           4,606  $               - $              -  $          5,626
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk             (2,041)                -                  -                  -                -                 -
      Administrative
         expense                       -                 -                  -                  -                -                 -
                        ----------------  ----------------  -----------------  ----------------- ----------------  ----------------
      Net investment
         income (loss)            38,260             1,963              4,606                  -                -             5,626
                        ----------------  ----------------  -----------------  ----------------- ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                   384,198           123,534             57,139             79,135           71,859           194,478
      Cost of
         investments
         sold                    463,087           121,118             53,298             76,349           76,336           184,813
                        ----------------  ----------------  -----------------  ----------------- ----------------  ----------------
      Realized gains
         (losses) on
         fund shares             (78,889)            2,416              3,841              2,786           (4,477)            9,665
Realized gain
   distributions                       -                 -                  -                  -                -                 -
                        ----------------  ----------------  -----------------  ----------------- ----------------  ----------------
      Net realized
         gains (losses)          (78,889)            2,416              3,841              2,786           (4,477)            9,665
Change in unrealized
   gains (losses)                (93,532)         (102,088)            (9,888)            56,586           (9,944)         (134,463)
                        ----------------  ----------------  -----------------  ----------------- ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments         (172,421)          (99,672)            (6,047)            59,372          (14,421)         (124,798)
                        ----------------  ----------------  -----------------  ----------------- ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $       (134,161) $        (97,709) $          (1,441) $          59,372 $        (14,421) $       (119,172)
                        ================  ================  =================  ================= ================  ================

(f)  For period beginning April 29, 2011, and ended December 31, 2011

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                              Invesco          Invesco
                               Funds            Funds           Janus Aspen       Janus Aspen       Janus Aspen       Janus Aspen
                            (Class II)        (Class II)          Series             Series            Series           Series
                            Sub-Account      Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                              Invesco          Invesco
                          LIT Growth and     LIT Mid Cap
                              Income            Growth                                                Flexible           Forty
                            (Class II)        (Class II)         Balanced          Enterprise           Bond           Portfolio
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $         51,321  $              -  $         715,857  $              -  $        313,657  $         11,313
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk            (13,597)           (5,623)           (85,732)          (94,755)          (12,871)           (2,835)
      Administrative
         expense                       -                 -                  -                 -                 -                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net investment
         income (loss)            37,724            (5,623)           630,125           (94,755)          300,786             8,478
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                   682,178         1,850,701          4,398,952         4,840,350         1,186,513           620,623
      Cost of
         investments
         sold                    675,887         1,498,182          3,858,425         3,902,371         1,158,283           576,031
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Realized gains
         (losses) on
         fund shares               6,291           352,519            540,527           937,979            28,230            44,592
Realized gain
   distributions                       -                 -          1,537,238                 -           476,561                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized
         gains (losses)            6,291           352,519          2,077,765           937,979           504,791            44,592
Change in unrealized
   gains (losses)               (152,349)         (590,142)        (2,248,963)       (1,261,296)         (319,016)         (253,503)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments         (146,058)         (237,623)          (171,198)         (323,317)          185,775          (208,911)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $       (108,334) $       (243,246) $         458,927  $       (418,072) $        486,561  $       (200,433)
                        ================  ================  =================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Janus Aspen
                           Janus Aspen       Janus Aspen        Janus Aspen       Janus Aspen       Janus Aspen          Series
                              Series            Series            Series            Series             Series       (Service Shares)
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                                                                    Mid
                              Global                                Cap                                                 Balanced
                            Technology     Janus Portfolio         Value            Overseas        Worldwide (g)   (Service Shares)
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $              -  $        145,558  $           1,077  $          1,988  $        146,371  $        104,488
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                  -           (81,864)                 -                 -           (90,396)                -
      Administrative
         expense                       -                 -                  -                 -                 -                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net investment
         income (loss)                 -            63,694              1,077             1,988            55,975           104,488
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                    24,306         3,526,812             20,061            76,048         2,542,479           321,402
      Cost of
         investments
         sold                     21,585         3,188,689             17,727            70,363         2,349,555           302,033
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Realized gains
         (losses) on
         fund shares               2,721           338,123              2,334             5,685           192,924            19,369
Realized gain
   distributions                       -                 -                  -             4,145                 -           239,366
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized
         gains (losses)            2,721           338,123              2,334             9,830           192,924           258,735
Change in unrealized
   gains (losses)                 (9,908)       (1,718,942)            (6,645)         (167,266)       (3,831,450)         (302,299)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments           (7,187)       (1,380,819)            (4,311)         (157,436)       (3,638,526)          (43,564)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $         (7,187) $     (1,317,125) $          (3,234) $       (155,448) $     (3,582,551) $         60,924
                        ================  ================  =================  ================  ================  ================

(g)  Previously known as Worldwide Portfolio

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Legg Mason       Legg Mason
                                                                                                      Partners         Partners
                           Janus Aspen       Janus Aspen        Janus Aspen          Lazard           Variable         Variable
                             Series            Series             Series           Retirement      Portfolios I,     Portfolios I,
                         (Service Shares)  (Service Shares)  (Service Shares)     Series, Inc.         Inc.               Inc.
                           Sub-Account       Sub-Account        Sub-Account        Sub-Account      Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                                                                                                    Legg Mason
                                                                                                    ClearBridge       Legg Mason
                                                                                                     Variable         ClearBridge
                             Mid Cap                                                Emerging      Fundamental All      Variable
                              Value            Overseas          Worldwide          Markets          Cap Value         Large Cap
                         (Service Shares)  (Service Shares)  (Service Shares)        Equity         Class I (h)    Value Class I (i)
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $         16,692  $         30,843  $           3,290  $         31,725  $         11,947  $         45,567
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                  -           (15,589)                 -                 -                 -            (1,801)
      Administrative
         expense                       -                 -                  -                 -                 -                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net investment
         income (loss)            16,692            15,254              3,290            31,725            11,947            43,766
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                   166,639         2,410,425             48,918           424,474            85,906           820,640
      Cost of
         investments
         sold                    154,528         2,380,483             45,893           373,976            91,833           824,115
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Realized gains
         (losses) on
         fund shares              12,111            29,942              3,025            50,498            (5,927)           (3,475)
Realized gain
   distributions                       -            81,126                  -                 -                 -                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized
         gains (losses)           12,111           111,068              3,025            50,498            (5,927)           (3,475)
Change in unrealized
   gains (losses)               (112,147)       (3,127,798)          (102,908)         (405,245)          (60,248)           42,418
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments         (100,036)       (3,016,730)           (99,883)         (354,747)          (66,175)           38,943
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $        (83,344) $     (3,001,476) $         (96,593) $       (323,022) $        (54,228) $         82,709
                        ================  ================  =================  ================  ================  ================

(h)  Previously known as Legg Mason ClearBridge Variable Value Class I
(i)  Previously known as Legg Mason ClearBridge Variable Investors Class I

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                           Legg Mason
                            Partners
                            Variable         MFS Variable      MFS Variable       MFS Variable      MFS Variable     MFS Variable
                          Portfolios I,       Insurance          Insurance         Insurance         Insurance         Insurance
                              Inc.              Trust              Trust             Trust             Trust             Trust
                           Sub-Account       Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                           Legg Mason
                         Western Assets                                          MFS Investors
                         Variable Global         MFS               MFS             Growth          MFS Investors        MFS New
                         High Yield Bond        Growth        High Income (j)      Stock (k)         Trust (l)       Discovery (m)
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $        159,127  $         12,294  $          79,888  $          3,612  $         38,476  $              -
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                  -                 -                  -                 -                 -                 -
      Administrative
         expense                       -                 -                  -                 -                 -                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net investment
         income (loss)           159,127            12,294             79,888             3,612            38,476                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains
   (losses) on fund
   shares:
      Proceeds from sales        136,901           589,966            135,885            83,262           227,855         2,018,963
      Cost of
         investments
         sold                    139,188           472,541            135,649            72,177           199,907         1,601,706
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Realized gains
         (losses) on
         fund shares              (2,287)          117,425                236            11,085            27,948           417,257
Realized gain
   distributions                       -                 -                  -                 -                 -         1,114,345
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized
         gains (losses)           (2,287)          117,425                236            11,085            27,948         1,531,602
Change in unrealized
   gains (losses)               (124,318)         (140,796)           (45,851)           (8,780)         (153,710)       (2,385,249)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments         (126,605)          (23,371)           (45,615)            2,305          (125,762)         (853,647)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $         32,522  $        (11,077) $          34,273  $          5,917  $        (87,286) $       (853,647)
                        ================  ================  =================  ================  ================  ================

(j)  Previously known as MFS High Income Series
(k)  Previously known as MFS Investors Growth Stock Series
(l)  Previously known as MFS Investors Trust Series
(m)  Previously known as MFS New Discovery Series

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    MFS Variable
                           MFS Variable      MFS Variable      MFS Variable       MFS Variable       Insurance        Oppenheimer
                            Insurance         Insurance         Insurance          Insurance          Trust             Variable
                               Trust             Trust             Trust              Trust       (Service Class)    Account Funds
                           Sub-Account       Sub-Account       Sub-Account        Sub-Account      Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                                                                                                      MFS New
                                                                                                     Discovery
                                               MFS Total                                               Series         Oppenheimer
                         MFS Research (n)     Return (o)     MFS Utilities (p)    MFS Value (q)   (Service Class)      Balanced
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $         21,647  $        269,388  $          74,506  $         21,197  $              -  $          1,775
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                  -                 -                  -                 -            (6,311)                -
      Administrative
         expense                       -                 -                  -                 -                 -                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net investment
         income (loss)            21,647           269,388             74,506            21,197            (6,311)            1,775
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains
   (losses) on fund
   shares:
      Proceeds from
         sales                   245,104           935,316            428,538           170,490           669,722            11,479
      Cost of
         investments
         sold                    212,155           930,440            405,000           167,747           611,698            11,068
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Realized gains
         (losses) on
         fund shares              32,949             4,876             23,538             2,743            58,024               411
Realized gain
   distributions                       -                 -                  -             5,733           111,242                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized
         gains (losses)           32,949             4,876             23,538             8,476           169,266               411
Change in unrealized
   gains (losses)                (68,239)          (78,402)            55,249           (29,596)         (283,518)           (2,479)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments          (35,290)          (73,526)            78,787           (21,120)         (114,252)           (2,068)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS FROM
   OPERATIONS           $        (13,643) $        195,862  $         153,293  $             77  $       (120,563) $           (293)
                        ================  ================  =================  ================  ================  ================

(n)  Previously known as MFS Research Series
(o)  Previously known as MFS Total Return Series
(p)  Previously known as MFS Utilities Series
(q)  Previously known as MFS Value Series

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                           Oppenheimer       Oppenheimer        Oppenheimer        Oppenheimer      Oppenheimer       Oppenheimer
                            Variable          Variable           Variable           Variable          Variable         Variable
                          Account Funds     Account Funds      Account Funds      Account Funds    Account Funds     Account Funds
                           Sub-Account       Sub-Account        Sub-Account        Sub-Account       Sub-Account      Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                           Oppenheimer       Oppenheimer        Oppenheimer        Oppenheimer      Oppenheimer
                              Core             Global        Global Strategic  Main Street Small   Small & MidCap     Oppenheimer
                              Bond           Securities         Income (r)        & Mid Cap (s)   Growth Fund (t)        Value
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $          2,268  $          2,902  $           1,689  $         41,228  $              -  $            859
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                  -                 -                  -                 -                 -                 -
      Administrative
         expense                       -                 -                  -                 -                 -                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net investment
         income (loss)             2,268             2,902              1,689            41,228                 -               859
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains
   (losses) on fund
   shares:
      Proceeds from
         sales                     4,406            39,710             21,525           477,191            93,243            21,671
      Cost of
         investments
         sold                      4,163            33,880             20,749           426,875            81,180            18,179
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Realized gains
         (losses) on
         fund shares                 243             5,830                776            50,316            12,063             3,492
Realized gain
   distributions                       -                 -                649                 -                 -                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized gains
         (losses)                    243             5,830              1,425            50,316            12,063             3,492
Change in unrealized
   gains (losses)                  1,058           (30,398)            (2,875)         (233,981)           (5,436)           (8,664)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments            1,301           (24,568)            (1,450)         (183,665)            6,627            (5,172)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $          3,569  $        (21,666) $             239  $       (142,437) $          6,627  $         (4,313)
                        ================  ================  =================  ================  ================  ================

(r)  Previously known as Oppenheimer Strategic Bond
(s)  Previously known as Oppenheimer Main Street Small Cap Growth
(t)  Previously known as Oppenheimer Small & MidCap Fund

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                           Oppenheimer       Oppenheimer
                             Variable          Variable                         Panorama Series
                          Account Funds     Account Funds                         Funds, Inc.
                         (Service Shares   (Service Shares    Panorama Series    (Service Class    PIMCO Variable   PIMCO Variable
                             ("SS"))         ("SS")) (u)        Funds, Inc.         ("SC"))       Insurance Trust   Insurance Trust
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                                             Oppenheimer
                           Oppenheimer       Main Street        Oppenheimer       Oppenheimer
                              Global            Small &        International     International
                         Securities (SS)   Mid Cap (SS) (v)       Growth          Growth (SC)       Foreign Bond      Money Market
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $         69,613  $         27,253  $          10,320  $         15,818  $        101,970  $           1,665
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                  -           (22,774)                 -           (15,001)          (10,248)                 -
      Administrative
         expense                       -                 -                  -                 -                 -                  -
                        ----------------  ----------------  -----------------  ----------------  ----------------  -----------------
      Net investment
         income (loss)            69,613             4,479             10,320               817            91,722              1,665
                        ----------------  ----------------  -----------------  ----------------  ----------------  -----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                   422,102         2,652,284            136,741           806,074         1,230,292            442,582
      Cost of
         investments
         sold                    413,995         2,459,450            123,462           754,166         1,239,631            442,582
                        ----------------  ----------------  -----------------  ----------------  ----------------  -----------------
      Realized gains
         (losses) on
         fund shares               8,107           192,834             13,279            51,908            (9,339)                 -
Realized gain
   distributions                       -                 -                  -                 -            48,564                  -
                        ----------------  ----------------  -----------------  ----------------  ----------------  -----------------
      Net realized
         gains (losses)            8,107           192,834             13,279            51,908            39,225                  -
Change in unrealized
   gains (losses)               (640,077)         (474,971)          (106,036)         (249,481)          178,125                  -
                        ----------------  ----------------  -----------------  ----------------  ----------------  -----------------
      Net realized and
         unrealized
         gains (losses)
         on investments         (631,970)         (282,137)           (92,757)         (197,573)          217,350                  -
                        ----------------  ----------------  -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $       (562,357) $       (277,658) $         (82,437) $       (196,756) $        309,072  $           1,665
                        ================  ================  =================  ================  ================  =================

(u)  Previously known as Oppenheimer Variable Account Funds (Service Class
     ("SC"))
(v)  Previously known as Oppenheimer Main Street Small Cap Growth (SC)


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                          PIMCO Variable    PIMCO Variable    Putnam Variable   Putnam Variable   Putnam Variable        Rydex
                         Insurance Trust   Insurance Trust         Trust        Trust (Class IA)  Trust (Class IA)  Variable Trust
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account        Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                                                                                                                         Rydex
                                                                                                  VT International    SGI VT U.S.
                              PIMCO             PIMCO        VT International    VT High Yield       Value Fund       Long Short
                           Real Return       Total Return       Value Fund         (Class IA)        (Class IA)      Momentum Fund
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $          73,646 $        516,482  $         108,332  $         71,916  $         37,928  $              -
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                   -          (31,497)            (5,405)                -                 -                 -
      Administrative
         expense                        -                -                  -                 -                 -                 -
                        ----------------- ----------------  -----------------  ----------------  ----------------  ----------------
      Net investment
         income (loss)             73,646          484,985            102,927            71,916            37,928                 -
                        ----------------- ----------------  -----------------  ----------------  ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                    417,055        3,097,127            751,149            94,482            42,193           130,931
      Cost of
         investments
         sold                     381,346        2,959,148          1,058,652            94,221            54,916           129,906
                        ----------------- ----------------  -----------------  ----------------  ----------------  ----------------
      Realized gains
         (losses) on
         fund shares               35,709          137,979           (307,503)              261           (12,723)            1,025
Realized gain
   distributions                  109,800          285,381                  -                 -                 -                 -
                        ----------------- ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized
         gains (losses)           145,509          423,360           (307,503)              261           (12,723)            1,025
Change in unrealized
   gains (losses)                 170,098         (247,318)          (364,878)          (55,405)         (221,463)          (47,669)
                        ----------------- ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments           315,607          176,042           (672,381)          (55,144)         (234,186)          (46,644)
                        ----------------- ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $         389,253 $        661,027  $        (569,454) $         16,772  $       (196,258) $        (46,644)
                        ================= ================  =================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                          T. Rowe Price     T. Rowe Price      T. Rowe Price     T. Rowe Price     T. Rowe Price          The
                             Equity            Equity             Equity            Equity         International         Alger
                           Series, Inc.      Series, Inc.      Series, Inc.       Series, Inc.      Series, Inc.      Portfolios
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                          T. Rowe Price                                          T. Rowe Price     T. Rowe Price         Alger
                            Blue Chip       T. Rowe Price      T. Rowe Price      New America      International       Balanced
                             Growth         Equity Income     Mid-Cap Growth         Growth            Stock           Class I-2
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $               - $        385,525  $               -  $          4,833  $         58,447  $          1,760
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                   -                -                  -                 -                 -                 -
      Administrative
         expense                        -                -                  -                 -                 -                 -
                        ----------------- ----------------  -----------------  ----------------  ----------------  ----------------
      Net investment
         income (loss)                  -          385,525                  -             4,833            58,447             1,760
                        ----------------- ----------------  -----------------  ----------------  ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                    209,563        1,786,345            966,393           396,795           521,365             6,226
      Cost of
         investments
         sold                     174,907        1,838,934            779,731           325,463           527,486             5,699
                        ----------------- ----------------  -----------------  ----------------  ----------------  ----------------
      Realized gains
         (losses) on
         fund shares               34,656          (52,589)           186,662            71,332            (6,121)              527
Realized gain
   distributions                        -                -          1,054,041           168,194                 -                 -
                        ----------------- ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized
         gains (losses)            34,656          (52,589)         1,240,703           239,526            (6,121)              527
Change in unrealized
   gains (losses)                   6,972         (466,533)        (1,349,525)         (273,090)         (554,452)           (2,465)
                        ----------------- ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments            41,628         (519,122)          (108,822)          (33,564)         (560,573)           (1,938)
                        ----------------- ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $          41,628 $       (133,597) $        (108,822) $        (28,731) $       (502,126) $           (178)
                        ================= ================  =================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                                The              The                The               The               The          The Universal
                               Alger            Alger              Alger             Alger             Alger         Institutional
                            Portfolios       Portfolios         Portfolios        Portfolios         Portfolios       Funds, Inc.
                            Sub-Account      Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                               Alger            Alger              Alger             Alger             Alger         Morgan Stanley
                              Capital          Income            Large Cap          MidCap            SmallCap        UIF Emerging
                           Appreciation       and Growth           Growth           Growth             Growth           Markets
                             Class I-2        Class I-2          Class I-2         Class I-2         Class I-2        Class I (w)
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $         14,884  $          84,031 $          98,299  $         72,466  $              -  $          1,007
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                  -                  -                 -                 -                 -                 -
      Administrative
         expense                       -                  -                 -                 -                 -                 -
                        ----------------  ----------------- -----------------  ----------------  ----------------  ----------------
      Net investment
         income (loss)            14,884             84,031            98,299            72,466                 -             1,007
                        ----------------  ----------------- -----------------  ----------------  ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                 1,136,957            645,303           772,681         2,725,984           842,552            27,933
      Cost of
         investments
         sold                    798,321            645,058           666,258         3,371,986           597,624            23,986
                        ----------------  ----------------- -----------------  ----------------  ----------------  ----------------
      Realized gains
         (losses) on
         fund shares             338,636                245           106,423          (646,002)          244,928             3,947
Realized gain
   distributions                       -                  -                 -                 -                 -                 -
                        ----------------  ----------------- -----------------  ----------------  ----------------  ----------------
      Net realized
         gains (losses)          338,636                245           106,423          (646,002)          244,928             3,947
Change in unrealized
   gains (losses)               (384,465)           247,431          (233,021)       (1,212,401)         (367,854)          (51,557)
                        ----------------  ----------------- -----------------  ----------------  ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments          (45,829)           247,676          (126,598)       (1,858,403)         (122,926)          (47,610)
                        ----------------  ----------------- -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $        (30,945) $         331,707 $         (28,299) $     (1,785,937) $       (122,926) $        (46,603)
                        ================  ================= =================  ================  ================  ================

(w)  Previously known as Morgan Stanley UIF Emerging Markets Equity Class I

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                                                                  Van Eck           Van Eck           Van Eck
                          The Universal     The Universal        Worldwide         Worldwide         Worldwide
                          Institutional     Institutional        Insurance         Insurance         Insurance        Wells Fargo
                           Funds, Inc.       Funds, Inc.          Trust              Trust             Trust         Variable Trust
                           Sub-Account       Sub-Account        Sub-Account       Sub-Account       Sub-Account       Sub-Account
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
                                            Morgan Stanley        Van Eck                             Van Eck
                          Morgan Stanley       UIF U.S.          Worldwide          Van Eck          Worldwide       Wells Fargo VT
                            UIF Growth       Real Estate         Emerging          Worldwide       Multi-Manager       Advantage
                           Class I (x)         Class I            Markets         Hard Assets     Alternatives (y)     Discovery
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $          2,097  $         43,342  $          42,369  $         50,141  $          2,051  $              -
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk             (4,102)                -                  -                 -                 -                 -
      Administrative
         expense                       -                 -                  -                 -                 -                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net investment
         income (loss)            (2,005)           43,342             42,369            50,141             2,051                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                   600,731           594,018            274,394           816,850            77,213         1,688,654
      Cost of
         investments
         sold                    501,673           699,773            289,371           665,174            78,334         1,192,476
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Realized gains
         (losses) on
         fund shares              99,058          (105,755)           (14,977)          151,676            (1,121)          496,178
Realized gain
   distributions                       -                 -                  -            53,688             1,282                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized
         gains (losses)           99,058          (105,755)           (14,977)          205,364               161           496,178
Change in unrealized
   gains (losses)               (161,296)          346,951         (1,221,895)         (968,443)           (8,615)         (492,928)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments          (62,238)          241,196         (1,236,872)         (763,079)           (8,454)            3,250
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $        (64,243) $        284,538  $      (1,194,503) $       (712,938) $         (6,403) $          3,250
                        ================  ================  =================  ================  ================  ================

(x)  Previously known as Morgan Stanley UIF Capital Growth Class I
(y)  Previously known as Van Eck Worldwide Multi-Manager Alternatives Fund

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2011
------------------------------------------------------------------------------------------------------------------------------------

                            Wells Fargo
                          Variable Trust
                            Sub-Account
                        -----------------
                          Wells Fargo VT
                             Advantage
                            Opportunity
                        -----------------
NET INVESTMENT INCOME
   (LOSS)
Dividends               $          9,785
Charges from Lincoln
   Benefit Life
   Company:
      Mortality and
         expense risk                 -
      Administrative
         expense                      -
                        ----------------
      Net investment
         income (loss)            9,785
                        ----------------
NET REALIZED AND
   UNREALIZED GAINS
   (LOSSES) ON
   INVESTMENTS
Realized gains (losses)
   on fund shares:
      Proceeds from
         sales                   625,171
      Cost of
         investments
         sold                    665,085
                        ----------------
      Realized gains
         (losses) on
         fund shares             (39,914)
Realized gain
   distributions                      -
                        ----------------
      Net realized
      gains (losses)             (39,914)
Change in unrealized
   gains (losses)               (342,624)
                        ----------------
      Net realized and
         unrealized
         gains (losses)
         on investments         (382,538)
                        ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS           $       (372,753)
                        ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                AllianceBernstein                   AllianceBernstein                    AllianceBernstein
                                  Sub-Account                         Sub-Account                          Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                       VPS                                 VPS                                 VPS
                             Growth and Income Class A          International Growth Class A         International Value Class A
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011             2010               2011               2010              2011              2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $          1,076  $              -  $           2,338  $          1,230  $          3,085  $          1,423
Net realized gains
   (losses)                        1,640               106              2,510             3,971               673               603
Change in unrealized
   gains (losses)                  2,469             7,064            (18,760)            5,156           (18,666)            1,287
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                      5,185             7,170            (13,912)           10,357           (14,908)            3,313
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          53,800            40,521             53,688            42,492            42,133            33,318
Benefit payments                       -                 -                  -                 -                 -                 -
Payments on termination           (5,666)           (1,110)           (10,595)          (16,064)           (1,590)           (2,936)
Loans - net                       (1,647)             (501)              (786)           (1,019)               15              (501)
Records maintenance
   charge                        (20,552)          (14,969)           (23,242)          (19,733)          (13,937)          (11,140)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                     607            10,903              2,228             7,421             8,128             3,699
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions            26,542            34,844             21,293            13,097            34,749            22,440
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     31,727            42,014              7,381            23,454            19,841            25,753
NET ASSETS AT BEGINNING
   OF PERIOD                      69,678            27,664             82,863            59,409            54,087            28,334
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $        101,405  $         69,678  $          90,244  $         82,863  $         73,928  $         54,087
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       7,914             3,553              9,988             8,084             7,982             4,373
         Units issued              4,546             4,567              5,118             4,715             6,650             5,022
         Units redeemed           (1,627)             (206)            (2,180)           (2,811)           (1,122)           (1,413)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               10,833             7,914             12,926             9,988            13,510             7,982
                        ================  ================  =================  ================  ================  ================

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                           DWS Investments
                                  AllianceBernstein                  AllianceBernstein                Variable Insurance Trust
                                    Sub-Account                        Sub-Account                           Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                         VPS                                VPS                                DWS VIP
                              Small Cap Growth Class A           Small/Mid Cap Value Class A             Equity 500 Index A
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011             2010               2011               2010              2011              2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $              -  $              -  $             265  $            114  $         35,218  $         34,416
Net realized gains
   (losses)                        1,890             3,003              1,836             1,367            11,419            (3,645)
Change in unrealized
   gains (losses)                   (161)           18,127             (8,004)            7,632           (10,785)          234,707
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                      1,729            21,130             (5,903)            9,113            35,852           265,478
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          69,756            54,279             43,680            31,158           338,588           379,945
Benefit payments                       -                 -                  -                 -                 -                 -
Payments on termination           (3,936)           (7,645)            (1,809)           (1,540)         (146,877)         (145,885)
Loans - net                       (1,888)                -               (182)             (230)          (28,290)          (56,766)
Records maintenance
   charge                        (28,122)          (18,217)           (13,624)           (9,315)         (178,884)         (190,471)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  31,783             1,690              2,627             4,262            (6,193)           27,060
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions            67,593            30,107             30,692            24,335           (21,656)           13,883
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     69,322            51,237             24,789            33,448            14,196           279,361
NET ASSETS AT BEGINNING
   OF PERIOD                      85,547            34,310             51,046            17,598         2,080,115         1,800,754
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $        154,869  $         85,547  $          75,835  $         51,046  $      2,094,311  $      2,080,115
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       7,237             3,974              4,496             1,967           119,422           118,584
         Units issued              6,153             4,763              3,794             3,349             8,139            12,248
         Units redeemed             (848)           (1,500)              (999)             (820)           (9,491)          (11,410)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               12,542             7,237              7,291             4,496           118,070           119,422
                        ================  ================  =================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                 DWS Investments
                             Variable Insurance Trust               DWS Variable Series I               DWS Variable Series I
                                  Sub-Account                           Sub-Account                         Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                                                                                              DWS VIP
                             DWS VIP Small Cap Index A               DWS VIP Bond A (a)             Global Small Cap Growth A (b)
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011             2010               2011               2010              2011              2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $          6,652  $          6,164  $         244,764  $        240,241  $         88,514  $         18,901
Net realized gains
   (losses)                       10,995            (8,776)           (79,786)         (157,934)          152,868          (272,813)
Change in unrealized
   gains (losses)                (42,121)          173,668            156,627           288,364          (756,936)        1,406,781
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                    (24,474)          171,056            321,605           370,671          (515,554)        1,152,869
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                         100,994           111,076            718,240           769,800           399,193           426,473
Benefit payments                       -                 -            (12,288)           (7,256)           (2,982)          (20,654)
Payments on termination         (135,807)          (48,823)          (377,949)         (601,168)         (338,433)         (493,617)
Loans - net                       (3,186)          (12,073)           (37,362)          (51,421)          (57,055)          (45,322)
Records maintenance
   charge                        (55,607)          (58,732)          (516,801)         (541,227)         (325,133)         (330,196)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (15,093)           25,003          1,243,007          (224,980)       (1,360,781)        1,363,440
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions          (108,699)           16,451          1,016,847          (656,252)       (1,685,191)          900,124
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                   (133,173)          187,507          1,338,452          (285,581)       (2,200,745)        2,052,993
NET ASSETS AT BEGINNING
   OF PERIOD                     818,474           630,967          5,635,566         5,921,147         6,498,029         4,445,036
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $        685,301  $        818,474  $       6,974,018  $      5,635,566  $      4,297,284  $      6,498,029
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      35,041            34,143            352,908           393,255           232,264           201,205
         Units issued              1,928             4,513            102,348            19,052            45,866           108,293
         Units redeemed           (6,274)           (3,615)           (40,785)          (59,399)         (107,656)          (77,234)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               30,695            35,041            414,471           352,908           170,474           232,264
                        ================  ================  =================  ================  ================  ================

(a)  Previously known as DWS VIP Bond
(b)  Previously known as DWS VIP Global Opportunities

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                               DWS Variable Series I                DWS Variable Series I              DWS Variable Series II
                                    Sub-Account                          Sub-Account                         Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                       DWS VIP
                              Growth and Income A (c)               DWS VIP International                DWS VIP Balanced A
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011             2010               2011               2010              2011              2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $         19,124  $         22,322  $          32,984  $         42,888  $         51,320  $        100,526
Net realized gains
   (losses)                       (9,998)          (25,480)           (66,106)         (143,499)           25,969            (9,963)
Change in unrealized
   gains (losses)                 (9,364)          193,162           (285,183)          116,457          (114,295)          278,002
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                       (238)          190,004           (318,305)           15,846           (37,006)          368,565
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                         163,265           161,842            189,893           210,155           352,404           393,618
Benefit payments                    (768)                -             (3,877)           (3,670)             (216)          (43,349)
Payments on termination          (86,131)          (68,947)           (80,022)         (178,184)         (247,925)         (222,198)
Loans - net                       (8,737)          (22,978)           (24,657)          (13,778)          (28,519)          (47,762)
Records maintenance
   charge                       (122,031)         (122,209)          (116,012)         (142,904)         (303,673)         (317,627)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (29,225)          (28,598)           (11,346)         (148,393)          (23,696)          127,633
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           (83,627)          (80,890)           (46,021)         (276,774)         (251,625)         (109,685)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                    (83,865)          109,114           (364,326)         (260,928)         (288,631)          258,880
NET ASSETS AT BEGINNING
   OF PERIOD                   1,490,294         1,381,180          1,925,103         2,186,031         3,586,993         3,328,113
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $      1,406,429  $      1,490,294  $       1,560,777  $      1,925,103  $      3,298,362  $      3,586,993
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                     123,312           130,735            154,182           177,921           292,185           301,312
         Units issued              5,715             4,371             11,055            10,094            26,543            25,827
         Units redeemed          (12,486)          (11,794)           (15,225)          (33,833)          (45,967)          (34,954)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period              116,541           123,312            150,012           154,182           272,761           292,185
                        ================  ================  =================  ================  ================  ================

(c)  Previously known as DWS VIP Growth and Income

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                       Federated                         Federated                           Federated
                                   Insurance Series                  Insurance Series                    Insurance Series
                                     Sub-Account                       Sub-Account                          Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                               Federated Fund for U.S.                   Federated                            Federated
                               Government Securities II          High Income Bond Fund II           Managed Volatility Fund II (d)
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011             2010               2011               2010              2011              2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $        287,713  $        368,940  $         762,595  $        624,318  $         91,715  $        147,545
Net realized gains
   (losses)                       22,281             6,704             18,773           (13,005)            5,557           (10,983)
Change in unrealized
   gains (losses)                109,573            18,128           (369,744)          506,808             3,599           150,419
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                    419,567           393,772            411,624         1,118,121           100,871           286,981
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                         765,849           835,815            580,353           646,900           227,705           246,518
Benefit payments                 (76,996)           (9,404)           (41,753)          (25,310)          (51,991)          (37,347)
Payments on termination         (491,532)         (943,023)          (465,977)         (563,591)          (95,926)         (279,405)
Loans - net                     (112,624)          (27,407)           (73,678)           (1,684)          (28,507)          (31,571)
Records maintenance
   charge                       (695,092)         (781,353)          (654,141)         (651,600)         (224,534)         (243,691)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net               1,469,986          (390,876)          (231,045)          811,884            50,006           (75,988)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           859,591        (1,316,248)          (886,241)          216,599          (123,247)         (421,484)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                  1,279,158          (922,476)          (474,617)        1,334,720           (22,376)         (134,503)
NET ASSETS AT BEGINNING
   OF PERIOD                   7,486,533         8,409,009          9,095,335         7,760,615         2,609,423         2,743,926
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END
   OF PERIOD            $      8,765,691  $      7,486,533  $       8,620,718  $      9,095,335  $      2,587,047  $      2,609,423
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                     393,207           461,897            418,876           408,438           165,399           195,898
         Units issued            119,270            30,860             86,310            87,707            22,129             6,173
         Units redeemed          (74,532)          (99,550)          (125,911)          (77,269)          (31,062)          (36,672)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period              437,945           393,207            379,275           418,876           156,466           165,399
                        ================  ================  =================  ================  ================  ================

(d)  Previously known as Federated Capital Income Fund II

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity Variable                   Fidelity Variable                   Fidelity Variable
                              Insurance Products Fund             Insurance Products Fund             Insurance Products Fund
                                    Sub-Account                         Sub-Account                         Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                                                                                                VIP
                                 VIP Asset Manager                     VIP Contrafund                    Emerging Markets
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011             2010               2011               2010              2011              2010 (z)
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $        134,284  $        112,513  $         473,396  $        577,315  $          1,462  $            308
Net realized gains
   (losses)                       87,219          (102,481)          (370,824)       (1,215,677)             (236)              173
Change in unrealized
   gains (losses)               (457,981)        1,064,447         (1,708,748)        9,540,355           (28,632)            1,886
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                   (236,478)        1,074,479         (1,606,176)        8,901,993           (27,406)            2,367
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                         813,436           855,902          7,229,456         7,836,524           136,824            31,097
Benefit payments                 (61,400)          (18,341)          (364,551)         (187,897)                -                 -
Payments on termination         (420,858)         (520,071)        (4,007,064)       (4,279,877)           (1,436)             (109)
Loans - net                       43,155           (65,797)          (506,033)         (506,404)             (288)                -
Records maintenance
   charge                       (666,268)         (721,746)        (4,999,488)       (5,331,962)          (35,457)           (7,824)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                (413,475)          386,626         (1,302,807)          179,249            21,159            15,299
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions          (705,410)          (83,427)        (3,950,487)       (2,290,367)          120,802            38,463
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                   (941,888)          991,052         (5,556,663)        6,611,626            93,396            40,830
NET ASSETS AT BEGINNING
   OF PERIOD                   9,080,446         8,089,394         61,286,184        54,674,558            40,830                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $      8,138,558  $      9,080,446  $      55,729,521  $     61,286,184  $        134,226  $         40,830
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                     446,314           448,366          2,559,334         2,630,710             3,571                 -
         Units issued             23,552           117,683            133,017           157,787            13,146             3,678
         Units redeemed          (58,172)         (119,735)          (271,250)         (229,163)           (1,857)             (107)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period              411,694           446,314          2,421,101         2,559,334            14,860             3,571
                        ================  ================  =================  ================  ================  ================

(z)  For period beginning April 30, 2010 and ended December 31, 2010

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity Variable                    Fidelity Variable                  Fidelity Variable
                              Insurance Products Fund              Insurance Products Fund            Insurance Products Fund
                                    Sub-Account                          Sub-Account                        Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                                                                                                VIP
                                 VIP Equity-Income                       VIP Growth                        Growth & Income
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011               2010             2011               2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $        659,572  $        422,282  $          27,817  $         (5,634) $          2,819  $            681
Net realized gains
   (losses)                     (413,049)         (986,552)           639,502          (352,767)            2,479               581
Change in unrealized
   gains (losses)                (33,714)        4,587,091           (834,944)        7,222,547            (2,595)           11,456
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                    212,809         4,022,821           (167,625)        6,864,146             2,703            12,718
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                       3,600,518         3,869,360          4,384,024         4,704,643           107,795            82,220
Benefit payments                (159,576)          (99,229)          (268,415)          (88,421)                -                 -
Payments on
   termination                (1,938,630)       (2,252,953)        (2,760,210)       (2,709,735)          (10,464)           (9,431)
Loans - net                     (170,252)         (253,887)          (338,017)         (385,679)               15              (501)
Records maintenance
   charge                     (2,654,258)       (2,888,067)        (3,257,543)       (3,297,194)          (44,750)          (31,663)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                (336,256)         (728,710)          (516,876)         (430,611)           (5,316)            7,442
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions        (1,658,454)       (2,353,486)        (2,757,037)       (2,206,997)           47,280            48,067
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE)
   IN NET ASSETS              (1,445,645)        1,669,335         (2,924,662)        4,657,149            49,983            60,785
NET ASSETS AT
   BEGINNING OF PERIOD        30,667,319        28,997,984         35,254,881        30,597,732           107,902            47,117
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $     29,221,674  $     30,667,319  $      32,330,219  $     35,254,881  $        157,885  $        107,902
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                   1,490,237         1,580,732          2,054,409         2,163,184            12,125             6,082
         Units issued             62,276            35,368            222,724           167,964             7,164             7,070
         Units redeemed         (117,196)         (125,863)          (387,668)         (276,739)           (1,828)           (1,027)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding
      at end of period         1,435,317         1,490,237          1,889,465         2,054,409            17,461            12,125
                        ================  ================  =================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity Variable                    Fidelity Variable                   Fidelity Variable
                              Insurance Products Fund              Insurance Products Fund             Insurance Products Fund
                                    Sub-Account                          Sub-Account                         Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                        VIP                                                                     VIP
                                    High Income                          VIP Index 500                Index 500 - Service Class
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011               2010             2011               2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $         16,076  $          6,387  $         788,438  $        719,570  $         21,157  $         11,482
Net realized gains
   (losses)                          167               304            983,640           469,085            25,660            10,068
Change in unrealized
   gains (losses)                (13,512)              784           (953,569)        4,061,706           (25,551)           60,553
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                      2,731             7,475            818,509         5,250,361            21,266            82,103
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          87,491            68,485          5,499,884         6,158,979           604,679           629,283
Benefit payments                       -                 -            (50,291)         (103,363)                -            (1,517)
Payments on
   termination                    (5,538)           (2,461)        (2,892,151)       (2,704,990)          (59,173)          (41,034)
Loans - net                       (3,236)                -           (464,891)         (430,713)           (6,842)           (1,805)
Records maintenance
   charge                        (33,465)          (20,610)        (3,634,227)       (3,945,346)         (261,897)         (197,314)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 103,496             7,830            301,671            87,340            32,824            10,944
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           148,748            53,244         (1,240,005)         (938,093)          309,591           398,557
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                    151,479            60,719           (421,496)        4,312,268           330,857           480,660
NET ASSETS AT
   BEGINNING OF PERIOD            85,794            25,075         40,394,948        36,082,680           797,789           317,129
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $        237,273  $         85,794  $      39,973,452  $     40,394,948  $      1,128,646  $        797,789
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                       7,073             2,353          2,857,435         2,930,231            84,199            38,461
         Units issued             12,458             5,170            129,755           153,662            38,211            50,647
         Units redeemed             (727)             (450)          (213,928)         (226,458)           (5,547)           (4,909)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding
      at end of period            18,804             7,073          2,773,262         2,857,435           116,863            84,199
                        ================  ================  =================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity Variable                    Fidelity Variable                   Fidelity Variable
                              Insurance Products Fund              Insurance Products Fund             Insurance Products Fund
                                    Sub-Account                          Sub-Account                         Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                                                             VIP
                             VIP Investment Grade Bond                     Mid Cap                         VIP Money Market
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011               2010             2011               2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $        173,134  $        162,895  $           1,803  $          1,387  $        (11,504) $          5,609
Net realized gains
   (losses)                      149,412            66,171              3,039             3,539                 -            18,342
Change in unrealized
   gains (losses)                 24,071            95,523            (71,978)           73,733                 -                 -
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                    346,617           324,589            (67,136)           78,659           (11,504)           23,951
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                       1,069,167         1,085,475            425,942           258,164         4,055,392         4,693,457
Benefit payments                 (10,725)           (1,559)                 -                 -           (95,838)         (177,337)
Payments on
   termination                  (502,281)         (300,921)           (16,774)          (15,128)       (5,852,319)       (4,629,380)
Loans - net                      (43,276)          (56,443)           (12,713)             (999)         (257,148)          (87,853)
Records maintenance
   charge                       (585,331)         (630,250)          (125,866)          (79,537)       (2,926,218)       (3,271,059)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 492,869           312,054             15,303            20,221         4,321,435        (1,930,841)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           420,423           408,356            285,892           182,721          (754,696)       (5,403,013)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                    767,040           732,945            218,756           261,380          (766,200)       (5,379,062)
NET ASSETS AT
   BEGINNING OF PERIOD         4,618,768         3,885,823            429,325           167,945        29,007,629        34,386,691
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $      5,385,808  $      4,618,768  $         648,081  $        429,325  $     28,241,429  $     29,007,629
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                     319,566           289,033             37,508            18,903         1,945,999         2,307,697
         Units issued             58,723            53,039             27,819            20,671         1,311,383         1,501,443
         Units redeemed          (29,890)          (22,506)            (1,985)           (2,066)       (1,349,286)       (1,863,141)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding
      at end of period           348,399           319,566             63,342            37,508         1,908,096         1,945,999
                        ================  ================  =================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                 Fidelity Variable                    Fidelity Variable                   Fidelity Variable
                              Insurance Products Fund              Insurance Products Fund             Insurance Products Fund
                                    Sub-Account                          Sub-Account                         Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                                                             VIP                                 VIP
                                    VIP Overseas                         Real Estate                       Value Strategies
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011               2010             2011               2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $        178,643  $        177,739  $           2,585  $          1,571  $          1,027  $            259
Net realized gains
   (losses)                     (347,777)         (891,758)             4,581             5,024               792               502
Change in unrealized
   gains (losses)             (2,603,268)        2,502,923              7,247            16,733           (10,971)            8,739
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                 (2,772,402)        1,788,904             14,413            23,328            (9,152)            9,500
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                       1,890,116         2,131,023            145,654            95,484            42,540            32,350
Benefit payments                 (57,215)          (66,413)                 -                 -                 -                 -
Payments on
   termination                  (928,198)       (1,081,914)           (18,966)           (9,975)             (994)           (2,287)
Loans - net                     (124,357)         (209,489)            (5,000)                -              (575)                -
Records maintenance
   charge                     (1,242,591)       (1,395,948)           (45,248)          (28,118)          (15,980)          (11,814)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                (397,274)         (368,464)             8,041               (70)           23,763             3,052
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions          (859,519)         (991,205)            84,481            57,321            48,754            21,301
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                 (3,631,921)          797,699             98,894            80,649            39,602            30,801
NET ASSETS AT
   BEGINNING OF PERIOD        16,380,651        15,582,952            133,873            53,224            53,434            22,633
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $     12,748,730  $     16,380,651  $         232,767  $        133,873  $         93,036  $         53,434
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                     928,946           987,942             13,936             7,226             5,185             2,781
         Units issued            118,684           150,444             10,654             8,728             5,484             2,752
         Units redeemed         (171,158)         (209,440)            (2,171)           (2,018)             (770)             (348)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding
      at end of period           876,472           928,946             22,419            13,936             9,899             5,185
                        ================  ================  =================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                             Franklin
                            Templeton                   Franklin                             Franklin
                           Investments            Templeton Investments               Templeton Investments
                           Sub-Account                 Sub-Account                         Sub-Account
                        ----------------- ------------------------------------ -----------------------------------
                            VIP Global                 VIP Global                            VIP High
                         Asset Allocation           Income Securities                   Income Securities
                        ----------------- ------------------------------------ -----------------------------------
                            2010 (aa)            2011              2010               2011              2010
                        ----------------- ----------------- ------------------ ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $          2,770  $         26,652  $           5,352   $         3,620  $          2,234
Net realized gains
   (losses)                        4,877             4,671              4,761               581               628
Change in unrealized
   gains (losses)                 (5,294)          (40,339)            28,602            (1,556)            1,738
                        ----------------  ----------------  -----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                      2,353            (9,016)            38,715             2,645             4,600
                        ----------------  ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          31,532           203,235            198,234            43,668            27,969
Benefit payments                    (208)                -                  -                 -                (2)
Payments on
   termination                      (404)          (36,418)            (6,824)           (1,785)             (532)
Loans - net                       (2,090)          (15,145)                (2)             (714)             (732)
Records maintenance
   charge                         (7,231)          (51,317)           (35,413)          (15,273)          (11,002)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (89,532)           68,390             66,978               341               969
                        ----------------  ----------------  -----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           (67,933)          168,745            222,973            26,237            16,670
                        ----------------  ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                    (65,580)          159,729            261,688            28,882            21,270
NET ASSETS AT
   BEGINNING OF PERIOD            65,580           382,080            120,392            48,296            27,026
                        ----------------  ----------------  -----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $              -  $        541,809  $         382,080   $        77,178  $         48,296
                        ================  ================  =================  ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                       7,069            27,672             10,002             3,941             2,507
         Units issued              2,388            15,541             25,825             2,679             2,016
         Units redeemed           (9,457)           (3,732)            (8,155)             (602)             (582)
                        ----------------  ----------------  -----------------  ----------------  ----------------
   Units outstanding
      at end of period                 -            39,481             27,672             6,018             3,941
                        ================  ================  =================  ================  ================

(aa) For period beginning January 1, 2010, and ended April 23, 2010

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                      Franklin                            Franklin                             Franklin
                               Templeton Investments               Templeton Investments                Templeton Investments
                                    Sub-Account                         Sub-Account                          Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                         VIP                          VIP Mutual Global                       VIP Mutual
                                 Income Securities                  Discovery Securities                  Shares Securities
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011               2010             2011               2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $          7,263  $          4,460  $           4,442  $          3,411  $          2,463  $            998
Net realized gains
   (losses)                        9,882               695             21,806               515               477             1,014
Change in unrealized
   gains (losses)                 (9,141)           10,136            (23,425)           18,661            (3,795)            4,034
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                      8,004            15,291              2,823            22,587              (855)            6,046
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          89,616            70,056            106,736            72,753            57,126            38,155
Benefit payments                       -                 -                  -                 -                 -                 -
Payments on
   termination                    (7,550)           (2,597)           (13,194)           (3,300)           (3,839)           (6,180)
Loans - net                            -                 -               (708)             (210)                -                 -
Records maintenance
   charge                        (29,073)          (21,620)           (36,917)          (26,782)          (17,796)          (12,178)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (68,095)           64,907           (107,703)          140,432             3,404             7,236
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           (15,102)          110,746            (51,786)          182,893            38,895            27,033
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     (7,098)          126,037            (48,963)          205,480            38,040            33,079
NET ASSETS AT
   BEGINNING OF PERIOD           165,570            39,533            270,890            65,410            70,205            37,126
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $        158,472  $        165,570  $         221,927  $        270,890  $        108,245  $         70,205
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                      15,449             4,163             26,091             7,071             7,513             4,429
         Units issued              6,112            12,339              8,391            19,966             5,210             4,798
         Units redeemed           (7,164)           (1,053)           (12,507)             (946)           (1,047)           (1,714)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding
      at end of period            14,397            15,449             21,975            26,091            11,676             7,513
                        ================  ================  =================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                      Franklin                            Franklin                             Franklin
                               Templeton Investments               Templeton Investments                Templeton Investments
                                    Sub-Account                         Sub-Account                          Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                     VIP Small                         VIP Small-Mid                        VIP Strategic
                                Cap Value Securities               Cap Growth Securities                  Income Securities
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011               2010             2011               2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $          1,791  $            864  $               -  $              -  $          4,917  $          2,012
Net realized gains
   (losses)                        1,202             1,765             11,197             2,013               365               669
Change in unrealized
   gains (losses)                 (9,342)           25,677            (14,440)           17,316            (3,269)            1,756
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                     (6,349)           28,306             (3,243)           19,329             2,013             4,437
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                         118,775            78,370             73,949            77,239            55,999            45,386
Benefit payments                       -                 -                  -                (3)                -                (3)
Payments on
   termination                    (5,905)          (10,246)            (5,232)           (8,171)           (9,618)           (3,625)
Loans - net                         (608)             (483)              (708)             (210)             (615)                -
Records maintenance
   charge                        (49,744)          (30,354)           (25,032)          (18,819)          (19,605)          (12,245)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  41,055            19,277            (24,721)           (6,413)            2,965            12,218
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           103,573            56,564             18,256            43,623            29,126            41,731
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     97,224            84,870             15,013            62,952            31,139            46,168
NET ASSETS AT
   BEGINNING OF PERIOD           146,822            61,952             99,552            36,600            64,552            18,384
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $        244,046  $        146,822  $         114,565  $         99,552  $         95,691  $         64,552
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                      13,419             7,276              8,870             4,172             5,307             1,681
         Units issued             10,519             7,723              5,714             6,150             3,364             4,941
         Units redeemed             (817)           (1,580)            (3,885)           (1,452)           (1,017)           (1,315)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding
      at end of period            23,121            13,419             10,699             8,870             7,654             5,307
                        ================  ================  =================  ================  ================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                      Franklin
                               Templeton Investments                      Ibbotson                              Ibbotson
                                    Sub-Account                         Sub-Account                           Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                         VIP                         Aggressive Growth                       Balanced ETF
                                  U.S. Government                   ETF Asset Allocation                   Asset Allocation
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011               2010             2011               2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $          4,921  $          4,294  $          23,733  $          6,478  $         38,387  $         13,982
Net realized gains
   (losses)                          309               544             17,816            13,232            81,516             8,912
Change in unrealized
   gains (losses)                  3,595               948           (141,758)          175,131          (151,105)          186,085
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                      8,825             5,786           (100,209)          194,841           (31,202)          208,979
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          46,869           124,163          1,078,921           953,315         1,123,193           893,839
Benefit payments                       -                 -             (1,925)           (4,843)                -                 -
Payments on
   termination                    (5,523)          (10,999)          (116,149)          (57,746)         (160,802)         (112,384)
Loans - net                      (11,918)                -            (25,011)             (841)            7,042            20,553
Records maintenance
   charge                        (22,242)          (21,296)          (481,359)         (377,898)         (526,642)         (399,826)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  10,426             8,323            106,169            53,755           947,927           687,514
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions            17,612           100,191            560,646           565,742         1,390,718         1,089,696
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     26,437           105,977            460,437           760,583         1,359,516         1,298,675
NET ASSETS AT
   BEGINNING OF PERIOD           138,713            32,736          1,572,981           812,398         2,213,671           914,996
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $        165,150  $        138,713  $       2,033,418  $      1,572,981  $      3,573,187  $      2,213,671
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                      12,086             3,011            156,183            92,998           194,852            93,223
         Units issued              3,670            13,404             67,356            72,333           132,646           107,454
         Units redeemed           (2,176)           (4,329)           (12,307)           (9,148)          (19,926)           (5,825)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding
      at end of period            13,580            12,086            211,232           156,183           307,572           194,852
                        ================  ================  =================  ================  ================  ================

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                     Ibbotson                             Ibbotson                             Ibbotson
                                   Sub-Account                          Sub-Account                          Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                 Conservative ETF                        Growth ETF                       Income and Growth
                                 Asset Allocation                     Asset Allocation                  ETF Asset Allocation
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011               2010             2011               2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $          7,237  $          6,481  $          54,403  $         22,207  $          6,543  $          2,900
Net realized gains
   (losses)                       21,156             4,534             87,095             5,897            17,040             2,030
Change in unrealized
   gains (losses)                (10,854)           14,353           (290,273)          332,950           (15,872)           31,220
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                     17,539            25,368           (148,775)          361,054             7,711            36,150
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                         144,872           112,500          1,981,562         1,717,427           210,336           176,296
Benefit payments                       -                 -             (2,763)                -                 -                 -
Payments on
   termination                   (55,277)          (24,765)          (258,750)          (91,689)          (49,585)          (30,707)
Loans - net                       (3,347)              500            (16,137)           (6,662)            2,991               (13)
Records maintenance
   charge                       (104,211)          (67,719)          (854,229)         (658,074)         (117,349)          (93,037)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (18,038)          238,173            296,050           453,723           115,396           226,631
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           (36,001)          258,689          1,145,733         1,414,725           161,789           279,170
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                    (18,462)          284,057            996,958         1,775,779           169,500           315,320
NET ASSETS AT
   BEGINNING OF PERIOD           533,549           249,492          3,263,122         1,487,343           498,693           183,373
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $        515,087  $        533,549  $       4,260,080  $      3,263,122  $        668,193  $        498,693
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                      46,240            23,101            313,584           167,320            42,433            17,493
         Units issued             13,332            32,041            138,212           152,687            22,826            28,279
         Units redeemed          (16,176)           (8,902)           (28,163)           (6,423)           (9,104)           (3,339)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding
      at end of period            43,396            46,240            423,633           313,584            56,155            42,433
                        ================  ================  =================  ================  ================  ================

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                    Invesco Funds                      Invesco Funds                        Invesco Funds
                                     Sub-Account                        Sub-Account                          Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                                                          Invesco                              Invesco
                              Invesco LIT Government               LIT Growth and Income               UIF High Yield Class I
                        ----------------------------------- ------------------------------------ -----------------------------------
                             2011 (e)            2010              2011              2010             2011 (e)            2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $         36,966  $          1,480  $          43,072  $          3,079  $         38,996  $         26,866
Net realized gains
   (losses)                      (15,401)            1,186             (1,599)          (26,066)          (21,185)           (2,028)
Change in unrealized
   gains (losses)                (12,677)           36,546           (110,756)          399,653                76             8,330
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                      8,888            39,212            (69,283)          376,666            17,887            33,168
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          64,187           266,111            686,135           782,226            15,136            49,119
Benefit payments                       -           (13,024)            (2,233)                -                 -                 -
Payments on
   termination                    (8,004)          (79,286)          (242,273)         (292,664)          (11,973)          (27,990)
Loans - net                      (12,132)           (4,791)           (47,682)          (85,100)             (276)          (11,711)
Records maintenance
   charge                        (34,025)         (130,901)          (354,736)         (405,445)           (9,669)          (30,771)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                (829,852)            4,350             (3,870)          (23,652)         (355,420)           68,956
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions          (819,826)           42,459             35,341           (24,635)         (362,202)           47,603
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                   (810,938)           81,671            (33,942)          352,031          (344,315)           80,771
NET ASSETS AT
   BEGINNING OF PERIOD           810,938           729,267          3,330,090         2,978,059           344,315           263,544
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $              -  $        810,938  $       3,296,148  $      3,330,090  $              -  $        344,315
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                      63,060            59,593            177,469           175,164            18,527            15,899
         Units issued              3,110            13,320             14,272            21,190               361             7,626
         Units redeemed          (66,170)           (9,853)           (11,471)          (18,885)          (18,888)           (4,998)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding
      at end of period                 -            63,060            180,270           177,469                 -            18,527
                        ================  ================  =================  ================  ================  ================

(e)  For period beginning January 1, 2011, and ended April 29, 2011

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                  Invesco Funds                        Invesco Funds                        Invesco Funds
                                   Sub-Account                          Sub-Account                          Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                              Invesco UIF U.S. Small                                                         Invesco V.I.
                              Mid Cap Value Class I               Invesco V.I. Basic Value              Capital Appreciation
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011               2010             2011               2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $         49,648  $         61,877  $          38,260  $         23,333  $          1,963  $          8,395
Net realized gains
   (losses)                     (292,894)         (751,549)           (78,889)         (289,850)            2,416           (13,979)
Change in unrealized
   gains (losses)                224,733         2,528,397            (93,532)          579,862          (102,088)          172,879
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                    (18,513)        1,838,725           (134,161)          313,345           (97,709)          167,295
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                         878,227           893,801            614,210           707,259           331,673           348,509
Benefit payments                  (2,200)          (65,300)           (14,507)          (36,872)           (4,252)           (1,010)
Payments on
   termination                  (560,155)         (708,775)          (272,634)         (258,061)         (110,290)          (91,056)
Loans - net                      (98,001)          (70,569)           (38,670)          (23,905)          (24,384)          (10,563)
Records maintenance
   charge                       (701,624)         (691,633)          (386,873)         (440,894)         (161,273)         (184,877)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                (436,446)        1,127,407            (30,964)         (551,132)          (21,829)          (27,274)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions          (920,199)          484,931           (129,438)         (603,605)            9,645            33,729
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                   (938,712)        2,323,656           (263,599)         (290,260)          (88,064)          201,024
NET ASSETS AT
   BEGINNING OF PERIOD        10,687,294         8,363,638          4,601,747         4,892,007         1,261,524         1,060,500
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $      9,748,582  $     10,687,294  $       4,338,148  $      4,601,747  $      1,173,460  $      1,261,524
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                     652,212           620,811            454,201           518,470           110,973           107,739
         Units issued            130,877           212,228             26,282            34,752            11,917            14,336
         Units redeemed         (191,392)         (180,827)           (38,621)          (99,021)          (10,797)          (11,102)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding
      at end of period           591,697           652,212            441,862           454,201           112,093           110,973
                        ================  ================  =================  ================  ================  ================

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                   Invesco Funds               Invesco Funds     Invesco Funds               Invesco Funds
                                    Sub-Account                 Sub-Account       Sub-Account                 Sub-Account
                        ----------------------------------- ------------------ ----------------- -----------------------------------
                                                               Invesco V.I.
                                                                Government       Invesco V.I.                Invesco V.I.
                              Invesco V.I. Core Equity          Securities        High Yield             Mid Cap Core Equity
                        ----------------------------------- ------------------ ----------------- -----------------------------------
                               2011              2010            2011 (f)           2011 (f)            2011              2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $          4,606  $          4,003  $               -  $              -  $          5,626  $          9,791
Net realized gains
   (losses)                        3,841               120              2,786            (4,477)            9,665            (5,819)
Change in unrealized
   gains (losses)                 (9,888)           34,151             56,586            (9,944)         (134,463)          230,612
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                     (1,441)           38,274             59,372           (14,421)         (119,172)          234,584
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                         107,547           116,101            191,565            29,705           369,688           407,986
Benefit payments                       -                 -               (674)           (1,610)                -            (8,934)
Payments on
   termination                   (29,017)          (13,671)           (40,631)          (14,387)         (139,422)          (86,679)
Loans - net                       (5,648)           (4,777)            (6,813)           (1,337)          (13,356)          (12,496)
Records maintenance
   charge                        (57,023)          (62,481)           (72,299)          (19,676)         (192,226)         (220,796)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  (5,378)           19,303            815,182           315,506           (49,307)          (86,171)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions            10,481            54,475            886,330           308,201           (24,623)           (7,090)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                      9,040            92,749            945,702           293,780          (143,795)          227,494
NET ASSETS AT
   BEGINNING OF PERIOD           450,805           358,056                  -                 -         1,896,775         1,669,281
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $        459,845  $        450,805  $         945,702  $        293,780  $      1,752,980  $      1,896,775
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                      38,900            33,849                  -                 -           124,502           125,032
         Units issued              5,705             6,891             96,135            38,124            11,235            10,435
         Units redeemed           (4,899)           (1,840)            (7,622)           (7,638)          (12,835)          (10,965)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding
      at end of period            39,706            38,900             88,513            30,486           122,902           124,502
                        ================  ================  =================  ================  ================  ================

(f)  For period beginning April 29, 2011, and ended December 31, 2011

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                      Invesco                             Invesco
                                 Funds (Class II)                     Funds (Class II)                    Janus Aspen Series
                                   Sub-Account                          Sub-Account                           Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                              Invesco LIT Growth and                Invesco LIT Mid Cap
                                Income (Class II)                    Growth (Class II)                          Balanced
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011               2010             2011               2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $         37,724  $         (8,518) $          (5,623) $         (3,841) $        630,125  $        773,953
Net realized gains
   (losses)                        6,291           (62,088)           352,519            (4,142)        2,077,765           494,584
Change in unrealized
   gains (losses)               (152,349)          617,290           (590,142)          883,584        (2,248,963)        1,061,022
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                   (108,334)          546,684           (243,246)          875,601           458,927         2,329,559
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                         313,791           366,558            443,224           468,610         2,648,053         2,858,193
Benefit payments                  (8,847)          (20,981)            (2,253)           (6,370)         (133,328)          (96,333)
Payments on
   termination                  (358,863)         (283,432)          (230,032)         (223,759)       (2,046,164)       (2,202,750)
Loans - net                      (15,924)          (30,881)           (54,525)            6,249          (212,140)         (176,457)
Records maintenance
   charge                       (292,425)         (303,646)          (332,200)         (327,474)       (2,352,093)       (2,515,125)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  23,441            98,456           (904,977)          196,461        (1,688,693)          343,174
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions          (338,827)         (173,926)        (1,080,763)          113,717        (3,784,365)       (1,789,298)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                   (447,161)          372,758         (1,324,009)          989,318        (3,325,438)          540,261
NET ASSETS AT
   BEGINNING OF PERIOD         5,110,690         4,737,932          4,324,203         3,334,885        31,338,527        30,798,266
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $      4,663,529  $      5,110,690  $       3,000,194  $      4,324,203  $     28,013,089  $     31,338,527
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                     354,642           367,844            267,113           261,769         1,075,983         1,126,308
         Units issued             23,239            27,895             48,641            60,696            24,534           107,767
         Units redeemed          (45,624)          (41,097)          (109,965)          (55,352)         (150,398)         (158,092)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding
      at end of period           332,257           354,642            205,789           267,113           950,119         1,075,983
                        ================  ================  =================  ================  ================  ================

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                Janus Aspen Series                   Janus Aspen Series                   Janus Aspen Series
                                   Sub-Account                          Sub-Account                           Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                    Enterprise                         Flexible Bond                        Forty Portfolio
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011               2010             2011               2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $        (94,755) $        (71,020) $         300,786  $        263,716  $          8,478  $          6,790
Net realized gains
   (losses)                      937,979            77,041            504,791           301,665            44,592            (5,108)
Change in unrealized
   gains (losses)             (1,261,296)        7,056,890           (319,016)           (4,592)         (253,503)          187,046
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                   (418,072)        7,062,911            486,561           560,789          (200,433)          188,728
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                       2,585,799         2,840,453            612,022           659,330           686,358           793,347
Benefit payments                 (98,347)          (61,080)           (79,992)          (10,513)                -            (3,617)
Payments on
   termination                (2,330,511)       (2,414,318)          (448,278)         (517,953)         (282,645)         (321,303)
Loans - net                     (381,941)         (279,040)           (73,161)          (66,408)          (42,191)          (25,356)
Records maintenance
   charge                     (2,381,349)       (2,441,063)          (574,063)         (606,526)         (382,103)         (435,615)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net              (1,166,782)         (654,193)         1,130,723          (162,694)         (199,326)           24,565
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions        (3,773,131)       (3,009,241)           567,251          (704,764)         (219,907)           32,021
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                 (4,191,203)        4,053,670          1,053,812          (143,975)         (420,340)          220,749
NET ASSETS AT
   BEGINNING OF PERIOD        33,800,435        29,746,765          7,171,794         7,315,769         3,166,934         2,946,185
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $     29,609,232  $     33,800,435  $       8,225,606  $      7,171,794  $      2,746,594  $      3,166,934
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                   1,283,988         1,407,512            309,159           336,300           204,544           194,605
         Units issued             39,012            22,994             74,639            24,293            29,754            66,987
         Units redeemed         (180,664)         (146,518)           (46,354)          (51,434)          (47,188)          (57,048)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding
      at end of period         1,142,336         1,283,988            337,444           309,159           187,110           204,544
                        ================  ================  =================  ================  ================  ================

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                           Janus Aspen
                              Series               Janus Aspen Series                   Janus Aspen Series
                           Sub-Account                Sub-Account                          Sub-Account
                        ----------------- ------------------------------------ -----------------------------------
                              Global
                          Life Sciences            Global Technology                     Janus Portfolio
                        ----------------- ------------------------------------ -----------------------------------
                            2010 (ab)           2011               2010              2011              2010
                        ----------------- ----------------- ------------------ ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $             32  $              -  $               -  $         63,694  $        195,661
Net realized gains
   (losses)                        2,243             2,721              1,195           338,123           (63,795)
Change in unrealized
   gains (losses)                 (1,870)           (9,908)            11,783        (1,718,942)        3,276,719
                        ----------------  ----------------  -----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                        405            (7,187)            12,978        (1,317,125)        3,408,585
                        ----------------  ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                           4,157            54,907             47,482         2,476,245         2,682,548
Benefit payments                       -                 -                  -          (215,051)          (97,186)
Payments on
   termination                       (36)           (5,065)            (1,191)       (1,836,183)       (1,626,670)
Loans - net                         (522)             (157)            (1,755)         (281,727)         (223,299)
Records maintenance
   charge                         (1,579)          (21,407)           (15,020)       (2,037,016)       (2,217,812)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (18,394)           (3,471)            10,699        (1,244,663)         (511,428)
                        ----------------  ----------------  -----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           (16,374)           24,807             40,215        (3,138,395)       (1,993,847)
                        ----------------  ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                    (15,969)           17,620             53,193        (4,455,520)        1,414,738
NET ASSETS AT
   BEGINNING OF PERIOD            15,969            74,204             21,011        27,147,154        25,732,416
                        ----------------  ----------------  -----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $              -  $         91,824  $          74,204  $     22,691,634  $     27,147,154
                        ================  ================  =================  ================  ================
UNITS OUTSTANDING
   Units outstanding
      at beginning of
      period                       1,684             6,333              2,239         1,505,753         1,616,140
         Units issued                287             4,434              5,202            17,243            18,417
         Units redeemed           (1,971)           (2,185)            (1,108)         (199,316)         (128,804)
                        ----------------  ----------------  -----------------  ----------------  ----------------
   Units outstanding
      at end of period                 -             8,582              6,333         1,323,680         1,505,753
                        ================  ================  =================  ================  ================

(ab) For period beginning January 1, 2010, and ended April 30, 2010

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    Janus Aspen
                                 Janus Aspen Series                  Janus Aspen Series                Series
                                    Sub-Account                          Sub-Account                Sub-Account
                        ----------------------------------- ------------------------------------ -----------------
                                        Mid                                                           Research
                                     Cap Value                            Overseas                 Core Portfolio
                        ----------------- ----------------- ------------------ ----------------- -----------------
                               2011              2010              2011               2010           2010 (ab)
                        ----------------- ----------------- ------------------ ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $          1,077  $            672  $           1,988  $          2,138  $             90
Net realized gains
   (losses)                        2,334               512              9,830             6,075             2,785
Change in unrealized
   gains (losses)                 (6,645)           10,554           (167,266)           60,070            (2,136)
                        ----------------  ----------------  -----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                     (3,234)           11,738           (155,448)           68,283               739
                        ----------------  ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          85,577            92,347            284,649           238,150             3,098
Benefit payments                       -                 -                  -                (3)                -
Payments on termination           (8,455)           (6,379)           (24,095)          (12,678)             (376)
Loans - net                       (6,949)             (501)           (12,923)                -                 -
Records maintenance
   charge                        (34,421)          (19,509)           (87,758)          (67,220)           (1,537)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                    (120)            8,674             30,766            (2,099)          (12,760)
                        ----------------  ----------------  -----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions            35,632            74,632            190,639           156,150           (11,575)
                        ----------------  ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     32,398            86,370             35,191           224,433           (10,836)
NET ASSETS AT BEGINNING
   OF PERIOD                     112,692            26,322            390,538           166,105            10,836
                        ----------------  ----------------  -----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $        145,090  $        112,692  $         425,729  $        390,538  $              -
                        ================  ================  =================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      10,240             2,766             37,045            19,744             1,308
         Units issued              5,079             8,306             30,514            21,778               221
         Units redeemed           (1,777)             (832)            (8,024)           (4,477)           (1,529)
                        ----------------  ----------------  -----------------  ----------------  ----------------
   Units outstanding at
      end of period               13,542            10,240             59,535            37,045                 -
                        ================  ================  =================  ================  ================

(ab) For period beginning January 1, 2010, and ended April 30, 2010

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                         Janus Aspen                         Janus Aspen
                                 Janus Aspen Series                Series (Service Shares)             Series (Service Shares)
                                    Sub-Account                          Sub-Account                         Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                                                                                               Mid Cap
                                   Worldwide (g)                  Balanced (Service Shares)             Value (Service Shares)
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011               2010              2011             2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $         55,975  $         65,004  $         104,488  $        109,674  $         16,692  $         12,893
Net realized gains
   (losses)                      192,924           (21,255)           258,735             8,851            12,111            (8,652)
Change in unrealized
   gains (losses)             (3,831,450)        3,627,209           (302,299)          219,654          (112,147)          367,721
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                 (3,582,551)        3,670,958             60,924           338,179           (83,344)          371,962
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                       2,518,484         2,738,794          1,021,392         1,080,726           556,296           614,357
Benefit payments                (120,119)         (103,052)           (48,127)             (255)           (1,225)             (181)
Payments on termination       (1,885,113)       (1,963,106)          (355,317)         (292,518)         (173,745)         (211,955)
Loans - net                     (201,429)         (230,027)           (47,949)          (34,551)          (52,665)          (43,500)
Records maintenance
   charge                     (2,120,873)       (2,302,339)          (527,471)         (588,486)         (310,146)         (351,368)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                (149,993)          229,988              9,099            98,317           (16,279)            5,797
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions        (1,959,043)       (1,629,742)            51,627           263,233             2,236            13,150
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                 (5,541,594)        2,041,216            112,551           601,412           (81,108)          385,112
NET ASSETS AT BEGINNING
   OF PERIOD                  27,259,062        25,217,846          4,595,910         3,994,498         2,804,706         2,419,594
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $     21,717,468  $     27,259,062  $       4,708,461  $      4,595,910  $      2,723,598  $      2,804,706
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                   1,471,920         1,576,042            243,436           228,759           163,531           162,751
         Units issued             28,584            48,276             19,305            24,887             9,841            20,709
         Units redeemed         (129,668)         (152,398)           (16,676)          (10,210)           (9,689)          (19,929)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period            1,370,836         1,471,920            246,065           243,436           163,683           163,531
                        ================  ================  =================  ================  ================  ================

(g)  Previously known as Worldwide Portfolio

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                               Janus Aspen                Janus Aspen
                                    Janus Aspen                  Series                      Series
                              Series (Service Shares)        (Service Shares)            (Service Shares)
                                    Sub-Account                Sub-Account                Sub-Account
                        ----------------------------------- ------------------ -----------------------------------
                                                              Risk-Managed
                                                                   Core                     Worldwide
                             Overseas (Service Shares)       (Service Shares)            (Service Shares)
                        ----------------------------------- ------------------ -----------------------------------
                               2011              2010            2010 (ab)            2011              2010
                        ----------------- ----------------- ------------------ ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $         15,254  $         28,103  $          11,763  $          3,290  $          2,955
Net realized gains
   (losses)                      111,068          (119,573)           (98,704)            3,025               849
Change in unrealized
   gains (losses)             (3,127,798)        1,850,010            129,373          (102,908)           86,078
                        ----------------  ----------------  -----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                 (3,001,476)        1,758,540             42,432           (96,593)           89,882
                        ----------------  ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                         913,680           918,150             54,846           116,899           127,126
Benefit payments                 (12,729)           (6,506)                 -              (809)                -
Payments on termination         (398,480)         (332,772)            (9,048)          (51,107)          (58,529)
Loans - net                      (51,587)          (37,091)            (3,853)           (3,438)          (11,116)
Records maintenance
   charge                       (624,159)         (676,040)           (26,124)          (59,604)          (64,185)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                (898,709)        2,074,450           (639,997)           29,204             2,456
                        ----------------  ----------------  -----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions        (1,071,984)        1,940,191           (624,176)           31,145            (4,248)
                        ----------------  ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                 (4,073,460)        3,698,731           (581,744)          (65,448)           85,634
NET ASSETS AT BEGINNING
   OF PERIOD                  10,162,540         6,463,809            581,744           664,571           578,937
                        ----------------  ----------------  -----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $      6,089,080  $     10,162,540  $               -  $        599,123  $        664,571
                        ================  ================  =================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                     967,610           768,477             49,737            39,619            39,870
         Units issued            140,554           345,106              1,684             4,968             4,485
         Units redeemed         (249,415)         (145,973)           (51,421)           (3,062)           (4,736)
                        ----------------  ----------------  -----------------  ----------------  ----------------
   Units outstanding at
      end of period              858,749           967,610                  -            41,525            39,619
                        ================  ================  =================  ================  ================

(ab) For period beginning January 1, 2010, and ended April 30, 2010

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                       Lazard                        Legg Mason Partners                 Legg Mason Partners
                              Retirement Series, Inc.            Variable Portfolios I, Inc.         Variable Portfolios I, Inc.
                                    Sub-Account                          Sub-Account                         Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                                              Legg Mason ClearBridge Variable
                                      Emerging                    Fundamental All Cap Value        Legg Mason ClearBridge Variable
                                   Markets Equity                       Class I (h)                  Large Cap Value Class I (i)
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011               2010              2011             2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $         31,725  $         21,583  $          11,947  $         14,123  $         43,766  $         35,546
Net realized gains
   (losses)                       50,498            17,908             (5,927)          (25,404)           (3,475)          (30,904)
Change in unrealized
   gains (losses)               (405,245)          327,319            (60,248)          141,781            42,418           109,524
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                   (323,022)          366,810            (54,228)          130,500            82,709           114,166
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                         269,781           307,690            165,435           182,815           185,475           199,323
Benefit payments                    (675)                -                  -                 -           (18,775)                -
Payments on termination         (269,243)         (106,046)           (57,571)          (78,944)         (112,028)         (183,725)
Loans - net                      (31,400)          (18,503)           (23,225)          (21,230)          (22,175)           (6,001)
Records maintenance
   charge                       (164,503)         (194,288)           (91,438)         (103,880)         (116,476)         (113,368)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (35,580)           79,924            (13,377)          (44,669)          409,859             6,238
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions          (231,620)           68,777            (20,176)          (65,908)          325,880           (97,533)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                   (554,642)          435,587            (74,404)           64,592           408,589            16,633
NET ASSETS AT BEGINNING
   OF PERIOD                   2,006,036         1,570,449            902,531           837,939         1,338,246         1,321,613
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $      1,451,394  $      2,006,036  $         828,127  $        902,531  $      1,746,835  $      1,338,246
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      36,405            34,968             98,303           106,422           106,397           115,108
         Units issued              3,839             6,485              7,406             9,308            89,005            10,869
         Units redeemed           (8,123)           (5,048)            (9,552)          (17,427)          (62,853)          (19,580)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               32,121            36,405             96,157            98,303           132,549           106,397
                        ================  ================  =================  ================  ================  ================

(h)  Previously known as Legg Mason ClearBridge Variable Value Class I
(i)  Previously known as Legg Mason ClearBridge Variable Investors Class I

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                 Legg Mason Partners                      MFS Variable                       MFS Variable
                             Variable Portfolios I, Inc.                Insurance Trust                    Insurance Trust
                                     Sub-Account                          Sub-Account                        Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                         Legg Mason Western Assets Variable
                               Global High Yield Bond                     MFS Growth                      MFS High Income (j)
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011               2010              2011             2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)               $        159,127  $        161,957  $          12,294  $          7,124  $         79,888  $         54,016
Net realized gains
   (losses)                       (2,287)           (7,808)           117,425            68,426               236            (2,709)
Change in unrealized
   gains (losses)               (124,318)           96,582           (140,796)          812,526           (45,851)           52,072
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                     32,522           250,731            (11,077)          888,076            34,273           103,379
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                         342,472           378,596            555,992           631,615           180,817           202,939
Benefit payments                  (3,683)           (4,804)           (11,332)           (6,366)             (393)                -
Payments on termination         (123,127)         (134,376)          (477,038)         (495,772)          (77,538)          (64,407)
Loans - net                      (27,203)          (14,849)           (93,754)          (83,984)           (6,144)           (3,610)
Records maintenance
   charge                       (207,998)         (241,316)          (444,089)         (449,770)         (109,408)         (124,544)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  30,261            (3,867)            67,258          (106,785)          (25,729)           43,151
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions            10,722           (20,616)          (402,963)         (511,062)          (38,395)           53,529
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     43,244           230,115           (414,040)          377,014            (4,122)          156,908
NET ASSETS AT BEGINNING
   OF PERIOD                   1,928,944         1,698,829          6,505,653         6,128,639           855,380           698,472
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $      1,972,188  $      1,928,944  $       6,091,613  $      6,505,653  $        851,258  $        855,380
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                     122,974           124,463            421,999           458,514            57,550            53,917
         Units issued              9,190            11,706             12,232            10,168             6,399             8,411
         Units redeemed           (8,549)          (13,195)           (37,802)          (46,683)           (8,935)           (4,778)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period              123,615           122,974            396,429           421,999            55,014            57,550
                        ================  ================  =================  ================  ================  ================

(j)  Previously known as MFS High Income Series

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                    MFS Variable                         MFS Variable                        MFS Variable
                                  Insurance Trust                      Insurance Trust                     Insurance Trust
                                    Sub-Account                          Sub-Account                         Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                   MFS Investors
                                  Growth Stock (k)                 MFS Investors Trust (l)              MFS New Discovery (m)
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011               2010              2011             2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $          3,612  $          2,643  $          38,476  $         46,241  $              -  $              -
Net realized gains
   (losses)                       11,085               862             27,948            24,373         1,531,602           119,817
Change in unrealized
   gains (losses)                 (8,780)           70,360           (153,710)          350,190        (2,385,249)        2,567,197
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                      5,917            73,865            (87,286)          420,804          (853,647)        2,687,014
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                         145,476           174,044            368,562           404,451           861,293           921,213
Benefit payments                  (6,249)                -             (6,618)           (2,974)          (30,224)           (2,311)
Payments on termination          (48,389)          (49,234)          (163,308)         (310,554)         (644,295)         (657,861)
Loans - net                      (27,480)           (3,474)           (33,272)          (75,069)         (128,271)         (100,709)
Records maintenance
   charge                        (83,297)          (96,980)          (279,912)         (293,076)         (669,941)         (652,457)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (11,036)          (28,975)            34,277           (12,472)       (1,055,281)          517,783
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           (30,975)           (4,619)           (80,271)         (289,694)       (1,666,719)           25,658
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                    (25,058)           69,246           (167,557)          131,110        (2,520,366)        2,712,672
NET ASSETS AT BEGINNING
   OF PERIOD                     659,309           590,063          4,144,903         4,013,793         9,952,430         7,239,758
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $        634,251  $        659,309  $       3,977,346  $      4,144,903  $      7,432,064  $      9,952,430
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      48,351            48,671            303,389           326,395           336,663           333,889
         Units issued              3,794             5,420             10,779            16,002            11,696            43,758
         Units redeemed           (5,899)           (5,740)           (16,553)          (39,008)          (68,188)          (40,984)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               46,246            48,351            297,615           303,389           280,171           336,663
                        ================  ================  =================  ================  ================  ================

(k)  Previously known as MFS Investors Growth Stock Series
(l)  Previously known as MFS Investors Trust Series
(m)  Previously known as MFS New Discovery Series

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                  MFS Variable                             MFS Variable                  MFS Variable
                                Insurance Trust                          Insurance Trust               Insurance Trust
                                  Sub-Account                              Sub-Account                   Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                MFS Research (n)                       MFS Total Return (o)           MFS Utilities (p)
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011              2010              2011              2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $         21,647  $         20,483  $         269,388  $        274,159  $         74,506  $         59,937
Net realized gains
   (losses)                       32,949            12,145              4,876           (67,727)           23,538           (16,440)
Change in unrealized
   gains (losses)                (68,239)          314,895            (78,402)          764,231            55,249           220,509
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                    (13,643)          347,523            195,862           970,663           153,293           264,006
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                         169,019           183,255          1,171,281         1,275,673           403,024           428,320
Benefit payments                       -            (3,575)           (48,365)          (12,653)           (3,319)           (8,770)
Payments on termination          (99,587)         (152,754)          (739,034)         (804,802)         (169,274)         (124,998)
Loans - net                       (8,719)          (21,641)           (81,759)          (63,342)          (32,743)          (23,719)
Records maintenance
   charge                       (137,140)         (141,410)          (796,529)         (867,560)         (225,174)         (233,876)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (37,711)          (15,810)           (97,376)         (196,508)         (125,391)          (14,472)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions          (114,138)         (151,935)          (591,782)         (669,192)         (152,877)           22,485
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                   (127,781)          195,588           (395,920)          301,471               416           286,491
NET ASSETS AT BEGINNING
   OF PERIOD                   2,490,423         2,294,835         10,565,253        10,263,782         2,186,718         1,900,227
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $      2,362,642  $      2,490,423  $      10,169,333  $     10,565,253  $      2,187,134  $      2,186,718
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                     169,420           180,930            555,802           593,556            64,903            64,187
         Units issued              8,843             4,975             17,904            19,401             7,890             7,921
         Units redeemed          (16,808)          (16,485)           (48,045)          (57,155)          (12,001)           (7,205)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period              161,455           169,420            525,661           555,802            60,792            64,903
                        ================  ================  =================  ================  ================  ================

(n)  Previously known as MFS Research Series
(o)  Previously known as MFS Total Return Series
(p)  Previously known as MFS Utilities Series

See notes to financial statements.


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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                   MFS Variable                    MFS Variable Insurance                    Oppenheimer
                                 Insurance Trust                    Trust (Service Class)              Variable Account Funds
                                   Sub-Account                          Sub-Account                          Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                                                     MFS New Discovery
                                   MFS Value (q)                   Series (Service Class)               Oppenheimer Balanced
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011              2010              2011              2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $         21,197  $         18,927  $          (6,311) $         (4,920) $          1,775  $            393
Net realized gains
   (losses)                        8,476            (7,688)           169,266            70,502               411               198
Change in unrealized
   gains (losses)                (29,596)          138,335           (283,518)          155,771            (2,479)            5,674
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                         77           149,574           (120,563)          221,353              (293)            6,265
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                         231,073           266,691             49,144            48,855            97,380            67,216
Benefit payments                       -              (179)            (1,244)           (8,122)                -                 -
Payments on termination         (101,873)          (79,606)           (44,333)         (115,665)           (6,338)           (4,033)
Loans - net                      (12,248)          (17,659)            (3,782)              458            (3,333)               18
Records maintenance
   charge                       (134,977)         (149,499)           (70,660)          (51,767)          (36,900)          (25,572)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (57,027)           48,788           (156,228)          242,187             2,506             3,147
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           (75,052)           68,536           (227,103)          115,946            53,315            40,776
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                    (74,975)          218,110           (347,666)          337,299            53,022            47,041
NET ASSETS AT BEGINNING
   OF PERIOD                   1,457,033         1,238,923            989,813           652,514            69,837            22,796
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $      1,382,058  $      1,457,033  $         642,147  $        989,813  $        122,859  $         69,837
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                     100,244            95,069             60,562            53,895             8,707             3,209
         Units issued              6,696            14,350             25,277            46,062             7,936             5,900
         Units redeemed          (11,566)           (9,175)           (41,635)          (39,395)           (1,435)             (402)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               95,374           100,244             44,204            60,562            15,208             8,707
                        ================  ================  =================  ================  ================  ================

(q)  Previously known as MFS Value Series

See notes to financial statements.


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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                     Oppenheimer                         Oppenheimer                         Oppenheimer
                               Variable Account Funds              Variable Account Funds              Variable Account Funds
                                    Sub-Account                         Sub-Account                          Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                     Oppenheimer                         Oppenheimer                         Oppenheimer
                                     Core Bond                       Global Securities               Global Strategic Income (r)
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011              2010              2011              2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $          2,268  $            365  $           2,902  $          1,190  $          1,689  $          2,038
Net realized gains
   (losses)                          243               143              5,830               976             1,425               386
Change in unrealized
   gains (losses)                  1,058             1,873            (30,398)           22,990            (2,875)            2,111
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                      3,569             2,381            (21,666)           25,156               239             4,535
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          32,001            23,210            133,973           159,300            92,516            23,816
Benefit payments                       -                 -                  -                 -                 -                 -
Payments on termination           (1,965)           (1,105)           (14,842)           (9,149)           (2,421)           (3,124)
Loans - net                          (10)           (1,045)           (22,984)           (3,261)          (12,797)             (230)
Records maintenance
   charge                        (11,900)           (7,626)           (44,263)          (32,286)          (15,553)          (10,265)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                   1,823             1,992             13,645             2,651            (1,211)           10,655
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions            19,949            15,426             65,529           117,255            60,534            20,852
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     23,518            17,807             43,863           142,411            60,773            25,387
NET ASSETS AT BEGINNING
   OF PERIOD                      35,097            17,290            219,597            77,186            44,940            19,553
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $         58,615  $         35,097  $         263,460  $        219,597  $        105,713  $         44,940
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       4,718             2,590             21,713             8,850             3,956             1,979
         Units issued              3,116             2,561             10,464            14,655             7,116             2,447
         Units redeemed             (555)             (433)            (3,772)           (1,792)           (1,844)             (470)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                7,279             4,718             28,405            21,713             9,228             3,956
                        ================  ================  =================  ================  ================  ================

(r)  Previously known as Oppenheimer Strategic Bond

See notes to financial statements.


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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                    Oppenheimer                         Oppenheimer                          Oppenheimer
                               Variable Account Funds              Variable Account Funds               Variable Account Funds
                                    Sub-Account                         Sub-Account                          Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                              Oppenheimer Main Street                    Oppenheimer
                                Small & Mid Cap (s)            Small & MidCap Growth Fund (t)             Oppenheimer Value
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011               2010              2011             2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $         41,228  $         36,230  $               -  $              -  $            859  $            465
Net realized gains
   (losses)                       50,316              (841)            12,063           (10,151)            3,492               636
Change in unrealized
   gains (losses)               (233,981)        1,271,908             (5,436)          246,446            (8,664)           10,955
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                   (142,437)        1,307,297              6,627           236,295            (4,313)           12,056
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                       1,394,373         1,525,444            290,327           322,324            54,492            53,938
Benefit payments                 (11,105)          (21,760)              (232)                -                 -                 -
Payments on termination         (518,112)         (450,904)           (78,645)          (73,115)           (8,627)           (2,716)
Loans - net                      (75,304)          (60,894)            (9,704)           (9,427)           (9,924)           (2,977)
Records maintenance
   charge                       (718,799)         (794,396)          (158,410)         (162,865)          (19,971)          (16,591)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                (164,607)         (125,092)            96,794           (29,491)              269             6,733
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           (93,554)           72,398            140,130            47,426            16,239            38,387
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                   (235,991)        1,379,695            146,757           283,721            11,926            50,443
NET ASSETS AT BEGINNING
   OF PERIOD                   6,874,160         5,494,465          1,126,995           843,274            87,531            37,088
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $      6,638,169  $      6,874,160  $       1,273,752  $      1,126,995  $         99,457  $         87,531
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                     294,291           286,155            100,885            96,219             7,774             3,915
         Units issued             21,301            24,094             19,803            16,184             3,401             4,675
         Units redeemed          (20,976)          (15,958)            (7,902)          (11,518)           (1,883)             (816)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period              294,616           294,291            112,786           100,885             9,292             7,774
                        ================  ================  =================  ================  ================  ================

(s)  Previously known as Oppenheimer Main Street Small Cap Growth
(t)  Previously known as Oppenheimer Small & MidCap Fund

See notes to financial statements.


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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                            Oppenheimer Variable Account        Oppenheimer Variable Account
                           Funds (Service Shares ("SS"))      Funds (Service Shares ("SS")) (u)      Panorama Series Funds, Inc.
                                    Sub-Account                         Sub-Account                          Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                     Oppenheimer                   Oppenheimer Main Street                   Oppenheimer
                               Global Securities (SS)             Small & Mid Cap (SS) (v)              International Growth
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011              2010              2011              2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $         69,613  $         70,535  $           4,479  $          4,993  $         10,320  $         11,558
Net realized gains
   (losses)                        8,107           (35,622)           192,834            65,292            13,279                66
Change in unrealized
   gains (losses)               (640,077)          866,529           (474,971)        1,301,369          (106,036)          128,451
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                   (562,357)          901,442           (277,658)        1,371,654           (82,437)          140,075
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                       1,484,612         1,673,856            390,167           416,154           246,139           231,317
Benefit payments                  (7,584)             (249)           (19,737)          (46,643)             (614)             (247)
Payments on termination         (490,922)         (342,989)          (421,324)         (521,795)          (63,301)          (85,835)
Loans - net                     (110,664)          (56,187)           (21,675)          (14,948)          (10,401)          (36,123)
Records maintenance
   charge                       (793,068)         (908,272)          (416,439)         (409,834)         (120,590)         (118,120)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (74,024)         (222,769)            (4,760)          209,446            (1,771)           16,110
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions             8,350           143,390           (493,768)         (367,620)           49,462             7,102
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                   (554,007)        1,044,832           (771,426)        1,004,034           (32,975)          147,177
NET ASSETS AT BEGINNING
   OF PERIOD                   6,694,508         5,649,676          6,912,711         5,908,677         1,093,019           945,842
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $      6,140,501  $      6,694,508  $       6,141,285  $      6,912,711  $      1,060,044  $      1,093,019
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                     417,498           407,663            404,202           422,278            41,322            37,342
         Units issued             27,531            35,187            123,706           149,637            13,664             9,327
         Units redeemed          (26,387)          (25,352)          (158,684)         (167,713)           (5,248)           (5,347)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period              418,642           417,498            369,224           404,202            49,738            41,322
                        ================  ================  =================  ================  ================  ================

(u)  Previously known as Oppenheimer Variable Account Funds (Service Class
     ("SC"))
(v)  Previously known as Oppenheimer Main Street Small Cap Growth (SC)


See notes to financial statements.


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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                              PIMCO Advisors
                            Panorama Series Funds, Inc.          Variable
                               (Service Class ("SC"))         Insurance Trust     PIMCO Variable Insurance Trust
                                    Sub-Account                 Sub-Account               Sub-Account
                        ----------------------------------- ------------------ -----------------------------------
                                                               Premier VIT
                                    Oppenheimer                 NACM Small
                              International Growth (SC)         Cap Class I              Foreign Bond
                        ----------------------------------- ------------------ -----------------------------------
                               2011              2010            2010 (ab)            2011              2010
                        ----------------- ----------------- ------------------ ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $            817  $          7,821  $           2,029  $         91,722  $         80,078
Net realized gains
   (losses)                       51,908           (24,862)        (2,332,154)           39,225           143,142
Change in unrealized
   gains (losses)               (249,481)          296,741          2,898,949           178,125           133,099
                        ----------------  ----------------  -----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                   (196,756)          279,700            568,824           309,072           356,319
                        ----------------  ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          99,356           111,998            166,182           431,079           473,702
Benefit payments                  (4,651)          (16,240)            (1,946)           (1,908)             (180)
Payments on termination         (120,071)         (187,864)           (90,488)         (175,716)         (224,972)
Loans - net                        3,667            26,923            (21,435)          (39,588)          (19,240)
Records maintenance
   charge                       (145,781)         (166,336)          (107,165)         (377,070)         (406,054)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                (126,966)           40,669         (4,277,547)          571,527           968,478
                        ----------------  ----------------  -----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions          (294,446)         (190,850)        (4,332,399)          408,324           791,734
                        ----------------  ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                   (491,202)           88,850         (3,763,575)          717,396         1,148,053
NET ASSETS AT BEGINNING
   OF PERIOD                   2,293,261         2,204,411          3,763,575         5,134,695         3,986,642
                        ----------------  ----------------  -----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $      1,802,059  $      2,293,261  $               -  $      5,852,091  $      5,134,695
                        ================  ================  =================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                     132,068           144,491            372,343           333,338           280,317
         Units issued             27,620            55,354             13,501           101,275           116,549
         Units redeemed          (46,572)          (67,777)          (385,844)          (78,163)          (63,528)
                        ----------------  ----------------  -----------------  ----------------  ----------------
   Units outstanding at
      end of period              113,116           132,068                  -           356,450           333,338
                        ================  ================  =================  ================  ================

(ab) For period beginning January 1, 2010, and ended April 30, 2010

See notes to financial statements.


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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                           PIMCO Variable Insurance Trust      PIMCO Variable Insurance Trust      PIMCO Variable Insurance Trust
                                    Sub-Account                         Sub-Account                        Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                    Money Market                     PIMCO Real Return                 PIMCO Total Return
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011              2010              2011              2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $          1,665  $          1,543  $          73,646  $         46,009  $        484,985  $        462,312
Net realized gains
   (losses)                            -                 -            145,509            41,078           423,360           881,334
Change in unrealized
   gains (losses)                      -                 -            170,098           158,939          (247,318)          220,303
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                      1,665             1,543            389,253           246,026           661,027         1,563,949
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                         478,152           551,785            622,750           671,400         1,776,761         1,993,761
Benefit payments                  (1,244)                -            (10,575)                -           (50,927)          (11,861)
Payments on termination         (337,380)         (748,631)          (290,963)         (154,896)       (1,144,136)       (1,463,832)
Loans - net                      (28,081)         (135,695)           (29,138)          (25,866)         (170,476)         (151,259)
Records maintenance
   charge                       (314,521)         (354,594)          (350,476)         (396,479)       (1,435,163)       (1,623,053)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (18,334)           32,671            192,162            16,529           445,015           376,181
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions          (221,408)         (654,464)           133,760           110,688          (578,926)         (880,063)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                   (219,743)         (652,921)           523,013           356,714            82,101           683,886
NET ASSETS AT BEGINNING
   OF PERIOD                   2,898,104         3,551,025          3,280,420         2,923,706        19,735,438        19,051,552
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $      2,678,361  $      2,898,104  $       3,803,433  $      3,280,420  $     19,817,539  $     19,735,438
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                     247,356           303,232            223,546           215,387         1,141,860         1,189,770
         Units issued             18,873            33,658             35,442            28,267           141,490           196,472
         Units redeemed          (37,761)          (89,534)           (26,916)          (20,108)         (175,585)         (244,382)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period              228,468           247,356            232,072           223,546         1,107,765         1,141,860
                        ================  ================  =================  ================  ================  ================

See notes to financial statements.


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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                             Putnam Variable Trust            Putnam Variable Trust (Class IA)     Putnam Variable Trust (Class IA)
                                  Sub-Account                           Sub-Account                         Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                                                                                          VT International
                            VT International Value Fund           VT High Yield (Class IA)             Value Fund (Class IA)
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011              2010              2011              2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $        102,927  $        127,943  $          71,916  $         58,059  $         37,928  $         40,433
Net realized gains
   (losses)                     (307,503)         (410,630)               261            (1,320)          (12,723)          (75,507)
Change in unrealized
   gains (losses)               (364,878)          581,011            (55,405)           54,573          (221,463)          138,356
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                   (569,454)          298,324             16,772           111,312          (196,258)          103,282
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                         297,307           348,105            109,439           115,303           180,346           190,699
Benefit payments                  (2,282)                -                  -            (2,823)             (595)           (1,870)
Payments on termination         (349,130)         (285,379)           (70,957)          (45,170)          (31,214)          (84,234)
Loans - net                      (46,283)          (47,902)            (3,991)           (2,583)            3,956            (6,600)
Records maintenance
   charge                       (219,515)         (241,900)           (82,234)          (80,013)          (73,442)          (79,478)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                   4,199            87,210              9,651            81,172            85,109            37,982
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions          (315,704)         (139,866)           (38,092)           65,886           164,160            56,499
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                   (885,158)          158,458            (21,320)          177,198           (32,098)          159,781
NET ASSETS AT BEGINNING
   OF PERIOD                   4,453,367         4,294,909            918,608           741,410         1,362,609         1,202,828
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $      3,568,209  $      4,453,367  $         897,288  $        918,608  $      1,330,511  $      1,362,609
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                     288,477           298,197             44,488            41,127            65,049            61,680
         Units issued             29,003            36,561              2,667             6,461            10,413            12,366
         Units redeemed          (49,115)          (46,281)            (4,487)           (3,100)           (2,020)           (8,997)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period              268,365           288,477             42,668            44,488            73,442            65,049
                        ================  ================  =================  ================  ================  ================

See notes to financial statements.


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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                       T. Rowe Price                        T. Rowe Price
                                Rydex Variable Trust                Equity Series, Inc.                  Equity Series, Inc.
                                     Sub-Account                         Sub-Account                         Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                  Rydex SGI VT U.S.                    T. Rowe Price
                              Long Short Momentum Fund                Blue Chip Growth               T. Rowe Price Equity Income
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011              2010              2011              2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS
   FROM OPERATIONS
Net investment income
   (loss)               $              -  $              -  $               -  $              -  $        385,525  $        388,784
Net realized gains
   (losses)                        1,025            (5,931)            34,656            12,150           (52,589)         (163,362)
Change in unrealized
   gains (losses)                (47,669)           73,953              6,972           354,466          (466,533)        2,700,345
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                    (46,644)           68,022             41,628           366,616          (133,597)        2,925,767
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                         143,499           170,635            574,289           640,899         2,968,699         3,302,865
Benefit payments                       -                 -             (8,348)                -           (60,785)          (22,900)
Payments on termination          (40,463)          (54,482)          (209,081)         (150,824)       (1,443,061)       (1,186,116)
Loans - net                       (5,296)           (6,745)           (26,439)          (37,109)         (232,269)         (113,393)
Records maintenance
   charge                        (75,658)          (86,436)          (317,835)         (356,423)       (1,811,524)       (1,951,793)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                 (71,961)           18,561            (40,671)         (104,297)         (467,398)         (162,910)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           (49,879)           41,533            (28,085)           (7,754)       (1,046,338)         (134,247)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                    (96,523)          109,555             13,543           358,862        (1,179,935)        2,791,520
NET ASSETS AT BEGINNING
   OF PERIOD                     733,281           623,726          2,573,886         2,215,024        22,388,191        19,596,671
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $        636,758  $        733,281  $       2,587,429  $      2,573,886  $     21,208,256  $     22,388,191
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      37,128            35,121            189,351           189,659         1,176,428         1,184,409
         Units issued              4,185             7,162             13,275            17,804            39,111            63,670
         Units redeemed           (6,807)           (5,155)           (15,119)          (18,112)          (93,101)          (71,651)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               34,506            37,128            187,507           189,351         1,122,438         1,176,428
                        ================  ================  =================  ================  ================  ================

See notes to financial statements.


                                       78

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                   T. Rowe Price                       T. Rowe Price                        T. Rowe Price
                                Equity Series, Inc.                 Equity Series, Inc.              International Series, Inc.
                                    Sub-Account                          Sub-Account                         Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                                                       T. Rowe Price                        T. Rowe Price
                            T. Rowe Price Mid-Cap Growth             New America Growth                  International Stock
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011              2010              2011              2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $              -  $              -  $           4,833  $          3,944  $         58,447  $         33,847
Net realized gains
   (losses)                    1,240,703           610,127            239,526           192,460            (6,121)         (197,547)
Change in unrealized
   gains (losses)             (1,349,525)        1,636,477           (273,090)          136,860          (554,452)          589,933
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                   (108,822)        2,246,604            (28,731)          333,264          (502,126)          426,233
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                         672,181           738,394            207,733           234,593           303,348           345,158
Benefit payments                 (30,289)          (12,873)                 -              (703)           (5,154)           (2,120)
Payments on termination         (610,004)         (620,296)          (107,080)         (141,011)         (199,781)         (220,112)
Loans - net                     (112,561)          (75,960)            (3,706)          (27,745)          (22,389)          (45,616)
Records maintenance
   charge                       (631,114)         (635,657)          (149,166)         (163,394)         (223,562)         (250,679)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                (199,944)         (388,023)           (29,355)         (853,805)           63,799            42,361
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions          (911,731)         (994,415)           (81,574)         (952,065)          (83,739)         (131,008)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                 (1,020,553)        1,252,189           (110,305)         (618,801)         (585,865)          295,225
NET ASSETS AT BEGINNING
   OF PERIOD                   9,854,365         8,602,176          2,248,994         2,867,795         3,957,839         3,662,614
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $      8,833,812  $      9,854,365  $       2,138,689  $      2,248,994  $      3,371,974  $      3,957,839
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                     310,676           347,447            147,753           225,430           252,974           267,945
         Units issued              1,666             2,098             20,340            85,417            29,016            90,829
         Units redeemed          (30,254)          (38,869)           (26,066)         (163,094)          (34,729)         (105,800)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period              282,088           310,676            142,027           147,753           247,261           252,974
                        ================  ================  =================  ================  ================  ================

See notes to financial statements.


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

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                         The                                 The                                 The
                                  Alger Portfolios                    Alger Portfolios                    Alger Portfolios
                                    Sub-Account                         Sub-Account                          Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                        Alger                          Alger Capital                        Alger Income
                                 Balanced Class I-2                Appreciation Class I-2               and Growth Class I-2
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011              2010              2011              2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $          1,760  $            895  $          14,884  $         49,574  $         84,031  $         65,670
Net realized gains
   (losses)                          527               357            338,636           333,840               245           (38,636)
Change in unrealized
   gains (losses)                 (2,465)            3,322           (384,465)        1,301,418           247,431           514,998
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                       (178)            4,574            (30,945)        1,684,832           331,707           542,032
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                          49,788            43,894          1,990,100         2,026,658           456,083           533,890
Benefit payments                       -                 -            (18,018)                -              (567)           (2,244)
Payments on termination           (4,276)           (2,833)          (928,177)       (1,059,736)         (478,511)         (343,938)
Loans - net                            -                 -           (178,222)         (131,699)          (80,571)             (399)
Records maintenance
   charge                        (21,440)          (17,426)        (1,215,049)       (1,259,231)         (363,870)         (363,426)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                    (841)             (410)          (116,778)         (347,764)          935,850           (91,893)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions            23,231            23,225           (466,144)         (771,772)          468,414          (268,010)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     23,053            27,799           (497,089)          913,060           800,121           274,022
NET ASSETS AT BEGINNING
   OF PERIOD                      55,267            27,468         13,712,146        12,799,086         4,878,111         4,604,089
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $         78,320  $         55,267  $      13,215,057  $     13,712,146  $      5,678,232  $      4,878,111
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                       5,450             2,989            583,127           611,714           324,585           343,935
         Units issued              2,878             3,024             36,546            41,868            72,380            11,331
         Units redeemed             (607)             (563)           (47,814)          (70,455)          (42,231)          (30,681)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period                7,721             5,450            571,859           583,127           354,734           324,585
                        ================  ================  =================  ================  ================  ================

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                         The                                 The                                 The
                                  Alger Portfolios                    Alger Portfolios                    Alger Portfolios
                                    Sub-Account                         Sub-Account                          Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                  Alger Large Cap                       Alger MidCap                       Alger SmallCap
                                  Growth Class I-2                    Growth Class I-2                    Growth Class I-2
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011              2010              2011              2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $         98,299  $         66,553  $          72,466  $              -  $              -  $              -
Net realized gains
   (losses)                      106,423            27,901           (646,002)       (1,419,808)          244,928           152,547
Change in unrealized
   gains (losses)               (233,021)        1,083,298         (1,212,401)        4,881,777          (367,854)        1,134,359
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                    (28,299)        1,177,752         (1,785,937)        3,461,969          (122,926)        1,286,906
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                       1,289,655         1,413,512          2,922,467         3,158,204           516,548           549,028
Benefit payments                  (9,997)          (32,164)           (75,252)           (9,024)           (3,520)           (2,740)
Payments on termination         (635,454)         (551,647)        (1,443,242)       (1,400,523)         (398,168)         (432,111)
Loans - net                     (167,629)          (94,450)          (188,889)         (202,478)         (118,523)          (49,591)
Records maintenance
   charge                       (862,993)         (913,384)        (1,807,565)       (1,898,567)         (411,437)         (411,184)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                (130,411)         (128,937)           (21,645)         (814,012)          616,124           (96,511)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions          (516,829)         (307,070)          (614,126)       (1,166,400)          201,024          (443,109)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                   (545,128)          870,682         (2,400,063)        2,295,569            78,098           843,797
NET ASSETS AT BEGINNING
   OF PERIOD                   9,942,679         9,071,997         21,479,967        19,184,398         6,228,126         5,384,329
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $      9,397,551  $      9,942,679  $      19,079,904  $     21,479,967  $      6,306,224  $      6,228,126
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                     681,931           704,155            980,200         1,040,451           379,938           411,542
         Units issued             18,893            26,571             99,122            97,107            68,414            23,950
         Units redeemed          (52,306)          (48,795)          (126,631)         (157,358)          (51,004)          (55,554)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period              648,518           681,931            952,691           980,200           397,348           379,938
                        ================  ================  =================  ================  ================  ================

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                    The Universal                        The Universal                      The Universal
                              Institutional Funds, Inc.           Institutional Funds, Inc.           Institutional Funds, Inc.
                                    Sub-Account                          Sub-Account                         Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                            Morgan Stanley UIF Emerging                Morgan Stanley                 Morgan Stanley UIF U.S.
                                 Markets Class I (w)                UIF Growth Class I (x)               Real Estate Class I
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011              2010              2011              2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $          1,007  $          1,015  $          (2,005) $         (1,450) $         43,342  $         93,511
Net realized gains
   (losses)                        3,947             5,242             99,058            59,305          (105,755)         (166,922)
Change in unrealized
   gains (losses)                (51,557)           27,967           (161,296)          274,736           346,951         1,235,007
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                    (46,603)           34,224            (64,243)          332,591           284,538         1,161,596
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                         114,477           125,306            249,310           273,964           913,010         1,008,920
Benefit payments                       -                 -               (576)           (1,072)          (10,219)           (2,493)
Payments on termination          (11,042)          (16,316)          (168,811)         (124,299)         (416,877)         (331,425)
Loans - net                       (5,959)             (523)           (12,636)          (14,941)          (97,539)          (42,240)
Records maintenance
   charge                        (43,725)          (44,986)          (158,494)         (166,004)         (501,507)         (550,263)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                   6,482             3,156            (85,297)         (128,625)          (78,531)         (250,787)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions            60,233            66,637           (176,504)         (160,977)         (191,663)         (168,288)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                     13,630           100,861           (240,747)          171,614            92,875           993,308
NET ASSETS AT BEGINNING
   OF PERIOD                     221,955           121,094          1,827,123         1,655,509         4,970,415         3,977,107
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $        235,585  $        221,955  $       1,586,376  $      1,827,123  $      5,063,290  $      4,970,415
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                      23,831            15,475            113,443           125,417           187,020           194,480
         Units issued             10,309            12,008             25,035            20,066            14,696            11,394
         Units redeemed           (3,211)           (3,652)           (36,705)          (32,040)          (21,848)          (18,854)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period               30,929            23,831            101,773           113,443           179,868           187,020
                        ================  ================  =================  ================  ================  ================

(w)  Previously known as Morgan Stanley UIF Emerging Markets Equity Class I
(x)  Previously known as Morgan Stanley UIF Capital Growth Class I

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                 Van Eck Worldwide                    Van Eck Worldwide                    Van Eck Worldwide
                                  Insurance Trust                      Insurance Trust                      Insurance Trust
                                    Sub-Account                          Sub-Account                          Sub-Account
                        ----------------------------------- ------------------------------------ -----------------------------------
                                 Van Eck Worldwide                         Van Eck                        Van Eck Worldwide
                                  Emerging Markets                 Worldwide Hard Assets            Multi-Manager Alternatives (y)
                        ----------------------------------- ------------------------------------ -----------------------------------
                               2011              2010              2011              2010              2011              2010
                        ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $         42,369  $         21,443  $          50,141  $         11,938  $          2,051  $              -
Net realized gains
   (losses)                      (14,977)          (43,834)           205,364            21,475               161            (1,629)
Change in unrealized
   gains (losses)             (1,221,895)        1,001,474           (968,443)          950,398            (8,615)           12,465
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   operations                 (1,194,503)          979,083           (712,938)          983,811            (6,403)           10,836
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                         828,306           900,890            704,748           758,162            43,733            48,133
Benefit payments                  (5,067)             (515)            (1,368)              (72)                -                 -
Payments on termination         (214,593)         (277,754)          (326,997)         (200,348)          (23,207)          (11,900)
Loans - net                      (36,124)          (57,599)           (43,837)          (36,641)           (1,745)           (4,668)
Records maintenance
   charge                       (456,619)         (539,687)          (415,065)         (433,128)          (25,810)          (30,276)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                  38,851            (1,612)            16,532             5,771            (9,768)          (21,724)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions           154,754            23,723            (65,987)           93,744           (16,797)          (20,435)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                 (1,039,749)        1,002,806           (778,925)        1,077,555           (23,200)           (9,599)
NET ASSETS AT BEGINNING
   OF PERIOD                   4,564,960         3,562,154          4,409,053         3,331,498           235,695           245,294
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $      3,525,211  $      4,564,960  $       3,630,128  $      4,409,053  $        212,495  $        235,695
                        ================  ================  =================  ================  ================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                     148,509           146,987            115,988           113,263            20,171            22,037
         Units issued             15,803            20,180             19,901            15,268             5,173             3,772
         Units redeemed           (9,883)          (18,658)           (21,589)          (12,543)           (6,736)           (5,638)
                        ----------------  ----------------  -----------------  ----------------  ----------------  ----------------
   Units outstanding at
      end of period              154,429           148,509            114,300           115,988            18,608            20,171
                        ================  ================  =================  ================  ================  ================

(y)  Previously known as Van Eck Worldwide Multi-Manager Alternatives Fund

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                             Wells Fargo Variable Trust          Wells Fargo Variable Trust
                                    Sub-Account                         Sub-Account
                        ----------------------------------- ------------------------------------
                                   Wells Fargo VT                      Wells Fargo VT
                                Advantage Discovery                Advantage Opportunity
                        ----------------------------------- ------------------------------------
                               2011              2010              2011              2010
                        ----------------- ----------------- ------------------ -----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   OPERATIONS
Net investment income
   (loss)               $              -  $              -  $           9,785  $         48,182
Net realized gains
   (losses)                      496,178           142,213            (39,914)         (171,334)
Change in unrealized
   gains (losses)               (492,928)        1,395,387           (342,624)        1,506,401
                        ----------------  ----------------  -----------------  ----------------
Increase (decrease) in
   net assets from
   operations                      3,250         1,537,600           (372,753)        1,383,249
                        ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS FROM
   POLICY TRANSACTIONS
Deposits                         406,971           409,994            580,053           656,617
Benefit payments                 (23,430)                -             (4,264)           (8,866)
Payments on termination         (298,464)         (431,148)          (321,468)         (374,797)
Loans - net                      (56,952)          (37,938)           (78,054)          (49,927)
Records maintenance
   charge                       (370,387)         (340,270)          (500,128)         (512,038)
Transfers among the
   sub-accounts and
   with the Fixed
   Account - net                (918,771)          957,716           (146,877)          (93,786)
                        ----------------  ----------------  -----------------  ----------------
Increase (decrease) in
   net assets from
   policy transactions        (1,261,033)          558,354           (470,738)         (382,797)
                        ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN
   NET ASSETS                 (1,257,783)        2,095,954           (843,491)        1,000,452
NET ASSETS AT BEGINNING
   OF PERIOD                   5,782,293         3,686,339          7,106,791         6,106,339
                        ----------------  ----------------  -----------------  ----------------
NET ASSETS AT END OF
   PERIOD               $      4,524,510  $      5,782,293  $       6,263,300  $      7,106,791
                        ================  ================  =================  ================
UNITS OUTSTANDING
   Units outstanding at
      beginning of
      period                     336,321           290,617            486,740           517,569
         Units issued             23,473            91,876             10,418            27,873
         Units redeemed          (97,739)          (46,172)           (43,130)          (58,702)
                        ----------------  ----------------  -----------------  ----------------
   Units outstanding at
      end of period              262,055           336,321            454,028           486,740
                        ================  ================  =================  ================

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Lincoln Benefit Life Variable Life Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), which is a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). Lincoln Benefit issues six life insurance policies, the Investor's Select, the Consultant, the Consultant SL, the Consultant Protector, the Consultant Accumulator, and the Total Accumulator (collectively the "Policies"), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. The Investor's Select, the Consultant, the Consultant SL, the Consultant Protector and the Consultant Accumulator policies are closed to new policyholders but continue to accept deposits from existing policyholders. Absent any policy provisions wherein Lincoln Benefit contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts listed below invest in the corresponding mutual fund portfolios and the underlying mutual funds (collectively the "Funds" or individually a "Fund"):

     ALLIANCEBERNSTEIN                      FIDELITY VARIABLE INSURANCE PRODUCTS
        VPS Growth and Income Class A          FUND (CONTINUED)
        VPS International Growth Class A       VIP Emerging Markets (For period
        VPS International Value Class A           beginning April 30, 2010 and
        VPS Small Cap Growth Class A              ended December 31, 2010)
        VPS Small/Mid Cap Value Class A        VIP Equity-Income
     DWS INVESTMENTS VARIABLE INSURANCE        VIP Growth
        TRUST                                  VIP Growth & Income
        DWS VIP Equity 500 Index A             VIP High Income
        DWS VIP Small Cap Index A              VIP Index 500
     DWS VARIABLE SERIES I                     VIP Index 500 - Service Class
        DWS VIP Bond A (Previously known       VIP Investment Grade Bond
           as DWS VIP Bond)                    VIP Mid Cap
        DWS VIP Global Small Cap Growth        VIP Money Market
            A (Previously known as DWS         VIP Overseas
            VIP Global Opportunities)          VIP Real Estate
        DWS VIP Growth and Income A            VIP Value Strategies
            (Previously known as DWS VIP    FRANKLIN TEMPLETON INVESTMENTS
            Growth and Income)                 VIP Global Asset Allocation
        DWS VIP International                     (For period beginning
     DWSVARIABLE SERIES II                        January 1, 2010, and ended
        DWS VIP Balanced A                        April 23, 2010)
     FEDERATED INSURANCE SERIES                VIP Global Income Securities
        Federated Fund for U.S.                VIP High Income Securities
           Government Securities II            VIP Income Securities
        Federated High Income Bond             VIP Mutual Global Discovery
           Fund II                                Securities
        Federated Managed Volatility           VIP Mutual Shares Securities
           Fund II (Previously known as        VIP Small Cap Value Securities
           Federated Capital Income Fund       VIP Small-Mid Cap Growth
           II)                                    Securities
     FIDELITY VARIABLE INSURANCE PRODUCTS      VIP Strategic Income Securities
        FUND                                   VIP U.S. Government
        VIP Asset Manager
        VIP Contrafund

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     IBBOTSON                               LEGG MASON PARTNERS VARIABLE
        Aggressive Growth ETF Asset            PORTFOLIOS I, INC.
           Allocation                          Legg Mason ClearBridge Variable
        Balanced ETF Asset Allocation             Fundamental All Cap Value
        Conservative ETF Asset Allocation         Class I (Previously known as
        Growth ETF Asset Allocation               Legg Mason ClearBridge
        Income and Growth ETF Asset               Variable Value Class I)
           Allocation                          Legg Mason ClearBridge Variable
     INVESCO FUNDS                                Large Cap Value Class I
        Invesco LIT Government (For               (Previously known as Legg
           period beginning January 1,            Mason ClearBridge Variable
           2011, and ended April 29,              Investors Class I)
           2011)                               Legg Mason Western Assets
        Invesco LIT Growth and Income             Variable Global High Yield
        Invesco UIF High Yield Class I            Bond
           (For period beginning January    MFS VARIABLE INSURANCE TRUST
           1, 2011, and ended April 29,        MFS Growth
           2011)                               MFS High Income (Previously known
        Invesco UIF U.S. Small Mid Cap            as MFS High Income Series)
           Value Class I                       MFS Investors Growth Stock
        Invesco V.I. Basic Value                  (Previously known as MFS
        Invesco V.I. Capital Appreciation         Investors Growth Stock Series)
        Invesco V.I. Core Equity               MFS Investors Trust (Previously
        Invesco V.I. Government                   known as MFS Investors Trust
           Securities (For period                 Series)
           beginning April 29, 2011, and       MFS New Discovery (Previously
           ended December 31, 2011)               known as MFS New Discovery
        Invesco V.I. High Yield (For              Series)
           period beginning April 29,          MFS Research (Previously known as
           2011, and ended December 31,           MFS Research Series)
           2011)                               MFS Total Return (Previously
        Invesco V.I. Mid Cap Core Equity          known as MFS Total Return
     INVESCO FUNDS (CLASS II)                     Series)
        Invesco LIT Growth and Income          MFS Utilities (Previously known
           (Class II)                             as MFS Utilities Series)
        Invesco LIT Mid Cap Growth (Class      MFS Value (Previously known as
           II)                                    MFS Value Series)
     JANUS ASPEN SERIES                     MFS VARIABLE INSURANCE TRUST
        Balanced                               (SERVICE CLASS)
        Enterprise                             MFS New Discovery Series (Service
        Flexible Bond                             Class)
        Forty Portfolio                     OPPENHEIMER VARIABLE ACCOUNT FUNDS
        Global Life Sciences (For period       Oppenheimer Balanced
           beginning January 1, 2010, and      Oppenheimer Core Bond
           ended April 30, 2010)               Oppenheimer Global Securities
        Global Technology                      Oppenheimer Global Strategic
        Janus Portfolio                           Income (Previously known as
        Mid Cap Value                             Oppenheimer Strategic Bond)
        Overseas                               Oppenheimer Main Street Small &
        Research Core Portfolio (For              Mid Cap (Previously known as
           period beginning January 1,            Oppenheimer Main Street Small
           2010, and ended April 30,              Cap Growth)
           2010)                               Oppenheimer Small & MidCap Growth
        Worldwide (Previously known as            Fund (Previously known as
           Worldwide Portfolio)                   Oppenheimer Small & MidCap
     JANUS ASPEN SERIES (SERVICE SHARES)          Fund)
        Balanced (Service Shares)              Oppenheimer Value
        Mid Cap Value (Service Shares)      OPPENHEIMER VARIABLE ACCOUNT
        Overseas (Service Shares)              FUNDS (SERVICE SHARES ("SS"))
        Risk-Managed Core (Service             (PREVIOUSLY KNOWN AS
           Shares) (For period beginning       OPPENHEIMER VARIABLE ACCOUNT
           January 1, 2010, and ended          FUNDS (SERVICE CLASS ("SC"))
           April 30, 2010)                     Oppenheimer Global Securities
        Worldwide (Service Shares)                (SS)
     LAZARD RETIREMENT SERIES, INC.            Oppenheimer Main Street Small &
        Emerging Markets Equity                   Mid Cap (SS) (Previously known
                                                  as Oppenheimer Main Street
                                                  Small Cap Growth (SC))
                                            PANORAMA SERIES FUND, INC.
                                               Oppenheimer International Growth
                                            PANORAMA SERIES FUND, INC.
                                               (SERVICE CLASS ("SC"))
                                               Oppenheimer International Growth
                                                  (SC)

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     PIMCO ADVISORS VARIABLE INSURANCE      THE ALGER PORTFOLIOS
        TRUST                                  Alger Balanced Class I-2
        Premier VIT NACM Small Cap Class       Alger Capital Appreciation Class
           I (For period beginning                I-2
           January 1, 2010, and ended          Alger Income and Growth Class I-2
           April 30, 2010)                     Alger Large Cap Growth Class I-2
     PIMCO VARIABLE INSURANCE TRUST            Alger MidCap Growth Class I-2
        Foreign Bond                           Alger SmallCap Growth Class I-2
        Money Market                        THE UNIVERSAL INSTITUTIONAL
        PIMCO Real Return                      FUNDS, INC.
        PIMCO Total Return                     Morgan Stanley UIF Emerging
     PUTNAM VARIABLE TRUST                        Markets Class I (Previously
        VT International Value Fund               known as Morgan Stanley UIF
     PUTNAM VARIABLE TRUST (CLASS IA)             Emerging Markets Equity Class
        VT High Yield (Class IA)                  I)
        VT International Value Fund            Morgan Stanley UIF Growth Class I
           (Class IA)                             (Previously known as Morgan
     RYDEX VARIABLE TRUST                         Stanley UIF Capital Growth
        Rydex SGI VT U.S. Long Short              Class I)
           Momentum Fund                       Morgan Stanley UIF U.S. Real
     T. ROWE PRICE EQUITY SERIES, INC.            Estate Class I
        T. Rowe Price Blue Chip Growth      VAN ECK WORLDWIDE INSURANCE TRUST
        T. Rowe Price Equity Income            Van Eck Worldwide Emerging
        T. Rowe Price Mid-Cap Growth              Markets
        T. Rowe Price New America Growth       Van Eck Worldwide Hard Assets
     T. ROWE PRICE INTERNATIONAL               Van Eck Worldwide Multi-Manager
        SERIES, INC.                              Alternatives (Previously known
        T. Rowe Price International Stock         as Van Eck Worldwide
                                                  Multi-Manager Alternatives
                                                  Fund)
                                            WELLS FARGO VARIABLE TRUST
                                               Wells Fargo VT Advantage
                                                  Discovery
                                               Wells Fargo VT Advantage
                                                  Opportunity

     The net assets are affected by the investment results of each Fund, transactions by policyholders and certain contract expenses (see Note 4). Policyholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only policyholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the policyholder to the "Fixed Account" in which the policyholders' deposits are included in the Lincoln Benefit general account assets and earn a fixed rate of return.

     A policyholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolio may differ substantially.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     NET REALIZED GAINS AND LOSSES - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

     The Account had no liability for unrecognized tax benefits as of December 31, 2011. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   FAIR VALUE OF ASSETS

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

     Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

     Level 2: Assets whose values are based on the following:
              (a)    Quoted prices for similar assets in active markets;
              (b) Quoted prices for identical or similar assets in markets that are not active; or
              (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

     Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

     In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   EXPENSES

     SURRENDER CHARGE - In the event the policy is surrendered, a withdrawal charge may be imposed. The charge is assessed if the policy is surrendered during a specified time, which ranges from 9 to 12 years depending upon the policy, and varies based upon several variables including the policyholder's age and account value at the time of surrender. The charge ranges from $2.27 to $56.58 per $1,000 of face amount. These amounts are included in payments on terminations.

     MONTHLY DEDUCTIONS - On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), Lincoln Benefit will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended to compensate Lincoln Benefit for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees. The table below describes the deductions for each product. All deductions are made monthly unless otherwise noted below.

                                                                                                      MORTALITY AND EXPENSE RISK
                             COST OF        ADMINISTRATIVE EXPENSE CHARGE                              CHARGE (AS A % OF  TOTAL
                             INSURANCE      (PER $1,000 INITIAL FACE AMOUNT)         POLICY FEE       MONTHLY SUB-ACCOUNT VALUE)
                             ---------  --------------------------------------  --------------------- ------------------------------
     INVESTOR'S SELECT       Varies     Years 1 - 12: .20% of policy value; 0%          $5.00         Annual rate 0.70% (deducted
                                        thereafter (deducted annually)                                daily)
     CONSULTANT SL           Varies     Years 1 - 7: $1.44;                             $7.50         Years 1 - 14: 0.72%;
                                        $0 thereafter                                                 0.36% thereafter
     CONSULTANT              Varies     N/A                                             $7.50         Years 1 - 14: 0.72%;
                                                                                                      0.36% thereafter
     CONSULTANT PROTECTOR    Varies     Annual rate                             Year 1 $16.50; $6.25  Annual rate years 1 - 14:
                                        Years 1 - 20: 0.3504%;                       thereafter       0.55%; 0.15% thereafter
                                        0.1992% thereafter
     CONSULTANT ACCUMULATOR  Varies     Minimum $0.25                                   $7.50         Annual rate years 1-10: 0.55%;
                                        Maximum $2.50                                                 0.15% thereafter
     TOTAL ACCUMULATOR       Varies     $0.09 per $1,000 on the first $100,000         $10.00         Monthly rate years 1-10:
                                                                                                      0.05%; 0.01% thereafter

     COST OF INSURANCE - On all policies, Lincoln Benefit charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder's death benefit amount and account value. The cost of insurance is recognized as redemption of units.

     ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts an administrative expense charge on a monthly or annual basis to cover expenses incurred in evaluating the insured persons' risk, issuing the policy, and sales expenses. The administrative expense charge is recognized as redemption of units.

     POLICY FEE - On all policies, Lincoln Benefit deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. The policy fee is recognized as redemption of units.

     MORTALITY AND EXPENSE RISK CHARGE - The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. The mortality and expense risk charge for Investor's Select is recognized as a reduction in the accumulated unit value, while the mortality and expense risk for Consultant, Consultant SL, Consultant Protector, Consultant Accumulator and Total Accumulator is recognized as redemption of units.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.   PURCHASES OF INVESTMENTS

     The cost of investments purchased during the year ended December 31, 2011 was as follows:

                                                                                          Purchases
                                                                                        -----------
Investments in the AllianceBernstein Sub-Accounts:
      VPS Growth and Income Class A                                                     $    42,401
      VPS International Growth Class A                                                       41,326
      VPS International Value Class A                                                        45,614
      VPS Small Cap Growth Class A                                                           77,911
      VPS Small/Mid Cap Value Class A                                                        42,368

Investments in the DWS Investments Variable Insurance Trust
   Sub-Accounts:
      DWS VIP Equity 500 Index A                                                            180,311
      DWS VIP Small Cap Index A                                                              50,733

Investments in the DWS Variable Series I Sub-Accounts:
      DWS VIP Bond A (a)                                                                  1,962,256
      DWS VIP Global Small Cap Growth A (b)                                               1,357,524
      DWS VIP Growth and Income A (c)                                                        89,631
      DWS VIP International                                                                 162,310

Investments in the DWS Variable Series II Sub-Accounts:
      DWS VIP Balanced A                                                                    369,345

Investments in the Federated Insurance Series Sub-Accounts:
      Federated Fund for U.S. Government Securities II                                    2,712,432
      Federated High Income Bond Fund II                                                  2,691,955
      Federated Managed Volatility Fund II (d)                                              494,624

Investments in the Fidelity Variable Insurance Products
   Fund Sub-Accounts:
      VIP Asset Manager                                                                     664,835
      VIP Contrafund                                                                      3,321,375
      VIP Emerging Markets                                                                  142,677
      VIP Equity-Income                                                                   1,746,579
      VIP Growth                                                                          3,772,478
      VIP Growth & Income                                                                    66,782
      VIP High Income                                                                       173,920
      VIP Index 500                                                                       3,539,666
      VIP Index 500 - Service Class                                                         404,932
      VIP Investment Grade Bond                                                           1,172,542
      VIP Mid Cap                                                                           310,084
      VIP Money Market                                                                   19,512,340
      VIP Overseas                                                                        2,247,653
      VIP Real Estate                                                                       109,861

(a)  Previously known as DWS VIP Bond
(b)  Previously known as DWS VIP Global Opportunities
(c)  Previously known as DWS VIP Growth and Income
(d)  Previously known as Federated Capital Income Fund II

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                          Purchases
                                                                                        -----------
Investments in the Fidelity Variable Insurance
   Products Fund Sub-Accounts (continued):
      VIP Value Strategies                                                               $   57,393

Investments in the Franklin Templeton Investments Sub-Accounts:
      VIP Global Income Securities                                                          251,356
      VIP High Income Securities                                                             37,488
      VIP Income Securities                                                                  74,117
      VIP Mutual Global Discovery Securities                                                 94,752
      VIP Mutual Shares Securities                                                           51,091
      VIP Small Cap Value Securities                                                        114,169
      VIP Small-Mid Cap Growth Securities                                                    64,279
      VIP Strategic Income Securities                                                        46,798
      VIP U.S. Government                                                                    47,917

Investments in the Ibbotson Sub-Accounts:
      Aggressive Growth ETF Asset Allocation                                                717,335
      Balanced ETF Asset Allocation                                                       1,721,051
      Conservative ETF Asset Allocation                                                     174,996
      Growth ETF Asset Allocation                                                         1,572,011
      Income and Growth ETF Asset Allocation                                                286,568

Investments in the Invesco Funds Sub-Accounts:
      Invesco LIT Government (e)                                                             67,316
      Invesco LIT Growth and Income                                                         280,982
      Invesco UIF High Yield Class I (e)                                                     45,914
      Invesco UIF U.S. Small Mid Cap Value Class I                                        2,207,806
      Invesco V. I. Basic Value                                                             293,019
      Invesco V. I. Capital Appreciation                                                    135,142
      Invesco V. I. Core Equity                                                              72,226
      Invesco V. I. Government Securities (f)                                               965,465
      Invesco V. I. High Yield (f)                                                          380,059
      Invesco V. I. Mid Cap Core Equity                                                     175,480

Investments in the Invesco Funds (Class II) Sub-Accounts:
      Invesco LIT Growth and Income (Class II)                                              381,075
      Invesco LIT Mid Cap Growth (Class II)                                                 764,315

Investments in the Janus Aspen Series Sub-Accounts:
      Balanced                                                                            2,781,951
      Enterprise                                                                            972,464

(e)  For period beginning January 1, 2011, and ended April 29, 2011
(f)  For period beginning April 29, 2011, and ended December 31, 2011

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                          Purchases
                                                                                        -----------
Investments in the Janus Aspen Series Sub-Accounts (continued):
      Flexible Bond                                                                      $2,531,113
      Forty Portfolio                                                                       409,194
      Global Technology                                                                      49,113
      Janus Portfolio                                                                       452,112
      Mid Cap Value                                                                          56,770
      Overseas                                                                              272,820
      Worldwide (g)                                                                         639,411

Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
      Balanced (Service Shares)                                                             716,883
      Mid Cap Value (Service Shares)                                                        185,567
      Overseas (Service Shares)                                                           1,434,821
      Worldwide (Service Shares)                                                             83,353

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
      Emerging Markets Equity                                                               224,579

Investments in the Legg Mason Partners Variable Portfolios
   I, Inc Sub-Accounts:
      Legg Mason ClearBridge Variable Fundamental All Cap Value Class I (h)                  77,676
      Legg Mason ClearBridge Variable Large Cap Value Class I (i)                         1,190,285
      Legg Mason Western Asset Variable Global High Yield Bond                              306,750

Investments in the MFS Variable Insurance Trust Sub-Accounts:
      MFS Growth                                                                            199,296
      MFS High Income (j)                                                                   177,378
      MFS Investors Growth Stock (k)                                                         55,899
      MFS Investors Trust (l)                                                               186,060
      MFS New Discovery (m)                                                               1,466,590
      MFS Research (n)                                                                      152,614
      MFS Total Return (o)                                                                  612,922
      MFS Utilities (p)                                                                     350,168
      MFS Value (q)                                                                         122,369

(g)  Previously known as Worldwide Portfolio
(h)  Previously known as Legg Mason ClearBridge Variable Value Class I
(i)  Previously known as Legg Mason ClearBridge Variable Investors Class I
(j)  Previously known as MFS High Income Series
(k)  Previously known as MFS Investors Growth Stock Series
(l)  Previously known as MFS Investors Trust Series
(m)  Previously known as MFS New Discovery Series
(n)  Previously known as MFS Research Series
(o)  Previously known as MFS Total Return Series
(p)  Previously known as MFS Utilities Series
(q)  Previously known as MFS Value Series

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                          Purchases
                                                                                        -----------
Investments in the MFS Variable Insurance Trust (Service
   Class) Sub-Accounts:
      MFS New Discovery Series (Service Class)                                          $   547,550

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
      Oppenheimer Balanced                                                                   66,569
      Oppenheimer Core Bond                                                                  26,623
      Oppenheimer Global Securities                                                         108,140
      Oppenheimer Global Strategic Income (r)                                                84,397
      Oppenheimer Main Street Small & Mid Cap (s)                                           424,865
      Oppenheimer Small & MidCap Growth Fund (t)                                            233,373
      Oppenheimer Value                                                                      38,769

Investments in the Oppenheimer Variable Account Funds
   (Service Shares ("SS")) Sub-Accounts (u) :
      Oppenheimer Global Securities (SS)                                                    500,064
      Oppenheimer Main Street Small & Mid Cap (SS) (v)                                    2,162,995

Investments in the Panorama Series Fund, Inc. Sub-Accounts:
      Oppenheimer International Growth                                                      196,524

Investments in the Panorama Series Fund, Inc. (Service
   Class ("SC")) Sub-Accounts:
      Oppenheimer International Growth (SC)                                                 512,445

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
      Foreign Bond                                                                        1,778,903
      Money Market                                                                          222,839
      PIMCO Real Return                                                                     734,261
      PIMCO Total Return                                                                  3,288,567

Investments in the Putnam Variable Trust Sub-Accounts:
      VT International Value Fund                                                           538,373

Investments in the Putnam Variable Trust (Class IA) Sub-Accounts:
      VT High Yield (Class IA)                                                              128,306
      VT International Value Fund (Class IA)                                                244,280

Investments in the Rydex Variable Trust Sub-Accounts:
      Rydex SGI VT U.S. Long Short Momentum Fund                                             81,052

(r)  Previously known as Oppenheimer Strategic Bond
(s)  Previously known as Oppenheimer Main Street Small Cap Growth
(t)  Previously known as Oppenheimer Small & MidCap Fund
(u)  Previously known as Oppenheimer Variable Account Funds (Service Class ("SC"))
(v)  Previously known as Oppenheimer Main Street Small Cap Growth (SC)

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                          Purchases
                                                                                        -----------
Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
      T. Rowe Price Blue Chip Growth                                                    $   181,479
      T. Rowe Price Equity Income                                                         1,125,532
      T. Rowe Price Mid-Cap Growth                                                        1,108,703
      T. Rowe Price New America Growth                                                      488,248

Investments in the T. Rowe Price International Series, Inc. Sub-Accounts:
      T. Rowe Price International Stock                                                     496,072

Investments in the The Alger Portfolios Sub-Accounts:
      Alger Balanced Class I-2                                                               31,218
      Alger Capital Appreciation Class I-2                                                  685,696
      Alger Income and Growth Class I-2                                                   1,197,748
      Alger Large Cap Growth Class I-2                                                      354,151
      Alger MidCap Growth Class I-2                                                       2,184,324
      Alger SmallCap Growth Class I-2                                                     1,043,576

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
      Morgan Stanley UIF Emerging Markets Class I (w)                                        89,173
      Morgan Stanley UIF Growth Class I (x)                                                 422,222
      Morgan Stanley UIF U.S. Real Estate Class I                                           445,697

Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
      Van Eck Worldwide Emerging Markets                                                    471,516
      Van Eck Worldwide Hard Assets                                                         854,693
      Van Eck Worldwide Multi-Manager Alternatives (y)                                       63,748

Investments in the Wells Fargo Variable Trust Sub-Accounts:
      Wells Fargo VT Advantage Discovery                                                    427,621
      Wells Fargo VT Advantage Opportunity                                                  164,218
                                                                                        -----------
                                                                                        $98,049,273
                                                                                        ===========

(w)  Previously known as Morgan Stanley UIF Emerging Markets Equity Class I
(x)  Previously known as Morgan Stanley UIF Capital Growth Class I
(y)  Previously known as Van Eck Worldwide Multi-Manager Alternatives Fund

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS

     A summary of units outstanding, accumulation Unit Values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios by sub-accounts is presented below for each of the five years in the period ended December 31, 2011.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

     * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of policy transactions.

     ** EXPENSE RATIO - These amounts represent the annualized policy expenses of the sub-account, consisting of mortality and expense risk charges for each period indicated. The ratios include only those expenses that result in a reduction in the accumulation unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.

     *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

          Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       Investor's Select Policies

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   DWS Variable Series I
   Sub-Accounts:
      DWS VIP Bond A (a)
         2011                                         78  $      18.88  $    1,476           4.03%     0.70%      4.95%
         2010                                         70         17.99       1,258           4.32      0.70       6.05
         2009                                         91         16.96       1,537           8.04      0.70       9.30
         2008                                         97         15.52       1,501           5.84      0.70     -17.35
         2007                                        106         18.78       1,993           5.12      0.70       3.45
Investments in the
   DWS Variable Series II
   Sub-Accounts:
      DWS VIP Balanced A
         2011                                         29         11.60         337           1.55      0.70      -2.11
         2010                                         31         11.85         366           2.97      0.70      10.45
         2009                                         32         10.73         341           3.63      0.70      22.57
         2008                                         34          8.75         297           4.11      0.70     -27.84
         2007                                         39         12.13         478           3.20      0.70       4.11
Investments in the
   Federated Insurance Series
   Sub-Accounts:
      Federated Fund for U.S. Government Securities II
         2011                                         87         22.46       1,952           3.70      0.70       5.04
         2010                                         89         21.38       1,912           4.83      0.70       4.43
         2009                                        116         20.47       2,365           5.04      0.70       4.48
         2008                                        135         19.60       2,651           4.86      0.70       3.55
         2007                                        115         18.92       2,169           4.46      0.70       5.54
      Federated High Income Bond Fund II
         2011                                        107         28.34       3,045           8.85      0.70       4.44
         2010                                        121         27.13       3,291           7.66      0.70      13.93
         2009                                        120         23.82       2,855          10.87      0.70      51.78
         2008                                        124         15.69       1,941          10.21      0.70     -26.51
         2007                                        149         21.35       3,177           7.41      0.70       2.70
      Federated Managed Volatility Fund II (d)
         2011                                         59         20.98       1,242           3.86      0.70       4.04
         2010                                         61         20.17       1,235           5.83      0.70      11.30
         2009                                         69         18.12       1,249           5.85      0.70      27.38
         2008                                         79         14.23       1,130           5.75      0.70     -20.94
         2007                                         99         17.99       1,779           4.82      0.70       3.31

(a)  Previously known as DWS VIP Bond
(d)  Previously known as Federated Capital Income Fund II

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           Investor's Select Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   Fidelity Variable Insurance Products Fund
   Sub-Accounts:
      VIP Asset Manager
         2011                                        195  $      23.21  $    4,522           1.96%     0.70%     -3.24%
         2010                                        210         23.99       5,032           1.70      0.70      13.47
         2009                                        223         21.14       4,712           2.30      0.70      28.21
         2008                                        254         16.49       4,183           2.89      0.70     -29.22
         2007                                        269         23.30       6,285           6.01      0.70      14.69
      VIP Contrafund
         2011                                        525         30.50      16,007           1.02      0.70      -3.20
         2010                                        585         31.51      18,426           1.20      0.70      16.40
         2009                                        660         27.07      17,857           1.36      0.70      34.76
         2008                                        729         20.09      14,646           1.04      0.70     -42.92
         2007                                        809         35.19      28,498           0.96      0.70      16.77
      VIP Equity-Income
         2011                                        453         30.16      13,655           2.54      0.70       0.27
         2010                                        495         30.07      14,902           1.75      0.70      14.35
         2009                                        573         26.30      15,070           2.19      0.70      29.30
         2008                                        649         20.34      13,204           2.60      0.70     -43.05
         2007                                        724         35.72      25,858           1.86      0.70       0.82
      VIP Growth
         2011                                        487         27.26      13,279           0.38      0.70      -0.50
         2010                                        531         27.39      14,552           0.26      0.70      23.31
         2009                                        610         22.21      13,559           0.43      0.70      27.39
         2008                                        673         17.44      11,735           0.83      0.70     -47.54
         2007                                        768         33.24      25,524           0.80      0.70      26.07
      VIP Index 500
         2011                                        164         13.02       2,136           2.00      0.70       1.33
         2010                                        157         12.84       2,022           1.91      0.70      14.22
         2009                                        111         11.25       1,246           2.48      0.70      25.72
         2008                                        129          8.94       1,151           2.31      0.70     -37.44
         2007                                        136         14.30       1,935           3.68      0.70       4.70
      VIP Money Market
         2011                                        338         16.31       5,506           0.11      0.70      -0.59
         2010                                        391         16.41       6,420           0.18      0.70      -0.46
         2009                                        508         16.48       8,382           0.70      0.70       0.02
         2008                                        567         16.48       9,337           3.00      0.70       2.31
         2007                                        434         16.11       6,998           5.66      0.70       4.48
      VIP Overseas
         2011                                        225         17.03       3,832           1.45      0.70     -17.74
         2010                                        247         20.70       5,109           1.33      0.70      12.33
         2009                                        301         18.43       5,550           2.08      0.70      25.65
         2008                                        335         14.67       4,921           2.70      0.70     -44.20
         2007                                        401         26.29      10,538           3.36      0.70      16.49

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           Investor's Select Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   Ibbotson
   Sub-Accounts:
      Aggressive Growth ETF Asset Allocation
         2011                                          2  $      13.99  $       31           1.33%     0.70%     -5.51%
         2010                                          2         14.81          36           0.55      0.70      14.78
         2009                                          1         12.90          12           0.67      0.70      29.02
      Balanced ETF Asset Allocation
         2011                                         31         13.21         407           1.43      0.70      -1.25
         2010                                         30         13.38         401           1.03      0.70      11.07
         2009                                          9         12.04         112           1.35      0.70      20.44
      Conservative ETF Asset Allocation
         2011                                          2         11.85          24           1.43      0.70       2.70
         2010                                          5         11.54          60           1.74      0.70       5.92
         2009                                          4         10.90          48           1.13      0.70       8.96
      Growth ETF Asset Allocation
         2011                                          8         13.71         107           1.46      0.70      -4.18
         2010                                          5         14.31          71           0.94      0.70      13.39
      Income and Growth ETF Asset Allocation
         2011                                          4         12.49          48           1.16      0.70       0.66
         2010                                          2         12.40          28           0.90      0.70       8.28
         2009                                          1         11.46           6           1.79      0.70      14.55
Investments in the
   Invesco Funds
   Sub-Accounts:
      Invesco UIF U.S. Small Mid Cap Value Class I
         2011                                        192         15.96       3,071           0.72      0.70       0.22
         2010                                        226         15.93       3,603           0.88      0.70      21.39
         2009                                        198         13.12       2,598           1.20      0.70      38.24
         2008                                        233          9.49       2,215           0.87      0.70     -41.70
         2007                                        289         16.28       4,702           0.70      0.70       7.09
      Invesco V.I. Basic Value
         2011                                         31          9.34         292           0.90      0.70      -3.72
         2010                                         32          9.70         312           0.55      0.70       6.60
         2009                                         46          9.10         421           1.78      0.70      46.97
         2008                                         32          6.19         196           0.96      0.70     -52.10
         2007                                         52         12.93         670           0.62      0.70       0.83
Investments in the
   Invesco Funds (Class II)
   Sub-Accounts:
      Invesco LIT Growth and Income (Class II)
         2011                                        140         13.49       1,889           1.05      0.70      -2.94
         2010                                        146         13.90       2,024           0.10      0.70      11.41
         2009                                        151         12.47       1,887           3.32      0.70      23.24
         2008                                        164         10.12       1,662           1.88      0.70     -32.68
         2007                                        188         15.04       2,823           1.59      0.70       1.80

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           Investor's Select Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   Invesco Funds (Class II)
   Sub-Accounts (continued):
      Invesco LIT Mid Cap Growth (Class II)
         2011                                         57  $      14.02  $      797           0.00%     0.70%     -9.99%
         2010                                         47         15.58         734           0.00      0.70      26.39
         2009                                         44         12.32         537           0.00      0.70      55.28
         2008                                         35          7.94         278           0.00      0.70     -47.21
         2007                                         74         15.03       1,110           0.00      0.70      16.78
Investments in the
   Janus Aspen Series
   Sub-Accounts:
      Balanced
         2011                                        266         43.24      11,514           2.41      0.70       0.93
         2010                                        296         42.84      12,663           2.78      0.70       7.63
         2009                                        326         39.80      12,968           2.95      0.70      25.01
         2008                                        339         31.84      10,793           2.77      0.70     -16.43
         2007                                        365         38.10      13,890           2.59      0.70       9.76
      Enterprise
         2011                                        344         36.95      12,697           0.00      0.70      -2.11
         2010                                        382         37.75      14,420           0.06      0.70      24.97
         2009                                        434         30.21      13,125           0.00      0.70      43.82
         2008                                        490         21.00      10,290           0.27      0.70     -44.11
         2007                                        545         37.58      20,485           0.22      0.70      21.18
      Flexible Bond
         2011                                         59         31.81       1,880           4.07      0.70       6.00
         2010                                         64         30.01       1,932           3.85      0.70       7.22
         2009                                         77         27.99       2,165           4.30      0.70      12.43
         2008                                         78         24.90       1,954           4.66      0.70       5.28
         2007                                         83         23.65       1,965           4.42      0.70       6.29
      Forty Portfolio
         2011                                         18         14.99         277           0.38      0.70      -7.34
         2010                                         28         16.18         451           0.35      0.70       6.01
         2009                                         44         15.27         664           0.04      0.70      45.31
         2008                                         57         10.51         597           0.15      0.70     -44.54
         2007                                         58         18.94       1,099           0.36      0.70      36.03
      Janus Portfolio
         2011                                        426         25.25      10,748           0.58      0.70      -5.96
         2010                                        468         26.86      12,580           1.06      0.70      13.72
         2009                                        521         23.62      12,302           0.52      0.70      35.40
         2008                                        573         17.44       9,999           0.76      0.70     -40.14
         2007                                        649         29.14      18,909           0.73      0.70      14.28
      Worldwide (g)
         2011                                        457         24.17      11,057           0.60      0.70     -14.34
         2010                                        500         28.22      14,107           0.60      0.70      15.03
         2009                                        530         24.53      12,996           1.39      0.70      36.74
         2008                                        566         17.94      10,153           1.23      0.70     -45.05
         2007                                        626         32.65      20,410           0.78      0.70       8.86

(g)  Previously known as Worldwide Portfolio

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           Investor's Select Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   Janus Aspen Series (Service Shares)
   Sub-Accounts:
      Overseas (Service Shares)
         2011                                        234  $       6.99  $    1,635           0.38%     0.70%    -32.81%
         2010                                        239         10.40       2,484           0.52      0.70      24.15
         2009 (ac)                                   252          8.38       2,112           0.46      0.70      77.95
         2008 (ad) (ae)                              309          4.71       1,453           8.35      0.70     -52.93
Investments in the
   Legg Mason Partners Variable Portfolios I, Inc.
   Sub-Account:
      Legg Mason ClearBridge Variable Large Cap Value Class I (i)
         2011                                         26         12.62         324           2.95      0.70       4.22
         2010                                         20         12.11         239           2.80      0.70       8.70
         2009                                         27         11.14         305           1.83      0.70      23.63
         2008                                         31          9.01         276           1.40      0.70     -36.07
         2007                                         36         14.09         509           1.38      0.70       3.17
Investments in the
   MFS Variable Insurance Trust (Service Class)
   Sub-Account:
      MFS New Discovery Series (Service Class)
         2011                                         44         14.53         642           0.00      0.70     -11.12
         2010                                         61         16.34         990           0.00      0.70      34.99
         2009                                         54         12.11         653           0.00      0.70      61.79
         2008                                         37          7.48         273           0.00      0.70     -39.94
         2007                                         40         12.46         499           0.00      0.70       1.53
Investments in the
   Oppenheimer Variable Account Funds (Service Shares ("SS")) (u)
   Sub-Account:
      Oppenheimer Main Street Small & Mid Cap (SS) (v)
         2011                                        186         16.08       2,995           0.42      0.70      -3.06
         2010                                        202         16.58       3,351           0.39      0.70      22.20
         2009                                        184         13.57       2,503           0.61      0.70      35.93
         2008                                        215          9.98       2,147           0.29      0.70     -38.44
         2007                                        248         16.22       4,017           0.16      0.70      -2.08
Investments in the
   Panorama Series Fund, Inc. (Service Class ("SC"))
   Sub-Account:
      Oppenheimer International Growth (SC)
         2011                                        113         15.93       1,802           0.77      0.70      -8.25
         2010                                        132         17.36       2,293           1.03      0.70      13.82
         2009                                        144         15.26       2,204           1.13      0.70      38.09
         2008                                        152         11.05       1,680           0.82      0.70     -43.47
         2007                                        206         19.54       4,032           0.63      0.70      12.20

(i)  Previously known as Legg Mason ClearBridge Variable Investors Class I
(u)  Previously known as Oppenheimer Variable Account Funds (Service Class ("SC"))
(v)  Previously known as Oppenheimer Main Street Small Cap Growth (SC)
(ac) Previously known as Janus Aspen Series International Growth (Service Shares)
(ad) On May 1, 2008 Foreign Stock (Service Shares) merged into Overseas (Services Shares)
(ae) For period beginning May 1, 2008 and ended December 31, 2008

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           Investor's Select Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   PIMCO Advisors Variable Insurance Trust
   Sub-Accounts:
      Premier VIT NACM Small Cap Class I
         2010 (ab)                                     -  $        N/A  $        -           0.12%     0.70%     16.25%
         2009                                        122          9.75       1,188           0.05      0.70      14.77
         2008                                        142          8.49       1,209           0.00      0.70     -42.04
         2007                                        166         14.65       2,433           0.00      0.70      -0.13
         2006                                        185         14.67       2,714           0.00      0.70      23.22
Investments in the
   PIMCO Variable Insurance Trust
   Sub-Accounts:
      Foreign Bond
         2011                                        105         15.65       1,647           1.86      0.70       6.02
         2010                                        100         14.76       1,473           1.97      0.70       7.73
         2009                                         86         13.70       1,178           3.14      0.70      14.83
         2008                                         99         11.93       1,185           3.29      0.70      -3.07
         2007                                         99         12.31       1,221           3.32      0.70       2.91
      PIMCO Total Return
         2011                                        265         16.99       4,503           2.61      0.70       2.89
         2010                                        284         16.51       4,693           2.56      0.70       7.35
         2009                                        300         15.38       4,611           5.29      0.70      13.29
         2008                                        287         13.57       3,894           4.59      0.70       4.07
         2007                                        289         13.04       3,771           4.90      0.70       8.00
Investments in the
   Putnam Variable Trust
   Sub-Accounts:
      VT International Value Fund
         2011                                         54         12.59         679           2.70      0.70     -14.38
         2010                                         59         14.71         873           3.06      0.70       6.38
         2009                                         72         13.82         999           0.00      0.70      25.31
         2008                                         97         11.03       1,073           1.91      0.70     -46.40
         2007                                        135         20.58       2,775           1.59      0.70       6.26
Investments in the
   The Universal Institutional Funds, Inc
   Sub-Accounts:
      Morgan Stanley UIF Growth Class I (x)
         2011                                         29         15.21         439           0.12      0.70      -3.48
         2010                                         36         15.76         564           0.12      0.70      22.00
         2009                                         42         12.92         544           0.00      0.70      64.40
         2008                                         31          7.86         247           0.19      0.70     -49.54
         2007                                         56         15.57         865           0.00      0.70      21.05

(x)  Previously known as Morgan Stanley UIF Capital Growth Class I
(ab) For period beginning January 1, 2010, and ended April 30, 2010

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                        Consultant, Consultant SL, Consultant Accumulator, and
                                                                    Consultant Protector Policies

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   DWS Investments Variable Insurance Trust
   Sub-Accounts:
      DWS VIP Equity 500 Index A
         2011                                        118  $      17.74  $    2,094           1.69%     0.00%      1.83%
         2010                                        119         17.42       2,080           1.77      0.00      14.70
         2009                                        119         15.19       1,801           2.50      0.00      26.32
         2008                                        123         12.02       1,479           2.54      0.00     -37.15
         2007                                        121         19.13       2,322           1.50      0.00       5.30
      DWS VIP Small Cap Index A
         2011                                         31         22.33         685           0.88      0.00      -4.41
         2010                                         35         23.36         818           0.85      0.00      26.39
         2009                                         34         18.48         631           1.47      0.00      26.57
         2008                                         38         14.60         561           1.65      0.00     -34.12
         2007                                         38         22.16         844           0.88      0.00      -1.90
Investments in the
   DWS Variable Series I
   Sub-Accounts:
      DWS VIP Bond A (a)
         2011                                        336         16.35       5,498           4.03      0.00       5.68
         2010                                        283         15.47       4,378           4.32      0.00       6.79
         2009                                        303         14.49       4,384           8.04      0.00      10.07
         2008                                        313         13.16       4,123           5.84      0.00     -16.77
         2007                                        347         15.81       5,490           5.12      0.00       4.18
      DWS VIP Global Small Cap Growth A (b)
         2011                                        170         25.21       4,297           1.64      0.00      -9.90
         2010                                        232         27.98       6,498           0.35      0.00      26.64
         2009                                        201         22.09       4,445           1.65      0.00      48.20
         2008                                        222         14.91       3,316           0.29      0.00     -49.96
         2007                                        232         29.79       6,922           1.33      0.00       9.33
      DWS VIP Growth and Income A (c)
         2011                                        117         12.07       1,406           1.32      0.00      -0.14
         2010                                        123         12.09       1,490           1.55      0.00      14.40
         2009                                        131         10.56       1,381           1.99      0.00      34.15
         2008                                        139          7.88       1,092           2.24      0.00     -38.31
         2007                                        176         12.77       2,249           1.22      0.00       1.36
      DWS VIP International
         2011                                        150         10.40       1,561           1.89      0.00     -16.67
         2010                                        154         12.49       1,925           2.09      0.00       1.62
         2009                                        178         12.29       2,186           4.14      0.00      33.52
         2008                                        184          9.20       1,693           1.35      0.00     -48.21
         2007                                        218         17.77       3,876           2.43      0.00      14.59

(a) Previously known as DWS VIP Bond
(b) Previously known as DWS VIP Global Opportunities
(c) Previously known as DWS VIP Growth and Income

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                     Protector Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   DWS Variable Series II
   Sub-Accounts:
      DWS VIP Balanced A
         2011                                        244  $      12.15  $    2,961           1.55%     0.00%     -1.42%
         2010                                        261         12.33       3,221           2.97      0.00      11.22
         2009                                        269         11.08       2,987           3.63      0.00      23.43
         2008                                        282          8.98       2,533           4.11      0.00     -27.33
         2007                                        302         12.36       3,727           3.20      0.00       4.84
Investments in the
   Federated Insurance Series
   Sub-Accounts:
      Federated Fund for U.S. Government Securities II
         2011                                        351         19.41       6,814           3.70      0.00       5.78
         2010                                        304         18.35       5,575           4.83      0.00       5.17
         2009                                        346         17.45       6,044           5.04      0.00       5.21
         2008                                        382         16.58       6,342           4.86      0.00       4.28
         2007                                        383         15.90       6,083           4.46      0.00       6.29
      Federated High Income Bond Fund II
         2011                                        272         20.51       5,576           8.85      0.00       5.17
         2010                                        298         19.50       5,804           7.66      0.00      14.73
         2009                                        289         17.00       4,906          10.87      0.00      52.85
         2008                                        295         11.12       3,281          10.21      0.00     -25.99
         2007                                        330         15.03       4,952           7.41      0.00       3.43
      Federated Managed Volatility Fund II (d)
         2011                                         97         13.83       1,345           3.86      0.00       4.77
         2010                                        104         13.20       1,375           5.83      0.00      12.08
         2009                                        127         11.77       1,495           5.85      0.00      28.28
         2008                                        127          9.18       1,167           5.75      0.00     -20.38
         2007                                        149         11.53       1,718           4.82      0.00       4.04
Investments in the
   Fidelity Variable Insurance Products Fund
   Sub-Accounts:
      VIP Asset Manager
         2011                                        217         16.67       3,617           1.96      0.00      -2.56
         2010                                        237         17.11       4,048           1.70      0.00      14.26
         2009                                        225         14.98       3,377           2.30      0.00      29.11
         2008                                        243         11.60       2,822           2.89      0.00     -28.72
         2007                                        219         16.27       3,558           6.01      0.00      15.50
      VIP Contrafund
         2011                                      1,798         21.58      38,797           1.02      0.00      -2.53
         2010                                      1,906         22.14      42,200           1.20      0.00      17.22
         2009                                      1,932         18.89      36,500           1.36      0.00      35.71
         2008                                      1,962         13.92      27,313           1.04      0.00     -42.51
         2007                                      1,932         24.21      46,855           0.96      0.00      17.59
      VIP Equity-Income
         2011                                        942         16.14      15,206           2.54      0.00       0.97
         2010                                        975         15.99      15,596           1.75      0.00      15.15
         2009                                        998         13.88      13,850           2.19      0.00      30.21
         2008                                      1,014         10.66      10,814           2.60      0.00     -42.65
         2007                                        990         18.59      18,408           1.86      0.00       1.53

(d)  Previously known as Federated Capital Income Fund II

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                     Protector Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   Fidelity Variable Insurance Products Fund
   Sub-Accounts (continued):
      VIP Growth
         2011                                      1,376  $      13.67  $   18,812           0.38%     0.00%      0.20%
         2010                                      1,506         13.64      20,547           0.26      0.00      24.17
         2009                                      1,547         10.99      16,994           0.43      0.00      28.29
         2008                                      1,644          8.56      14,078           0.83      0.00     -47.17
         2007                                      1,777         16.21      28,798           0.80      0.00      26.96
      VIP Index 500
         2011                                      2,609         14.50      37,837           2.00      0.00       2.04
         2010                                      2,700         14.21      38,373           1.91      0.00      15.02
         2009                                      2,819         12.36      34,837           2.48      0.00      26.61
         2008                                      2,805          9.76      27,377           2.31      0.00     -37.00
         2007                                      2,803         15.49      43,426           3.68      0.00       5.44
      VIP Investment Grade Bond
         2011                                        327         15.63       5,110           3.46      0.00       7.33
         2010                                        306         14.56       4,458           3.83      0.00       7.80
         2009                                        281         13.51       3,801           8.81      0.00      15.72
         2008                                        254         11.67       2,960           4.12      0.00      -3.25
         2007                                        215         12.06       2,590           3.65      0.00       4.35
      VIP Money Market
         2011                                      1,519         14.62      22,202           0.11      0.00       0.11
         2010                                      1,528         14.60      22,311           0.18      0.00       0.24
         2009                                      1,752         14.57      25,517           0.70      0.00       0.72
         2008                                      1,640         14.46      23,724           3.00      0.00       3.02
         2007                                      1,192         14.04      16,734           5.66      0.00       5.22
      VIP Overseas
         2011                                        651         13.69       8,917           1.45      0.00     -17.16
         2010                                        682         16.52      11,272           1.33      0.00      13.11
         2009                                        687         14.61      10,032           2.08      0.00      26.53
         2008                                        677         11.54       7,814           2.70      0.00     -43.80
         2007                                        658         20.54      13,526           3.36      0.00      17.31
Investments in the
   Ibbotson
   Sub-Accounts:
      Aggressive Growth ETF Asset Allocation
         2011                                         15         14.26         221           1.33      0.00      -4.85
         2010                                          9         14.98         140           0.55      0.00      15.58
         2009                                          6         12.96          84           0.67      0.00      29.62
      Balanced ETF Asset Allocation
         2011                                        105         13.46       1,415           1.43      0.00      -0.56
         2010                                         37         13.53         499           1.03      0.00      11.85
         2009                                         11         12.10         136           1.35      0.00      21.01
      Conservative ETF Asset Allocation
         2011                                         32         12.08         386           1.43      0.00       3.42
         2010                                         35         11.68         404           1.74      0.00       6.67
         2009                                         15         10.95         162           1.13      0.00       9.47

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                     Protector Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   Ibbotson
   Sub-Accounts (continued):
      Growth ETF Asset Allocation
         2011                                         37  $      13.97  $      515           1.46%     0.00%     -3.50%
         2010                                         27         14.48         389           0.94      0.00      14.19
         2009                                          7         12.68          95           1.09      0.00      26.77
      Income and Growth ETF Asset Allocation
         2011                                         30         12.72         382           1.16      0.00       1.37
         2010                                         23         12.55         295           0.90      0.00       9.04
         2009                                          7         11.51          83           1.79      0.00      15.09
Investments in the
   Invesco Funds
   Sub-Accounts:
      Invesco LIT Government
         2011 (e)                                      -           N/A           -           4.52      0.00       1.08
         2010                                         61         12.91         793           0.19      0.00       5.23
         2009                                         59         12.27         719           6.78      0.00       0.98
         2008                                         67         12.15         816           3.22      0.00       1.81
         2007                                         58         11.94         689           2.85      0.00       7.33
      Invesco LIT Growth and Income
         2011                                        167         18.98       3,167           1.30      0.00      -2.01
         2010                                        166         19.37       3,220           0.10      0.00      12.51
         2009                                        171         17.21       2,940           3.90      0.00      24.37
         2008                                        167         13.84       2,306           2.11      0.00     -32.03
         2007                                        153         20.36       3,106           1.49      0.00       2.80
      Invesco UIF High Yield Class I
         2011 (e)                                      -           N/A           -          11.19      0.00       5.28
         2010                                         19         18.58         344           8.84      0.00      12.11
         2009                                         16         16.58         264          10.26      0.00      42.08
         2008                                         15         11.67         181           9.94      0.00     -22.86
         2007                                         18         15.12         267           8.84      0.00       4.01
      Invesco UIF U.S. Small Mid Cap Value Class I
         2011                                        392         16.85       6,596           0.72      0.00       0.92
         2010                                        422         16.69       7,040           0.88      0.00      22.24
         2009                                        421         13.65       5,753           1.20      0.00      39.21
         2008                                        474          9.81       4,646           0.87      0.00     -41.29
         2007                                        504         16.71       8,417           0.70      0.00       7.84
      Invesco V.I. Basic Value
         2011                                        411          9.85       4,046           0.90      0.00      -3.05
         2010                                        422         10.16       4,290           0.55      0.00       7.35
         2009                                        472          9.47       4,471           1.78      0.00      48.00
         2008                                        429          6.40       2,745           0.96      0.00     -51.77
         2007                                        413         13.26       5,484           0.62      0.00       1.54

(e)  For period beginning January 1, 2011, and ended April 29, 2011

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                     Protector Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   Invesco Funds
   Sub-Accounts (continued):
      Invesco V.I. Capital Appreciation
         2011                                        112  $      10.47  $    1,173           0.16%     0.00%     -7.91%
         2010                                        111         11.37       1,262           0.72      0.00      15.49
         2009                                        108          9.84       1,061           0.67      0.00      21.08
         2008                                         93          8.13         760           0.00      0.00     -42.49
         2007                                         77         14.14       1,093           0.00      0.00      12.01
      Invesco V.I. Core Equity
         2011                                         40         11.58         460           1.01      0.00      -0.06
         2010                                         39         11.59         451           0.99      0.00       9.56
         2009                                         34         10.58         358           1.99      0.00      28.30
         2008                                         27          8.24         225           2.59      0.70     -30.14
         2007                                         21         11.80         248           1.48      0.00       8.12
      Invesco V. I. Government Securities
         2011 (f)                                     86         10.68         920           0.00      0.00       6.84
      Invesco V. I. High Yield
         2011 (f)                                     30          9.64         294           0.00      0.00      -3.63
      Invesco V.I. Mid Cap Core Equity
         2011                                        123         14.26       1,753           0.31      0.00      -6.38
         2010                                        125         15.23       1,897           0.55      0.00      14.11
         2009                                        125         13.35       1,669           1.41      0.00      30.21
         2008                                        108         10.25       1,108           1.95      0.00     -28.52
         2007                                         85         14.34       1,224           0.26      0.00       9.55
Investments in the
   Invesco Funds (Class II)
   Sub-Accounts:
      Invesco LIT Growth and Income (Class II)
         2011                                        192         14.43       2,774           1.05      0.00      -2.26
         2010                                        209         14.77       3,086           0.10      0.00      12.19
         2009                                        217         13.16       2,851           3.32      0.00      24.11
         2008                                        250         10.61       2,651           1.88      0.00     -32.21
         2007                                        271         15.65       4,248           1.59      0.00       2.52
      Invesco LIT Mid Cap Growth (Class II)
         2011                                        149         14.79       2,204           0.00      0.00      -9.36
         2010                                        220         16.32       3,590           0.00      0.00      27.27
         2009                                        218         12.82       2,798           0.00      0.00      56.37
         2008                                        128          8.20       1,050           0.00      0.00     -46.83
         2007                                        114         15.42       1,764           0.00      0.00      17.60

(f)  For period beginning April 29, 2011, and ended December 31, 2011

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                     Protector Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   Janus Aspen Series
   Sub-Accounts:
      Balanced
         2011                                        651  $      24.75  $   16,124           2.41%     0.00%      1.64%
         2010                                        755         24.36      18,386           2.78      0.00       8.39
         2009                                        787         22.47      17,693           2.95      0.00      25.89
         2008                                        827         17.85      14,759           2.77      0.00     -15.84
         2007                                        877         21.21      18,598           2.59      0.00      10.54
      Enterprise
         2011                                        794         21.23      16,870           0.00      0.00      -1.42
         2010                                        898         21.54      19,337           0.06      0.00      25.85
         2009                                        970         17.12      16,594           0.00      0.00      44.83
         2008                                      1,085         11.82      12,819           0.27      0.00     -43.72
         2007                                      1,123         21.00      23,573           0.22      0.00      22.04
      Flexible Bond
         2011                                        271         23.05       6,248           4.07      0.00       6.74
         2010                                        240         21.59       5,176           3.85      0.00       7.97
         2009                                        256         20.00       5,113           4.30      0.00      13.22
         2008                                        281         17.66       4,969           4.66      0.00       6.02
         2007                                        287         16.66       4,782           4.42      0.00       7.04
      Forty Portfolio
         2011                                        143         15.82       2,270           0.38      0.00      -6.69
         2010                                        144         16.96       2,434           0.35      0.00       6.75
         2009                                        136         15.88       2,163           0.04      0.00      46.33
         2008                                        122         10.85       1,324           0.15      0.00     -44.15
         2007                                         93         19.43       1,803           0.36      0.00      36.99
      Janus Portfolio
         2011                                        898         13.30      11,943           0.58      0.00      -5.30
         2010                                      1,037         14.04      14,567           1.06      0.00      14.52
         2009                                      1,095         12.26      13,431           0.52      0.00      36.35
         2008                                      1,158          8.99      10,412           0.76      0.00     -39.72
         2007                                      1,210         14.92      18,056           0.73      0.00      15.09
      Worldwide (g)
         2011                                        913         11.67      10,661           0.60      0.00     -13.74
         2010                                        972         13.53      13,152           0.60      0.00      15.83
         2009                                      1,046         11.68      12,222           1.39      0.00      37.70
         2008                                      1,105          8.48       9,373           1.23      0.00     -44.66
         2007                                      1,176         15.33      18,033           0.78      0.00       9.63

(g)  Previously known as Worldwide Portfolio

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                     Protector Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   Janus Aspen Series (Service Shares)
   Sub-Accounts:
      Balanced (Service Shares)
         2011                                        246  $      19.14  $    4,708           2.25%     0.00%      1.35%
         2010                                        243         18.88       4,596           2.55      0.00       8.12
         2009                                        229         17.46       3,994           2.76      0.00      25.58
         2008                                        212         13.90       2,942           2.61      0.00     -16.06
         2007                                        190         16.56       3,139           2.46      0.00      10.29
      Mid Cap Value (Service Shares)
         2011                                        164         16.64       2,724           0.60      0.00      -2.98
         2010                                        164         17.15       2,805           0.49      0.00      15.36
         2009                                        163         14.87       2,420           0.35      0.00      32.92
         2008                                        147         11.18       1,646           3.73      0.00     -27.90
         2007                                        124         15.51       1,926           3.26      0.00       7.17
      Overseas (Service Shares)
         2011                                        625          7.13       4,454           0.38      0.00     -32.34
         2010                                        729         10.54       7,679           0.52      0.00      25.02
         2009 (ac)                                   516          8.43       4,352           0.46      0.00      79.07
         2008 (ad) (ae)                              483          4.71       2,271           8.35      0.00     -52.93
      Risk-Managed Core (Service Shares)
         2010 (ab)                                     -           N/A           -           2.05      0.00       7.83
         2009                                         50         11.70         582           1.16      0.00      22.55
         2008                                         45          9.54         432           0.77      0.00     -36.24
         2007                                         39         14.97         591           0.53      0.00       6.13
         2006                                         31         14.10         431           0.15      0.00      10.77
      Worldwide (Service Shares)
         2011                                         42         14.43         599           0.52      0.00     -13.99
         2010                                         40         16.77         665           0.48      0.00      15.52
         2009                                         40         14.52         579           1.15      0.00      37.40
         2008                                         47         10.57         492           1.06      0.00     -44.81
         2007                                         45         19.15         853           0.60      0.00       9.36
Investments in the
      Lazard Retirement Series Inc.
      Sub-Account:
      Emerging Markets Equity
         2011                                         32         45.19       1,451           1.84      0.00     -18.00
         2010                                         36         55.10       2,006           1.21      0.00      22.69
         2009                                         35         44.91       1,570           2.87      0.00      69.85
         2008                                         36         26.44         946           2.69      0.00     -48.72
         2007                                         32         51.57       1,660           1.28      0.00      33.30

(ab) For period beginning January 1, 2010, and ended April 30, 2010
(ac) Previously known as Janus Aspen Series International Growth (Service Shares)
(ad) On May 1, 2008 Foreign Stock (Service Shares) merged into Overseas (Services Shares)
(ae) For period beginning May 1, 2008 and ended December 31, 2008

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                     Protector Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   Legg Mason Partners Variable Portfolios I, Inc
   Sub-Accounts:
      Legg Mason ClearBridge Variable Fundamental All Cap Value Class I (h)
         2011                                         96  $       8.61  $      828           1.38%     0.00%     -6.20%
         2010                                         98          9.18         903           1.62      0.00      16.60
         2009                                        106          7.87         838           1.36      0.00      29.36
         2008                                         99          6.09         602           1.94      0.00     -36.58
         2007 (af)                                    91          9.60         873           2.49      0.00      -4.03
      Legg Mason ClearBridge Variable Large Cap Value Class I (i)
         2011                                        107         13.31       1,422           2.95      0.00       4.95
         2010                                         87         12.69       1,099           2.80      0.00       9.46
         2009                                         88         11.59       1,017           1.83      0.00      24.50
         2008                                         87          9.31         807           1.40      0.00     -35.62
         2007                                         85         14.46       1,231           1.38      0.00       3.90
      Legg Mason Western Asset Variable Global High Yield Bond
         2011                                        124         15.95       1,972           8.16      0.00       1.71
         2010                                        123         15.69       1,929           8.93      0.00      14.92
         2009                                        124         13.65       1,699          11.07      0.00      55.55
         2008                                        119          8.77       1,042          14.26      0.00     -30.82
         2007                                         85         12.68       1,078           8.61      0.00      -0.07
Investments in the
   MFS Variable Insurance Trust
   Sub-Accounts:
      MFS Growth
         2011                                        396         15.37       6,092           0.20      0.00      -0.32
         2010                                        422         15.42       6,506           0.11      0.00      15.34
         2009                                        459         13.37       6,129           0.30      0.00      37.67
         2008                                        486          9.71       4,718           0.24      0.00     -37.42
         2007                                        533         15.51       8,261           0.00      0.00      21.17
      MFS High Income (j)
         2011                                         55         15.47         851           9.36      0.00       4.10
         2010                                         58         14.86         855           6.95      0.00      14.73
         2009                                         54         12.95         698           7.66      0.00      45.55
         2008                                         52          8.90         460           9.81      0.00     -28.49
         2007                                         43         12.45         540           6.85      0.00       1.77
      MFS Investors Growth Stock (k)
         2011                                         46         13.71         634           0.56      0.00       0.58
         2010                                         48         13.64         659           0.42      0.00      12.47
         2009                                         49         12.12         590           0.68      0.00      39.55
         2008                                         44          8.69         379           0.61      0.00     -36.87
         2007                                         35         13.76         477           0.26      0.00      11.36

(h)  Previously known as Legg Mason ClearBridge Variable Value Class I
(i)  Previously known as Legg Mason ClearBridge Variable Investors Class I
(j)  Previously known as MFS High Income Series
(k)  Previously known as MFS Investors Growth Stock Series
(af) For period beginning April 27, 2007 and ended December 31, 2007

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                     Protector Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   MFS Variable Insurance Trust
   Sub-Accounts (continued):
      MFS Investors Trust (l)
         2011                                        298  $      13.36  $    3,977           0.95%     0.00%     -2.18%
         2010                                        303         13.66       4,145           1.13      0.00      11.10
         2009                                        326         12.30       4,014           1.59      0.00      26.90
         2008                                        364          9.69       3,529           0.89      0.00     -33.08
         2007                                        337         14.48       4,875           0.84      0.00      10.31
      MFS New Discovery (m)
         2011                                        280         26.53       7,432           0.00      0.00     -10.27
         2010                                        337         29.56       9,952           0.00      0.00      36.34
         2009                                        334         21.68       7,240           0.00      0.00      63.18
         2008                                        312         13.29       4,145           0.00      0.00     -39.33
         2007                                        318         21.90       6,968           0.00      0.00       2.52
      MFS Research (n)
         2011                                        161         14.63       2,363           0.89      0.00      -0.45
         2010                                        169         14.70       2,490           0.86      0.00      15.90
         2009                                        181         12.68       2,295           1.34      0.00      30.54
         2008                                        182          9.72       1,765           0.53      0.00     -36.09
         2007                                        201         15.20       3,052           0.70      0.00      13.20
      MFS Total Return (o)
         2011                                        526         19.35      10,169           2.60      0.00       1.77
         2010                                        556         19.01      10,565           2.63      0.00       9.93
         2009                                        594         17.29      10,264           3.47      0.00      18.03
         2008                                        622         14.65       9,119           3.78      0.00     -22.13
         2007                                      1,039         18.81      19,555           2.52      0.00       4.21
      MFS Utilities (p)
         2011                                         61         35.98       2,187           3.41      0.00       6.78
         2010                                         65         33.69       2,187           2.93      0.00      13.81
         2009                                         64         29.60       1,900           4.59      0.00      33.22
         2008                                         61         22.22       1,352           1.48      0.00     -37.67
         2007                                         56         35.65       2,004           0.78      0.00      27.90
      MFS Value (q)
         2011                                         95         14.49       1,382           1.49      0.00      -0.30
         2010                                        100         14.53       1,457           1.40      0.00      11.53
         2009                                         95         13.03       1,239           1.23      0.00      22.71
         2008                                         84         10.62         897           1.29      0.00     -32.58
         2007                                         72         15.75       1,139           0.91      0.00       7.91

(l)  Previously known as MFS Investors Trust Series
(m)  Previously known as MFS New Discovery Series
(n)  Previously known as MFS Research Series
(o)  Previously known as MFS Total Return Series
(p)  Previously known as MFS Utilities Series
(q)  Previously known as MFS Value Series

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                     Protector Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   Oppenheimer Variable Account Funds
   Sub-Accounts:
      Oppenheimer Main Street Small & Mid Cap (s)
         2011                                        272  $      23.52  $    6,392           0.61%     0.00%     -2.21%
         2010                                        279         24.06       6,701           0.59      0.00      23.41
         2009                                        278         19.49       5,424           0.82      0.00      37.20
         2008                                        255         14.21       3,623           0.52      0.00     -37.83
         2007                                        215         22.85       4,910           0.30      0.00      -1.21
      Oppenheimer Small & MidCap Growth Fund (t)
         2011                                        113         11.29       1,274           0.00      0.00       1.10
         2010                                        101         11.17       1,127           0.00      0.00      27.46
         2009                                         96          8.76         843           0.00      0.00      32.61
         2008                                         76          6.61         503           0.00      0.00     -49.07
         2007                                         44         12.98         575           0.00      0.00       6.33
Investments in the
   Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Account:
      Oppenheimer Global Securities (SS)
         2011                                        419         14.67       6,141           1.08      0.00      -8.53
         2010                                        417         16.03       6,695           1.14      0.00      15.70
         2009                                        408         13.86       5,650           1.78      0.00      39.35
         2008                                        366          9.94       3,640           1.23      0.00     -40.33
         2007                                        287         16.67       4,790           0.97      0.00       6.08
Investments in the
   Oppenheimer Variable Account Funds (Service Shares ("SS")) (u)
   Sub-Account:
      Oppenheimer Main Street Small & Mid Cap (SS) (v)
         2011                                        183         17.20       3,146           0.42      0.00      -2.38
         2010                                        202         17.62       3,562           0.39      0.00      23.06
         2009                                        238         14.32       3,406           0.61      0.00      36.88
         2008                                        256         10.46       2,673           0.29      0.00     -38.00
         2007                                        267         16.87       4,497           0.16      0.00      -1.39
Investments in the
   Panorama Series Fund, Inc.
   Sub-Account:
      Oppenheimer International Growth
         2011                                         31         29.12         891           0.96      0.00      -7.16
         2010                                         32         31.37       1,004           1.13      0.00      14.76
         2009                                         33         27.34         913           1.36      0.00      39.24
         2008                                         33         19.63         650           1.24      0.00     -42.64
         2007                                         34         34.22       1,171           0.83      0.00      12.61

(s)  Previously known as Oppenheimer Main Street Small Cap Growth
(t)  Previously known as Oppenheimer Small & MidCap Fund
(u)  Previously known as Oppenheimer Variable Account Funds (Service Class ("SC"))
(v)  Previously known as Oppenheimer Main Street Small Cap Growth (SC)

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                     Protector Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   PIMCO Advisors Variable Insurance Trust
   Sub-Accounts:
      Premier VIT NACM Small Cap Class I
         2010 (aa)                                     -  $        N/A  $        -           0.12%     0.00%     16.52%
         2009                                        250         10.28       2,575           0.05      0.00      15.58
         2008                                        263          8.90       2,338           0.00      0.00     -41.63
         2007                                        280         15.24       4,269           0.00      0.00       0.58
         2006                                        391         15.16       5,920           0.00      0.00      24.08
Investments in the
   PIMCO Variable Insurance Trust
   Sub-Accounts:
      Foreign Bond
         2011                                        251         16.74       4,205           1.86      0.00       6.77
         2010                                        234         15.68       3,662           1.97      0.00       8.49
         2009                                        194         14.45       2,809           3.14      0.00      15.64
         2008                                        210         12.50       2,624           3.29      0.00      -2.39
         2007                                        163         12.80       2,087           3.32      0.00       3.63
      Money Market
         2011                                        228         11.72       2,678           0.06      0.00       0.06
         2010                                        247         11.72       2,898           0.05      0.00       0.05
         2009                                        303         11.71       3,551           0.11      0.00       0.12
         2008                                        269         11.70       3,142           2.31      0.00       2.25
         2007                                        246         11.44       2,816           4.65      0.00       4.88
      PIMCO Real Return
         2011                                        232         16.39       3,803           2.08      0.00      11.68
         2010                                        224         14.67       3,280           1.48      0.00       8.11
         2009                                        215         13.57       2,924           3.19      0.00      18.39
         2008                                        180         11.47       2,058           3.77      0.00      -7.04
         2007                                        130         12.33       1,607           4.57      0.00      10.68
      PIMCO Total Return
         2011                                        843         18.17      15,315           2.61      0.00       3.61
         2010                                        858         17.54      15,043           2.56      0.00       8.10
         2009                                        890         16.23      14,441           5.29      0.00      14.09
         2008                                        725         14.22      10,315           4.59      0.00       4.80
         2007                                        655         13.57       8,893           4.90      0.00       8.77

(aa) For period beginning January 1, 2010, and ended April 23, 2010

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                     Protector Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   Putnam Variable Trust
   Sub-Account:
      VT International Value Fund
         2011                                        214  $      13.47  $    2,889           2.70%     0.00%    -13.78%
         2010                                        229         15.63       3,581           3.06      0.00       7.12
         2009                                        226         14.59       3,296           0.00      0.00      26.19
         2008                                        265         11.56       3,064           1.91      0.00     -46.02
         2007                                        267         21.42       5,713           1.59      0.00       7.01
Investments in the
   Putnam Variable Trust (Class IA)
   Sub-Accounts:
      VT High Yield (Class IA)
         2011                                         43         21.03         897           7.92      0.00       1.85
         2010                                         44         20.65         919           6.99      0.00      14.54
         2009                                         41         18.03         741          10.20      0.00      50.31
         2008                                         42         11.99         498          10.29      0.00     -26.01
         2007                                         44         16.21         720           7.77      0.00       3.31
      VT International Value Fund (Class IA)
         2011                                         73         18.12       1,331           2.82      0.00     -13.52
         2010                                         65         20.95       1,363           3.15      0.00       7.42
         2009                                         62         19.50       1,203           0.00      0.00      26.39
         2008                                         57         15.43         876           2.17      0.00     -45.85
         2007                                         52         28.49       1,492           1.80      0.00       7.29
Investments in the
   Rydex Variable Trust
   Sub-Account:
      Rydex SGI VT U.S. Long Short Momentum Fund
         2011                                         35         18.45         637           0.00      0.00      -6.56
         2010                                         37         19.75         733           0.00      0.00      11.21
         2009                                         35         17.76         624           0.09      0.00      27.29
         2008                                         35         13.95         492           0.00      0.00     -40.73
         2007                                         28         23.54         669           0.00      0.00      22.75
Investments in the
   T. Rowe Price Equity Series, Inc.
   Sub-Accounts:
      T. Rowe Price Blue Chip Growth
         2011                                        188         13.80       2,587           0.00      0.00       1.52
         2010                                        189         13.59       2,574           0.00      0.00      16.39
         2009                                        190         11.68       2,215           0.00      0.00      42.18
         2008                                        168          8.21       1,382           0.12      0.00     -42.51
         2007                                        132         14.29       1,886           0.50      0.00      12.74

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                     Protector Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   T. Rowe Price Equity Series, Inc.
   Sub-Account (continued):
      T. Rowe Price Equity Income
         2011                                      1,122  $      18.89  $   21,208           1.77%     0.00%     -0.71%
         2010                                      1,176         19.03      22,388           1.85      0.00      15.02
         2009                                      1,184         16.55      19,597           1.91      0.00      25.60
         2008                                      1,168         13.17      15,392           2.48      0.00     -36.11
         2007                                      1,158         20.62      23,872           1.76      0.00       3.26
      T. Rowe Price Mid-Cap Growth
         2011                                        282         31.32       8,834           0.00      0.00      -1.27
         2010                                        311         31.72       9,854           0.00      0.00      28.12
         2009                                        347         24.76       8,602           0.00      0.00      45.65
         2008                                        379         17.00       6,446           0.00      0.00     -39.76
         2007                                        412         28.22      11,630           0.22      0.00      17.52
      T. Rowe Price New America Growth
         2011                                        142         15.06       2,139           0.22      0.00      -1.07
         2010                                        148         15.22       2,249           0.15      0.00      19.65
         2009                                        225         12.72       2,868           0.00      0.00      49.76
         2008                                        146          8.49       1,241           0.00      0.00     -38.24
         2007                                        150         13.75       2,060           0.00      0.00      13.78
Investments in the
   T. Rowe Price International Series, Inc.
   Sub-Account:
      T. Rowe Price International Stock
         2011                                        247         13.64       3,372           1.59      0.00     -12.83
         2010                                        253         15.65       3,958           0.89      0.00      14.46
         2009                                        268         13.67       3,663           2.41      0.00      52.39
         2008                                        346          8.97       3,100           2.18      0.00     -48.70
         2007                                        339         17.49       5,932           1.53      0.00      13.03
Investments in the
   The Alger Portfolios
   Sub-Accounts:
      Alger Capital Appreciation Class I-2
         2011                                        536         23.96      12,835           0.11      0.00      -0.30
         2010                                        561         24.03      13,477           0.37      0.00      14.03
         2009                                        604         21.08      12,726           0.00      0.00      51.10
         2008                                        601         13.95       8,384           0.00      0.00     -45.13
         2007                                        639         25.42      16,234           0.00      0.00      33.53
      Alger Income and Growth Class I-2
         2011                                        355         16.01       5,678           1.59      0.00       6.51
         2010                                        325         15.03       4,878           1.39      0.00      12.27
         2009                                        344         13.39       4,604           2.40      0.00      32.17
         2008                                        352         10.13       3,569           2.21      0.00     -39.47
         2007                                        379         16.73       6,344           0.78      0.00      10.13

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                     Protector Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   The Alger Portfolios
   Sub-Accounts (continued):
      Alger Large Cap Growth Class I-2
         2011                                        634  $      14.60  $    9,261           1.02%     0.00%     -0.35%
         2010                                        673         14.65       9,851           0.70      0.00      13.39
         2009                                        698         12.92       9,023           0.63      0.00      47.57
         2008                                        703          8.75       6,156           0.23      0.00     -46.15
         2007                                        707         16.26      11,500           0.35      0.00      19.94
      Alger MidCap Growth Class I-2
         2011                                        930         20.32      18,902           0.36      0.00      -8.27
         2010                                        963         22.15      21,331           0.00      0.00      19.38
         2009                                      1,030         18.55      19,108           0.00      0.00      51.70
         2008                                        987         12.23      12,065           0.16      0.00     -58.36
         2007                                      1,029         29.37      30,222           0.00      0.00      31.56
      Alger SmallCap Growth Class I-2
         2011                                        397         15.87       6,306           0.00      0.00      -3.18
         2010                                        380         16.39       6,228           0.00      0.00      25.29
         2009                                        412         13.08       5,384           0.00      0.00      45.51
         2008                                        435          8.99       3,912           0.00      0.00     -46.60
         2007                                        459         16.84       7,724           0.00      0.00      17.24
Investments in the
   The Universal Institutional Funds, Inc.
   Sub-Accounts:
      Morgan Stanley UIF Growth Class I (x)
         2011                                         69         16.05       1,106           0.12      0.00      -2.80
         2010                                         74         16.51       1,228           0.12      0.00      22.86
         2009                                         82         13.44       1,097           0.00      0.00      65.55
         2008                                         82          8.12         665           0.19      0.00     -49.19
         2007                                         74         15.98       1,181           0.00      0.00      21.91
      Morgan Stanley UIF U.S. Real Estate Class I
         2011                                        180         28.15       5,063           0.86      0.00       5.92
         2010                                        187         26.58       4,970           2.09      0.00      29.96
         2009                                        194         20.45       3,977           2.82      0.00      28.36
         2008                                        189         15.93       3,010           3.94      0.00     -37.89
         2007                                        168         25.65       4,316           1.17      0.00     -17.07

(x)  Previously known as Morgan Stanley UIF Capital Growth Class I

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    Consultant, Consultant SL, Consultant Accumulator, and Consultant
                                                                     Protector Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   Van Eck Worldwide Insurance Trust
   Sub-Accounts:
      Van Eck Worldwide Emerging Markets
         2011                                        154  $      22.83  $    3,525           1.05%     0.00%    -25.74%
         2010                                        149         30.74       4,565           0.53      0.00      26.84
         2009                                        147         24.23       3,562           0.15      0.00     113.17
         2008                                        134         11.37       1,527           0.00      0.00     -64.78
         2007                                         98         32.28       3,162           0.26      0.00      37.61
      Van Eck Worldwide Hard Assets
         2011                                        114         31.76       3,630           1.25      0.00     -16.45
         2010                                        116         38.01       4,409           0.31      0.00      29.23
         2009                                        113         29.41       3,331           0.23      0.00      57.54
         2008                                        105         18.67       1,969           0.32      0.00     -46.12
         2007                                         87         34.66       3,023           0.10      0.00      45.36
      Van Eck Worldwide Multi-Manager Alternatives (y)
         2011                                         19         11.42         212           0.92      0.00      -2.27
         2010                                         20         11.68         236           0.00      0.00       4.97
         2009                                         22         11.13         245           0.27      0.00      13.87
         2008                                         24          9.78         237           0.07      0.00     -13.10
         2007                                         12         11.25         132           0.55      0.00       4.05
Investments in the
   Wells Fargo Variable Trust
   Sub-Accounts:
      Wells Fargo VT Advantage Discovery
         2011                                        262         17.27       4,525           0.00      0.00       0.42
         2010                                        336         17.19       5,782           0.00      0.00      35.54
         2009                                        291         12.68       3,686           0.00      0.00      40.30
         2008                                        315          9.04       2,848           0.00      0.00     -44.36
         2007                                        411         16.25       6,673           0.00      0.00      22.32
      Wells Fargo VT Advantage Opportunity
         2011                                        454         13.79       6,263           0.15      0.00      -5.52
         2010                                        487         14.60       7,107           0.73      0.00      23.76
         2009                                        518         11.80       6,106           0.00      0.00      47.74
         2008                                        548          7.99       4,377           2.00      0.00     -40.10
         2007                                        593         13.33       7,906           0.63      0.00       6.63

(y)  Previously known as Van Eck Worldwide Multi-Manager Alternatives Fund

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                       Total Accumulator Policies

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   AllianceBernstein
   Sub-Accounts:
      VPS Growth and Income Class A
         2011                                         11  $       9.36  $      101           1.26%     0.00%      6.32%
         2010                                          8          8.80          70           0.00      0.00      13.09
         2009                                          4          7.79          28           3.88      0.00      20.82
         2008 (ae)                                     1          6.44           6           0.00      0.00     -35.56
      VPS International Growth Class A
         2011                                         13          6.98          90           2.70      0.00     -15.85
         2010                                         10          8.30          83           1.73      0.00      12.90
         2009                                          8          7.35          59           4.28      0.00      39.58
         2008 (ae)                                     2          5.26          12           0.00      0.00     -47.35
      VPS International Value Class A
         2011                                         14          5.47          74           4.82      0.00     -19.25
         2010                                          8          6.78          54           3.45      0.00       4.59
         2009                                          4          6.48          28           1.84      0.00      34.68
         2008 (ae)                                     1          4.81           7           0.00      0.00     -51.89
      VPS Small Cap Growth Class A
         2011                                         13         12.35         155           0.00      0.00       4.46
         2010                                          7         11.82          86           0.00      0.00      36.90
         2009                                          4          8.63          34           0.00      0.00      41.76
         2008 (ae)                                     1          6.09           6           0.00      0.00     -39.09
      VPS Small/Mid Cap Value Class A
         2011                                          7         10.40          76           0.42      0.00      -8.39
         2010                                          4         11.35          51           0.33      0.00      26.91
         2009                                          2          8.95          18           0.47      0.00      42.86
         2008 (ae)                                   < 1          6.26           1           0.00      0.00     -37.37
Investments in the
   Fidelity Variable Insurance Products Fund
   Sub-Accounts:
      VIP Contrafund
         2011                                         99          9.39         926           1.02      0.00      -2.53
         2010                                         69          9.63         661           1.20      0.00      17.22
         2009                                         39          8.21         318           1.36      0.00      35.71
         2008 (ae)                                     9          6.05          52           1.04      0.00     -39.47
      VIP Emerging Markets
         2011                                         15          9.03         134           1.67      0.00     -21.01
         2010 (z)                                      4         11.43          41           1.51      0.00      14.35
      VIP Equity-Income
         2011                                         41          8.91         362           2.54      0.00       0.97
         2010                                         19          8.82         170           1.75      0.00      15.15
         2009                                         10          7.66          79           2.19      0.00      30.21
         2008 (ae)                                     2          5.88          10           2.60      0.00     -41.16

(z)  For period beginning April 30, 2010 and ended December 31, 2010
(ae) For period beginning May 1, 2008 and ended December 31, 2008

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Total Accumulator Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   Fidelity Variable Insurance Products Fund
   Sub-Accounts (continued):
      VIP Growth
         2011                                         26  $       9.15  $      239           0.38%     0.00%      0.20%
         2010                                         17          9.13         156           0.26      0.00      24.17
         2009                                          6          7.35          45           0.43      0.00      28.29
         2008 (ae)                                     1          5.73           6           0.83      0.00     -42.70
      VIP Growth & Income
         2011                                         17          9.04         158           2.12      0.00       1.61
         2010                                         12          8.90         108           0.88      0.00      14.87
         2009                                          6          7.75          47           1.48      0.00      27.20
         2008 (ae)                                     2          6.09          10           2.97      0.00     -39.10
      VIP High Income
         2011                                         19         12.62         237           9.95      0.00       4.03
         2010                                          7         12.13          86          11.52      0.00      13.82
         2009                                          2         10.66          25          11.41      0.00      43.96
         2008 (ae)                                     1          7.40           5          19.64      0.00     -25.97
      VIP Index 500 - Service Class
         2011                                        117          9.66       1,129           2.20      0.00       1.93
         2010                                         84          9.48         798           2.06      0.00      14.91
         2009                                         38          8.25         317           3.24      0.00      26.48
         2008 (ae)                                     6          6.52          38           3.77      0.00     -34.81
      VIP Investment Grade Bond
         2011                                         21         12.85         275           3.46      0.00       7.33
         2010                                         13         11.97         161           3.83      0.00       7.80
         2009                                          8         11.10          85           8.81      0.00      15.72
         2008 (ae)                                     2          9.59          14           4.12      0.00      -4.05
      VIP Mid Cap
         2011                                         63         10.23         648           0.33      0.00     -10.61
         2010                                         38         11.45         429           0.46      0.00      28.83
         2009                                         19          8.88         168           0.95      0.00      40.09
         2008 (ae)                                     2          6.34          13           0.86      0.00     -36.58
      VIP Money Market
         2011                                         52         10.29         533           0.11      0.00       0.11
         2010                                         27         10.28         276           0.18      0.00       0.24
         2009                                         48         10.25         488           0.70      0.00       0.72
         2008 (ae)                                     3         10.18          34           3.00      0.00       1.77
      VIP Real Estate
         2011                                         22         10.38         233           1.41      0.00       8.09
         2010                                         14          9.61         134           1.68      0.00      30.42
         2009                                          7          7.37          53           3.32      0.00      37.69
         2008 (ae)                                     2          5.35          10           5.55      0.00     -46.51
      VIP Value Strategies
         2011                                         10          9.40          93           1.40      0.00      -8.81
         2010                                          5         10.31          53           0.68      0.00      26.63
         2009                                          3          8.14          23           0.84      0.00      57.59
         2008 (ae)                                   < 1          5.16           2           2.54      0.00     -48.35

(ae) For period beginning May 1, 2008 and ended December 31, 2008

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Total Accumulator Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   Franklin Templeton Investments
   Sub-Accounts:
      VIP Global Asset Allocation
         2010 (aa)                                     -  $        N/A  $        -           4.69%     0.00%      4.00%
         2009                                          7          9.28          66           5.16      0.00      22.21
         2008 (ae)                                     1          7.59           8           0.13      0.00     -24.09
      VIP Global Income Securities
         2011                                         39         13.72         542           5.77      0.00      -0.61
         2010                                         28         13.81         382           2.13      0.00      14.71
         2009                                         10         12.04         120           5.13      0.00      18.98
         2008 (ae)                                     2         10.12          17           0.02      0.00       1.17
      VIP High Income Securities
         2011                                          6         12.82          77           5.77      0.00       4.63
         2010                                          4         12.26          48           5.93      0.00      13.71
         2009                                          3         10.78          27           3.14      0.00      42.99
         2008 (ae)                                   < 1          7.54           3           0.41      0.00     -24.62
      VIP Income Securities
         2011                                         14         11.01         158           4.48      0.00       2.71
         2010                                         15         10.72         166           4.35      0.00      12.87
         2009                                          4          9.50          40           6.28      0.00      35.88
         2008 (ae)                                     1          6.99          10           3.80      0.00     -30.12
      VIP Mutual Global Discovery Securities
         2011                                         22         10.10         222           1.80      0.00      -2.73
         2010                                         26         10.38         271           2.03      0.00      12.24
         2009                                          7          9.25          65           1.12      0.00      23.63
         2008 (ae)                                     3          7.48          20           0.72      0.00     -25.18
      VIP Mutual Shares Securities
         2011                                         12          9.27         108           2.76      0.00      -0.79
         2010                                          8          9.34          70           1.86      0.00      11.47
         2009                                          4          8.38          37           1.96      0.00      26.35
         2008 (ae)                                     2          6.63          16           3.21      0.00     -33.65
      VIP Small Cap Value Securities
         2011                                         23         10.56         244           0.92      0.00      -3.53
         2010                                         13         10.94         147           0.83      0.00      28.49
         2009                                          7          8.52          62           1.33      0.00      29.54
         2008 (ae)                                     2          6.57          11           0.03      0.00     -34.27
      VIP Small-Mid Cap Growth Securities
         2011                                         11         10.71         115           0.00      0.00      -4.59
         2010                                          9         11.22         100           0.00      0.00      27.94
         2009                                          4          8.77          37           0.00      0.00      43.95
         2008 (ae)                                     1          6.09           4           0.00      0.00     -39.06

(aa) For period beginning January 1, 2010, and ended April 23, 2010
(ae) For period beginning May 1, 2008 and ended December 31, 2008

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Total Accumulator Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   Franklin Templeton Investments
   Sub-Accounts (continued):
      VIP Strategic Income Securities
         2011                                          8  $      12.50  $       96           6.14%     0.00%      2.78%
         2010                                          5         12.16          65           4.85      0.00      11.21
         2009                                          2         10.94          18           6.41      0.00      26.11
         2008 (ae)                                   < 1          8.67           3           0.17      0.00     -13.27
      VIP U.S. Government
         2011                                         14         12.16         165           3.24      0.00       5.96
         2010                                         12         11.48         139           5.01      0.00       5.56
         2009                                          3         10.87          33           2.87      0.00       3.34
         2008 (ae)                                   < 1         10.52           5           0.14      0.00       5.22
Investments in the
   Ibbotson
   Sub-Accounts:
      Aggressive Growth ETF Asset Allocation
         2011                                        194          9.21       1,781           1.33      0.00      -4.85
         2010                                        144          9.67       1,397           0.55      0.00      15.58
         2009                                         86          8.37         716           0.67      0.00      27.79
         2008 (ae)                                    28          6.55         186           0.73      0.00     -34.50
      Balanced ETF Asset Allocation
         2011                                        172         10.21       1,752           1.43      0.00      -0.56
         2010                                        128         10.26       1,314           1.03      0.00      11.85
         2009                                         73          9.18         667           1.35      0.00      19.74
         2008 (ae)                                    16          7.66         119           2.44      0.00     -23.37
      Conservative ETF Asset Allocation
         2011                                          9         11.17         104           1.43      0.00       3.42
         2010                                          6         10.80          70           1.74      0.00       6.67
         2009                                          4         10.12          39           1.13      0.00       8.57
         2008 (ae)                                   < 1          9.32           4           1.66      0.00      -6.75
      Growth ETF Asset Allocation
         2011                                        379          9.60       3,638           1.46      0.00      -3.50
         2010                                        282          9.95       2,803           0.94      0.00      14.19
         2009                                        160          8.71       1,393           1.09      0.00      24.94
         2008 (ae)                                    29          6.97         202           0.18      0.00     -30.27
      Income and Growth ETF Asset Allocation
         2011                                         22         10.69         238           1.16      0.00       1.37
         2010                                         17         10.55         176           0.90      0.00       9.04
         2009                                         10          9.67          94           1.79      0.00      13.72
         2008 (ae)                                     3          8.50          25           7.62      0.00     -14.95
Investments in the
   Invesco Funds
   Sub-Accounts:
      Invesco LIT Government
         2011 (e)                                      -           N/A           -           4.52      0.00       1.08
         2010                                          2         10.81          18           0.19      0.00       5.23
         2009                                          1         10.27          11           6.78      0.00       0.98
         2008 (ae)                                   < 1         10.18         < 1           3.22      0.00       1.75
      Invesco LIT Growth and Income
         2011                                         13          9.64         129           1.30      0.00      -2.01
         2010                                         11          9.84         110           0.10      0.00      12.51
         2009                                          4          8.75          38           3.90      0.00      24.37
         2008 (ae)                                   < 1          7.03           2           2.11      0.00     -29.68

(e)  For period beginning January 1, 2011, and ended April 29, 2011
(ae) For period beginning May 1, 2008 and ended December 31, 2008

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Total Accumulator Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   Invesco Funds
   Sub-Account (continued):
      Invesco UIF U.S. Small Mid Cap Value Class I
         2011                                          8  $      10.46  $       81           0.72%     0.00%      0.92%
         2010                                          4         10.36          44           0.88      0.00      22.24
         2009                                          2          8.47          13           1.20      0.00      39.21
         2008 (ae)                                     1          6.09           4           0.87      0.00     -39.12
      Invesco V. I. Government Securities
         2011 (f)                                      2         10.68          25           0.00      0.00       6.84
Investments in the
   Janus Aspen Series
   Sub-Accounts:
      Balanced
         2011                                         32         11.56         375           2.41      0.00       1.64
         2010                                         25         11.37         289           2.78      0.00       8.39
         2009                                         13         10.49         137           2.95      0.00      25.89
         2008 (ae)                                     1          8.33          11           2.77      0.00     -16.67
      Enterprise
         2011                                          4          9.98          43           0.00      0.00      -1.42
         2010                                          4         10.13          43           0.06      0.00      25.85
         2009                                          4          8.05          28           0.00      0.00      44.83
         2008 (ae)                                     1          5.56           6           0.27      0.00     -44.44
      Flexible Bond
         2011                                          7         13.47          97           4.07      0.00       6.74
         2010                                          5         12.62          63           3.85      0.00       7.97
         2009                                          3         11.69          38           4.30      0.00      13.22
         2008 (ae)                                   < 1         10.32           4           4.66      0.00       3.23
      Forty Portfolio
         2011                                         25          7.94         200           0.38      0.00      -6.69
         2010                                         33          8.51         282           0.35      0.00       6.75
         2009                                         15          7.97         119           0.04      0.00      46.33
         2008 (ae)                                     5          5.45          26           0.15      0.00     -45.53
      Global Life Sciences
         2010 (ab)                                     -           N/A           -           0.23      0.00       1.94
         2009                                          2          9.48          16           0.00      0.00      25.79
         2008 (ae)                                   < 1          7.54           3           0.00      0.00     -24.61
      Global Technology
         2011                                          9         10.70          92           0.00      0.00      -8.68
         2010                                          6         11.72          74           0.00      0.00      24.83
         2009                                          2          9.39          21           0.00      0.00      57.09
         2008 (ae)                                     1          5.97           4           0.13      0.00     -40.25
      Mid Cap Value
         2011                                         14         10.71         145           0.84      0.00      -2.64
         2010                                         10         11.01         113           0.97      0.00      15.66
         2009                                          3          9.51          26           0.64      0.00      33.69
         2008 (ae)                                     1          7.12           8           1.49      0.00     -28.83
      Overseas
         2011                                         60          7.15         426           0.49      0.00     -32.17
         2010                                         37         10.54         391           0.77      0.00      25.31
         2009                                         20          8.41         166           0.46      0.00      79.56
         2008 (ae)                                     5          4.69          21           0.29      0.00     -53.15

(f)  For period beginning April 29, 2011, and ended December 31, 2011
(ab) For period beginning January 1, 2010, and ended April 30, 2010
(ae) For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Total Accumulator Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   Janus Aspen Series
   Sub-Accounts (continued):
      Research Core Portfolio
         2010 (ab)                                     -  $        N/A  $        -           0.92%     0.00%      6.85%
         2009                                          1          8.29          11           0.24      0.00      35.80
         2008 (ae)                                     1          6.10           4           0.56      0.00     -38.97
Investments in the
   Oppenheimer Variable Account Funds
   Sub-Accounts:
      Oppenheimer Balanced
         2011                                         15          8.08         123           1.84      0.00       0.72
         2010                                          9          8.02          70           0.85      0.00      12.91
         2009                                          3          7.10          23           0.00      0.00      21.89
         2008 (ae)                                     1          5.83           4           0.00      0.00     -41.72
      Oppenheimer Core Bond
         2011                                          7          8.05          59           4.84      0.00       8.27
         2010                                          5          7.44          35           1.39      0.00      11.41
         2009                                          3          6.68          17           0.00      0.00       9.61
         2008 (ae)                                     1          6.09           5           0.00      0.00     -39.09
      Oppenheimer Global Securities
         2011                                         28          9.28         263           1.20      0.00      -8.29
         2010                                         22         10.11         220           0.80      0.00      15.96
         2009                                          9          8.72          77           0.81      0.00      39.77
         2008 (ae)                                     1          6.24           9           0.00      0.00     -37.60
      Oppenheimer Global Strategic Income (r)
         2011                                          9         11.46         106           2.24      0.00       0.85
         2010                                          4         11.36          45           6.32      0.00      14.97
         2009                                          2          9.88          20           0.35      0.00      18.83
         2008 (ae)                                     1          8.31           8           0.00      0.00     -16.85
      Oppenheimer Main Street Small & Mid Cap (s)
         2011                                         23         10.75         246           0.61      0.00      -2.21
         2010                                         16         10.99         173           0.59      0.00      23.41
         2009                                          8          8.91          70           0.82      0.00      37.20
         2008 (ae)                                     1          6.49           8           0.52      0.00     -35.06
      Oppenheimer Value
         2011                                          9         10.70          99           0.92      0.00      -4.93
         2010                                          8         11.26          88           0.75      0.00      18.85
         2009                                          4          9.47          37           0.47      0.00      45.08
         2008 (ae)                                     1          6.53           6          64.35      0.00     -34.70
Investments in the
   Panorama Series Fund, Inc.
   Sub-Account:
      Oppenheimer International Growth
         2011                                         19          8.84         169           0.96      0.00      -7.16
         2010                                          9          9.52          89           1.13      0.00      14.76
         2009                                          4          8.30          33           1.36      0.00      39.24
         2008 (ae)                                     1          5.96           3           1.24      0.00     -40.39

(r)  Previously known as Oppenheimer Strategic Bond
(s)  Previously known as Oppenheimer Main Street Small Cap Growth
(ab) For period beginning January 1, 2010, and ended April 30, 2010
(ae) For period beginning May 1, 2008 and ended December 31, 2008

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                  Total Accumulator Policies (continued)

                                                          At December 31,           For the year ended December 31,
                                                ----------------------------------  ----------------------------------
                                                  Units   Accumulation  Net Assets    Investment    Expense   Total
                                                 (000s)    Unit Value     (000s)    Income Ratio*   Ratio**  Return***
                                                --------  ------------  ----------  -------------  --------  ---------
Investments in the
   The Alger Portfolios
   Sub-Accounts:
      Alger Balanced Class I-2
         2011                                          8  $      10.14  $       78           2.64%     0.00%      0.03%
         2010                                          5         10.14          55           2.16      0.00      10.33
         2009                                          3          9.19          27           1.43      0.00      29.25
         2008 (ae)                                   < 1          7.11           1           0.00      0.00     -28.89
      Alger Capital Appreciation Class I-2
         2011                                         36         10.50         380           0.11      0.00      -0.30
         2010                                         22         10.53         236           0.37      0.00      14.03
         2009                                          8          9.23          73           0.00      0.00      51.10
         2008 (ae)                                     1          6.11           8           0.00      0.00     -38.90
      Alger Large Cap Growth Class I-2
         2011                                         14          9.72         137           1.02      0.00      -0.35
         2010                                          9          9.75          92           0.70      0.00      13.39
         2009                                          6          8.60          49           0.63      0.00      47.57
         2008 (ae)                                     1          5.83           5           0.23      0.00     -41.72
      Alger MidCap Growth Class I-2
         2011                                         22          7.99         178           0.36      0.00      -8.27
         2010                                         17          8.71         149           0.00      0.00      19.38
         2009                                         11          7.29          77           0.00      0.00      51.70
         2008 (ae)                                     2          4.81          10           0.16      0.00     -51.92
Investments in the
   The Universal Institutional Funds, Inc.
   Sub-Accounts:
      Morgan Stanley UIF Emerging Markets Class I (w)
         2011                                         31          7.62         236           0.44      0.00     -18.22
         2010                                         24          9.31         222           0.59      0.00      19.02
         2009                                         15          7.83         121           0.00      0.00      69.84
         2008 (ae)                                     5          4.61          22           0.00      0.00     -53.93
      Morgan Stanley UIF Growth Class I (x)
         2011                                          4         10.36          42           0.12      0.00      -2.80
         2010                                          3         10.65          35           0.12      0.00      22.86
         2009                                          2          8.67          15           0.00      0.00      65.55
         2008 (ae)                                   < 1          5.24           1           0.19      0.00     -47.62

(w)  Previously known as Morgan Stanley UIF Emerging Markets Equity Class I
(x)  Previously known as Morgan Stanley UIF Capital Growth Class I
(ae) For period beginning May 1, 2008 and ended December 31, 2008

                                     PART C

                                OTHER INFORMATION





Item 26. EXHIBITS

      (a) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing establishment of Registrant (1)

      (b) Custodian Agreement (Not Applicable)

      (c) (i) Principal Underwriting Agreement (4)

            (ii) Form of  Selling Agreement (5)

            (iii) Schedule of Sales Commissions (3)

      (d) Form of the Investors Select Variable Universal Life Policy (3)

      (e) Application Form (2)

      (f) (1) Certificate of Incorporation of Lincoln Benefit (1)

      (2) By-laws of Lincoln Benefit (1)

      (g) Contracts of Reinsurance (6)

      (h) Fund Participation Agreements:

               (1) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company (1)

               (2) Participation Agreement among Lincoln Benefit Life Company and Variable Insurance Products Fund and Fidelity Distributors Corporation. (1)

               (3) Participation Agreement among Lincoln Benefit Life Company and Variable Insurance Products Fund II and Fidelity Distributors Corporation (1)

               (4) (i) Participation Agreement between Scudder Variable Life Investment Fund and Lincoln Benefit Life Company(1)

                     (ii) Reimbursement Agreement by and between Scudder,
                      Stevens & Clark, Inc. and Lincoln Benefit Life Company (1)

                     (iii)Participating Contract and Policy Agreement between Scudder Investor Services, Inc. and Lincoln Benefit Financial Services (1)

               (5) Fund Participation Agreement between Lincoln Benefit Life Company, Insurance Management Series and Federated Securities Corp. (1)

               (6) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company (7)

               (7) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust (8)

               (8) Form of Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts Financial Services Company (1)

               (9)   (i) Form of Participation Agreement between Lincoln Benefit
                      Life Company and OCC Accumulation Trust (9)

                     (ii) Amendment to Participation Agreement among OCC Accumulation Trust, OCC Distributors, and Lincoln Benefit Life Company (10)

               (10) Form of Participation Agreement among Panorama Series Fund, Inc., Oppenheimer Funds, Inc., and Lincoln Benefit Life Company
               (7)

               (11) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company (7)

               (12) Form of Participation Agreement among PIMCO Variable Insurance Trust, Lincoln Benefit Life Company and PIMCO Funds Distributor LLC (9)

               (13) Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Lincoln Benefit Life Company
               (7)

               (14) Form of Participation Agreement among Van Kampen Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company (7)

               (15) Form of Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Lincoln Benefit Life Company, and ALFS, Inc. (7)

               (16) Form of Participation Agreement between Salomon Brothers Variable Series Fund, Inc., Salomon Brothers Asset Management, Inc. and Lincoln Benefit Life Company. (9)

               (17) Form of Participation Agreement among Lincoln Benefit Life Company, Van Kampen Universal Institutional Funds, and Miller Anderson & Sherrerd, LLP. (9)

               (18) Form of Participation Agreement between Financial Investors
                    Variable Insurance Trust and Lincoln Benefit Life
                    Company.(14)

      (i) Administrative Contracts (Not Applicable)

      (j) Other Material Contracts (Not Applicable)

      (k) Opinion and Consent of Counsel (3)

      (l) Actuarial Opinion and Consent (11)

      (m) Sample Calculations (11)

      (n) Consent of Independent Registered Public Accounting Firm (filed herewith)

      (o) Omitted financial statements (Not applicable)

      (p) Initial Capital Arrangements (Not Applicable)

      (q) Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(ii) (3)

      (r) Table of Surrender Charge Factors and Percentages (11)

     (99) (a) Power of Attorney for Lawrence W. Dahl, John C. Pintozzi (14)
          (b) Power of Attorney for Anurag Chandra, Robert Becker (15)
          (c) Power of Attorney for Don Civgin (filed herewith)

-----------------------

(1) Incorporated by reference from Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed March 11, 1998 (File No. 333-47717).

(2) Incorporated by reference from Post-Effective Amendment No. 8 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 33-67386, filed April 30, 1997.

(3) Incorporated by reference from Post-Effective Amendment #9 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life, File No. 33-67386, filed April 28, 1998.

(4) Incorporated by reference from Post-Effective Amendment No. 1 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed January 22, 1999 (File No. 333-47717).

(5) Incorporated by reference from Post-Effective Amendment No. 3 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 1, 1999 (File No. 333-50545, 811-7924).

(6) Incorporated by reference from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 21, 1998 (File No. 333-50545, 811-7924).

(7) Incorporated by reference from Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed August 8, 2001 (File No. 333-61146, 811-7924).

(8) Incorporated by reference from Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed September 29, 1999 (File No. 333-82427, 811-7924).

(9) Incorporated by reference from Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed July 8, 1999 (File No. 333-82427, 811-7924).

(10) Incorporated by reference from Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed January 17, 2001 (File No. 333-82427, 811-7924).

(11) Incorporated by reference from Post-Effective Amendment No. 16 on Form N-6 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed April 22, 2003 (File No. 33-67386, 811-9154).

(12) Incorporated by reference from Post Effective Amendment to Form N-6 for Lincoln Benefit Life Variable Life Account, File No. 33-67386, 811-9154, filed April 20, 2006.

(13) Incorporated by reference from Post Effective Amendment to Form N-6 for Lincoln Benefit Life Company Variable Life Account, File No. 33-67386, 811-9154, filed April 20, 2007.

(14) Incorporated by reference from Post Effective Amendment to Form N-6 for Lincoln Benefit Life Company Variable Life Account, File No. 33-67386, 811-9154, filed April 30, 2009.

(15) Incorporated by reference from Post Effective Amendment to Form N-6 for Lincoln Benefit Life Company Variable Life Account, File No. 33-67386, 811-9154, filed April 14, 2011.


Item 27. EXECUTIVE OFFICERS AND DIRECTORS OF LINCOLN BENEFIT

         Our directors and officers are listed below. The principal business address of each of the officers and directors listed below is 2940 South 84th St., Lincoln, Nebraska 68506-4142.

NAME                                POSITION/OFFICE WITH DEPOSITOR
Don Civgin                          Director, Chairman of the Board and Chief Executive Officer
Anurag Chandra                      Director, Executive Vice President
Lawrence W. Dahl                    Director, President and Chief Operating Officer
Robert K. Becker                    Director, Sr. Vice President
Susan L. Lees                       Director, Sr. Vice President, General Counsel and Secretary
John C. Pintozzi                    Director, Sr. Vice President and Chief Financial Officer
Judith P. Greffin                   Executive Vice President
Samuel H. Pilch                     Senior Group Vice President and Controller
Richard C. Crist, Jr.               Senior Vice President and Chief Privacy Officer
D. Scott Harper                     Senior Vice President and Assistant Treasurer
Jeffrey J. McRae                    Senior Vice President and Assistant Treasurer
Harry R. Miller                     Senior Vice President and Chief Risk Officer
Mario Rizzo                         Senior Vice President and Treasurer
Errol Cramer                        Vice President & Appointed Actuary
Sarah R. Donahue                    Vice President
Lisa J. Flanary                     Vice President
Angela K. Fontana                   Vice President and Chief Compliance Officer
A.J. Ijaz                           Vice President
Robert E. Transon                   Vice President
Timothy N. Vander Pas               Vice President
William F. Emmons                   Assistant Secretary
Mary J. McGinn                      Assistant Secretary
Dean M. Way                         Associate Vice President and Illustration Actuary






Item 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Annual Report on Form 10-K of the Allstate Corporation, File No. 1-11840, filed February 22, 2012.





Item 29: INDEMNIFICATION

         The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

         The By-Laws of ADLLC (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

         Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the distributor for any liability that the latter may incur to a Policy Owner or party-in-interest under a Policy, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Policy; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public Policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the Act and will be governed by the final adjudication of such issue.





Item 30. PRINCIPAL UNDERWRITERS

     Effective September 1, 2011, our former distributor ALFS, Inc. merged into Allstate Distributors, LLC. Both ALFS, Inc. and Allstate Distributors, LLC are wholly owned subsidiaries of Allstate Life Insurance Company.

     Allstate Distributors, LLC, ("ADLLC") serves as principal underwriter and distributor of the Policies. ADLLC is a wholly-owned subsidiary of Allstate Life Insurance Company. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of FINRA.

     Lincoln Benefit does not pay ADLLC any commission or other compensation. As stated in the SAI, under the underwriting agreement for the Policies, Lincoln Benefit reimburses ADLLC for expenses incurred in distributing the Policies, including liability arising from services Lincoln Benefit provides on the Policies.

     ADLLC also serves as distributor for the Lincoln Benefit Life Variable Annuity Account, which is another separate account of Lincoln Benefit. In addition, ADLLC serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ADLLC and Lincoln Benefit:

     Allstate Financial Advisors Separate Account I
     Allstate Life Variable Life Separate Account A
     Allstate Life of New York Separate Account A
     Allstate Life of New York Variable Life Separate Account A
     Charter National Variable Annuity Account
     Intramerica Variable Annuity Account

The following are the directors and officers of ADLLC. The principal business address of each of the officers and directors listed below is 3100 Sanders Road, Northbrook, IL 60062.

Name                         Position with Distributor

ROBERT K. BECKER          MANAGER AND CHAIRMAN OF THE BOARD
LISA J. FLANARY           MANAGER AND PRESIDENT
SUSAN L. LEES             MANAGER AND ASSISTANT SECRETARY
TIMOTHY N. VANDER PAS     MANAGER
RICHARD C. CRIST, JR.     SENIOR VICE PRESIDENT AND CHIEF PRIVACY OFFICER
RICHARD EELLS             SENIOR VICE PRESIDENT
D. SCOTT HARPER           SENIOR VICE PRESIDENT AND ASSISTANT TREASURER
JEFFREY J. MCRAE          SENIOR VICE PRESIDENT AND ASSISTANT TREASURER
MARIO RIZZO               SENIOR VICE PRESIDENT AND ASSISTANT TREASURER
STANLEY G. SHELLEY        SENIOR VICE PRESIDENT
MARK SUTTON               SENIOR VICE PRESIDENT
SARAH R. DONAHUE          VICE PRESIDENT
MARIBEL V. GERSTNER       VICE PRESIDENT
ALLEN R. REED             VICE PRESIDENT, GENERAL COUNSEL AND SECRETARY
WILLIAM D. WEBB           VICE PRESIDENT AND TREASURER
DANA GOLDSTEIN            CHIEF COMPLIANCE OFFICER
MARY J. MCGINN            ASSISTANT SECRETARY






Item 31. LOCATION OF ACCOUNTS AND RECORDS

     The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

     The Principal Underwriter, ADLLC, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

         Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.





Item 32. MANAGEMENT SERVICES

         None.





Item 33. REPRESENTATION OF REASONABLENESS OF FEES

         Lincoln Benefit Life Company hereby represents that the aggregate fees and charges deducted under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Benefit.





                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, and State of Nebraska on April 17, 2012.



                          LINCOLN BENEFIT LIFE VARIABLE

                                  LIFE ACCOUNT

                                  (Registrant)



                        By: Lincoln Benefit Life Company



                           * By: /s/ Lawrence W. Dahl

                ------------------------------------------------

                                Lawrence W. Dahl

                      President and Chief Operating Officer



                          LINCOLN BENEFIT LIFE COMPANY

                                   (Depositor)



                            *By: /s/ Lawrence W. Dahl

                ------------------------------------------------

                                Lawrence W. Dahl

                      President and Chief Operating Officer



         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities and on April 17, 2012.

(Signature)                                                     (Title)

*/s/ Don Civgin                                                 Director, Chairman of the Board
----------------------                                          & Chief Executive Officer
Don Civgin
(Principal Executive Officer)


*/s/ Lawrence W. Dahl                                           Director, President
---------------------                                           & Chief Operating Officer
Lawrence W. Dahl
(Principal Executive Officer)


*/s/ Anurag Chandra                                             Director, Senior Vice President
---------------------
Anurag Chandra


/s/ Susan L. Lees                                               Director, Senior Vice President,
-----------------                                               General Counsel & Secretary
Susan L. Lees


*/s/ John C. Pintozzi                                           Director, Senior Vice President
---------------------                                           & Chief Financial Officer
John C. Pintozzi


*/s/ Robert K. Becker                                           Director, Senior Vice President
------------------
Robert K. Becker




*By Susan L. Lees, pursuant to Power of Attorney.





                                INDEX TO EXHIBITS

                    FOR POST-EFFECTIVE AMENDMENT ON FORM N-6

                      TO REGISTRATION STATEMENT ON FORM S-6

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

EXHIBIT NO.                         SEQUENTIAL PAGE NO.
26(n)(1)           Consent of Independent Registered Public Accounting Firm
 (99)(c)           Power of Attorney for for Don Civgin